PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—12.7%
Ameriquest Mortgage Securities, Inc., Pass-Through Certificates,
Series 2004-R9, Class M2,
1 mo. USD LIBOR + 0.975%,
1.124%, due 10/25/34 [1]	21,497	21,496
Series 2005-R1, Class M4,
1 mo. USD LIBOR + 1.110%,
1.259%, due 03/25/35[1]	200,000	197,331
Series 2005-R11, Class M1,
1 mo. USD LIBOR + 0.450%,
0.599%, due 01/25/36[1]	114,741	114,631
Amortizing Residential Collateral Trust,
Series 2004-1, Class A5,
1 mo. USD LIBOR + 1.000%,
1.149%, due 10/25/34[1]	150,912	148,054
Bear Stearns Asset-Backed Securities Trust,
Series 2004-2, Class M1,
1 mo. USD LIBOR + 1.200%,
1.349%, due 08/25/34[1]	4,805,559	4,760,127
Benefit Street Partners CLO IV Ltd.,
Series 2014-IVA, Class A1RR,
3 mo. USD LIBOR + 1.250%,
1.468%, due 01/20/29[1,2]	2,000,000	1,987,840
Cent CLO 19 Ltd.,
Series 2013-19A, Class A1A,
3 mo. USD LIBOR + 1.330%,
1.543%, due 10/29/25[1,2]	118,219	118,168
Chase Funding Trust,
Series 2002-3 , Class 2A1,
1 mo. USD LIBOR + 0.640%,
0.789%, due 08/25/32[1]	136,655	130,640
Series 2002-4, Class 2A1,
1 mo. USD LIBOR + 0.740%,
0.889%, due 10/25/32[1]	9,473	9,353
CIFC Funding Ltd.,
Series 2015-5A, Class A1R,
3 mo. USD LIBOR + 0.860%,
1.075%, due 10/25/27[1,2]	879,404	871,782
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A,
1 mo. USD LIBOR + 1.350%,
1.499%, due 10/25/37[1,2]	839,970	842,384
Colombia Cent CLO Ltd.,
Series 2018-27A, Class A1,
3 mo. USD LIBOR + 1.150%,
1.365%, due 10/25/28[1,2]	1,700,000	1,687,063

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Countrywide Asset-Backed Certificates,
Series 2004-2, Class 3A4,
1 mo. USD LIBOR + 0.500%,
0.649%, due 07/25/34[1]	80,086	75,675
Series 2004-6, Class M1,
1 mo. USD LIBOR + 0.900%,
1.049%, due 10/25/34[1]	94,238	88,734
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-4, Class M1,
1 mo. USD LIBOR + 0.720%,
0.869%, due 07/25/34[1]	104,835	103,158
Dryden XXV Senior Loan Fund,
Series 2012-25A, Class ARR,
3 mo. USD LIBOR + 0.900%,
1.137%, due 10/15/27[1,2]	2,692,529	2,671,223
EMC Mortgage Loan Trust,
Series 2003-A, Class A2,
1 mo. USD LIBOR + 1.500%,
1.649%, due 08/25/40[1,2]	77,550	77,078
Equifirst Loan Securitization Trust,
Series 2007-1, Class A1,
1 mo. USD LIBOR + 0.170%,
0.319%, due 04/25/37[1,2]	1,868,459	1,751,670
Figueroa CLO Ltd.,
Series 2014-1A, Class AR,
3 mo. USD LIBOR + 0.900%,
1.137%, due 01/15/27[1,2]	77,872	77,637
First Franklin Mortgage Loan Trust,
Series 2005-FFH1, Class M1,
1 mo. USD LIBOR + 0.675%,
0.824%, due 06/25/36[1]	47,116	47,011
Gallatin CLO VIII Ltd.,
Series 2017-1A, Class A,
3 mo. USD LIBOR + 1.300%,
1.537%, due 07/15/27[1,2]	1,933,856	1,926,489
Halcyon Loan Advisors Funding Ltd.,
Series 2015-1A, Class AR,
3 mo. USD LIBOR + 0.920%,
1.138%, due 04/20/27[1,2]	1,811,785	1,800,480
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class M1,
1 mo. USD LIBOR + 0.270%,
0.419%, due 05/25/36[1]	173,642	172,833
KGS Alpha SBA,
Series 2012-5, Class A, IO,
1.060%, due 04/25/38[2,3,4,5]	14,528,569	410,800

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
KVK CLO Ltd.,
Series 2013-1A, Class AR,
3 mo. USD LIBOR + 0.900%,
1.129%, due 01/14/28[1,2]	1,925,104	1,910,694
LCM XX LP,
Series 20A, Class AR,
3 mo. USD LIBOR + 1.040%,
1.258%, due 10/20/27[1,2]	250,000	247,836
Legacy Mortgage Asset Trust,
Series 2019-GS4, Class A1,
3.438%, due 05/25/59[2,6]	340,526	341,517
Madison Park Funding XII Ltd.,
Series 2014-12A, Class AR,
3 mo. USD LIBOR + 1.260%,
1.478%, due 07/20/26[1,2]	335,544	335,544
Morgan Stanley ABS Capital I, Inc.,
Series 2005-WMC6, Class M3,
1 mo. USD LIBOR + 0.765%,
0.914%, due 07/25/35[1]	86,297	87,319
Octagon Investment Partners XXIII Ltd.,
Series 2015-1A, Class A1R,
3 mo. USD LIBOR + 0.850%,
1.087%, due 07/15/27[1,2]	343,037	340,079
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2,
1 mo. USD LIBOR + 0.180%,
0.329%, due 04/25/37[1]	59,242	40,501
OZLM XIII Ltd.,
Series 2015-13A, Class A1R,
3 mo. USD LIBOR + 1.080%,
1.294%, due 07/30/27[1,2]	464,471	460,743
Palmer Square Loan Funding Ltd.,
Series 2018-4A, Class A1,
3 mo. USD LIBOR + 0.900%,
1.180%, due 11/15/26[1,2]	295,719	294,536
Park Place Securities, Inc., Pass-Through Certificates,
Series 2005-WHQ3, Class M4,
1 mo. USD LIBOR + 0.945%,
1.094%, due 06/25/35[1]	200,000	198,655
RASC Trust,
Series 2005-KS11, Class M2,
1 mo. USD LIBOR + 0.420%,
0.569%, due 12/25/35[1]	393,907	390,571

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Recette CLO Ltd.,
Series 2015-1A, Class AR,
3 mo. USD LIBOR + 0.920%,
1.138%, due 10/20/27[1,2]	1,570,905	1,562,653
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A,
1 mo. USD LIBOR + 0.880%,
1.029%, due 08/25/33[1]	126,532	120,611
Saxon Asset Securities Trust,
Series 2005-3, Class M3,
1 mo. USD LIBOR + 0.750%,
0.899%, due 11/25/35[1]	2,100,000	2,024,763
Soundview Home Loan Trust,
Series 2007-OPT1, Class 1A1,
1 mo. USD LIBOR + 0.200%,
0.349%, due 06/25/37[1]	341,628	279,701
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-EQ1A, Class A1,
1 mo. USD LIBOR + 0.135%,
0.284%, due 07/25/36[1,2]	165,917	161,296
Structured Asset Securities Corp. Trust,
Series 2005-AR1, Class M2,
1 mo. USD LIBOR + 0.460%,
0.609%, due 09/25/35[1]	1,635,795	1,594,051
Symphony CLO XIV Ltd.,
Series 2014-14A, Class AR,
3 mo. USD LIBOR + 0.950%,
1.179%, due 07/14/26[1,2]	615,133	611,201
Symphony CLO XVII Ltd.,
Series 2016-17A, Class AR,
3 mo. USD LIBOR + 0.880%,
1.117%, due 04/15/28[1,2]	474,498	470,632
Telos CLO Ltd.,
Series 2014-5A, Class A1R,
3 mo. USD LIBOR + 0.950%,
1.168%, due 04/17/28[1,2]	2,721,637	2,691,963
Tralee CLO III Ltd.,
Series 2014-3A, Class AR,
3 mo. USD LIBOR + 1.030%,
1.248%, due 10/20/27[1,2]	3,485,551	3,465,537
Tralee CLO V Ltd.,
Series 2018-5A, Class A1,
3 mo. USD LIBOR + 1.110%,
1.328%, due 10/20/28[1,2]	1,100,000	1,086,693

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Venture CLO 35 Ltd.,
Series 2018-35A, Class AS,
3 mo. USD LIBOR + 1.150%,
1.366%, due 10/22/31[1,2]	1,000,000	1,000,207
Venture XXI CLO Ltd.,
Series 2015-21A, Class AR,
3 mo. USD LIBOR + 0.880%,
1.117%, due 07/15/27[1,2]	804,160	797,495
Zais CLO 1 Ltd.,
Series 2014-1A, Class A1AR,
3 mo. USD LIBOR + 1.150%,
1.387%, due 04/15/28[1,2]	894,727	887,500
Total asset-backed securities
(cost—$40,926,276)		41,493,955

Mortgage-backed securities—22.7%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 3A21,
3.095%, due 11/25/35[5]	429,404	368,275
AREIT Trust,
Series 2018-CRE2, Class A,
1 mo. USD LIBOR + 0.980%,
1.127%, due 11/14/35[1,2]	824,613	812,649
BCAP LLC Trust,
Series 2010-RR1, Class 1A4,
3.663%, due 03/26/37[2,5]	91,810	78,827
Series 2011-R11, Class 8A5,
0.556%, due 07/26/36[2,5]	36,493	36,177
Series 2013-RR1, Class 3A4,
6.000%, due 10/26/37[2,5]	261,978	215,539
Series 2013-RR5, Class 5A1,
12 mo. MTA + 0.840%,
1.860%, due 11/26/46 [1,2]	78,767	79,476
Bear Stearns ARM Trust,
Series 2002-011, Class 1A2,
3.751%, due 02/25/33[5]	3,848	3,479
Series 2004-002, Class 12A2,
3.329%, due 05/25/34[5]	34,198	32,038
Bear Stearns Asset Backed Securities Trust,
Series 2003-AC5, Class A1,
5.750%, due 10/25/33[6]	406,290	424,042
Series 2004-AC3, Class A2,
6.000%, due 06/25/34[6]	578,579	591,282

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
BX Commercial Mortgage Trust,
Series 2018-IND, Class A,
1 mo. USD LIBOR + 0.750%,
0.898%, due 11/15/35[1,2]	2,682,236	2,670,446
Series 2018-IND, Class D,
1 mo. USD LIBOR + 1.300%,
1.448%, due 11/15/35[1,2]	5,600,000	5,529,685
Chevy Chase Funding LLC Mortgage-Backed Certificates,
Series 2004-1, Class A1,
1 mo. USD LIBOR + 0.280%,
0.429%, due 01/25/35[1,2]	36,185	35,957
CHL Mortgage Pass-Through Trust,
Series 2003-HYB1, Class 1A1,
3.716%, due 05/19/33[5]	3,342	3,124
Series 2007-15, Class 2A2,
6.500%, due 09/25/37	27,035	16,346
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class A,
4.149%, due 01/10/36[2]	3,200,000	3,440,532
CSMC Trust,
Series 2013-MH1, Class A,
4.788%, due 05/27/53[2,5]	1,004,938	1,135,735
FHLMC Multifamily Structured Pass-Through Certificates,
Series K014, Class X1, IO,
1.153%, due 04/25/21[5]	6,416,545	15,767
Series K027, Class X1, IO,
0.742%, due 01/25/23[5]	6,210,553	80,392
Series KAIV, Class X1, IO,
1.214%, due 06/25/21[5]	2,505,744	7,573
Series KF05, Class A,
1 mo. USD LIBOR + 0.350%,
0.498%, due 09/25/21[1]	34,930	34,930
Series KF06, Class A,
1 mo. USD LIBOR + 0.330%,
0.478%, due 11/25/21[1]	164,720	164,357
Series KP05, Class AH,
3.254%, due 04/25/23[5]	794,265	813,351
FHLMC REMIC,
Series 0013, Class B, IO,
7.000%, due 06/25/23	11,081	709
Series 1349, Class PS,
7.500%, due 08/15/22	162	168
Series 1502, Class PX,
7.000%, due 04/15/23	37,307	39,210
Series 1534, Class Z,
5.000%, due 06/15/23	15,268	15,752

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 1573, Class PZ,
7.000%, due 09/15/23	4,778	5,082
Series 1658, Class GZ,
7.000%, due 01/15/24	2,674	2,857
Series 1694, Class Z,
6.500%, due 03/15/24	32,411	34,831
Series 1775, Class Z,
8.500%, due 03/15/25	1,275	1,439
Series 2136, Class GD, IO,
7.000%, due 03/15/29	1,830	291
Series 2178, Class PI, IO,
7.500%, due 08/15/29	9,829	1,882
Series 2400, Class FQ,
1 mo. USD LIBOR + 0.500%,
0.648%, due 01/15/32[1]	73,042	73,238
Series 2411, Class FJ,
1 mo. USD LIBOR + 0.350%,
0.498%, due 12/15/29[1]	11,496	11,489
Series 2614, Class WO, PO,
0.010%, due 05/15/33	690,956	632,994
Series 3096, Class FL,
1 mo. USD LIBOR + 0.400%,
0.548%, due 01/15/36[1]	107,541	108,218
Series 3114, Class PF,
1 mo. USD LIBOR + 0.400%,
0.548%, due 02/15/36[1]	556,247	561,387
Series 3153, Class UF,
1 mo. USD LIBOR + 0.430%,
0.578%, due 05/15/36[1]	129,517	130,837
Series 3339, Class LI, IO,
1 mo. USD LIBOR + 6.480%,
6.332%, due 07/15/37[1]	614,843	105,906
Series 3442, Class MT,
1 mo. USD LIBOR,
0.148%, due 07/15/34[1]	56,705	53,973
Series 3598, Class JI, IO,
2.612%, due 10/15/37[5]	28,954	1,204
Series 3609, Class LI, IO,
4.500%, due 12/15/24	717	6
Series 3621, Class WI, IO,
3.097%, due 05/15/37[5]	59,482	2,692
Series 3635, Class IB, IO,
2.531%, due 10/15/37[5]	106,613	4,377
Series 3667, Class FW,
1 mo. USD LIBOR + 0.550%,
0.698%, due 02/15/38[1]	37,187	36,877

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 3671, Class FQ,
1 mo. USD LIBOR + 0.850%,
0.998%, due 12/15/36[1]	856,357	868,199
Series 3684, Class JI, IO,
3.029%, due 11/15/36[5]	254,400	15,592
Series 3838, Class LI, IO,
4.500%, due 04/15/22	6,148	89
Series 3864, Class NT,
1 mo. USD LIBOR + 60.500%,
5.500%, due 03/15/39[1]	435,645	489,423
Series 3962, Class KS, IO,
3.081%, due 06/15/38[5]	192,335	13,185
Series 4037, Class PI, IO,
3.000%, due 04/15/27	1,532,513	72,688
Series 4068, Class UF,
1 mo. USD LIBOR + 0.500%,
0.648%, due 06/15/42[1]	939,328	948,568
Series 4076, Class SW, IO,
1 mo. USD LIBOR + 6.050%,
5.902%, due 07/15/42[1]	1,762,261	397,031
Series 4100, Class HI, IO,
3.000%, due 08/15/27	304,978	19,801
Series 4131, Class AI, IO,
2.500%, due 10/15/22	325,466	5,508
Series 4136, Class EZ,
3.000%, due 11/15/42	507,371	502,635
Series 4156, Class SA, IO,
1 mo. USD LIBOR + 6.200%,
6.052%, due 01/15/33[1]	1,327,646	235,493
Series 4165, Class TI, IO,
3.000%, due 12/15/42	1,061,020	80,896
Series 4182, Class QI, IO,
3.000%, due 02/15/33	131,522	10,263
Series 4182, Class YI, IO,
2.500%, due 03/15/28	2,793,603	169,863
Series 4255, Class SN,
1 mo. USD LIBOR + 12.267%,
11.869%, due 05/15/35[1]	342,985	468,723
Series 4263, Class SD,
1 mo. USD LIBOR + 12.267%,
11.871%, due 11/15/43[1]	381,272	532,867
Series 4265, Class ES,
1 mo. USD LIBOR + 13.760%,
13.283%, due 11/15/43[1]	828,981	1,206,181
Series 4324, Class IO,
2.986%, due 08/15/36[5]	133,270	7,221

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 4338, Class SB, IO,
2.863%, due 10/15/41[5]	143,673	7,323
Series 4367, Class GS, IO,
2.890%, due 03/15/37[5]	84,976	4,943
Series 4394, Class WI, IO,
2.900%, due 08/15/41[5]	76,787	3,900
Series 4438, Class WI, IO,
2.888%, due 11/15/38[5]	247,620	13,346
Series 4457, Class DI, IO,
4.000%, due 08/15/24	435,771	21,169
Series 4463, Class IO,
3.050%, due 02/15/38[5]	173,651	9,017
Series 4544, Class IP, IO,
4.000%, due 01/15/46	2,430,003	290,402
Series 4832, Class FW,
1 mo. USD LIBOR + 0.350%,
0.505%, due 04/15/38[1]	1,662,725	1,659,807
Series 4836, Class PO, PO,
0.010%, due 10/15/58	1,238,107	1,056,211
Series 4839, Class UO, PO,
0.010%, due 08/15/56	735,683	682,697
Series 4940, Class FE,
1 mo. USD LIBOR + 0.550%,
0.698%, due 01/25/50[1]	667,650	672,445
Series 4945, Class F,
1 mo. USD LIBOR + 0.500%,
0.655%, due 12/15/46[1]	255,877	257,732
Series 513, Class AS, IO,
1 mo. USD LIBOR + 8.000%,
7.852%, due 02/15/32[1]	234,401	51,449
Series G23, Class KZ,
6.500%, due 11/25/23	5,211	5,512
FHLMC STRIPs,
Series 303, Class C19, IO,
3.500%, due 01/15/43	843,295	98,402
Series 326, Class F2,
1 mo. USD LIBOR + 0.550%,
0.698%, due 03/15/44[1]	602,994	607,102
Series 330, Class F4,
1 mo. USD LIBOR + 0.350%,
0.505%, due 10/15/37[1]	377,678	378,166
Series 345, Class C13, IO,
3.500%, due 08/15/45	1,346,466	125,438
FHLMC Whole Loan Securities Trust,
Series 2015-SC02, Class 1A,
3.000%, due 09/25/45	739,336	750,817

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 2017-SC01, Class 1A,
3.000%, due 12/25/46	1,118,452	1,136,982
Series 2017-SC01, Class 2A,
3.500%, due 12/25/46	1,605,959	1,645,263
FNMA Aces,
Series 2013-M5, Class X2, IO,
2.254%, due 01/25/22[5]	355,542	4,146
Series 2016-M11, Class AL,
2.944%, due 07/25/39	1,605,374	1,622,004
Series 2020-M33, Class X2, IO,
2.358%, due 01/25/31[5]	600,000	89,923
FNMA REMIC,
Series 1992-129, Class L,
6.000%, due 07/25/22	367	376
Series 1993-037, Class PX,
7.000%, due 03/25/23	29,845	31,137
Series 1997-022, Class F,
1.713%, due 03/25/27[5]	14,946	14,997
Series 2002-060, Class F1,
1 mo. USD LIBOR + 0.400%,
0.549%, due 06/25/32[1]	46,481	45,410
Series 2003-070, Class SH,
1 mo. USD LIBOR + 14.000%,
13.702%, due 07/25/23[1]	68,428	78,091
Series 2007-067, Class FB,
1 mo. USD LIBOR + 0.320%,
0.469%, due 07/25/37[1]	147,347	147,437
Series 2009-033, Class FB,
1 mo. USD LIBOR + 0.820%,
0.969%, due 03/25/37[1]	532,060	543,129
Series 2010-141, Class FA,
1 mo. USD LIBOR + 0.500%,
0.649%, due 12/25/40[1]	301,147	303,875
Series 2010-76, Class SA, IO,
1 mo. USD LIBOR + 6.500%,
6.351%, due 07/25/40[1]	988,619	189,448
Series 2011-86, Class DI, IO,
3.500%, due 09/25/21	15,560	169
Series 2012-090, Class FB,
1 mo. USD LIBOR + 0.440%,
0.589%, due 08/25/42[1]	115,074	115,708
Series 2012-111, Class HS,
1 mo. USD LIBOR + 3.667%,
3.542%, due 10/25/42[1]	176,253	175,127
Series 2012-122, Class LI, IO,
4.500%, due 07/25/41	673,986	73,556

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 2012-128, Class FK,
1 mo. USD LIBOR + 0.350%,
0.499%, due 11/25/42[1]	264,599	264,994
Series 2012-32, Class AI, IO,
3.000%, due 04/25/22	42,164	635
Series 2012-77, Class IO,
2.550%, due 07/25/525	240,458	11,841
Series 2013-028, Class YS, IO,
1 mo. USD LIBOR + 6.150%,
6.001%, due 07/25/42[1]	1,020,751	145,998
Series 2013-030, Class GI,
IO, 3.000%, due 01/25/43	1,392,217	104,988
Series 2013-044, Class ZG,
3.500%, due 03/25/42	495,275	522,194
Series 2013-045, Class IK, IO,
3.000%, due 02/25/43	1,128,169	97,972
Series 2013-116, Class IY, IO,
3.000%, due 09/25/43	316,284	21,223
Series 2013-30, Class JI, IO,
3.000%, due 04/25/43	625,860	66,420
Series 2013-34, Class PS, IO,
1 mo. USD LIBOR + 6.150%,
6.001%, due 08/25/42[1]	606,828	96,045
Series 2013-74, Class YS,
1 mo. USD LIBOR + 6.000%,
5.776%, due 07/25/43[1]	453,828	466,282
Series 2014-42, Class SA, IO,
2.550%, due 07/25/44[5]	263,474	14,452
Series 2014-43, Class BS, IO,
2.582%, due 07/25/44[5]	412,451	22,048
Series 2014-45, Class SA, IO,
2.914%, due 08/25/44[5]	219,525	12,960
Series 2014-47, Class BI, IO,
2.536%, due 08/25/54[5]	392,437	26,730
Series 2014-84, Class AI, IO,
1 mo. USD LIBOR + 6.150%,
0.200%, due 02/25/43[1]	455,799	3,743
Series 2014-92, Class SB, IO,
2.578%, due 01/25/45[5]	251,443	12,524
Series 2014-92, Class SB, IO,
2.651%, due 03/25/45[5]	210,018	11,156

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 2015-073, Class ES,
1 mo. USD LIBOR + 9.333%,
8.986%, due 10/25/45[1]	436,765	506,909
Series 2015-10, Class SA, IO,
2.549%, due 04/25/55[5]	391,567	22,226
Series 2015-47, Class GI, IO,
4.000%, due 06/25/44	139,633	10,515
Series 2015-50, Class SB, IO,
2.625%, due 07/25/45[5]	1,270,183	97,732
Series 2015-58, Class AI, IO,
2.451%, due 08/25/55[5]	237,871	14,504
Series 2015-64, Class KS, IO,
2.864%, due 09/25/45[5]	323,561	23,968
Series 2016-14, Class IO,
3.000%, due 03/25/46	825,415	70,395
Series 2016-17, Class CS, IO,
2.305%, due 04/25/46[5]	198,504	10,572
Series 2016-52, Class PI, IO,
3.000%, due 04/25/46	1,217,694	77,569
Series 2016-63, Class YI, IO,
3.500%, due 04/25/46	346,424	15,414
Series 2016-64, Class IA, IO,
3.000%, due 05/25/46	691,471	77,666
Series 2016-76, Class CS,
IO, 2.327%, due 10/25/46[5]	84,463	4,330
Series 2018-28, Class CA,
3.000%, due 05/25/48	885,754	928,901
Series 2018-85, Class FE,
1 mo. USD LIBOR + 0.300%,
0.449%, due 12/25/48[1]	2,844,987	2,851,003
Series 2019-62, Class SN, IO,
1 mo. USD LIBOR + 6.000%,
5.851%, due 11/25/49[1]	379,496	65,524
Series 2020-54, Class WF,
1 mo. USD LIBOR + 0.450%,
0.605%, due 08/25/50[1]	1,585,350	1,589,755
Series 2020-70, Class IO,
2.710%, due 10/25/50[5]	23,620,467	1,018,238
Series 386, Class 14, IO,
6.500%, due 04/25/38	53,406	12,036
Series 413, Class 111, IO,
4.000%, due 07/25/42[5]	915,825	119,366
Series 419, Class C3, IO,
3.000%, due 11/25/43	173,514	21,644
Series G92-040, Class ZC,
7.000%, due 07/25/22	1,592	1,636

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series G94-006, Class PJ,
8.000%, due 05/17/24	3,053	3,244
Fremont Home Loan Trust,
Series 2004-A, Class M1,
1 mo. USD LIBOR + 0.825%,
0.974%, due 01/25/34[1]	440,804	434,703
GNMA REMIC,
Series 013-77, Class GI, IO,
3.000%, due 02/20/43	1,823,067	133,726
Series 2007-018, Class CO, PO,
0.010%, due 03/20/35	29,774	28,997
Series 2010-H01, Class FA,
1 mo. USD LIBOR + 0.820%,
0.966%, due 01/20/60[1]	1,792,379	1,807,254
Series 2013-23, Class IP, IO,
3.500%, due 08/20/42	948,786	119,797
Series 2013-H19, Class DF,
1 mo. USD LIBOR + 0.650%,
0.806%, due 05/20/63[1]	919,934	924,140
Series 2013-H20, Class FB,
1 mo. USD LIBOR + 1.000%,
1.156%, due 08/20/63[1]	1,712,992	1,729,229
Series 2013-H23, Class TA,
1 mo. USD LIBOR + 0.720%,
0.876%, due 09/20/63[1]	713,268	717,791
Series 2014-158, Class IA, IO,
3.500%, due 10/20/29	730,364	65,726
Series 2015-126, Class GS,
1 mo. USD LIBOR + 9.333%,
8.986%, due 09/20/45[1]	323,052	412,921
Series 2015-127, Class AS, IO,
2.617%, due 06/20/43[5]	306,450	14,883
Series 2015-165, Class IB, IO,
3.500%, due 11/20/42	392,907	38,429
Series 2015-166, Class SA, IO,
2.418%, due 06/20/42[5]	334,575	16,270
Series 2015-180, Class SA, IO,
2.368%, due 06/20/42[5]	363,293	17,794
Series 2015-42, Class AI, IO,
3.000%, due 05/20/39	247,508	5,713
Series 2015-H27, Class FA,
1 mo. USD LIBOR + 0.750%,
0.906%, due 09/20/65[1]	2,239,567	2,262,539
Series 2015-H29, Class FA,
1 mo. USD LIBOR + 0.700%,
0.856%, due 10/20/65[1]	23,140	23,231

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 2015-H29, Class FJ,
1 mo. USD LIBOR + 0.680%,
0.836%, due 11/20/65[1]	1,920,845	1,925,550
Series 2015-H30, Class FA,
1 mo. USD LIBOR + 0.680%,		10,246
0.836%, due 08/20/61[1]	10,157
Series 2016-118, Class IE, IO,
3.500%, due 09/20/46	65,984	8,817
Series 2016-138, Class WI, IO,
2.551%, due 08/20/45[5]	285,966	11,749
Series 2016-180, Class WI, IO,
2.454%, due 09/20/45[5]	543,245	19,968
Series 2016-H14, Class FA,
1 mo. USD LIBOR + 0.800%,
0.956%, due 06/20/66[1]	556,389	563,362
Series 2017-15, Class WI, IO,
2.382%, due 11/20/45[5]	349,788	16,385
Series 2017-57, Class WI, IO,
2.488%, due 12/20/45[5]	150,493	6,196
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3,
3.119%, due 05/10/50	4,932,116	5,262,434
GSR Mortgage Loan Trust,
Series 2004-14, Class 2A1,
1 mo. USD LIBOR + 0.330%,
0.479%, due 12/25/34[1]	4,537	4,346
Indymac Index Mortgage Loan Trust,
Series 2005-AR2, Class 2A1A,
1 mo. USD LIBOR + 0.640%,
0.789%, due 02/25/35[1]	339,392	318,871
JP Morgan Mortgage Trust,
Series 2019-6, Class A11,
1 mo. USD LIBOR + 0.900%,
1.049%, due 12/25/49[1,2]	3,631,375	3,631,368
JPMorgan Alternative Loan Trust,
Series 2008-R4, Class 2A1,
1 mo. USD LIBOR + 0.500%,
0.645%, due 06/27/37[1,2]	820,280	654,992
Merrill Lynch Mortgage Investors Trust,
Series 2004-1, Class 2A2,
2.740%, due 12/25/34[5]	128,881	129,111
Series 2004-A, Class A1,
1 mo. USD LIBOR + 0.460%,
0.609%, due 04/25/29[1]	28,773	27,898

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1,
1 mo. USD LIBOR + 0.320%,
0.469%, due 01/25/35[1]	27,187	26,406
Morgan Stanley Re-REMIC Trust,
Series 2010-R4, Class 4B,
1 mo. USD LIBOR + 0.230%,
2.663%, due 02/26/37[1,2]	165,635	149,130
Series 2013-R10, Class 3A,
1 mo. USD LIBOR + 0.310%,
0.768%, due 01/26/51[1,2]	70,418	70,313
Mortgage Equity Conversion Asset Trust,
Series 2007-FF3, Class A,
1 year CMT + 0.500%,
0.630%, due 05/25/42[1,2]	2,934,464	2,619,037
NCUA Guaranteed Notes Trust,
Series 2010-R2, Class 2A,
1 mo. USD LIBOR + 0.470%,
0.613%, due 11/05/20[1]	386,852	386,856
Pepper Residential Securities Trust,
Series 22-A, Class A1U,
1 mo. USD LIBOR + 1.000%,
1.151%, due 06/20/60[1,2]	1,661,223	1,655,424
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A1,
1 mo. USD LIBOR + 0.500%,
0.649%, due 07/25/36[1]	275,762	218,435
Sequoia Mortgage Trust,
Series 11, Class A,
1 mo. USD LIBOR + 0.900%,
1.051%, due 12/20/32[1]	184,216	180,889
Series 5, Class A,
1 mo. USD LIBOR + 0.350%,
0.497%, due 10/19/26[1]	57,459	56,244
Structured ARM Loan Trust,
Series 2007-4, Class 1A2,
1 mo. USD LIBOR + 0.220%,
0.369%, due 05/25/37[1]	134,835	126,708
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 11A1,
1 mo. USD LIBOR + 0.210%,
0.359%, due 04/25/36[1]	336,997	287,772
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3,
3.602%, due 04/25/45[5]	38,843	38,722

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(concluded)
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 2A,
2.772%, due 09/25/335	94,115	89,678
Total mortgage-backed securities (cost—$74,063,202)		74,067,682

U.S. government agency obligations—162.4%
FHLMC
1.500%, due 08/01/35	500,000	510,534
1.500%, due 11/01/35	1,000,000	1,021,066
2.500%, due 01/01/31	198,023	208,792
2.500%, due 11/01/31	52,031	55,413
2.500%, due 07/01/32	134,850	140,404
2.500%, due 08/01/32	561,824	584,877
2.500%, due 09/01/32	723,460	753,042
2.500%, due 11/01/32	19,323	20,123
2.500%, due 12/01/32	655,925	682,993
2.500%, due 01/01/33	167,547	174,502
3.000%, due 01/01/33	1,956,895	2,049,619
3.000%, due 04/01/43	218,600	232,421
3.000%, due 05/01/43	168,940	179,653
3.000%, due 12/01/44	171,904	182,063
3.000%, due 04/01/45	1,102,852	1,194,200
3.000%, due 08/01/46	364,445	382,242
3.000%, due 12/01/46	1,307,360	1,374,612
3.000%, due 06/01/50	962,569	1,032,235
3.500%, due 09/01/32	379,849	419,556
3.500%, due 05/01/48	1,767,765	1,885,771
3.500%, due 05/01/50	18,435,770	19,468,505
4.000%, due 01/01/37	209,014	228,320
4.000%, due 07/01/43	179,699	197,211
4.000%, due 08/01/44	2,290,177	2,567,740
4.000%, due 04/01/47	294,708	317,026
4.000%, due 05/01/47	293,874	315,966
4.000%, due 11/01/47	420,683	452,052
4.000%, due 01/01/48	1,092,515	1,170,506
4.000%, due 02/01/48	50,806	54,468
4.000%, due 03/01/48	33,837	36,263
4.000%, due 04/01/48	79,843	85,414
4.000%, due 06/01/48	321,173	354,767
4.000%, due 10/01/48	5,296,806	5,679,094
4.000%, due 12/01/48	547,666	607,749
4.000%, due 04/01/49	2,240,772	2,407,077
4.500%, due 09/01/34	834,376	893,280

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
4.500%, due 01/01/36	19,128	20,645
4.500%, due 05/01/37	5,567	6,077
4.500%, due 05/01/38	32,611	33,968
5.000%, due 10/01/25	26,620	29,184
5.000%, due 11/01/27	5,781	6,333
5.000%, due 07/01/33	8,760	9,504
5.000%, due 09/01/33	152,312	173,162
5.000%, due 06/01/34	6,806	7,851
5.000%, due 04/01/35	31,115	34,209
5.000%, due 05/01/35	66,642	76,902
5.000%, due 07/01/35	119,299	137,520
5.000%, due 08/01/35	19,291	22,227
5.000%, due 10/01/35	16,581	19,119
5.000%, due 12/01/35	533	615
5.000%, due 07/01/38	228,317	262,867
5.000%, due 11/01/38	151,173	174,272
5.000%, due 06/01/39	36,822	42,474
5.000%, due 03/01/40	4,277	4,940
5.000%, due 07/01/40	221,527	254,196
5.000%, due 09/01/40	123,053	139,228
5.000%, due 11/01/40	84,236	94,228
5.000%, due 02/01/41	239,810	272,406
5.000%, due 03/01/41	21,157	24,316
5.000%, due 04/01/41	74,223	84,598
5.000%, due 05/01/41	111,072	127,568
5.000%, due 07/01/41	31,852	36,788
5.000%, due 08/01/44	47,694	54,961
5.000%, due 03/01/49	1,652,747	1,866,546
5.500%, due 06/01/28	1,065	1,184
5.500%, due 02/01/32	1,130	1,322
5.500%, due 12/01/32	2,645	3,109
5.500%, due 02/01/33	36,854	40,992
5.500%, due 05/01/33	494	579
5.500%, due 06/01/33	152,169	178,924
5.500%, due 12/01/33	34,922	40,186
5.500%, due 12/01/34	30,573	36,048
5.500%, due 06/01/35	490,654	578,515
5.500%, due 07/01/35	3,742	4,168
5.500%, due 10/01/35	111,499	124,753
5.500%, due 12/01/35	81,614	96,001
5.500%, due 06/01/36	277,165	327,047
5.500%, due 07/01/36	7,191	7,614
5.500%, due 12/01/36	456,975	531,008

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
5.500%, due 03/01/37	59,034	68,546
5.500%, due 07/01/37	57,699	62,445
5.500%, due 10/01/37	2,439	2,842
5.500%, due 04/01/38	84,314	97,219
5.500%, due 05/01/38	10,320	11,928
5.500%, due 12/01/38	1,662	1,927
5.500%, due 01/01/39	39,923	46,407
5.500%, due 09/01/39	114,724	133,343
5.500%, due 02/01/40	5,334	6,183
5.500%, due 03/01/40	5,305	6,126
5.500%, due 05/01/40	72,389	84,020
5.500%, due 03/01/41	76,531	88,819
6.000%, due 11/01/37	690,033	812,360
7.000%, due 08/01/25	96	105
FHLMC ARM
1 year CMT + 2.250%,
2.487%, due 09/01/34[1]	607,635	638,700
12 mo. USD LIBOR + 1.765%,
2.760%, due 11/01/36[1]	299,074	314,524
12 mo. USD LIBOR + 1.864%,
2.874%, due 11/01/41[1]	806,070	842,035
1 year CMT + 2.187%,
2.914%, due 04/01/29[1]	24,419	24,528
1 year CMT + 2.304%,
2.930%, due 10/01/23[1]	3,783	3,784
1 year CMT + 2.282%,
3.253%, due 06/01/28[1]	70,854	71,214
1 year CMT + 2.256%,
3.300%, due 11/01/29[1]	99,734	102,697
1 year CMT + 2.448%,
3.321%, due 10/01/27[1]	63,050	63,083
1 year CMT + 2.469%,
3.353%, due 10/01/27[1]	68,194	68,580
1 year CMT + 2.230%,
3.375%, due 07/01/24[1]	30,848	31,058
12 mo. USD LIBOR + 1.782%,
3.477%, due 10/01/39[1]	1,046,107	1,099,988
1 year CMT + 2.282%,
3.530%, due 07/01/28[1]	48,420	48,518
1 year CMT + 2.132%,
3.573%, due 11/01/27[1]	43,579	43,532
1 year CMT + 2.375%,
3.822%, due 12/01/29[1]	13,294	13,364
1 year CMT + 2.415%,
3.833%, due 01/01/29[1]	55,091	55,446

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
1 year CMT + 2.137%,
3.845%, due 01/01/28[1]	9,588	9,577
1 year CMT + 2.415%,
4.024%, due 11/01/25[1]	41,989	42,105
1 year CMT + 2.625%,
4.375%, due 01/01/30[1]	20,531	20,526
FNMA
1 mo. USD LIBOR + 0.400%,
0.549%, due 03/25/49[1]	5,019,519	5,042,899
2.000%, due 05/01/28	148,557	154,814
2.000%, due 09/01/31	169,242	176,298
2.000%, due 11/01/31	364,958	379,789
2.000%, due 01/01/32	70,588	73,427
2.500%, due 06/01/28	148,208	155,984
2.500%, due 07/01/28	1,178,236	1,240,473
2.500%, due 08/01/28	346,214	362,732
2.500%, due 09/01/30	25,641	27,139
2.500%, due 11/01/30	39,025	40,969
2.500%, due 01/01/33	388,692	407,093
3.000%, due 11/01/26	347,113	368,843
3.000%, due 05/01/28	143,629	150,613
3.000%, due 02/01/30	210,420	220,456
3.000%, due 04/01/30	73,321	76,889
3.000%, due 05/01/30	82,708	86,730
3.000%, due 10/01/30	27,909	29,269
3.000%, due 04/01/31	1,706,771	1,839,601
3.000%, due 06/01/35	6,500,649	6,803,649
3.000%, due 01/01/38	654,991	687,465
3.000%, due 04/01/38	694,976	729,237
3.000%, due 10/01/42	447,548	485,149
3.000%, due 01/01/43	1,642,376	1,746,132
3.000%, due 04/01/43	640,265	683,129
3.000%, due 05/01/43	668,791	711,386
3.000%, due 06/01/43	89,890	95,513
3.000%, due 09/01/43	987,848	1,071,499
3.000%, due 11/01/46	63,426	66,715
3.000%, due 12/01/46	5,300,758	5,668,193
3.000%, due 09/01/49	1,317,590	1,423,827
3.000%, due 12/01/49	1,042,290	1,087,912
3.000%, due 01/01/50	477,692	499,116
3.000%, due 02/01/50	2,769,824	2,987,929
3.000%, due 03/01/50	7,837,805	8,311,677
3.000%, due 02/01/57	876,849	950,390
3.000%, due 05/01/58	1,116,576	1,209,942

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
3.500%, due 11/01/25	215,483	227,769
3.500%, due 08/01/29	45,892	49,239
3.500%, due 05/01/35	2,341,722	2,488,355
3.500%, due 03/01/42	357,019	394,256
3.500%, due 04/01/42	34,884	37,725
3.500%, due 12/01/42	1,258,192	1,401,183
3.500%, due 03/01/43	771,588	859,289
3.500%, due 07/01/43	289,928	319,477
3.500%, due 06/01/45	2,837,223	3,044,421
3.500%, due 08/01/45	59,827	63,863
3.500%, due 09/01/46	1,167,236	1,275,227
3.500%, due 08/01/47	315,758	337,941
3.500%, due 09/01/47	471,143	516,101
3.500%, due 11/01/47	671,291	722,923
3.500%, due 12/01/47	612,710	661,781
3.500%, due 02/01/48	414,262	455,958
3.500%, due 03/01/48	1,688,730	1,857,367
3.500%, due 06/01/56	1,236,410	1,367,420
3.500%, due 01/01/57	1,180,029	1,305,063
3.500%, due 01/01/59	1,935,695	2,140,350
3.575%, due 02/01/26	500,000	538,964
4.000%, due 07/01/25	6,206	6,581
4.000%, due 09/01/25	2,760	2,927
4.000%, due 10/01/25	3,358	3,560
4.000%, due 11/01/25	6,664	7,069
4.000%, due 01/01/26	189,845	201,493
4.000%, due 02/01/26	402,857	427,747
4.000%, due 03/01/26	35,659	37,823
4.000%, due 04/01/26	840,965	894,016
4.000%, due 08/01/32	4,343	4,681
4.000%, due 06/01/33	90,348	97,386
4.000%, due 07/01/33	319,792	346,777
4.000%, due 08/01/33	1,962,762	2,161,131
4.000%, due 07/01/34	443,880	480,865
4.000%, due 07/01/35	1,432,402	1,591,710
4.000%, due 04/01/37	1,079,140	1,187,620
4.000%, due 03/01/38	767,422	866,956
4.000%, due 07/01/38	1,667,861	1,790,065
4.000%, due 08/01/38	551,005	596,087
4.000%, due 09/01/38	905,549	972,447
4.000%, due 05/01/39	99,083	110,414
4.000%, due 09/01/39	250,577	282,050
4.000%, due 09/01/40	2,098,385	2,302,676

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
4.000%, due 12/01/40	1,485,743	1,675,780
4.000%, due 11/01/41	486,912	549,821
4.000%, due 12/01/41	678,421	766,060
4.000%, due 07/01/42	3,004,092	3,391,257
4.000%, due 09/01/42	4,332,922	4,898,324
4.000%, due 10/01/42	3,391,184	3,836,376
4.000%, due 08/01/44	179,216	204,080
4.000%, due 12/01/44	30,425	33,061
4.000%, due 06/01/45	22,298	24,447
4.000%, due 08/01/45	1,822,900	1,993,287
4.000%, due 02/01/47	219,868	238,360
4.000%, due 03/01/47	83,479	89,634
4.000%, due 04/01/47	459,726	500,479
4.000%, due 05/01/47	603,084	653,524
4.000%, due 06/01/47	21,598	23,556
4.000%, due 09/01/47	157,274	168,211
4.000%, due 10/01/47	23,453	25,145
4.000%, due 11/01/47	54,140	58,089
4.000%, due 01/01/48	1,175,923	1,260,802
4.000%, due 02/01/48	510,740	564,681
4.000%, due 03/01/48	421,724	453,736
4.000%, due 04/01/48	218,653	233,733
4.000%, due 12/01/48	867,159	950,397
4.000%, due 06/01/49	2,047,456	2,231,521
4.500%, due 06/01/29	10,410	11,256
4.500%, due 06/01/35	15,183	16,292
4.500%, due 12/01/38	352,334	392,365
4.500%, due 01/01/39	1,127	1,217
4.500%, due 03/01/39	7,078	7,949
4.500%, due 06/01/39	44,581	49,799
4.500%, due 07/01/39	2,689	2,919
4.500%, due 08/01/39	80,490	88,547
4.500%, due 10/01/39	3,568	4,011
4.500%, due 12/01/39	293,712	333,250
4.500%, due 01/01/40	2,969	3,413
4.500%, due 02/01/40	3,129	3,564
4.500%, due 03/01/40	60,289	67,986
4.500%, due 08/01/40	49,685	56,062
4.500%, due 11/01/40	357,132	408,302
4.500%, due 07/01/41	325,271	365,719
4.500%, due 08/01/41	604,241	693,274
4.500%, due 09/01/41	5,350	5,784
4.500%, due 01/01/42	1,552,505	1,752,732

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
4.500%, due 08/01/42	2,929	3,244
4.500%, due 09/01/43	246,185	282,329
4.500%, due 11/01/43	48,581	55,089
4.500%, due 07/01/44	234,032	265,073
4.500%, due 12/01/44	1,523	1,696
4.500%, due 09/01/48	581,218	635,965
4.500%, due 01/01/49	512,563	561,587
4.500%, due 04/01/59	1,369,849	1,562,182
5.000%, due 03/01/23	547	577
5.000%, due 05/01/23	27,844	29,386
5.000%, due 03/01/25	9,627	10,550
5.000%, due 03/01/33	12,353	12,882
5.000%, due 05/01/37	5,698	6,190
5.000%, due 09/01/37	25,919	28,182
5.000%, due 06/01/38	45,544	49,579
5.000%, due 06/01/48	337,021	378,648
5.000%, due 07/01/48	758,667	834,404
5.000%, due 10/01/48	559,163	614,013
5.000%, due 12/01/48	9,839	10,797
5.000%, due 01/01/49	88,658	97,411
5.000%, due 03/01/49	135,109	148,448
5.500%, due 11/01/32	24,940	27,664
5.500%, due 12/01/33	951	1,093
5.500%, due 04/01/34	23,518	27,048
5.500%, due 01/01/35	73,740	81,826
5.500%, due 04/01/36	79,019	87,681
5.500%, due 05/01/37	131,353	152,804
5.500%, due 07/01/37	70,569	81,973
5.500%, due 06/01/38	99,051	114,531
5.500%, due 11/01/39	256,619	297,401
5.500%, due 07/01/40	345,422	399,662
5.500%, due 02/01/42	187,003	217,468
6.000%, due 11/01/21	5,597	5,683
6.000%, due 01/01/23	32,766	33,123
6.000%, due 03/01/23	29,377	30,322
6.000%, due 11/01/26	13,527	15,075
6.000%, due 12/01/32	8,251	9,684
6.000%, due 02/01/33	25,455	29,296
6.000%, due 09/01/34	83,109	96,815
6.000%, due 05/01/35	32,788	36,723
6.000%, due 06/01/35	11,720	13,848
6.000%, due 07/01/35	32,957	37,098
6.000%, due 09/01/35	1,200	1,416

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
6.000%, due 01/01/36	22,493	26,550
6.000%, due 06/01/36	216	241
6.000%, due 09/01/36	29,240	34,423
6.000%, due 10/01/36	9,489	10,758
6.000%, due 12/01/36	93,840	110,474
6.000%, due 03/01/37	11,985	14,086
6.000%, due 10/01/37	29,677	34,424
6.000%, due 11/01/38	264,376	317,059
6.000%, due 05/01/39	33,716	39,623
6.000%, due 11/01/40	373,974	442,057
6.500%, due 10/01/36	213,137	245,930
6.500%, due 02/01/37	3,191	3,754
6.500%, due 07/01/37	30,284	33,791
6.500%, due 08/01/37	26,583	29,661
6.500%, due 09/01/37	30,425	34,244
6.500%, due 12/01/37	47,749	56,456
6.500%, due 08/01/38	1,088	1,256
6.500%, due 05/01/40	791,497	920,576
7.500%, due 11/01/26	9,119	9,190
8.000%, due 11/01/26	2,955	2,980
9.000%, due 02/01/26	4,516	4,554
FNMA ARM
12 mo. MTA + 1.200%,
2.220%, due 03/01/44[1]	129,033	129,282
1 year CMT + 2.095%,
2.345%, due 09/01/26[1]	27	27
1 year CMT + 2.219%,
2.923%, due 10/01/37[1]	1,531,908	1,611,805
12 mo. USD LIBOR + 1.731%,
3.008%, due 05/01/38[1]	920,638	968,929
1 year CMT + 2.237%,
3.176%, due 01/01/36[1]	320,826	337,791
1 year CMT + 2.040%,
3.212%, due 09/01/41[1]	357,129	374,722
1 year CMT + 2.282%,
3.675%, due 05/01/35[1]	136,949	144,472
1 year CMT + 2.102%,
3.685%, due 05/01/30[1]	24,423	24,412
12 mo. USD LIBOR + 1.790%,
3.790%, due 02/01/42[1]	210,114	219,935
1 year CMT + 2.084%,
3.795%, due 02/01/26[1]	18,741	18,867
1 year CMT + 2.325%,
3.825%, due 03/01/25[1]	15,489	15,497

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount ($)	Value ($)
U.S. government agency obligations—(continued)
1 year CMT + 2.507%,
4.157%, due 12/01/27[1]	13,704	13,708
GNMA
3.000%, due 11/15/42	61,895	64,459
3.000%, due 02/15/43	479,729	514,874
3.000%, due 05/15/43	822,681	856,213
3.000%, due 06/15/43	293,841	305,378
3.000%, due 07/15/43	84,133	87,528
3.000%, due 01/15/45	341,474	365,851
3.000%, due 02/15/45	35,276	37,810
3.000%, due 07/15/45	487,040	522,141
3.000%, due 10/15/45	839,948	900,312
3.000%, due 07/20/50	6,461,715	6,795,480
3.000%, due 08/20/50	2,985,006	3,140,923
3.500%, due 11/15/42	577,057	616,028
3.500%, due 03/15/45	242,914	273,678
3.500%, due 04/15/45	461,302	495,822
4.000%, due 12/15/41	959,286	1,052,112
4.000%, due 01/15/47	109,937	117,726
4.000%, due 02/15/47	589,454	629,404
4.000%, due 04/15/47	904,212	963,488
4.000%, due 05/15/47	105,177	111,735
4.000%, due 06/15/47	89,333	94,503
4.000%, due 07/15/47	121,744	128,833
4.000%, due 08/15/47	182,167	193,208
4.000%, due 12/15/47	49,619	52,540
4.500%, due 09/15/39	404,935	455,357
4.500%, due 06/15/40	206,766	230,116
4.500%, due 12/15/45	18,676	20,697
4.500%, due 07/15/46	8,040	8,893
4.500%, due 08/15/46	8,467	9,391
4.500%, due 09/15/46	189,405	211,006
4.500%, due 10/15/46	477,446	529,300
4.500%, due 01/15/47	602,543	672,336
5.000%, due 12/15/34	37,257	40,789
5.000%, due 04/15/38	72,281	80,623
5.000%, due 12/15/39	5,037	5,792
5.000%, due 05/15/40	191,101	220,054
5.000%, due 05/15/41	34,831	38,099
5.500%, due 08/15/35	18,916	22,172
5.500%, due 02/15/38	1,860	2,180
5.500%, due 04/15/38	154,561	181,226
5.500%, due 05/15/38	170,078	199,309
5.500%, due 06/15/38	86,166	101,152
5.500%, due 10/15/38	429,494	503,504
5.500%, due 11/15/38	24,717	28,847

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
5.500%, due 12/15/38	4,997	5,856
5.500%, due 03/15/39	30,699	33,917
5.500%, due 05/15/39	38,219	44,791
5.500%, due 09/15/39	195,162	228,699
5.500%, due 01/15/40	4,592	5,218
5.500%, due 03/15/40	253,738	295,292
6.500%, due 02/15/29	337	371
6.500%, due 01/15/36	9,874	10,904
6.500%, due 09/15/36	114,117	127,330
6.500%, due 02/15/37	10,174	12,051
6.500%, due 04/15/37	5,013	5,699
6.500%, due 01/15/38	5,942	6,843
6.500%, due 06/15/38	26,042	31,036
6.500%, due 07/15/38	2,181	2,405
6.500%, due 11/15/38	4,210	5,101
8.000%, due 02/15/23	84	87
GNMA II
2.500%, due 10/20/50	1,000,000	1,048,204
3.000%, due 09/20/47	1,288,409	1,359,167
3.000%, due 05/20/50	2,446,642	2,565,154
3.500%, due 04/20/45	7,589	8,398
3.500%, due 11/20/45	559,419	616,996
3.500%, due 04/20/46	654,334	709,451
3.500%, due 05/20/46	918,821	967,803
3.500%, due 04/20/47	449,612	500,614
3.500%, due 07/20/47	4,166,895	4,592,826
3.500%, due 08/20/47	404,082	450,123
3.500%, due 09/20/47	162,372	179,801
3.500%, due 11/20/47	555,103	611,161
3.500%, due 12/20/47	117,964	131,425
3.500%, due 01/20/48	2,588,210	2,862,364
3.500%, due 02/20/48	2,097,461	2,296,922
3.500%, due 03/20/48	3,394,744	3,730,591
3.500%, due 09/20/48	1,615,437	1,709,531
3.750%, due 05/20/30	480,283	512,420
4.000%, due 12/20/40	359,525	383,516
4.000%, due 07/20/41	47,750	50,870
4.000%, due 03/20/47	864,491	935,818
4.000%, due 12/20/47	65,369	74,743
4.000%, due 01/20/48	172,427	197,406

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount ($)	Value ($)
U.S. government agency obligations—(continued)
4.000%, due 03/20/48	391,620	434,249
4.000%, due 04/20/48	846,887	923,364
4.000%, due 05/20/48	210,104	233,468
4.000%, due 06/20/48	265,395	297,903
4.000%, due 07/20/48	93,057	104,383
4.500%, due 10/20/44	300,651	319,060
4.500%, due 02/20/45	386,631	410,217
4.500%, due 08/20/45	173,046	192,703
4.500%, due 02/20/46	64,361	68,135
4.500%, due 04/20/48	77,018	83,534
4.500%, due 05/20/48	226,134	245,027
4.500%, due 06/20/48	573,639	620,628
4.500%, due 10/20/48	485,827	522,422
4.500%, due 01/20/49	583,644	628,070
4.500%, due 02/20/49	976,822	1,051,354
5.000%, due 12/20/33	151,797	172,451
5.000%, due 01/20/34	76,594	87,023
5.000%, due 02/20/38	89,171	101,480
5.000%, due 04/20/38	114,405	130,156
5.000%, due 08/20/41	14,536	16,533
5.000%, due 12/20/42	20,091	22,863
5.000%, due 08/20/43	1,673,882	1,894,875
5.000%, due 09/20/48	300,663	330,335
5.000%, due 10/20/48	343,354	376,900
5.000%, due 11/20/48	1,021,290	1,106,334
5.000%, due 12/20/48	798,409	864,881
5.500%, due 09/20/48	76,539	85,065
6.000%, due 10/20/38	2,615	3,022
6.500%, due 09/20/32	1,119	1,159
6.500%, due 12/20/38	5,049	5,496
7.000%, due 03/20/28	33,957	34,343
9.000%, due 04/20/25	3,966	4,374
9.000%, due 12/20/26	1,585	1,604
9.000%, due 01/20/27	7,244	7,307
9.000%, due 09/20/30	937	941
9.000%, due 10/20/30	3,024	3,131
9.000%, due 11/20/30	3,822	3,839
GNMA II ARM
1 year CMT + 1.500%,
2.875%, due 06/20/22[1]	7,512	7,606
1 year CMT + 1.500%,
2.875%, due 04/20/24[1]	10,420	10,590
1 year CMT + 1.500%,
2.875%, due 05/20/25[1]	2,605	2,688

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount ($)	Value ($)
U.S. government agency obligations—(continued)
1 year CMT + 1.500%,
2.875%, due 04/20/26[1]	47,945	48,764
1 year CMT + 1.500%,
2.875%, due 06/20/26[1]	21,885	22,255
1 year CMT + 1.500%,
2.875%, due 04/20/27[1]	12,335	12,544
1 year CMT + 1.500%,
2.875%, due 04/20/30[1]	7,923	8,256
1 year CMT + 1.500%,
2.875%, due 05/20/30[1]	215,829	226,119
3.000%, due 02/20/48	837,679	874,207
1 year CMT + 1.500%,
3.000%, due 01/20/23[1]	8,964	9,121
1 year CMT + 1.500%,
3.000%, due 03/20/23[1]	3,893	3,929
1 year CMT + 1.500%,
3.000%, due 01/20/24[1]	14,709	14,853
1 year CMT + 1.500%,
3.000%, due 01/20/25[1]	1,929	1,986
1 year CMT + 1.500%,
3.000%, due 02/20/25[1]	3,545	3,575
1 year CMT + 1.500%,
3.000%, due 03/20/25[1]	7,390	7,500
1 year CMT + 1.500%,
3.000%, due 05/20/25[1]	11,294	11,420
1 year CMT + 1.500%,
3.000%, due 06/20/25[1]	8,620	8,744
1 year CMT + 1.500%,
3.000%, due 03/20/26[1]	5,324	5,413
1 year CMT + 1.500%,
3.000%, due 01/20/27[1]	51,420	52,114
1 year CMT + 1.500%,
3.000%, due 02/20/27[1]	3,893	3,923
1 year CMT + 1.500%,
3.000%, due 01/20/28[1]	5,248	5,421
1 year CMT + 1.500%,
3.000%, due 02/20/28[1]	4,079	4,118
1 year CMT + 1.500%,
3.125%, due 11/20/21[1]	1,438	1,445
1 year CMT + 1.500%,
3.125%, due 10/20/30[1]	10,465	10,594
1 year CMT + 1.500%,
3.250%, due 09/20/21[1]	6,634	6,648
1 year CMT + 1.500%,
3.250%, due 08/20/25[1]	6,933	7,031
1 year CMT + 1.500%,
3.250%, due 09/20/25[1]	9,807	10,075

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount ($)	Value ($)
U.S. government agency obligations—(concluded)
1 year CMT + 1.500%,
3.250%, due 08/20/26[1]	10,522	10,649
1 year CMT + 1.500%,
3.250%, due 09/20/26[1]	1,788	1,804
1 year CMT + 1.500%,
3.250%, due 07/20/27[1]	4,283	4,397
1 year CMT + 1.500%,
3.250%, due 08/20/27[1]	14,379	14,480
1 year CMT + 1.500%,
3.250%, due 07/20/30[1]	45,504	46,719
1 year CMT + 1.500%,
3.250%, due 08/20/30[1]	46,136	48,067
GNMA TBA
3.000%	18,850,000	19,668,797
4.000%	14,650,000	15,562,344
4.500%	2,000,000	2,186,172
GNMA II TBA
2.000%	5,800,000	5,995,297
2.500%	6,300,000	6,569,968
3.500%	5,750,000	6,062,095
4.500%	2,410,000	2,587,079
UMBS TBA
1.500%[7]	3,000,000	3,056,133
2.000%[7]	77,900,000	80,196,012
2.500%	74,150,000	77,042,590
3.000%[7]	27,250,000	28,494,242
3.500%	26,200,000	27,680,469
4.000%[7]	5,800,000	6,185,338
4.500%	3,000,000	3,244,102
6.000%	1,000,000	1,115,586
Total U.S. government agency obligations (cost—$521,162,233)		529,753,373

Number of shares
Short-term investments—0.7%
Investment companies—0.7%
State Street Institutional U.S. Government Money Market Fund, 0.03%[8] (cost—$2,487,681)	2,487,681	2,487,681

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Short-term U.S. Treasury obligations—2.5%[9]
U.S. Cash Management Bills
0.088%, due 01/19/21	1,680,000	1,679,651
0.098%, due 02/02/21	3,400,000	3,399,104
U.S. Treasury Bills
0.076%, due 11/19/20	3,000,000	2,999,888
Total short-term U.S. Treasury obligations (cost—$8,078,643)		8,078,643

	Number of contracts	Notional amount
Options purchased—0.0%†
Put options—0.0%†
FNMA TBA, 2.000%, strike @ 65.00, expires 11/05/20 (Counterparty CITI)	11,000,000	USD	715,000,000	0
FNMA TBA, 2.000%, strike @ 71.00, expires 12/07/20 (Counterparty JPMCB)	23,000,000	USD	1,633,000,000	0
FNMA TBA, 2.500%, strike @ 72.00, expires 12/07/20 (Counterparty JPMCB)	39,000,000	USD	2,808,000,000	1
FNMA TBA, 3.000%, strike @ 65.00, expires 11/05/20 (Counterparty CITI)	12,000,000	USD	780,000,000	0
FNMA TBA, 3.000%, strike @ 73.00, expires 12/07/20 (Counterparty JPMCB)	7,500,000	USD	547,500,000	0
FNMA TBA, 4.000%, strike @ 75.00, expires 12/07/20 (Counterparty JPMCB)	1,400,000	USD	105,000,000	0
Total options purchased (cost—$3,668)				1

	Number of shares
Swaptions purchased—0.1%
Call swaptions—0.0%†
3 Month USD LIBOR Interest Rate Swap, strike @ 0.686%, expires 12/07/20 (Counterparty MSCI; receive fixed rate); underlying swap terminates 12/09/30	27,000	USD	2,700,000	5,941

Put swaptions—0.1%
3 Month USD LIBOR Interest Rate Swap, strike @ 0.585%, expires 08/06/21 (Counterparty DB; receive fixed rate); underlying swap terminates 08/10/26	15,000	USD	1,500,000	10,870
3 Month USD LIBOR Interest Rate Swap, strike @ 0.895%, expires 11/05/20 (Counterparty CITI; receive fixed rate); underlying swap terminates 11/09/30	19,000	USD	1,900,000	11,333
3 Month USD LIBOR Interest Rate Swap, strike @ 1.051%, expires 12/10/20 (Counterparty BOA; receive fixed rate); underlying swap terminates 12/14/30	46,000	USD	4,600,000	22,718

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Notional amount		Value ($)
Swaptions purchased—(continued)
Put swaptions—(continued)
3 Month USD LIBOR Interest Rate Swap, strike @ 1.051%, expires 12/10/20 (Counterparty MSCI; receive fixed rate); underlying swap terminates 12/14/30	23,000	USD	2,300,000	11,374
3 Month USD LIBOR Interest Rate Swap, strike @ 1.068%, expires 02/08/21 (Counterparty BOA; receive fixed rate); underlying swap terminates 02/10/31	15,000	USD	1,500,000	13,045
3 Month USD LIBOR Interest Rate Swap, strike @ 1.381%, expires 02/10/21 (Counterparty DB; receive fixed rate); underlying swap terminates 02/12/31	20,000	USD	2,000,000	5,946
3 Month USD LIBOR Interest Rate Swap, strike @ 1.413%, expires 08/20/21 (Counterparty GS; receive fixed rate); underlying swap terminates 08/24/26	30,000	USD	3,000,000	1,877
3 Month USD LIBOR Interest Rate Swap, strike @ 1.420%, expires 08/23/21 (Counterparty GS; receive fixed rate); underlying swap terminates 08/25/26	150,000	USD	15,000,000	9,316
3 Month USD LIBOR Interest Rate Swap, strike @ 1.446%, expires 08/31/21 (Counterparty GS; receive fixed rate); underlying swap terminates 09/02/26	151,000	USD	15,100,000	9,418
3 Month USD LIBOR Interest Rate Swap, strike @ 1.461%, expires 08/31/21 (Counterparty DB; receive fixed rate); underlying swap terminates 09/02/26	141,000	USD	14,100,000	8,452
3 Month USD LIBOR Interest Rate Swap, strike @ 1.470%, expires 11/01/20 (Counterparty BOA; receive fixed rate); underlying swap terminates 11/03/26	132,000	USD	13,200,000	12,255
3 Month USD LIBOR Interest Rate Swap, strike @ 1.470%, expires 11/01/20 (Counterparty DB; receive fixed rate); underlying swap terminates 11/03/26	132,000	USD	13,200,000	12,255
3 Month USD LIBOR Interest Rate Swap, strike @ 1.500%, expires 02/26/21 (Counterparty BNP; receive fixed rate); underlying swap terminates 03/02/31	38,000	USD	3,800,000	9,065
3 Month USD LIBOR Interest Rate Swap, strike @ 1.500%, expires 02/26/21 (Counterparty DB; receive fixed rate); underlying swap terminates 03/02/31	62,500	USD	6,250,000	14,909
3 Month USD LIBOR Interest Rate Swap, strike @ 1.500%, expires 02/26/21 (Counterparty GS; receive fixed rate); underlying swap terminates 03/02/31	13,500	USD	1,350,000	3,220

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Notional amount		Value ($)
Swaptions purchased—(concluded)
Put swaptions—(concluded)
3 Month USD LIBOR Interest Rate Swap, strike @ 1.520%, expires 11/01/20 (Counterparty DB; receive fixed rate); underlying swap terminates 11/03/26	140,000	USD	14,000,000	11,572
Total				167,625
Total swaptions purchased (cost—$200,078)				173,566
Total investments before investments sold short (cost—$646,921,781)—201.1%				656,054,901

	Face amount ($)
Investments sold short—(9.0)%
Mortgage Pass-Through—(7.0)%
UMBS TBA
1.500%	(1,500,000)	(1,530,937)
2.000%	(14,550,000)	(15,014,350)
4.000%	(3,900,000)	(4,168,125)
5.500%	(2,000,000)	(2,224,922)
Total Mortgage Pass-Through (proceeds—$22,880,657)		(22,938,334)

U.S. government agency obligations—(2.0)%
UMBS TBA
3.000%	(1,150,000)	(1,201,930)
4.000%	(4,800,000)	(5,125,500)
Total U.S. government agency obligations (proceeds—$6,330,359)		(6,327,430)
Total investments sold short (proceeds—$29,211,016)		(29,265,764)
Liabilities in excess of other assets—(92.1)%		(300,582,979)
Net assets—100.0%		$326,206,158

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Reverse repurchase agreements—(13.8)%
Reverse repurchase agreement dated 10/14/20 with Bank of America Securities, 0.190%, to be repurchased 11/12/20 for $(39,559,220), collateralized by 2,290,177 Federal Home Loan Mortgage Corp. obligation, 4.000% due 08/01/44, 28,223,501 Federal National Mortgage Association obligations, 3.000% - 4.000% due 09/01/40 - 03/01/50 and 6,560,007 Government National Mortgage Association obligations, 3.500% due 07/20/47 - 03/20/48; (value—$(40,485,666))	(39,553,156)	(39,553,156)
Reverse repurchase agreement dated 10/14/20 with JP Morgan Chase Securities LLC, 0.200%, to be repurchased 11/12/20 for $(7,016,130), collateralized by 5,296,806 Federal National Mortgage Association obligation, 4.000% due 10/01/48; (value—$(5,681,743))	(5,530,387)	(5,530,387)
Total reverse repurchase agreements (cost—$(45,083,543))		(45,083,543)

Options written

Notional amount		Number of contracts	Call options	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	304,020,000	3,000,000	FNMA TBA, 1.500%, strike @ 101.34	12/07/20	14,766	(13,810)	956
USD	152,460,000	1,500,000	FNMA TBA, 1.500%, strike @ 101.64	12/07/20	6,328	(5,578)	750
USD	101,470,000	1,000,000	FNMA TBA, 1.500%, strike @ 101.47	12/07/20	3,281	(3,281)	—
USD	103,030,000	1,000,000	FNMA TBA, 2.000%, strike @ 103.03	11/05/20	4,531	(3,196)	1,335
USD	311,760,000	3,000,000	FNMA TBA, 2.000%, strike @ 103.92	11/05/20	6,094	(972)	5,122
USD	512,200,000	5,000,000	FNMA TBA, 2.000%, strike @ 102.44	11/05/20	29,297	(38,162)	(8,865)
USD	256,100,000	2,500,000	FNMA TBA, 2.000%, strike @ 102.44	11/05/20	18,359	(19,081)	(722)
USD	360,710,000	3,500,000	FNMA TBA, 2.000%, strike @ 103.06	11/05/20	16,406	(10,547)	5,859
USD	258,725,000	2,500,000	FNMA TBA, 2.000%, strike @ 103.49	12/07/20	8,008	(5,667)	2,341
USD	103,360,000	1,000,000	FNMA TBA, 2.000%, strike @ 103.36	12/07/20	3,516	(2,580)	936
USD	104,090,000	1,000,000	FNMA TBA, 2.000%, strike @ 104.09	12/07/20	1,875	(1,334)	541
USD	258,650,000	2,500,000	FNMA TBA, 2.000%, strike @ 103.46	12/07/20	7,812	(5,839)	1,973
USD	155,040,000	1,500,000	FNMA TBA, 2.000%, strike @ 103.36	12/07/20	5,273	(3,870)	1,403

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Options written—(continued)

Call options—(concluded)

Notional amount		Number of contracts	Call options	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	311,820,000	3,000,000	FNMA TBA, 2.000%, strike @ 103.94	12/07/20	6,094	(4,565)	1,529
USD	103,340,000	1,000,000	FNMA TBA, 2.000%, strike @ 103.34	12/07/20	3,516	(2,620)	896
Total					135,156	(121,102)	14,054

			Put options
USD	199,880,000	2,000,000	FNMA TBA, 1.500%, strike @ 99.94	11/05/20	13,750	(5,510)	8,240
USD	248,850,000	2,500,000	FNMA TBA, 1.500%, strike @ 99.54	12/07/20	11,719	(15,357)	(3,638)
USD	149,460,000	1,500,000	FNMA TBA, 1.500%, strike @ 99.64	12/07/20	7,500	(9,527)	(2,027)
USD	99,470,000	1,000,000	FNMA TBA, 1.500%, strike @ 99.47	12/07/20	4,531	(4,531)	—
USD	357,210,000	3,500,000	FNMA TBA, 2.000%, strike @ 102.06	11/05/20	19,688	(1,075)	18,613
USD	305,760,000	3,000,000	FNMA TBA, 2.000%, strike @ 101.92	11/05/20	8,906	(698)	8,208
USD	256,100,000	2,500,000	FNMA TBA, 2.000%, strike @ 102.44	11/05/20	18,359	(1,639)	16,720
USD	305,820,000	3,000,000	FNMA TBA, 2.000%, strike @ 101.94	12/07/20	11,250	(4,273)	6,977
USD	256,150,000	2,500,000	FNMA TBA, 2.000%, strike @ 102.46	12/07/20	12,305	(6,201)	6,104
USD	102,360,000	1,000,000	FNMA TBA, 2.000%, strike @ 102.36	12/07/20	4,453	(2,203)	2,250
USD	51,165,000	500,000	FNMA TBA, 2.000%, strike @ 102.33	12/07/20	2,266	(1,063)	1,203
USD	102,090,000	1,000,000	FNMA TBA, 2.000%, strike @ 102.09	12/07/20	3,750	(1,657)	2,093
USD	102,340,000	1,000,000	FNMA TBA, 2.000%, strike @ 102.34	12/07/20	4,453	(2,164)	2,289
USD	153,540,000	1,500,000	FNMA TBA, 2.000%, strike @ 102.36	12/07/20	6,680	(3,305)	3,375
USD	51,985,000	500,000	FNMA TBA, 2.500%, strike @ 103.97	11/05/20	1,719	(1,239)	480
USD	155,925,000	1,500,000	FNMA TBA, 2.500%, strike @ 103.95	12/07/20	3,867	(7,887)	(4,020)
USD	51,960,000	500,000	FNMA TBA, 2.500%, strike @ 103.92	12/07/20	1,367	(2,563)	(1,196)
USD	382,469,000	3,700,000	FNMA TBA, 2.500%, strike @ 103.37	01/14/21	16,187	(10,926)	5,261

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Options written—(concluded)

Put options—(concluded)

Notional amount		Number of contracts	Put options	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	362,565,000	3,500,000	FNMA TBA, 2.500%, strike @ 103.59	01/14/21	13,535	(11,711)	1,824
Total					166,285	(93,529)	72,756
Total options written					301,441	(214,631)	86,810

Futures contracts
Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
U.S. Treasury futures sell contracts:
304	USD	U.S. Treasury Note 10 Year Futures	December 2020	(42,337,705)	(42,018,500)	319,205

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[10](%)	Payments received by the Portfolio[10](%)	Value($)	Unrealized appreciation (depreciation)($)
USD	2,600	12/16/30	Quarterly	1.000	3 Month USD LIBOR	(24,387)	22,815
USD	7,900	03/30/26	Quarterly	0.400	3 Month USD LIBOR	41,741	15,853
USD	25,900	03/30/31	Quarterly	0.750	3 Month USD LIBOR	474,490	207,847
Total						491,844	246,515

OTC total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[10](%)	Payments received by the Portfolio[10] (%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation) ($)
DB	USD	899	01/12/38	Monthly	1 Month USD LIBOR	6.500	2,874	(3,071)	(197)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	41,083,155	410,800	41,493,955
Mortgage-backed securities	—	74,067,682	—	74,067,682
U.S. government agency obligations	—	529,753,373	—	529,753,373
Short-term investments	—	2,487,681	—	2,487,681
Short-term U.S. Treasury obligations	—	8,078,643	—	8,078,643
Options purchased	—	1	—	1
Swaptions purchased	—	173,566	—	173,566
Futures contracts	319,205	—	—	319,205
Swap agreements	—	516,231	—	516,231
Total	319,205	656,160,332	410,800	656,890,337

Liabilities
Investments sold short	—	(29,265,764)	—	(29,265,764)
Reverse repurchase agreements	—	(45,083,543)	—	(45,083,543)
Options written	—	(206,819)	—	(206,819)
Swap agreements	—	(27,458)	—	(27,458)
Total	—	(74,583,584)	—	(74,583,584)

At October 31, 2020, there were $1,679,678 transferred out of Level 3. Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

1	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $53,704,027, represented 16.6% of the Fund's net assets at period end.

3	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

4	Security fair valued by a Valuation Committee under the direction of the Board of Trustees.

5	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

6	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

7	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

8	Rates shown reflect yield at October 31, 2020.

9	Rate shown is the discount rate at the date of purchase unless otherwise noted.

10	Payments made or received are based on the notional amount.

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—3.5%
American Homes 4 Rent Trust,
Series 2014-SFR3, Class A,
3.678%, due 12/17/36[2]	451,607	483,808
CarMax Auto Owner Trust,
Series 2020-2, Class A3,
1.700%, due 11/15/24	400,000	407,746
Chesapeake Funding II LLC,
Series 2018-1A, Class A1,
3.040%, due 04/15/30[2]	463,481	470,476
Citibank Credit Card Issuance Trust,
Series 2018-A1, Class A1,
2.490%, due 01/20/23	270,000	271,359
Cloud Pass-Through Trust,
Series 2019-1A,
3.554%, due 12/05/22[2,3]	890,213	903,501
Credit Acceptance Auto Loan Trust,
Series 2019-3A, Class A,
2.380%, due 11/15/28[2]	630,000	646,147
Series 2020-2A, Class A,
1.370%, due 07/16/29[2]	180,000	182,170
Credit Suisse ABS Repackaging Trust,
Series 2013-A, Class B,
2.500%, due 01/25/30[2]	29,932	29,843
Credit Suisse Seasoned Loan Trust,
Series 2006-1, Class A,
1 mo. USD LIBOR + 0.240%,
0.389%, due 10/25/34[2,4]	43,559	43,525
Elara HGV Timeshare Issuer LLC,
Series 2016-A, Class A,
2.730%, due 04/25/28[2]	60,446	61,250
Ford Credit Floorplan Master Owner Trust,
Series 2019-2, Class A,
3.060%, due 04/15/26	410,000	441,626
Series 2019-4, Class A,
2.440%, due 09/15/26	572,000	606,688
Hyundai Auto Receivables Trust,
Series 2020-A, Class A3,
1.410%, due 11/15/24	300,000	306,305
Lehman XS Trust,
Series 2005-6, Class 1A1,
1 mo. USD LIBOR + 0.520%,
0.669%, due 11/25/35[4]	121,199	110,411

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B,
1 mo. USD LIBOR + 1.050%,
1.198%, due 12/15/59[2,4]	420,000	420,000
Navient Student Loan Trust,
Series 2018-EA, Class A2,
4.000%, due 12/15/59[2]	100,000	103,629
Nissan Master Owner Trust Receivables,
Series 2019-B, Class A,
1 mo. USD LIBOR + 0.430%,
0.578%, due 11/15/23[4]	410,000	410,856
PFS Financing Corp.,
Series 2020-E, Class A,
1.000%, due 10/15/25[2]	470,000	471,755
Popular ABS Mortgage Pass-Through Trust,
Series 2006-B, Class A3,
1 mo. USD LIBOR + 0.280%,
0.429%, due 05/25/36[4]	7,002	6,999
Sesac Finance LLC,
Series 2019-1, Class A2,
5.216%, due 07/25/49[2]	118,500	125,422
SLM Private Education Loan Trust,
Series 2010-C, Class A5,
1 mo. USD LIBOR + 4.750%,
4.898%, due 10/15/41[2,4]	475,000	515,128
SMB Private Education Loan Trust,
Series 2016-A, Class A2A,
2.700%, due 05/15/31[2]	53,217	54,479
Series 2016-C, Class A2A,
2.340%, due 09/15/34[2]	322,724	328,565
Series 2017-B, Class A2A,
2.820%, due 10/15/35[2]	268,816	277,784
Series 2017-B, Class A2B,
1 mo. USD LIBOR + 0.750%,
0.898%, due 10/15/35[2,4]	155,630	154,388
Series 2018-A, Class A2B,
1 mo. USD LIBOR + 0.800%,
0.948%, due 02/15/36[2,4]	533,831	529,038
Series 2018-B, Class A2A,
3.600%, due 01/15/37[2]	590,719	628,716
Series 2018-C, Class A2B,
1 mo. USD LIBOR + 0.750%,
0.898%, due 11/15/35[2,4]	672,754	666,593
SoFi Professional Loan Program LLC,
Series 2015-C, Class A2,
2.510%, due 08/25/33[2]	132,795	133,701

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Asset-backed securities—(concluded)
Series 2016-A, Class A1,
1 mo. USD LIBOR + 1.750%,
1.899%, due 08/25/36[2,4]		39,037	39,339
Series 2016-B, Class A1,
1 mo. USD LIBOR + 1.200%,
1.349%, due 06/25/33[2,4]		28,675	28,711
Series 2018-A, Class A2A,
2.390%, due 02/25/42[2]		1,589	1,590
Series 2018-A, Class A2B,
2.950%, due 02/25/42[2]		253,894	259,062
SoFi Professional Loan Program Trust,
Series 2020-C, Class AFX,
1.950%, due 02/15/46[2]		257,687	262,228
Westlake Automobile Receivables Trust,
Series 2020-1A, Class A2,
1.440%, due 09/15/23[2]		1,068,844	1,076,151
Total asset-backed securities
(cost—$11,213,231)			11,458,989

Corporate bonds—39.4%
Advertising—0.0%†
JCDecaux SA,
Series OCT,
2.000%, due 10/24/24[5]	EUR	100,000	121,673

Aerospace & defense—2.1%
Airbus SE
1.625%, due 06/09/30[5]	EUR	100,000	122,175
2.000%, due 04/07/28[5]	EUR	300,000	380,943
BAE Systems Holdings, Inc.
2.850%, due 12/15/20[2]		300,000	300,553
3.800%, due 10/07/24[2]		345,000	383,145
3.850%, due 12/15/25[2]		82,000	92,593
Boeing Co./The
3.100%, due 05/01/26		42,000	42,541
3.825%, due 03/01/59		53,000	45,575
4.875%, due 05/01/25[6]		89,000	96,967
5.930%, due 05/01/60		32,000	38,309
General Dynamics Corp.
3.500%, due 04/01/27		226,000	258,257
3.750%, due 05/15/28[6]		25,000	29,065
L3Harris Technologies, Inc.
3.850%, due 12/15/26		320,000	363,619
4.400%, due 06/15/28		212,000	250,063

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Aerospace & defense—(concluded)
Lockheed Martin Corp.
2.800%, due 06/15/50		283,000	292,700
Northrop Grumman Corp.
2.930%, due 01/15/25		539,000	583,519
4.030%, due 10/15/47		110,000	131,908
4.400%, due 05/01/30[6]		102,000	124,685
Raytheon Technologies Corp.
2.150%, due 05/18/30	EUR	150,000	196,379
2.250%, due 07/01/30		301,000	312,932
3.100%, due 11/15/21[2]		80,000	81,577
4.150%, due 05/15/45		141,000	167,592
4.200%, due 12/15/44[2]		75,000	83,578
4.625%, due 11/16/48		31,000	40,292
5.400%, due 05/01/35		10,000	13,437
7.000%, due 11/01/28[2]		24,000	32,815
7.200%, due 08/15/27[2]		54,000	72,075
Rolls-Royce PLC
2.125%, due 06/18/21[5]	EUR	130,000	151,405
Spirit AeroSystems, Inc.
5.500%, due 01/15/25[2]		512,000	520,960
Thales SA
0.010%, due 05/31/22[5]	EUR	200,000	233,487
Thales SA GMTN
0.750%, due 06/07/23[5]	EUR	100,000	118,823
TransDigm, Inc.
6.250%, due 03/15/26[2]		170,000	177,225
8.000%, due 12/15/25[2]		994,000	1,074,763
			6,813,957
Agriculture—0.6%
Altria Group, Inc.
3.125%, due 06/15/31	EUR	160,000	217,436
4.000%, due 01/31/24		120,000	131,533
4.800%, due 02/14/29		222,000	260,478
5.800%, due 02/14/39		167,000	210,580
BAT Capital Corp.
2.726%, due 03/25/31		70,000	69,058
3.215%, due 09/06/26		124,000	133,239
3.557%, due 08/15/27		313,000	337,492
4.540%, due 08/15/47		57,000	59,756
BAT International Finance PLC
0.875%, due 10/13/23[5]	EUR	155,000	184,303
1.250%, due 03/13/27[5]	EUR	100,000	120,183

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Agriculture—(concluded)
Philip Morris International, Inc.
1.450%, due 08/01/39	EUR	110,000	127,819
Reynolds American, Inc.
5.850%, due 08/15/45		177,000	215,224
			2,067,101
Airlines—0.9%
Air Canada Pass-Through Trust,
Series 2015-1, Class B,
3.875%, due 03/15/232		474,356	411,674
Series 2017-1, Class AA,
3.300%, due 01/15/302		50,266	47,226
Series 2017-1, Class B,
3.700%, due 01/15/262		804	662
American Airlines Pass-Through Trust,
Series 2015-2, Class AA,
3.600%, due 09/22/27		44,064	42,451
Series 2015-2, Class B,
4.400%, due 09/22/23		150,745	104,322
Series 2016-1, Class AA,
3.575%, due 01/15/28		56,656	54,082
Series 2016-1, Class B,
5.250%, due 01/15/24		45,165	29,545
Series 2016-2, Class AA,
3.200%, due 06/15/28		45,760	42,162
Series 2016-2, Class B,
4.375%, due 06/15/242		89,050	61,199
Series 2016-3, Class AA,
3.000%, due 10/15/28		106,019	98,168
Series 2016-3, Class B,
3.750%, due 10/15/25		735	513
Series 2017-1, Class AA,
3.650%, due 02/15/29		33,979	32,039
Series 2017-1, Class B,
4.950%, due 02/15/25		449,939	311,896
Series 2019-1, Class AA,
3.150%, due 02/15/32		115,828	106,107
Series 2019-1, Class B,
3.850%, due 02/15/28		126,890	79,443
British Airways Pass Through Trust,
Series 2019-1, Class A,
3.350%, due 06/15/292		294,568	246,068
Series 2019-1, Class AA,
3.300%, due 12/15/322		250,610	232,967

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Airlines—(concluded)
Delta Airlines Pass-Through Trust,
Series 2019-1, Class AA,
3.204%, due 04/25/24		120,000	119,494
JetBlue Pass Through Trust,
Series 2020-1, Class A,
4.000%, due 11/15/32		245,000	252,159
United Airlines Pass-Through Trust,
Series 2014-1, Class B,
4.750%, due 04/11/22		140,120	136,965
Series 2014-2, Class B,
4.625%, due 09/03/22		224,824	213,994
Series 2015-1, Class AA,
3.450%, due 12/01/27		37,910	36,684
Series 2016-1, Class AA,
3.100%, due 07/07/28		5,050	4,845
Series 2016-1, Class B,
3.650%, due 01/07/26		15,718	12,610
Series 2016-2, Class AA,
2.875%, due 10/07/28		63,106	59,617
Series 2016-2, Class B,
3.650%, due 10/07/25		8,174	6,219
Series 2018-1, Class AA,
3.500%, due 03/01/30		18,165	17,343
Series 2018-1, Class B,
4.600%, due 03/01/26		57,643	45,590
Series 2019-1, Class AA,
4.150%, due 08/25/31		64,928	64,108
Series 2019-2, Class AA,
2.700%, due 05/01/32		50,000	46,772
Series 2019-2, Class B,
3.500%, due 05/01/28		82,000	65,657
Series 2020-1, Class A,
5.875%, due 10/15/27		120,000	120,256
			3,102,837
Apparel—0.2%
Hanesbrands,Inc.
4.875%, due 05/15/26[2]		250,000	270,382
LVMH Moet Hennessy Louis Vuitton SE
0.375%, due 05/26/22[5]	EUR	110,000	129,233
NIKE,Inc.
2.750%, due 03/27/27		225,000	247,549

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Apparel—(concluded)
3.375%, due 03/27/50		65,000	74,359
			721,523
Auto manufacturers—1.5%
American Honda Finance Corp.
1.375%, due 11/10/22	EUR	120,000	144,122
American Honda Finance Corp. GMTN
2.300%, due 09/09/26		3,000	3,197
Daimler Finance North America LLC
2.125%, due 03/10/25[2]		250,000	259,950
3.500%, due 08/03/25[2]		150,000	165,079
Daimler International Finance BV
0.250%, due 08/09/21[5]	EUR	165,000	193,013
0.250%, due 11/06/23[5]	EUR	60,000	70,218
Ford Motor Credit Co. LLC
5.085%, due 01/07/21		460,000	469,062
General Motors Financial Co.,Inc.
0.850%, due 02/26/26[5]	EUR	275,000	305,773
2.750%, due 06/20/25		80,000	82,570
3.500%, due 11/07/24		5,000	5,293
3.700%, due 05/09/23		110,000	115,584
4.000%, due 01/15/25		169,000	181,214
4.200%, due 03/01/21		18,000	18,135
5.200%, due 03/20/23		565,000	613,056
Hyundai Capital America
2.375%, due 02/10/23[2]		365,000	375,257
3.950%, due 02/01/22[2]		290,000	300,538
Hyundai Capital Services,Inc.
3.000%, due 08/29/22[2]		200,000	206,812
3.750%, due 03/05/23[2]		350,000	371,219
Nissan Motor Co. Ltd.
3.522%, due 09/17/25[2]		200,000	201,226
4.810%, due 09/17/30[2]		200,000	200,590
Toyota Motor Credit Corp. GMTN
3.450%, due 09/20/23		40,000	43,418
Toyota Motor Credit Corp. MTN
3.000%, due 04/01/25[6]		116,000	127,331
Toyota Motor Finance Netherlands BV
0.250%, due 01/10/22[5]	EUR	105,000	122,999
Volkswagen Financial Services AG
0.750%, due 10/14/21[5]	EUR	120,000	141,069

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Auto manufacturers—(concluded)
Volvo Treasury AB
3 mo. Euribor + 0.650%,
0.162%, due 09/13/21[4,5]	EUR	200,000	233,254
			4,949,979
Auto parts& equipment—0.1%
Cie Generale des Etablissements Michelin SCA
0.625%, due 11/02/40[5,7]	EUR	100,000	114,770
Conti-Gummi Finance BV
1.125%, due 09/25/24[5]	EUR	110,000	131,597
Magna International,Inc.
2.450%, due 06/15/30		145,000	152,059
			398,426
Banks—9.0%
Banco de Sabadell SA
(fixed, converts to FRN on 03/11/26),
1.125%, due 03/11/27[4,5]	EUR	200,000	232,341
Banco Santander SA
3.306%, due 06/27/29		200,000	217,973
Bank of America Corp.
(fixed, converts to FRN on 10/26/30),
0.654%, due 10/26/31[4,5]	EUR	100,000	114,775
(fixed, converts to FRN on 04/29/30),
2.592%, due 04/29/31[4,6]		105,000	109,829
(fixed, converts to FRN on 04/24/22),
2.881%, due 04/24/23[4]		73,000	75,403
(fixed, converts to FRN on 12/20/22),
3.004%, due 12/20/23[4]		440,000	461,524
(fixed, converts to FRN on 01/23/25),
3.366%, due 01/23/26[4]		101,000	110,179
(fixed, converts to FRN on 12/20/27),
3.419%, due 12/20/28[4]		97,000	107,797
(fixed, converts to FRN on 03/05/23),
3.550%, due 03/05/24[4]		123,000	131,046
(fixed, converts to FRN on 04/24/27),
3.705%, due 04/24/28[4]		220,000	246,981
(fixed, converts to FRN on 03/15/28),
5.875%, due 03/15/28[4,8]		90,000	96,747
Bank of America Corp. MTN
(fixed, converts to FRN on 09/25/24),
0.981%, due 09/25/25[4]		561,000	560,407
(fixed, converts to FRN on 06/19/40),
2.676%, due 06/19/41[4]		87,000	87,781

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 10/01/24),
3.093%, due 10/01/25[4]		134,000	144,488
(fixed, converts to FRN on 07/23/29),
3.194%, due 07/23/30[4]		774,000	848,909
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28[4]		962,000	1,086,370
(fixed, converts to FRN on 07/23/23),
3.864%, due 07/23/24[4]		52,000	56,327
3.875%, due 08/01/25		166,000	187,914
(fixed, converts to FRN on 04/23/39),
4.078%, due 04/23/40[4]		210,000	251,611
4.200%, due 08/26/24		178,000	198,373
4.450%, due 03/03/26		303,000	348,629
Bank of New York Mellon Corp./The,
Series F,
(fixed, converts to FRN on 09/20/26),
4.625%, due 09/20/26[4,8]		115,000	119,313
Bank of New York Mellon Corp./The MTN
(fixed, converts to FRN on 02/07/27),
3.442%, due 02/07/28[4]		160,000	181,918
Banque Federative du Credit Mutuel SA
0.125%, due 08/30/21[5]	EUR	200,000	233,987
0.750%, due 06/15/23[5]	EUR	100,000	119,414
Barclays PLC
3.250%, due 01/12/21		405,000	407,231
(fixed, converts to FRN on 05/16/23),
4.338%, due 05/16/24[4]		285,000	306,532
BNP Paribas SA
(fixed, converts to FRN on 11/19/24),
2.819%, due 11/19/25[2,4]		200,000	211,577
3.500%, due 03/01/23[2]		230,000	244,471
BPCE SA
0.250%, due 01/15/26[5]	EUR	100,000	117,741
2.700%, due 10/01/29[2,6]		313,000	332,679
Citigroup,Inc.
(fixed, converts to FRN on 06/03/30),
2.572%, due 06/03/31[4]		30,000	31,217
(fixed, converts to FRN on 11/05/29),
2.976%, due 11/05/30[4]		165,000	177,182
(fixed, converts to FRN on 07/24/27),
3.668%, due 07/24/28[4]		483,000	540,550
(fixed, converts to FRN on 04/23/28),
4.075%, due 04/23/29[4]		901,000	1,035,205
4.400%, due 06/10/25		132,000	149,280

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
Citizens Financial Group,Inc.
2.375%, due 07/28/21		15,000	15,192
Credit Mutuel Arkea SA
0.010%, due 01/28/26[5]	EUR	200,000	232,019
Credit Suisse AG MTN
3.625%, due 09/09/24		250,000	276,428
Credit Suisse Group AG
(fixed, converts to FRN on 04/02/25),
3.250%, due 04/02/26[4,5]	EUR	200,000	260,221
Credit Suisse Group Funding Guernsey Ltd.
3.750%, due 03/26/25		251,000	277,704
Danske Bank A/S
1.226%, due 06/22/24[2]		578,000	583,410
5.000%, due 01/12/22[2]		250,000	261,805
5.375%, due 01/12/24[2]		360,000	404,354
Deutsche Bank AG
4.100%, due 01/13/26		45,000	48,532
Goldman Sachs Group,Inc./The
3 mo. Euribor + 0.550%,
0.041%, due 04/21/23[4,5]	EUR	230,000	268,097
3 mo. USD LIBOR + 0.780%,
0.994%, due 10/31/22[4]		65,000	65,259
3 mo. USD LIBOR + 1.170%,
1.450%, due 05/15/26[4]		155,000	156,584
(fixed, converts to FRN on 10/31/21),
2.876%, due 10/31/22[4]		445,000	455,569
(fixed, converts to FRN on 06/05/22),
2.908%, due 06/05/23[4]		79,000	81,858
3.500%, due 01/23/25		165,000	180,258
3.500%, due 04/01/25[6]		722,000	794,843
3.500%, due 11/16/26		21,000	23,248
3.750%, due 05/22/25		357,000	396,787
3.850%, due 01/26/27		116,000	130,497
HSBC Holdings PLC
(fixed, converts to FRN on 06/19/28),
4.583%, due 06/19/29[4]		400,000	461,804
ING Bank N.V.
(fixed, converts to FRN on 02/25/21),
3.625%, due 02/25/26[4,5]	EUR	200,000	235,189
ING Bank N.V. GMTN
0.010%, due 04/08/22[5]	EUR	200,000	233,999

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
ING Groep N.V.
(fixed, converts to FRN on 07/01/25),
1.400%, due 07/01/26[2,4]		200,000	201,562
JPMorgan Chase & Co.
3 mo. USD LIBOR + 1.230%,
1.445%, due 10/24/23[4]		135,000	137,257
(fixed, converts to FRN on 03/13/25),
2.005%, due 03/13/26[4]		724,000	750,454
2.625%, due 04/23/21[5]	EUR	100,000	118,122
2.972%, due 01/15/23		141,000	145,362
3.200%, due 06/15/26		9,000	9,990
(fixed, converts to FRN on 01/23/28),
3.509%, due 01/23/29[4,6]		64,000	71,805
(fixed, converts to FRN on 02/01/27),
3.782%, due 02/01/28[4,6]		1,255,000	1,423,975
3.900%, due 07/15/25		110,000	124,463
(fixed, converts to FRN on 01/29/26),
3.960%, due 01/29/27[4]		647,000	736,354
(fixed, converts to FRN on 04/23/28),
4.005%, due 04/23/29[4]		188,000	217,926
(fixed, converts to FRN on 12/05/23),
4.023%, due 12/05/24[4]		325,000	357,693
(fixed, converts to FRN on 07/24/47),
4.032%, due 07/24/48[4]		77,000	92,198
(fixed, converts to FRN on 02/22/47),
4.260%, due 02/22/48[4]		94,000	118,079
(fixed, converts to FRN on 12/05/28),
4.452%, due 12/05/29[4]		368,000	439,884
KBC Group N.V.
1.125%, due 01/25/24[5]	EUR	100,000	120,430
KeyCorp MTN
4.100%, due 04/30/28		3,000	3,497
4.150%, due 10/29/25		38,000	43,676
Kreditanstalt fuer Wiederaufbau
1.750%, due 09/14/29		95,000	101,685
Lloyds Banking Group PLC
(fixed, converts to FRN on 11/07/22),
2.907%, due 11/07/23[4]		200,000	208,017
4.050%, due 08/16/23		201,000	218,240
Mitsubishi UFJ Financial Group, Inc.
3.195%, due 07/18/29		600,000	660,103
Mizuho Financial Group, Inc.
0.523%, due 06/10/24[5]	EUR	100,000	118,068

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 07/10/30),
2.201%, due 07/10/31[4]		200,000	201,884
(fixed, converts to FRN on 05/25/25),
2.226%, due 05/25/26[4]		455,000	472,405
(fixed, converts to FRN on 09/13/24),
2.555%, due 09/13/25[4]		200,000	209,985
(fixed, converts to FRN on 07/16/24),
2.839%, due 07/16/25[4]		280,000	296,207
Morgan Stanley GMTN
(fixed, converts to FRN on 01/23/29),
4.431%, due 01/23/30[4,6]		917,000	1,097,697
(fixed, converts to FRN on 01/22/30),
2.699%, due 01/22/31[4]		107,000	114,232
(fixed, converts to FRN on 01/24/28),
3.772%, due 01/24/29[4]		1,143,000	1,303,807
Northern Trust Corp.
1.950%, due 05/01/30		53,000	54,570
3.150%, due 05/03/29		13,000	14,652
OP Corporate Bank PLC
(fixed, converts to FRN on 06/09/25),
1.625%, due 06/09/30[4,5]	EUR	300,000	356,569
Santander UK Group Holdings PLC
3.125%, due 01/08/21		178,000	178,843
State Street Corp.
(fixed, converts to FRN on 11/01/24),
2.354%, due 11/01/25[4]		57,000	60,351
2.400%, due 01/24/30		80,000	86,898
(fixed, converts to FRN on 12/15/20),
3.847%, due 12/15/20[4,8]		132,000	131,498
(fixed, converts to FRN on 12/15/23),
5.625%, due 12/15/23[4,8]		125,000	127,885
Sumitomo Mitsui Financial Group, Inc.
2.058%, due 07/14/21		58,000	58,712
2.442%, due 10/19/21		21,000	21,423
2.784%, due 07/12/22		105,000	109,100
2.934%, due 03/09/21		10,000	10,092
3.040%, due 07/16/29		200,000	216,919
3.446%, due 01/11/27		4,000	4,440
Toronto-Dominion Bank/The
0.375%, due 04/25/24[5]	EUR	200,000	235,597
US Bancorp,
Series X,
3.150%, due 04/27/27		1,000	1,118
Wells Fargo & Co.

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(concluded)
1.125%, due 10/29/21[5]	EUR	155,000	183,067
3.000%, due 04/22/26		379,000	412,777
(fixed, converts to FRN on 04/30/40),
3.068%, due 04/30/41[4]		224,000	231,894
Wells Fargo & Co. MTN
(fixed, converts to FRN on 02/11/25),
2.164%, due 02/11/26[4]		51,000	52,981
(fixed, converts to FRN on 02/11/30),
2.572%, due 02/11/31[4,6]		97,000	101,017
(fixed, converts to FRN on 10/30/29),
2.879%, due 10/30/30[4]		112,000	118,987
3.000%, due 02/19/25		55,000	59,367
3.550%, due 09/29/25		83,000	92,377
(fixed, converts to FRN on 05/22/27),
3.584%, due 05/22/28[4]		159,000	176,359
3.750%, due 01/24/24		434,000	471,112
Wells Fargo Bank NA
(fixed, converts to FRN on 09/09/21),
2.082%, due 09/09/22[4]		336,000	340,695
			29,751,715
Beverages—0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36		681,000	833,636
Anheuser-Busch InBev Worldwide, Inc.
3.500%, due 06/01/30[6]		469,000	529,157
4.350%, due 06/01/40		39,000	45,668
4.375%, due 04/15/38		55,000	64,142
4.950%, due 01/15/42		41,000	49,701
5.450%, due 01/23/39[6]		50,000	64,503
Coca-Cola Co./The
1.375%, due 03/15/31		182,000	180,784
2.125%, due 09/06/29		65,000	68,952
3.375%, due 03/25/27		337,000	384,378
Keurig Dr. Pepper, Inc.
3.200%, due 05/01/30[6]		60,000	66,842
Pernod Ricard SA
0.000%, due 10/24/23[5,9]	EUR	100,000	116,873
Suntory Holdings Ltd.
2.250%, due 10/16/24[2]		380,000	395,498
			2,800,134

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Biotechnology—(concluded)
Biotechnology—0.2%
Amgen, Inc.
2.300%, due 02/25/31		34,000	35,248
2.450%, due 02/21/30		87,000	91,635
3.150%, due 02/21/40		126,000	131,742
4.400%, due 05/01/45		87,000	105,780
Biogen, Inc.
2.250%, due 05/01/30		137,000	138,100
Gilead Sciences, Inc.
2.800%, due 10/01/50		129,000	122,613
4.800%, due 04/01/44		97,000	122,941
			748,059
Building materials—0.2%
Carrier Global Corp.
2.242%, due 02/15/25[2]		505,000	527,395

Chemicals—0.4%
Air Liquide Finance SA
0.375%, due 04/18/22[5]	EUR	100,000	117,315
Air Products & Chemicals, Inc.
2.800%, due 05/15/50		90,000	93,335
Covestro AG
0.875%, due 02/03/26[5]	EUR	70,000	83,070
DuPont de Nemours, Inc.
4.493%, due 11/15/25		309,000	356,667
Eastman Chemical Co.
3.500%, due 12/01/21		33,000	33,985
3.800%, due 03/15/25		118,000	129,574
LYB International Finance BV
5.250%, due 07/15/43		48,000	58,500
RPM International, Inc.
3.750%, due 03/15/27		25,000	27,329
Sherwin-Williams Co./The
2.750%, due 06/01/22		31,000	32,012
4.000%, due 12/15/42		5,000	5,515
4.200%, due 01/15/22		360,000	372,894
			1,310,196
Commercial services—0.4%
Amadeus IT Group SA
1.875%, due 09/24/28[5]	EUR	200,000	230,081
2.875%, due 05/20/27[5]	EUR	100,000	124,333
APRR SA
0.010%, due 01/20/23[5]	EUR	100,000	117,134

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
Duke University
4.077%, due 10/01/48		91,000	111,412
Global Payments, Inc.
3.200%, due 08/15/29		40,000	43,240
Moody's Corp.
4.250%, due 02/01/29		55,000	65,335
PayPal Holdings, Inc.
1.650%, due 06/01/25[6]		109,000	112,812
RELX Capital, Inc.
3.000%, due 05/22/30[6]		194,000	209,478
3.500%, due 03/16/23		230,000	244,547
4.000%, due 03/18/29		85,000	98,462
			1,356,834
Computers—0.9%
Apple, Inc.
1.000%, due 11/10/22	EUR	165,000	197,402
2.550%, due 08/20/60		33,000	31,586
2.900%, due 09/12/27		44,000	48,984
3.750%, due 11/13/47		188,000	226,355
3.850%, due 08/04/46		38,000	46,446
Dell International LLC/EMC Corp.
8.100%, due 07/15/36[2]		229,000	308,557
Hewlett Packard Enterprise Co.
4.400%, due 10/15/22[10]		150,000	159,957
4.650%, due 10/01/24		129,000	145,596
International Business Machines Corp.
0.500%, due 09/07/21	EUR	300,000	351,893
1.700%, due 05/15/27		234,000	238,806
2.850%, due 05/15/40		315,000	324,047
3.300%, due 05/15/26		182,000	204,199
Leidos, Inc.
2.300%, due 02/15/31[2]		105,000	104,087
4.375%, due 05/15/30[2]		449,000	522,452
Seagate HDD Cayman
4.091%, due 06/01/29[2]		76,000	81,802
			2,992,169
Diversified financial services—0.7%
American Express Co.
2.500%, due 07/30/24		45,000	47,745
3.000%, due 10/30/24		10,000	10,822
3.700%, due 08/03/23[6]		129,000	140,036

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
Capital One Financial Corp.
3.750%, due 03/09/27		70,000	78,198
Charles Schwab Corp./The
3.250%, due 05/22/29		96,000	108,537
(fixed, converts to FRN on 03/01/22),
4.625%, due 03/01/22[4,6,8]		190,000	190,540
FCA Bank SpA
0.500%, due 09/18/23[5]	EUR	100,000	117,009
GE Capital International Funding Co. Unlimited Co.
4.418%, due 11/15/35		400,000	432,427
Intercontinental Exchange, Inc.
2.100%, due 06/15/30		272,000	279,538
Mastercard, Inc.
1.100%, due 12/01/22	EUR	265,000	316,770
3.350%, due 03/26/30		191,000	221,283
ORIX Corp.
4.050%, due 01/16/24		6,000	6,558
Synchrony Financial
4.250%, due 08/15/24		20,000	21,881
Visa, Inc.
4.150%, due 12/14/35		144,000	183,742
			2,155,086
Electric—2.8%
AEP Texas, Inc.
3.450%, due 01/15/50		153,000	163,499
AEP Transmission Co. LLC
3.150%, due 09/15/49		95,000	102,123
3.750%, due 12/01/47		62,000	72,556
4.250%, due 09/15/48		62,000	77,072
Alabama Power Co.
3.450%, due 10/01/49		28,000	31,473
4.150%, due 08/15/44		124,000	148,740
5.200%, due 06/01/41		35,000	46,316
Ameren Illinois Co.
3.250%, due 03/15/50		110,000	121,517
3.800%, due 05/15/28		50,000	57,961
Baltimore Gas & Electric Co.
3.200%, due 09/15/49		10,000	10,603
3.750%, due 08/15/47		236,000	271,378
CenterPoint Energy Houston Electric LLC
3.550%, due 08/01/42		33,000	37,341

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electric—(continued)
Commonwealth Edison Co.
3.200%, due 11/15/49		32,000	34,660
4.600%, due 08/15/43		15,000	18,981
Consumers Energy Co.
3.100%, due 08/15/50		8,000	8,656
3.500%, due 08/01/51		191,000	222,462
3.750%, due 02/15/50		98,000	117,610
3.800%, due 11/15/28		47,000	55,340
Dayton Power & Light Co./The
3.950%, due 06/15/49		112,000	117,772
DTE Electric Co.
3.950%, due 03/01/49		160,000	196,485
Duke Energy Carolinas LLC
3.200%, due 08/15/49		88,000	95,839
3.875%, due 03/15/46		100,000	117,723
3.950%, due 03/15/48		3,000	3,624
Duke Energy Florida LLC
1.750%, due 06/15/30		175,000	176,975
2.500%, due 12/01/29		350,000	377,231
3.400%, due 10/01/46		102,000	113,578
4.200%, due 07/15/48		38,000	47,130
Duke Energy Ohio, Inc.
3.650%, due 02/01/29		110,000	126,885
3.700%, due 06/15/46		85,000	96,079
Duke Energy Progress LLC
3.700%, due 09/01/28		15,000	17,422
4.100%, due 05/15/42		166,000	200,696
4.100%, due 03/15/43		50,000	59,376
4.200%, due 08/15/45		75,000	91,244
E.ON SE
0.010%, due 10/24/22[5]	EUR	220,000	257,340
Edison International
3.125%, due 11/15/22		24,000	24,760
Engie SA
0.375%, due 02/28/23[5]	EUR	200,000	235,947
Entergy Louisiana LLC
4.000%, due 03/15/33		89,000	109,963
4.200%, due 09/01/48		99,000	123,448
5.400%, due 11/01/24		35,000	41,285
Entergy Texas, Inc.
2.550%, due 06/01/21		45,000	45,505
ESB Finance DAC
3.494%, due 01/12/24[5]	EUR	100,000	129,567

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Electric—(continued)
Eversource Energy
2.900%, due 10/01/24		93,000	100,210
Exelon Corp.
2.450%, due 04/15/21		5,000	5,036
5.625%, due 06/15/35		121,000	159,308
FirstEnergy Corp.
2.050%, due 03/01/25		29,000	28,942
2.650%, due 03/01/30[6]		153,000	149,353
Series C,
3.400%, due 03/01/50[6]		111,000	99,591
FirstEnergy Transmission LLC
4.350%, due 01/15/25[2]		202,000	220,705
4.550%, due 04/01/49[2]		125,000	136,395
5.450%, due 07/15/44[2]		60,000	73,483
Florida Power & Light Co.
3.150%, due 10/01/49		60,000	66,745
3.250%, due 06/01/24		6,000	6,478
3.700%, due 12/01/47		142,000	170,662
3.800%, due 12/15/42		30,000	35,883
3.950%, due 03/01/48		152,000	190,340
5.250%, due 02/01/41		5,000	6,932
5.650%, due 02/01/37		7,000	9,739
5.690%, due 03/01/40		14,000	20,325
Iberdrola International BV,
(Series NC5),
(fixed, converts to FRN on 01/28/26),
1.874%, due 01/28/26[4,5,8]	EUR	200,000	232,636
innogy Finance BV
0.750%, due 11/30/22[5]	EUR	45,000	53,342
MidAmerican Energy Co.
3.100%, due 05/01/27		105,000	117,045
3.150%, due 04/15/50[6]		70,000	76,651
3.650%, due 04/15/29		204,000	239,488
3.650%, due 08/01/48		34,000	39,569
Northern States Power Co.
2.900%, due 03/01/50		30,000	31,452
3.400%, due 08/15/42		155,000	174,114
4.000%, due 08/15/45		59,000	72,588
NSTAR Electric Co.
3.200%, due 05/15/27		55,000	61,110
Ohio Power Co.
4.000%, due 06/01/49		35,000	41,929
4.150%, due 04/01/48		40,000	49,158

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Electric—(concluded)
6.600%, due 02/15/33		60,000	82,368
Oncor Electric Delivery Co. LLC
3.100%, due 09/15/49		50,000	54,577
3.700%, due 11/15/28		265,000	309,431
3.800%, due 09/30/47		28,000	33,377
5.750%, due 03/15/29		40,000	52,155
Public Service Electric & Gas Co. MTN
2.050%, due 08/01/50		55,000	48,955
3.200%, due 05/15/29		2,000	2,265
3.650%, due 09/01/28		100,000	116,383
RTE Reseau de Transport d'Electricite SADIR
4.125%, due 02/03/21	EUR	100,000	117,725
Southern California Edison Co.
1.845%, due 02/01/22		11,786	11,794
2.250%, due 06/01/30		71,000	71,571
Series 20C,
1.200%, due 02/01/26		60,000	59,527
Series A,
2.900%, due 03/01/21		50,000	50,390
Series A,
4.200%, due 03/01/29		149,000	170,366
Series E,
3.700%, due 08/01/25		244,000	270,164
Tampa Electric Co.
2.600%, due 09/15/22		40,000	41,238
4.200%, due 05/15/45		42,000	49,645
Virginia Electric & Power Co.
2.750%, due 03/15/23		230,000	241,069
3.800%, due 09/15/47		179,000	211,867
Vistra Operations Co. LLC
4.300%, due 07/15/292		252,000	272,553
			9,340,791
Electrical components & equipment—0.2%
Eaton Capital Unlimited Co.
0.021%, due 05/14/215	EUR	255,000	297,176
Schneider Electric SE
0.000%, due 06/12/23[5,9]	EUR	100,000	117,149

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electrical components & equipment—(concluded)
0.250%, due 09/09/24[5]	EUR	100,000	118,693
			533,018
Electronics—0.2%
Agilent Technologies, Inc.
3.200%, due 10/01/22		32,000	33,395
Amphenol Technologies Holding GmbH
0.750%, due 05/04/265	EUR	135,000	162,311
Honeywell International, Inc.
0.750%, due 03/10/32	EUR	140,000	166,687
1.300%, due 02/22/23	EUR	265,000	319,092
Tyco Electronics Group SA
3.450%, due 08/01/24		10,000	10,827
			692,312
Engineering & construction—0.0%†
Heathrow Funding Ltd.
1.500%, due 10/12/25[5]	EUR	100,000	116,387

Environmental control—0.1%
Republic Services, Inc.
1.450%, due 02/15/31		62,000	60,381
3.375%, due 11/15/27		106,000	118,892
3.950%, due 05/15/28		150,000	174,282
Waste Management, Inc.
4.150%, due 07/15/49		71,000	89,492
			443,047
Food—0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.250%, due 03/15/26[2]		140,000	137,550
4.625%, due 01/15/27[2]		481,000	499,038
General Mills, Inc.
0.450%, due 01/15/26	EUR	100,000	118,687
Mondelez International, Inc.
2.750%, due 04/13/30[6]		87,000	93,658
Seven & I Holdings Co. Ltd.
3.350%, due 09/17/212		230,000	235,181
			1,084,114
Forest Products & Paper—0.2%
Georgia-Pacific LLC
1.750%, due 09/30/25[2]		80,000	83,130
3.600%, due 03/01/25[2]		130,000	144,843

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Forest Products & Paper—(concluded)
3.734%, due 07/15/23[2]		160,000	172,694
International Paper Co.
4.400%, due 08/15/47		67,000	81,932
			482,599
Gas—0.1%
CenterPoint Energy Resources Corp.
1.750%, due 10/01/30		185,000	185,522
Dominion Energy Gas Holdings LLC
4.800%, due 11/01/43		25,000	30,305
ONE Gas,Inc.
4.658%, due 02/01/44		13,000	16,670
Piedmont Natural Gas Co.,Inc.
3.500%, due 06/01/29		87,000	98,505
Redexis Gas Finance BV
1.875%, due 05/28/25[5]	EUR	100,000	122,737
			453,739
Hand & machine tools—0.0%†
Kennametal,Inc.
4.625%, due 06/15/28		3,000	3,267
Healthcare-products—0.3%
Abbott Ireland Financing DAC
0.100%, due 11/19/24[5]	EUR	100,000	117,633
0.875%, due 09/27/23[5]	EUR	100,000	120,101
Boston Scientific Corp.
2.650%, due 06/01/30		58,000	60,881
DH Europe Finance II Sarl
0.200%, due 03/18/26	EUR	130,000	152,615
1.800%, due 09/18/49	EUR	100,000	124,633
Medtronic Global Holdings SCA
1.500%, due 07/02/39	EUR	100,000	123,721
1.750%, due 07/02/49	EUR	100,000	125,370
Thermo Fisher Scientific,Inc.
1.875%, due 10/01/49	EUR	100,000	124,172
			949,126
Healthcare-services—0.7%
Aetna,Inc.
4.125%, due 11/15/42		59,000	66,576
4.500%, due 05/15/42		25,000	29,574
Anthem,Inc.
3.500%, due 08/15/24		11,000	12,013

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Healthcare-services—(concluded)
4.850%, due 08/15/54	27,000	32,535
CommonSpirit Health
2.782%, due 10/01/30	57,000	56,794
3.910%, due 10/01/50	110,000	107,536
Hackensack Meridian Health,Inc.,
(Series 2020),
2.675%, due 09/01/41	235,000	225,499
2.875%, due 09/01/50	141,000	135,665
HCA,Inc.
5.000%, due 03/15/24	146,000	163,527
5.250%, due 04/15/25	211,000	244,374
5.250%, due 06/15/26	125,000	145,581
Humana,Inc.
3.850%, due 10/01/24	49,000	54,092
4.500%, due 04/01/25	77,000	88,228
Methodist Hospital/The,
(Series 20A),
2.705%, due 12/01/50	187,000	180,804
New York and Presbyterian Hospital/The,
Series 2019,
3.954%, due 08/01/19	161,000	173,222
Sutter Health,
(Series 20A),
3.361%, due 08/15/50	124,000	123,043
UnitedHealth Group,Inc.
4.250%, due 06/15/48	50,000	63,620
4.750%, due 07/15/45	334,000	451,161
		2,353,844
Insurance—0.4%
American International Group,Inc.
3.400%, due 06/30/30	70,000	77,923
Aon Corp.
2.800%, due 05/15/30	56,000	59,937
Aon PLC
4.000%, due 11/27/23	3,000	3,270
4.450%, due 05/24/43	64,000	73,552
4.600%, due 06/14/44	56,000	71,242
4.750%, due 05/15/45	100,000	130,631
Hartford Financial Services Group,Inc./The
4.300%, due 04/15/43	30,000	35,258
Marsh & McLennan Cos.,Inc.

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Insurance—(concluded)
1.979%, due 03/21/30	EUR	165,000	217,034
2.250%, due 11/15/30		125,000	129,852
Metropolitan Life Global Funding I
0.010%, due 09/23/22[5]	EUR	100,000	116,808
Metropolitan Life Global Funding I GMTN
1.250%, due 09/17/21[5]	EUR	115,000	135,727
Teachers Insurance& Annuity Association of America
4.270%, due 05/15/47[2]		47,000	54,876
Trinity Acquisition PLC
4.400%, due 03/15/26		55,000	63,438
4.625%, due 08/15/23		30,000	32,763
Willis North America,Inc.
2.950%, due 09/15/29		47,000	51,118
			1,253,429
Internet—0.3%
Amazon.com,Inc.
3.875%, due 08/22/37		38,000	46,446
Booking Holdings,Inc.
3.650%, due 03/15/25		21,000	23,054
4.100%, due 04/13/25		159,000	178,160
E*TRADE Financial Corp.
3.800%, due 08/24/27		10,000	11,310
Expedia Group,Inc.
3.250%, due 02/15/30		20,000	19,401
3.800%, due 02/15/28		60,000	60,252
Netflix,Inc.
5.750%, due 03/01/24		231,000	255,544
Tencent Holdings Ltd.
2.985%, due 01/19/23[2]		200,000	207,687
Twitter,Inc.
3.875%, due 12/15/27[2]		200,000	209,760
			1,011,614
Investment companies—0.1%
Ares Capital Corp.
4.250%, due 03/01/25		330,000	345,280

Machinery-diversified—0.2%
KION Group AG
1.625%, due 09/24/25[5]	EUR	200,000	235,003
Nvent Finance SARL
3.950%, due 04/15/23		247,000	258,540

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Machinery-diversified—(concluded)
Otis Worldwide Corp.
2.565%, due 02/15/30		84,000	89,310
			582,853
Media—2.3%
AMC Networks,Inc.
5.000%, due 04/01/24		905,000	909,525
Charter Communications Operating LLC/Charter Communications Operating Capital
4.800%, due 03/01/50		316,000	358,481
5.375%, due 05/01/47		330,000	392,232
6.484%, due 10/23/45		299,000	401,130
Comcast Corp.
1.950%, due 01/15/31		202,000	204,694
2.650%, due 02/01/30		398,000	427,951
2.650%, due 08/15/62		163,000	153,338
3.300%, due 02/01/27		138,000	154,125
3.300%, due 04/01/27		234,000	262,281
3.400%, due 04/01/30[6]		208,000	236,803
3.400%, due 07/15/46		48,000	52,852
3.900%, due 03/01/38		26,000	30,743
3.969%, due 11/01/47[6]		111,000	132,768
4.000%, due 08/15/47		72,000	86,040
4.250%, due 01/15/33		23,000	28,160
4.400%, due 08/15/35		4,000	5,012
Cox Communications,Inc.
3.150%, due 08/15/24[2]		215,000	231,549
3.250%, due 12/15/22[2,6]		60,000	63,181
3.350%, due 09/15/26[2]		9,000	9,981
4.800%, due 02/01/35[2]		4,000	4,954
Discovery Communications LLC
4.000%, due 09/15/55[2]		37,000	37,341
Informa PLC
1.250%, due 04/22/28[5]	EUR	200,000	214,419
2.125%, due 10/06/25[5]	EUR	130,000	151,999
NBCUniversal Enterprise,Inc.
5.250%, due 03/19/21[2,8]		1,140,000	1,154,250
NBCUniversal Media LLC
5.950%, due 04/01/41		128,000	189,468
RELX Finance BV
0.010%, due 03/18/24[5]	EUR	100,000	116,816
Sirius XM Radio,Inc.
4.625%, due 07/15/24[2]		970,000	1,000,264

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Media—(concluded)
Sky Ltd.
1.500%, due 09/15/21[5]	EUR	100,000	118,328
ViacomCBS,Inc.
4.375%, due 03/15/43		66,000	71,138
5.850%, due 09/01/43		49,000	61,458
Walt Disney Co./The
2.000%, due 09/01/29		230,000	235,537
2.650%, due 01/13/31[6]		114,000	122,296
			7,619,114
Mining—0.1%
Anglo American Capital PLC
2.625%, due 09/10/30[2,6]		200,000	200,046
Newmont Corp.
4.875%, due 03/15/42		51,000	67,040
Teck Resources Ltd.
6.125%, due 10/01/35		20,000	23,148
			290,234
Miscellaneous manufacturers—0.2%
3M Co.
0.950%, due 05/15/23	EUR	130,000	156,432
General Electric Co. GMTN
6.150%, due 08/07/37		26,000	31,953
6.875%, due 01/10/39		43,000	56,724
Parker-Hannifin Corp.
3.250%, due 06/14/29		34,000	38,142
Siemens Financieringsmaatschappij N.V.
0.010%, due 09/05/21[5]	EUR	370,000	431,961
			715,212
Oil & gas—0.8%
BP Capital Markets America,Inc.
3.194%, due 04/06/25		54,000	59,061
BP Capital Markets PLC
(fixed, converts to FRN on 03/22/26),
3.250%, due 03/22/26[4,5,8]	EUR	135,000	161,470
Chevron USA,Inc.
2.343%, due 08/12/50		45,000	40,660
Concho Resources,Inc.
2.400%, due 02/15/31		71,000	71,519
Ecopetrol SA
4.125%, due 01/16/25		195,000	204,994

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
EOG Resources, Inc.
3.900%, due 04/01/35		25,000	27,922
4.150%, due 01/15/26		50,000	57,369
Equinor ASA
1.375%, due 05/22/32[5]	EUR	100,000	128,473
Exxon Mobil Corp.
1.408%, due 06/26/39	EUR	270,000	313,022
Marathon Oil Corp.
2.800%, due 11/01/22		314,000	319,733
Marathon Petroleum Corp.
4.500%, due 05/01/23		26,000	27,946
6.500%, due 03/01/41		30,000	34,922
Shell International Finance BV
2.375%, due 11/07/29		425,000	444,564
3.125%, due 11/07/49		45,000	45,169
3.625%, due 08/21/42		4,000	4,299
Suncor Energy, Inc.
6.500%, due 06/15/38		65,000	81,219
9.250%, due 10/15/21[6]		30,000	32,371
Total Capital International SA
2.125%, due 11/19/21[5]	EUR	100,000	119,401
2.125%, due 03/15/23[5]	EUR	100,000	123,072
Viper Energy Partners LP
5.375%, due 11/01/27[2,6]		305,000	311,313
			2,608,499
Packaging & containers—0.2%
Ball Corp.
2.875%, due 08/15/30[6]		195,000	192,806
Berry Global, Inc.
4.875%, due 07/15/26[2]		250,000	261,875
Sealed Air Corp.
4.000%, due 12/01/27[2]		155,000	162,363
			617,044
Pharmaceuticals—1.5%
AbbVie, Inc.
2.850%, due 05/14/23		135,000	141,934
2.950%, due 11/21/26[2]		187,000	204,191
3.600%, due 05/14/25		65,000	72,039
4.300%, due 05/14/36		52,000	60,764
4.500%, due 05/14/35		239,000	290,179
4.550%, due 03/15/35[2]		209,000	250,653

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(continued)
4.625%, due 10/01/42[2]		34,000	40,361
4.875%, due 02/15/21[2]		12,000	12,021
5.000%, due 12/15/21[2]		114,000	118,330
AstraZeneca PLC
1.375%, due 08/06/30		80,000	77,603
3.375%, due 11/16/25		262,000	293,900
Bayer AG
1.375%, due 07/06/32[5]	EUR	200,000	241,669
Becton Dickinson and Co.
1.401%, due 05/24/23	EUR	100,000	120,180
Bristol-Myers Squibb Co.
5.000%, due 08/15/45		25,000	34,290
Cigna Corp.
3.250%, due 04/15/25		71,000	77,737
3.500%, due 06/15/24		125,000	135,928
3.750%, due 07/15/23		246,000	266,243
4.125%, due 11/15/25		261,000	298,649
CVS Health Corp.
3.700%, due 03/09/23		153,000	163,768
3.875%, due 07/20/25		134,000	150,420
4.100%, due 03/25/25		128,000	144,389
4.300%, due 03/25/28		104,000	120,524
5.125%, due 07/20/45		312,000	393,394
5.300%, due 12/05/43		31,000	39,462
Eli Lilly and Co.
1.700%, due 11/01/49	EUR	100,000	133,454
Merck & Co., Inc.
1.450%, due 06/24/30		55,000	55,026
Pfizer, Inc.
1.700%, due 05/28/30[6]		57,000	58,288
3.450%, due 03/15/29		27,000	31,364
4.400%, due 05/15/44		35,000	45,482
Shire Acquisitions Investments Ireland DAC
3.200%, due 09/23/26		248,000	275,631
Takeda Pharmaceutical Co. Ltd.
2.000%, due 07/09/40	EUR	150,000	189,805
4.400%, due 11/26/23		200,000	221,820

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
Upjohn Finance BV
1.023%, due 06/23/24[5]	EUR	140,000	167,376
			4,926,874
Pipelines—2.1%
Boardwalk Pipelines LP
4.800%, due 05/03/29		10,000	10,669
Cameron LNG LLC
3.302%, due 01/15/35[2]		135,000	149,856
3.402%, due 01/15/38[2]		145,000	155,747
Cheniere Corpus Christi Holdings LLC
5.875%, due 03/31/25		110,000	124,488
Cheniere Energy Partners LP
4.500%, due 10/01/29		60,000	61,171
5.250%, due 10/01/25		360,000	366,480
5.625%, due 10/01/26		545,000	558,625
Energy Transfer Operating LP
4.050%, due 03/15/25		20,000	21,034
4.200%, due 04/15/27		96,000	99,757
4.500%, due 04/15/24		100,000	106,037
4.750%, due 01/15/26		144,000	154,265
5.500%, due 06/01/27		95,000	105,294
Enterprise Products Operating LLC
4.200%, due 01/31/50		3,000	3,205
4.850%, due 08/15/42		105,000	119,565
Kinder Morgan Energy Partners LP
5.000%, due 08/15/42		20,000	21,844
5.500%, due 03/01/44		41,000	46,942
Kinder Morgan Energy Partners LP, MTN
6.950%, due 01/15/38		50,000	64,236
MPLX LP
5.250%, due 01/15/25		979,000	1,009,637
NGPL PipeCo LLC
4.375%, due 08/15/22[2]		547,000	567,337
4.875%, due 08/15/27[2]		46,000	50,021
7.768%, due 12/15/37[2]		40,000	49,393
Northern Natural Gas Co.
4.300%, due 01/15/49[2]		156,000	179,893
Northwest Pipeline LLC
4.000%, due 04/01/27		265,000	290,898
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27		84,000	94,229
5.625%, due 04/15/23[10]		169,000	184,563

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
5.625%, due 03/01/25[6]		212,000	242,709
Sunoco Logistics Partners Operations LP
3.900%, due 07/15/26		152,000	156,584
6.100%, due 02/15/42		15,000	15,194
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.125%, due 02/01/25		350,000	350,875
Texas Eastern Transmission LP
2.800%, due 10/15/22[2]		45,000	46,313
3.500%, due 01/15/28[2]		151,000	162,791
4.150%, due 01/15/48[2]		209,000	216,971
Transcontinental Gas Pipe Line Co. LLC
4.000%, due 03/15/28		268,000	298,134
4.600%, due 03/15/48		57,000	62,179
7.850%, due 02/01/26		410,000	525,666
Williams Cos., Inc./The
7.500%, due 01/15/31		40,000	51,411
7.875%, due 09/01/21		280,000	296,706
			7,020,719
Real estate—0.2%
Northwest Florida Timber Finance LLC
4.750%, due 03/04/29[2]		200,000	214,586
Vonovia Finance BV
0.125%, due 04/06/23[5]	EUR	200,000	234,358
0.750%, due 01/25/22[5]	EUR	100,000	117,855
			566,799
Real estate investment trusts—1.0%
American Tower Corp.
1.875%, due 10/15/30		73,000	71,895
2.100%, due 06/15/30		104,000	104,324
3.800%, due 08/15/29[6]		117,000	132,989
3.950%, due 03/15/29[6]		55,000	62,725
Boston Properties LP
2.900%, due 03/15/30[6]		79,000	81,918
4.500%, due 12/01/28		20,000	23,395
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.849%, due 04/15/23		460,000	493,728
Crown Castle International Corp.
1.350%, due 07/15/25		76,000	76,635
3.100%, due 11/15/29		177,000	190,037
3.300%, due 07/01/30		161,000	175,226
3.700%, due 06/15/26		20,000	22,278

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
3.800%, due 02/15/28		10,000	11,201
4.450%, due 02/15/26		89,000	101,943
5.200%, due 02/15/49		22,000	28,318
Digital Dutch Finco BV
1.000%, due 01/15/32[5]	EUR	110,000	128,062
1.500%, due 03/15/30[5]	EUR	100,000	122,811
Equinix, Inc.
1.000%, due 09/15/25		187,000	186,080
3.200%, due 11/18/29		196,000	212,803
GLP Capital LP/GLP Financing II, Inc.
3.350%, due 09/01/24		41,000	41,624
4.000%, due 01/15/30		59,000	61,383
5.250%, due 06/01/25		159,000	173,704
5.300%, due 01/15/29		43,000	48,008
Prologis Euro Finance LLC
1.500%, due 09/10/49	EUR	100,000	122,521
Realty Income Corp.
3.000%, due 01/15/27		45,000	48,571
4.125%, due 10/15/26		40,000	46,367
Simon International Finance SCA
1.375%, due 11/18/22[5]	EUR	105,000	124,358
Unibail-Rodamco-Westfield SE
2.000%, due 06/29/32[5]	EUR	200,000	244,716
VICI Properties LP/VICI Note Co., Inc.
4.250%, due 12/01/26[2]		250,000	254,212
			3,391,832
Retail—0.4%
Home Depot, Inc./The
5.875%, due 12/16/36		26,000	38,309
5.950%, due 04/01/41		47,000	70,343
Lowe's Cos., Inc.
3.125%, due 09/15/24		93,000	100,919
3.650%, due 04/05/29		80,000	91,965
4.000%, due 04/15/25		247,000	279,953
McDonald's Corp. MTN
2.125%, due 03/01/30[6]		63,000	65,277
2.625%, due 09/01/29		50,000	53,891
2.750%, due 12/09/20[6]		25,000	25,045
3.625%, due 09/01/49		10,000	11,088
4.450%, due 09/01/48		130,000	160,911

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Retail—(concluded)
Starbucks Corp.
2.550%, due 11/15/30	206,000	216,762
Walmart, Inc.
3.250%, due 07/08/29	87,000	100,389
		1,214,852
Semiconductors—1.3%
Applied Materials, Inc.
1.750%, due 06/01/30	201,000	205,329
3.300%, due 04/01/27	24,000	27,025
Broadcom, Inc.
2.250%, due 11/15/23	613,000	636,761
3.459%, due 09/15/26	208,000	226,253
4.110%, due 09/15/28	100,000	111,501
4.150%, due 11/15/30	78,000	87,359
4.700%, due 04/15/25	130,000	147,723
4.750%, due 04/15/29	28,000	32,458
5.000%, due 04/15/30	251,000	296,060
Intel Corp.
2.450%, due 11/15/29	372,000	401,164
3.250%, due 11/15/49	40,000	43,795
3.900%, due 03/25/30[6]	203,000	242,538
KLA Corp.
4.100%, due 03/15/29	167,000	198,066
4.650%, due 11/01/24	140,000	159,205
5.000%, due 03/15/49	45,000	60,013
Lam Research Corp.
3.750%, due 03/15/26	322,000	369,630
4.875%, due 03/15/49	89,000	123,121
NVIDIA Corp.
2.850%, due 04/01/30[6]	190,000	210,343
3.200%, due 09/16/26	134,000	150,556
3.500%, due 04/01/50	53,000	60,677
NXP BV/NXP Funding LLC
5.550%, due 12/01/28[2]	36,000	44,402
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.400%, due 05/01/30[2]	79,000	86,891
4.300%, due 06/18/29[2]	230,000	266,462
QUALCOMM, Inc.
4.300%, due 05/20/47	101,000	128,312
4.800%, due 05/20/45	29,000	38,886

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Semiconductors—(concluded)
Texas Instruments, Inc.
1.750%, due 05/04/30		64,000	65,246
			4,419,776
Shipbuilding—0.2%
Huntington Ingalls Industries, Inc.
3.483%, due 12/01/27		225,000	244,747
3.844%, due 05/01/25[2]		56,000	61,615
4.200%, due 05/01/30[2,6]		136,000	156,982
			463,344
Software—1.4%
Activision Blizzard, Inc.
2.500%, due 09/15/50		108,000	96,783
3.400%, due 09/15/26		178,000	201,108
Autodesk, Inc.
2.850%, due 01/15/30[6]		169,000	185,058
4.375%, due 06/15/25		94,000	107,127
Electronic Arts, Inc.
4.800%, due 03/01/26		370,000	438,293
Fidelity National Information Services, Inc.
0.125%, due 12/03/22	EUR	100,000	117,168
0.750%, due 05/21/23	EUR	200,000	237,873
1.000%, due 12/03/28	EUR	170,000	205,595
2.950%, due 05/21/39	EUR	100,000	144,836
Fiserv, Inc.
1.625%, due 07/01/30	EUR	150,000	189,272
2.650%, due 06/01/30[6]		124,000	131,541
3.500%, due 07/01/29		162,000	181,531
4.200%, due 10/01/28		50,000	58,683
Microsoft Corp.
2.525%, due 06/01/50		51,000	51,698
3.500%, due 02/12/35		25,000	30,293
3.700%, due 08/08/46		124,000	151,713
MSCI, Inc.
3.875%, due 02/15/31[2,6]		512,000	535,040
Oracle Corp.
2.800%, due 04/01/27		720,000	783,824
2.950%, due 11/15/24		142,000	153,679
3.600%, due 04/01/40		155,000	172,127
3.800%, due 11/15/37[6]		353,000	406,496
3.850%, due 07/15/36		42,000	48,871
3.900%, due 05/15/35		33,000	39,443

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Software—(concluded)
5.375%, due 07/15/40		31,000	42,565
			4,710,617
Supranationals—0.1%
International Bank for Reconstruction & Development
0.875%, due 05/14/30		325,000	320,559

Telecommunications—2.5%
AT&T, Inc.
2.250%, due 02/01/32		154,000	150,578
2.600%, due 05/19/38	EUR	210,000	279,415
2.750%, due 06/01/31		236,000	244,463
3.500%, due 09/15/53[2]		16,000	15,149
3.550%, due 09/15/55[2]		206,000	194,759
3.800%, due 02/15/27		215,000	241,931
3.875%, due 01/15/26		38,000	42,911
4.250%, due 03/01/27		221,000	254,032
4.500%, due 05/15/35		549,000	641,203
4.800%, due 06/15/44		11,000	12,732
CommScope, Inc.
6.000%, due 03/01/26[2]		616,000	639,020
Corning, Inc.
3.700%, due 11/15/23		20,000	21,549
4.375%, due 11/15/57		27,000	32,491
Level 3 Financing, Inc.
3.625%, due 01/15/29[2]		362,000	350,235
Motorola Solutions, Inc.
2.300%, due 11/15/30[6]		87,000	86,409
4.600%, due 05/23/29		126,000	147,967
5.500%, due 09/01/44		71,000	83,357
SES SA GMTN
2.000%, due 07/02/285	EUR	100,000	122,847
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.360%, due 09/20/21[2,10]		718,750	725,485
T-Mobile USA, Inc.
2.050%, due 02/15/28[2]		151,000	152,807
2.250%, due 11/15/31[2]		65,000	64,357
3.750%, due 04/15/27[2]		730,000	813,490
Telenor ASA
0.010%, due 09/25/23[5]	EUR	100,000	117,217
Telstra Corp. Ltd.
3.500%, due 09/21/22[5]	EUR	265,000	330,216
Verizon Communications, Inc.

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunications—(concluded)
1.500%, due 09/18/30		300,000	293,289
1.850%, due 05/18/40	EUR	100,000	129,950
3.150%, due 03/22/30		184,000	204,707
3.875%, due 02/08/29		59,000	68,977
4.125%, due 03/16/27		305,000	357,586
4.272%, due 01/15/36		282,000	343,680
4.329%, due 09/21/28		348,000	417,294
4.500%, due 08/10/33		192,000	238,514
4.522%, due 09/15/48		35,000	44,799
4.812%, due 03/15/39		3,000	3,869
Series 20Y,
2.875%, due 01/15/38	EUR	100,000	148,459
Vodafone Group PLC
4.125%, due 05/30/25		105,000	119,382
4.375%, due 02/19/43		28,000	33,103
5.250%, due 05/30/48		156,000	201,187
			8,369,416
Toys/Games/Hobbies—0.1%
Hasbro, Inc.
2.600%, due 11/19/22		79,000	81,885
3.900%, due 11/19/29[6]		69,000	74,081
			155,966
Transportation—0.9%
Burlington Northern Santa Fe LLC
4.150%, due 04/01/45		33,000	40,126
Canadian Pacific Railway Co.
2.050%, due 03/05/30		112,000	115,725
Cargo Aircraft Management, Inc.
4.750%, due 02/01/28[2]		435,000	442,069
CSX Corp.
2.600%, due 11/01/26[6]		379,000	411,399
3.250%, due 06/01/27		116,000	129,528
4.250%, due 03/15/29		78,000	92,932
4.300%, due 03/01/48[6]		15,000	18,307
5.500%, due 04/15/41		17,000	23,074
FedEx Corp.
1.300%, due 08/05/31	EUR	145,000	177,183
3.875%, due 08/01/42		17,000	18,534
Norfolk Southern Corp.
2.550%, due 11/01/29		135,000	144,740
2.900%, due 06/15/26		129,000	141,780

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(concluded)
Transportation—(concluded)
3.400%, due 11/01/49		65,000	71,165
4.450%, due 06/15/45		25,000	31,105
Ryder System, Inc. MTN
2.250%, due 09/01/21		5,000	5,066
2.500%, due 09/01/24		4,000	4,222
4.625%, due 06/01/25		105,000	120,772
Union Pacific Corp.
3.250%, due 02/05/50		58,000	62,142
3.799%, due 10/01/51		204,000	236,013
United Parcel Service, Inc.
0.375%, due 11/15/23	EUR	120,000	142,094
2.500%, due 09/01/29		63,000	68,033
3.400%, due 03/15/29		207,000	237,533
4.450%, due 04/01/30[6]		108,000	133,908
			2,867,450
Trucking & leasing—0.0%†
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.700%, due 11/01/24[2]		25,000	28,198
4.000%, due 07/15/25[2]		95,000	100,916
			129,114
Water—0.1%
Veolia Environnement SA
0.672%, due 03/30/22[5]	EUR	300,000	353,011

Total corporate bonds
(cost—$125,403,379)			130,222,936

Mortgage-backed securities—7.2%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class A5,
2.756%, due 05/15/53[2]		465,000	500,046
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH, Class AL,
1 mo. USD LIBOR + 0.900%,
1.048%, due 11/15/32[2,4]		1,150,000	1,086,975
Benchmark Mortgage Trust,
Series 2019-B15, Class B,
3.564%, due 12/15/72		210,000	225,758
Series 2019-B15, Class C,
3.723%, due 12/15/72[3]		111,000	110,883

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
BFLD DPLO,
Series 2019-DPLO, Class A,
1 mo. USD LIBOR + 1.090%,
1.238%, due 10/15/34[2,4]	350,000	339,044
BX Commercial Mortgage Trust,
Series 2019-XL, Class A,
1 mo. USD LIBOR + 0.920%,
1.068%, due 10/15/36[2,4]	401,553	401,303
Series 2020-BXLP, Class A,
1 mo. USD LIBOR + 0.800%,
0.948%, due 12/15/36[2,4]	344,685	343,840
Cantor Commercial Real Estate Lending,
Series 2019-CF3, Class B,
3.500%, due 01/15/53[3]	101,000	106,405
CD Mortgage Trust,
Series 2017-CD3, Class A4,
3.631%, due 02/10/50	395,000	444,310
Chase Home Lending Mortgage Trust,
Series 2019-ATR2, Class A11,
1 mo. USD LIBOR + 0.900%,
1.049%, due 07/25/49[2,4]	148,576	148,293
CIM Trust,
Series 2019-INV3, Class A11,
1 mo. USD LIBOR + 1.000%,
1.098%, due 08/25/49[2,4]	442,132	442,129
Commercial Mortgage Pass-Through Certificates,
Series 2013-GAM, Class A2,
3.367%, due 02/10/28[2]	765,000	725,507
Series 2014-CR16, Class A4,
4.051%, due 04/10/47	145,000	158,409
Series 2015-CR25, Class A3,
3.505%, due 08/10/48	283,336	305,220
Credit Suisse Mortgage Trust,
Series 2020-NET, Class A,
2.257%, due 08/15/37[2]	383,000	393,075
CSMC Trust,
Series 2017-CALI, Class A,
3.431%, due 11/10/32[2]	260,000	276,714
FHLMC Multifamily Structured Pass-Through Certificates,
Series K038, Class X1, IO,
1.119%, due 03/25/24[3]	2,419,954	76,933
Series K075, Class A2,
3.650%, due 02/25/28[3]	230,000	269,337
Series K076, Class A2,
3.900%, due 04/25/28	740,000	878,440

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
Series K083, Class A2,
4.050%, due 09/25/28[3]	820,000	984,605
Series K084, Class A2,
3.780%, due 10/25/28[3]	323,000	382,635
Series K087, Class A2,
3.771%, due 12/25/28	203,000	240,763
Series KC02, Class A2,
3.370%, due 07/25/25	670,000	719,156
FHLMC REMIC Trust,
Series 2626, Class A,
4.000%, due 06/15/33	83,403	90,918
Series 3990, Class VA,
3.500%, due 01/15/25	42,445	42,469
Series 4213, Class VE,
3.500%, due 06/15/26	169,583	174,970
Series 4248, Class FL,
1 mo. USD LIBOR + 0.450%,
0.598%, due 05/15/41[4]	171,297	172,649
Series 4316, Class XZ,
4.500%, due 03/15/44	409,939	483,771
Series 4323, Class CA,
4.000%, due 03/15/40	90,990	93,124
Series 4325, Class MA,
4.000%, due 09/15/39	288,424	294,189
Series 4328, Class DA,
4.000%, due 01/15/36	330,231	337,825
Series 4336, Class MA,
4.000%, due 01/15/40	213,227	216,873
Series 4443, Class BA,
3.500%, due 04/15/41	56,778	58,160
Series 4447, Class PA,
3.000%, due 12/15/44	64,896	69,505
Series 4606, Class FB,
1 mo. USD LIBOR + 0.500%,
0.648%, due 08/15/46[4]	278,828	280,942
Flagstar Mortgage Trust,
Series 2019-1INV, Class A11,
1 mo. USD LIBOR + 0.950%,
1.099%, due 10/25/49[2,4]	354,504	354,503
Series 2020-1INV, Class A11,
1 mo. USD LIBOR + 0.850%,
0.999%, due 03/25/50[2,4]	423,507	422,994
FNMA REMIC Trust,
Series 2011-8, Class ZA,
4.000%, due 02/25/41	1,299,579	1,403,640

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
Series 2013-112, Class HQ,
4.000%, due 11/25/43	48,496	54,065
Series 2014-12, Class GV,
3.500%, due 03/25/27	108,325	113,161
Series 2014-48, Class AB,
4.000%, due 10/25/40	57,817	58,893
Series 2015-20, Class EV,
3.500%, due 07/25/26	192,520	205,161
Series 2015-28, Class IO,
5.500%, due 05/25/45	991,996	184,585
Series 2015-58, Class JP,
2.500%, due 03/25/37	87,358	91,823
Series 2015-62, Class VA,
4.000%, due 10/25/26	58,247	61,484
Series 2016-48, Class UF,
1 mo. USD LIBOR + 0.400%,
0.549%, due 08/25/46[4]	423,811	425,643
Series 2016-62, Class FC,
1 mo. USD LIBOR + 0.500%,
0.649%, due 09/25/46[4]	217,293	218,811
Series 2016-74, Class GF,
1 mo. USD LIBOR + 0.500%,
0.649%, due 10/25/46[4]	263,433	264,991
FREMF Mortgage Trust,
Series 2012-K19, Class B,
4.023%, due 05/25/45[2,3]	145,000	150,729
Series 2013-K25, Class B,
3.619%, due 11/25/45[2,3]	347,000	362,929
FRESB Mortgage Trust,
Series 2019,
3.500%, due 01/25/39[3]	248,697	264,208
GNMA Trust,
Series 2014-131, Class BW,
2.852%, due 05/20/41[3]	43,512	45,516
Series 2015-167, Class SA,
1 mo. USD LIBOR + 6.250%,
6.099%, due 11/20/45[4]	354,234	70,430
Series 2015-3, Class ZD,
4.000%, due 01/20/45	723,418	854,427
GS Mortgage Securities Corp. Trust,
Series 2019-SOHO, Class B,
1 mo. USD LIBOR + 1.150%,
1.298%, due 06/15/36[2,4]	345,000	335,379

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
GS Mortgage Securities Trust,
Series 2020-TWN3, Class B,
1 mo. USD LIBOR + 0.250%,
2.648%, due 11/15/37[2,4],13	335,000	335,000
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class A5,
3.914%, due 01/15/49	800,000	901,082
Series 2019-BKWD, Class A,
1 mo. USD LIBOR + 1.000%,
1.148%, due 09/15/29[2,4]	130,000	127,489
JP Morgan Mortgage Trust,
Series 2017-1, Class A4,
3.500%, due 01/25/47[2,3]	184,443	185,204
Series 2017-2, Class A6,
3.000%, due 05/25/47[2,3]	211,291	213,375
Series 2019-INV2, Class A11,
1 mo. USD LIBOR + 0.900%,
1.049%, due 02/25/50[2,4]	469,628	468,849
Series 2019-LTV3, Class A11,
1 mo. USD LIBOR + 0.850%,
0.998%, due 03/25/50[2,4]	362,923	361,135
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class A,
3.350%, due 07/13/29[2]	195,000	197,309
Series 2014-MP, Class A,
3.469%, due 08/11/33[2]	575,000	583,569
Series 2015-MS1, Class A4,
3.779%, due 05/15/48[3]	520,000	573,377
Series 2019-NUGS, Class A,
1 mo. USD LIBOR + 0.950%,
2.450%, due 12/15/36[2,4]	241,000	245,253
New Residential Mortgage Loan Trust,
Series 2016-4A, Class A1,
3.750%, due 11/25/56[2,3]	92,214	98,963
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B,
4.144%, due 01/05/43[2,3]	515,000	490,156
Shellpoint Co-Originator Trust,
Series 2016-1, Class 2A3,
3.000%, due 10/25/31[2,3]	145,765	148,958
Starwood Mortgage Residential Trust,
Series 2020-2, Class A1,
2.718%, due 04/25/60[2,3]	326,395	330,984

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(concluded)
Tharaldson Hotel Portfolio Trust,
Series 2018-THL, Class A,
1 mo. USD LIBOR + 0.750%,
0.893%, due 11/11/34[2,4]	81,008	77,767
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class A5,
4.212%, due 05/15/51	445,000	516,886
Series 2018-C46, Class A4,
4.152%, due 08/15/51	170,000	196,909
Total mortgage-backed securities
(cost—$23,406,450)		23,870,812

Municipal bonds—1.3%
California—0.1%
California State University Revenue Bonds, (Taxable),
Series E,
2.897%, due 11/01/51	65,000	64,768
Los Angeles California Community College District, GO Bonds (Taxable Refunding)
2.106%, due 08/01/32	120,000	119,633
San Diego Community College, District, GO Bonds, (Taxable Refunding),
Series A,
3.336%, due 08/01/43	180,000	191,138
State of California, GO Bonds, (Build America Bonds)
7.625%, due 03/01/40	25,000	42,603
		418,142
Delaware—0.0%†
State of Delaware, GO Bonds,
Series A,
5.000%, due 01/01/30	80,000	108,813

Florida—0.0%†
County of Miami-Dade Aviation Revenue Bonds, (Taxable Refunding),
Series B,
3.275%, due 10/01/29	20,000	20,572
County of Miami-Dade Water & Sewer System Revenue Bonds, (Taxable Refunding),
Series C,
3.490%, due 10/01/42	90,000	94,956
		115,528
Louisiana—0.1%
State of Louisiana, GO Bonds,
Series A,
5.000%, due 03/01/27	130,000	164,593

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Municipal bonds—(continued)
Louisiana—(concluded)
Series A,
5.000%, due 03/01/28	130,000	168,137
		332,730
Maryland—0.3%
State of Maryland, GO Bonds,
Series A,
5.000%, due 03/15/27	100,000	127,596
Series A,
5.000%, due 03/15/28	400,000	523,444
Series A,
5.000%, due 03/15/29	255,000	340,851
		991,891
Massachusetts—0.1%
Commonwealth of Massachusetts, GO Bonds,
Series A,
5.000%, due 03/01/29	100,000	132,805
Massachusetts Water Resources Authority Revenue Bonds, (Taxable Refunding),
Series F,
3.104%, due 08/01/39	300,000	322,251
		455,056
Michigan—0.1%
University of Michigan Revenue Bonds,
Series B,
2.437%, due 04/01/40	180,000	179,165

Minnesota—0.1%
State of Minnesota, GO Bonds,
Series A,
5.000%, due 08/01/29	110,000	144,214

Nebraska—0.1%
University of Nebraska Facilities Corporation Revenue Bonds, (Taxable Refunding),
Series A,
3.037%, due 10/01/49	200,000	208,190

New Jersey—0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (Build America Bonds)
6.561%, due 12/15/40	105,000	131,734

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount[1]	Value ($)
Municipal bonds—(concluded)
New Jersey—(concluded)
Rutgers The State University of New Jersey Revenue Bonds, (Taxable Refunding),
Series R,
3.270%, due 05/01/43	60,000	61,772
		193,506
New York—0.1%
New York State Thruway Authority Revenue Bonds, (Taxable Refunding),
Series M,
2.900%, due 01/01/35	150,000	159,553
Port Authority of New York & New Jersey Revenue Bonds
4.458%, due 10/01/62	200,000	246,164
		405,717
North Carolina—0.2%
County of Mecklenburg North Carolina, GO Bonds
5.000%, due 03/01/30	70,000	93,114
State of North Carolina Public Improvement, GO Bonds,
Series B,
5.000%, due 06/01/30	300,000	401,349
		494,463
Ohio—0.0%†
City of Cleveland Airport System Revenue Bonds, (Taxable Refunding),
Series A,
2.882%, due 01/01/31	90,000	91,224

Oregon—0.0%†
Oregon State Department of Transportation Revenue Bonds, (Taxable Refunding),
Series B,
3.168%, due 11/15/38	105,000	112,972

Pennsylvania—0.0%†
Pennsylvania State University Revenue Bonds, (Taxable),
Series D,
2.840%, due 09/01/50	95,000	96,472

Texas—0.0%†
City of San Antonio Texas Electric & Gas Systems Revenue Bonds, (Taxable Refunding)
2.905%, due 02/01/48[7]	65,000	65,026
Total municipal bonds (cost—$4,283,405)		4,413,109

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Non-U.S. government agency obligations—2.1%
Argentine Republic Government International Bond
1.000%, due 07/09/29	29,232	11,985
1.750%, due 07/09/30[10]	266,126	96,471
5.000%, due 07/09/35[10]	767,563	251,377
Chile Government International Bond
3.240%, due 02/06/28[6]	130,000	144,178
Colombia Government International Bond
3.000%, due 01/30/30[6]	440,000	449,212
3.875%, due 04/25/27	570,000	614,745
4.500%, due 03/15/29	75,000	84,094
Indonesia Government International Bond
2.850%, due 02/14/30[6]	240,000	252,525
4.100%, due 04/24/28	111,000	125,777
Mexico Government International Bond
3.250%, due 04/16/30[6]	655,000	677,925
3.750%, due 01/11/28	771,000	834,607
4.125%, due 01/21/26	523,000	582,001
4.150%, due 03/28/27	226,000	251,538
4.500%, due 04/22/29[6]	460,000	520,087
Panama Government International Bond
3.160%, due 01/23/30	125,000	136,289
3.750%, due 03/16/25	250,000	273,516
3.875%, due 03/17/28	190,000	215,116
4.500%, due 04/01/56	90,000	110,925
Philippine Government International Bond
3.000%, due 02/01/28	600,000	658,374
Uruguay Government International Bond
4.375%, due 10/27/27	375,000	437,813
4.500%, due 08/14/24	85,000	92,836
Total non-U.S. government agency obligations (cost—$6,417,656)		6,821,391

U.S. government agency obligations—29.6%
FHLB
4.000%, due 09/01/28	680,000	835,961
FHLMC
3.000%, due 09/01/27	35,960	37,665
3.000%, due 07/01/28	18,463	19,338
3.000%, due 10/01/43	384,831	422,923
3.000%, due 10/01/46	1,757,605	1,898,544
3.500%, due 04/01/42	15,205	16,803
3.500%, due 08/01/42	20,309	22,302
3.500%, due 11/01/42	8,911	9,682
3.500%, due 06/01/44	7,717	8,527
3.500%, due 07/01/47	12,874	14,406

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
U.S. government agency obligations—(continued)
3.500%, due 10/01/47	68,417	77,222
3.500%, due 12/01/47	61,777	69,727
3.500%, due 01/01/48	286,368	313,454
4.000%, due 09/01/40	29,817	33,028
4.000%, due 07/01/44	28,719	31,651
4.000%, due 07/01/46	33,367	36,856
4.000%, due 08/01/46	16,670	18,414
4.000%, due 09/01/46	2,301	2,542
4.000%, due 10/01/46	5,514	6,090
4.000%, due 02/01/47	76,020	83,947
4.500%, due 07/01/47	354,468	396,681
4.500%, due 08/01/48	176,066	194,084
5.000%, due 02/01/42	473,421	545,714
5.000%, due 09/01/43	159,275	177,160
6.250%, due 07/15/32	302,000	466,605
6.750%, due 03/15/31	82,000	126,161
FNMA
2.000%, due 10/01/31	17,183	17,899
2.000%, due 11/01/31	217,665	226,759
2.000%, due 12/01/31	23,872	24,868
2.000%, due 03/01/32	149,062	155,299
2.500%, due 04/01/32	4,120,739	4,357,395
2.500%, due 10/01/50	955,003	1,018,747
2.500%, due 11/01/50	769,577	817,736
3.000%, due 07/01/29	381,705	408,935
3.000%, due 10/01/29	34,441	36,977
3.000%, due 01/01/30	219,295	234,205
3.000%, due 01/01/31	1,000,311	1,062,679
3.000%, due 09/01/31	34,545	37,131
3.000%, due 04/01/32	22,115	23,206
3.000%, due 09/01/32	414,828	449,276
3.000%, due 03/01/33	410,924	441,602
3.000%, due 09/01/37	21,779	22,816
3.000%, due 03/01/38	179,192	189,084
3.000%, due 04/01/38	78,430	82,958
3.000%, due 06/01/38	127,835	133,596
3.000%, due 03/01/47	5,192,450	5,697,058
3.000%, due 04/01/47	2,273,666	2,462,043
3.000%, due 05/01/50	135,857	147,196
3.000%, due 08/01/50	2,670,012	2,804,837
3.000%, due 09/01/50	235,305	246,632
3.500%, due 12/01/29	36,992	40,226
3.500%, due 08/01/30	162,673	176,638

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
U.S. government agency obligations—(continued)
3.500%, due 02/01/32	319,720	348,377
3.500%, due 04/01/32	800,134	882,962
3.500%, due 05/01/32	577,126	635,017
3.500%, due 05/01/39	20,946	22,194
3.500%, due 12/01/39	69,591	73,432
3.500%, due 01/01/40	259,082	274,250
3.500%, due 02/01/40	82,435	87,037
3.500%, due 04/01/42	2,512	2,728
3.500%, due 12/01/42	4,473	4,833
3.500%, due 05/01/43	6,869	7,591
3.500%, due 07/01/43	47,702	53,110
3.500%, due 11/01/43	9,066	9,803
3.500%, due 12/01/43	9,523,042	10,291,176
3.500%, due 02/01/45	5,376	5,878
3.500%, due 07/01/45	27,282	30,783
3.500%, due 08/01/45	5,202	5,685
3.500%, due 10/01/45	37,633	40,370
3.500%, due 12/01/45	28,221	31,836
3.500%, due 04/01/46	49,837	53,974
3.500%, due 06/01/46	18,063	19,747
3.500%, due 11/01/46	43,551	48,669
3.500%, due 12/01/46	78,629	86,657
3.500%, due 01/01/47	25,366	28,550
3.500%, due 02/01/47	423,596	465,673
3.500%, due 03/01/47	26,267	28,294
3.500%, due 05/01/47	252,121	277,595
3.500%, due 06/01/47	83,058	91,915
3.500%, due 07/01/47	29,432	32,763
3.500%, due 11/01/47	43,192	48,736
3.500%, due 12/01/47	59,447	67,077
3.500%, due 01/01/48	266,260	297,957
3.500%, due 02/01/50	76,765	83,163
4.000%, due 09/01/33	20,468	22,147
4.000%, due 10/01/33	279,583	301,744
4.000%, due 11/01/33	381,800	414,035
4.000%, due 01/01/42	508,125	560,505
4.000%, due 02/01/42	2,276,678	2,509,279
4.000%, due 03/01/43	35,511	39,460
4.000%, due 10/01/43	110,544	121,290
4.000%, due 07/01/46	1,107,689	1,211,529
4.000%, due 11/01/46	28,587	32,669
4.000%, due 05/01/47	47,606	52,542
4.000%, due 07/01/47	169,452	183,874

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
U.S. government agency obligations—(continued)
4.000%, due 08/01/47	97,254	107,371
4.000%, due 02/01/48	21,591	23,804
4.000%, due 04/01/48	52,979	60,212
4.500%, due 04/01/41	2,496,403	2,790,049
4.500%, due 11/01/45	11,220	12,855
4.500%, due 12/01/45	54,256	60,737
4.500%, due 07/01/46	125,578	144,964
4.500%, due 10/01/47	38,793	44,435
4.500%, due 12/01/47	81,091	90,140
4.500%, due 05/01/48	560,565	622,843
5.000%, due 09/01/31	268,845	302,684
5.000%, due 01/01/44	71,458	80,543
5.000%, due 03/01/44	152,369	171,740
GNMA
3.000%, due 02/15/45	90,462	93,875
3.000%, due 04/20/45	197,801	210,100
3.000%, due 07/20/45	30,901	32,770
3.000%, due 10/20/45	55,370	58,356
3.000%, due 04/20/46	145,461	153,492
3.000%, due 05/20/46	13,346	14,085
3.000%, due 06/20/46	172,215	182,140
3.000%, due 07/20/46	380,346	401,308
3.000%, due 08/20/46	15,599	16,462
3.000%, due 09/20/46	705,946	747,654
3.000%, due 10/20/46	45,740	48,387
3.000%, due 11/20/46	236,876	249,965
3.000%, due 12/20/46	645,992	681,578
3.000%, due 01/20/47	181,982	192,056
3.000%, due 07/20/50	1,895,289	1,993,186
3.000%, due 08/20/50	706,451	743,352
3.000%, due 09/20/50	398,502	417,338
3.500%, due 04/20/43	58,513	63,545
3.500%, due 05/20/43	58,259	63,397
3.500%, due 05/20/45	286,574	307,611
3.500%, due 03/20/46	2,801,909	3,003,283
3.500%, due 04/20/46	1,859,385	1,995,384
3.500%, due 05/20/46	347,791	372,407
3.500%, due 07/20/46	131,425	141,057
4.000%, due 04/20/39	3,371	3,723
4.000%, due 04/20/42	66,457	73,794
4.000%, due 08/20/44	531,522	579,777
4.000%, due 06/15/47	21,113	22,399
4.000%, due 06/20/47	570,437	616,176

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
U.S. government agency obligations—(concluded)
4.000%, due 09/15/47	38,011	40,448
4.000%, due 10/15/47	149,002	158,541
4.000%, due 11/15/47	28,851	31,246
4.000%, due 12/15/47	85,317	90,869
4.000%, due 01/15/48	173,316	184,383
4.000%, due 05/20/50	404,702	431,619
4.500%, due 07/20/40	6,636	7,386
4.500%, due 08/20/40	6,274	6,982
4.500%, due 09/20/40	11,431	12,658
4.500%, due 10/20/40	11,456	12,750
4.500%, due 06/20/44	327,663	365,129
4.500%, due 03/15/47	25,059	27,803
4.500%, due 04/15/47	75,052	84,170
4.500%, due 05/15/47	23,237	26,123
4.500%, due 09/20/48	110,788	120,818
4.500%, due 03/20/49	173,270	186,428
4.500%, due 03/20/50	270,384	289,558
4.500%, due 04/20/50	410,211	440,455
GNMA TBA
2.000%	387,000	401,649
2.500%	2,978,000	3,117,062
3.000%	1,368,500	1,428,064
3.500%	388,200	409,210
4.000%	846,500	900,388
4.500%	475,000	509,567
5.000%	426,000	466,187
UMBS TBA
2.000%	3,561,000	3,678,409
4.000% [11]	7,153,000	7,644,769
UMBS TBA
2.000%	1,468,000	1,512,183
2.500% [11]	2,452,000	2,554,418
3.000% [11]	6,927,000	7,239,966
3.500% [11]	19,261	20,346
4.500%	343,000	370,909
Total U.S. government agency obligations (cost—$94,369,719)		97,829,718

U.S. Treasury obligations—20.4%
U.S. Treasury Bonds
1.125%, due 08/15/40[7]	5,380,000	5,095,869
1.250%, due 05/15/50	2,965,000	2,676,839
1.375%, due 08/15/50	4,430,000	4,129,591
2.000%, due 02/15/50	955,000	1,033,787

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
U.S. Treasury obligations—(concluded)
2.250%, due 08/15/49	45,000	51,337
2.875%, due 05/15/49	605,000	778,938
3.000%, due 11/15/45	660,000	857,175
3.000%, due 02/15/47	6,234,000	8,136,831
3.000%, due 02/15/48	1,030,000	1,348,817
3.000%, due 08/15/48	695,000	912,160
3.000%, due 02/15/49	275,000	361,732
3.125%, due 11/15/41	3,015,000	3,947,295
3.625%, due 08/15/43	980,000	1,384,939
3.625%, due 02/15/44	2,595,000	3,675,980
4.375%, due 02/15/38	315,000	471,257
4.750%, due 02/15/37	2,175,000	3,335,906
U.S. Treasury Inflation Index Bonds (TIPS)
0.250%, due 02/15/50	25,428	29,031
1.000%, due 02/15/48	226,591	303,726
U.S. Treasury Inflation Index Notes (TIPS)
0.125%, due 04/15/25	1,730,595	1,829,000
U.S. Treasury Notes
0.125%, due 08/15/23	590,000	588,894
0.250%, due 05/31/25	490,000	487,952
0.250%, due 06/30/25	1,015,000	1,010,163
0.250%, due 07/31/25	2,685,000	2,670,841
0.250%, due 09/30/25	3,375,000	3,354,170
0.250%, due 10/31/25[7]	1,480,000	1,470,172
0.375%, due 04/30/25	2,070,800	2,074,359
0.375%, due 07/31/27	7,855,000	7,728,277
0.625%, due 05/15/30	7,150,000	6,998,062
0.625%, due 08/15/30	500,000	488,359
Total U.S. Treasury obligations (cost—$62,820,178)		67,231,459

Number of shares
Short-term investments—6.6%
Investment companies—6.6%
State Street Institutional U.S. Government Money Market Fund, 0.03%[13] (cost—$21,758,497)	21,758,497	21,758,497

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—2.9%
Money market funds—2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%[12]
(cost — $9,616,438)	9,616,438	9,616,438

	Number of contracts	Notional amount
Options purchased—0.0%†
Call options—0.0%†
90-Day Eurodollar Futures, strike @ $99.75, expires 12/13/21	134	EUR	33,416,250	25,125

Put options—0.0%†
U.S. Bond Future Option Futures, strike @ $172 expires 11/20/20	6,000	USD	1,032,000	13,219
U.S. Treasury Note 10 Year Futures, strike @ $138, expires 11/20/20	45,000	USD	6,210,000	28,125
U.S. Treasury Note 10 Year Futures, strike @ $139.5, expires 11/20/20	45,000	USD	6,277,500	68,203
Total				109,547
Total options purchased (cost—$78,151)				134,672

Swaptions purchased—0.4%
Call swaptions—0.3%
3 Month USD LIBOR Interest Rate Swap, strike @ 0.390% expires 05/22/23 (Counterparty: BOA; pay floating rate); underlying swap terminates 05/24/24	3,850,000	USD	3,850,000	6,995
3 Month USD LIBOR Interest Rate Swap, strike @ 0.890% expires 04/30/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 05/02/35	440,000	USD	440,000	11,827
3 Month USD LIBOR Interest Rate Swap, strike @ 1.283% expires 06/04/25 (Counterparty: GS; pay floating rate); underlying swap terminates 06/06/35	310,000	USD	310,000	12,757
3 Month USD LIBOR Interest Rate Swap, strike @ 1.420% expires 06/04/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 06/06/35	310,000	USD	310,000	14,632
3 Month USD LIBOR Interest Rate Swap, strike @ 1.465% expires 08/16/21 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/18/31	1,220,000	USD	1,220,000	63,836
3 Month USD LIBOR Interest Rate Swap, strike @ 1.495% expires 02/25/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/27/35	680,000	USD	680,000	34,433

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Swaptions purchased—(continued)
Call swaptions—(concluded)
3 Month USD LIBOR Interest Rate Swap, strike @ 1.772% expires 11/05/24 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 11/07/25	6,610,000	USD	6,610,000	68,654
3 Month USD LIBOR Interest Rate Swap, strike @ 2.730% expires 12/07/27 (Counterparty: BOA; pay floating rate); underlying swap terminates 12/09/37	1,050,000	USD	1,050,000	131,382
3 Month USD LIBOR Interest Rate Swap, strike @ 2.860% expires 02/22/39 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 02/24/49	290,000	USD	290,000	40,139
3 Month USD LIBOR Interest Rate Swap, strike @ 2.950% expires 03/12/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/14/34	1,090,000	USD	1,090,000	173,306
3 Month USD LIBOR Interest Rate Swap, strike @ 2.980% expires 03/07/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/11/24	1,086,500	USD	1,086,500	175,757
3 Month USD LIBOR Interest Rate Swap, strike @ 2.985% expires 04/27/38 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/29/48	315,000	USD	315,000	45,869
3 Month USD LIBOR Interest Rate Swap, strike @ 3.040% expires 01/11/29 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/16/39	320,000	USD	320,000	46,764
3 Month USD LIBOR Interest Rate Swap, strike @ 3.053% expires 01/10/29 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/12/39	320,000	USD	320,000	47,039
3 Month USD LIBOR Interest Rate Swap, strike @ 3.083% expires 01/29/29 (Counterparty: GS; pay floating rate); underlying swap terminates 01/31/39	320,000	USD	320,000	47,746
5 Year Constant Maturity Swaps, strike @ 0.300% expires 02/14/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/14/22	21,650,000	USD	21,650,000	112,961
6 Month EURIBOR Interest Rate Swap, strike @ 0.780% expires 04/16/21 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/20/41	36,200,000	JPY	36,200,000	33,863
Total				1,067,960

Put swaptions—0.1%
3 Month USD LIBOR Interest Rate Swap, strike @ 0.890% expires 04/30/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 05/02/35	440,000	USD	440,000	35,184
3 Month USD LIBOR Interest Rate Swap, strike @ 0.900% expires 11/30/20 (Counterparty: GS; pay floating rate); underlying swap terminates 12/02/30	1,400,000	USD	1,400,000	11,692
3 Month USD LIBOR Interest Rate Swap, strike @ 0.950% expires 12/21/20 (Counterparty: GS; pay floating rate); underlying swap terminates 12/23/30	1,200,000	USD	1,200,000	10,799
3 Month USD LIBOR Interest Rate Swap, strike @ 1.283% expires 06/04/25 (Counterparty: GS; pay floating rate); underlying swap terminates 06/06/35	310,000	USD	310,000	18,042

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2020 (unaudited)

Swaptions purchased—(continued)
Put swaptions—(continued)
3 Month USD LIBOR Interest Rate Swap, strike @ 1.420% expires 06/04/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 06/06/35	310,000	USD	310,000	15,929
3 Month USD LIBOR Interest Rate Swap, strike @ 1.465% expires 08/16/21 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/18/31	1,220,000	USD	1,220,000	9,182
3 Month USD LIBOR Interest Rate Swap, strike @ 1.495% expires 02/25/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/27/35	680,000	USD	680,000	31,000
3 Month USD LIBOR Interest Rate Swap, strike @ 1.772% expires 11/05/24 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 11/07/25	6,610,000	USD	6,610,000	6,634
3 Month USD LIBOR Interest Rate Swap, strike @ 2.250% expires 08/02/22 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 08/04/32	1,170,000	USD	1,170,000	6,342
3 Month USD LIBOR Interest Rate Swap, strike @ 2.250% expires 08/08/22 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 08/10/32	1,190,000	USD	1,190,000	6,549
3 Month USD LIBOR Interest Rate Swap, strike @ 2.500% expires 06/13/24 (Counterparty: GS; pay floating rate); underlying swap terminates 06/17/34	1,150,000	USD	1,150,000	14,214
3 Month USD LIBOR Interest Rate Swap, strike @ 2.500% expires 06/20/24 (Counterparty: GS; pay floating rate); underlying swap terminates 06/24/34	1,150,000	USD	1,150,000	14,330
3 Month USD LIBOR Interest Rate Swap, strike @ 2.730% expires 12/07/27 (Counterparty: BOA; pay floating rate); underlying swap terminates 12/09/37	1,050,000	USD	1,050,000	24,370
3 Month USD LIBOR Interest Rate Swap, strike @ 2.850% expires 05/09/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 05/11/52	1,430,000	USD	1,430,000	11,200
3 Month USD LIBOR Interest Rate Swap, strike @ 2.860% expires 02/22/39 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 02/24/49	290,000	USD	290,000	9,968
3 Month USD LIBOR Interest Rate Swap, strike @ 2.950% expires 03/12/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/14/34	1,090,000	USD	1,090,000	7,059
3 Month USD LIBOR Interest Rate Swap, strike @ 2.980% expires 03/07/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/11/34	1,086,500	USD	1,086,500	6,760
3 Month USD LIBOR Interest Rate Swap, strike @ 2.985% expires 04/27/38 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/29/48	315,000	USD	315,000	10,044
3 Month USD LIBOR Interest Rate Swap, strike @ 3.040% expires 01/11/29 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/16/39	320,000	USD	320,000	6,619
3 Month USD LIBOR Interest Rate Swap, strike @ 3.053% expires 01/10/29 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/12/39	320,000	USD	320,000	6,547

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2020 (unaudited)

Swaptions purchased—(concluded)
Put swaptions—(concluded)
3 Month USD LIBOR Interest Rate Swap, strike @ 3.083% expires 01/29/29 (Counterparty: GS; pay floating rate); underlying swap terminates 01/31/39	320,000	USD	320,000	6,429
3 Month USD LIBOR Interest Rate Swap, strike @ 3.800% expires 06/07/21 (Counterparty: GS; pay floating rate); underlying swap terminates 06/09/51	1,230,000	USD	1,230,000	146
6 Month EURIBOR Interest Rate Swap, strike @ 0.780% expires 04/16/21 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/20/41	36,200,000	JPY	36,200,000	99
Total				269,138
Total swaptions purchased (cost—$1,219,310)				1,337,098
Total investments before investments sold short (cost—$360,586,414)[13]—113.4%				374,695,119

	Face amount ($)	Value ($)
Investments sold short—(5.0)%
U.S. government agency obligations—(5.0)%[1]
UMBS TBA
2.500%	(5,946,000)	(6,182,453)
3.000%	(7,744,852)	(8,094,760)
3.500%	(1,285,713)	(1,358,212)
4.000%	(657,000)	(699,346)
Total investments sold short (proceeds—$16,378,194)		(16,334,771)
Liabilities in excess of other assets—(8.4)%		(27,839,535)
Net assets—100.0%		$330,520,813

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Options written

Notional amount		Number of contracts	Call options	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	8,500,000	34	90-Day Eurodollar Futures, strike @ 100.00	12/13/21	5,470	(2,338)	3,132

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2020 (unaudited)

Options written—(concluded)

Put options written—(concluded)

Notional amount		Number of contracts	Put options	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	16,646,150	67	Eurodollar 1 Year Mid-Curve Options, strike @ 99.38	12/13/21	29,203	(67,837)	(38,634)
USD	6,232,500	45,000	U.S. Treasury Note 10 Year Futures, strike @ 138.50	11/20/20	18,132	(35,860)	(17,728)
USD	6,255,000	45,000	U.S. Treasury Note 10 Year Futures, strike @ 139.00	11/20/20	24,650	(53,437)	(28,787)
Total					71,985	(157,134)	(85,149)
Total options written					77,455	(159,472)	(82,017)

Swaptions written

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	6,610	6,610,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.37%, terminating 03/19/22	BOA	Receive	03/17/21	10,906	(10,646)	260
USD	630	630,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.45%, terminating 10/04/31	BOA	Receive	09/30/21	6,048	(3,333)	2,715
USD	2,190	2,190,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.61%, terminating 04/12/24	BOA	Receive	04/06/23	8,103	(6,524)	1,579
USD	1,200	1,200,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.65%, terminating 12/23/30	GS	Receive	12/21/20	4,560	(2,939)	1,621
USD	680	680,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.67%, terminating 07/16/31	BOA	Receive	07/14/21	17,374	(5,597)	11,777
USD	3,850	3,850,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.69%, terminating 04/13/24	JPMCB	Receive	04/11/23	14,822	(13,505)	1,317
USD	670	670,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.69%, terminating 05/17/31	GS	Receive	05/13/21	17,060	(4,987)	12,073
USD	320	320,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.72%, terminating 04/20/31	BOA	Receive	04/16/21	8,832	(2,440)	6,392
USD	670	670,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.72%, terminating 07/01/31	GS	Receive	06/29/21	17,512	(6,207)	11,305
USD	1,040	1,040,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.74%, terminating 04/21/31	BOA	Receive	04/19/21	28,860	(8,710)	20,150
USD	690	690,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.74%, terminating 05/04/32	BOA	Receive	04/29/22	23,874	(10,283)	13,591

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2020 (unaudited)

Swaptions written—(continued)

Call swaptions written—(concluded)

USD	670	670,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.74%, terminating 06/29/31	BOA	Receive	06/25/21	17,621	(6,691)	10,930
USD	1,330	1,330,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.75%, terminating 06/04/31	BOA	Receive	06/02/21	33,350	(12,730)	20,620
USD	252	252,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.93%, terminating 10/08/31	GS	Receive	10/06/21	6,073	(4,717)	1,356
USD	535	535,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.06%, terminating 10/13/32	GS	Receive	10/11/22	18,003	(15,237)	2,766
USD	3,500	3,500,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.51%, terminating 12/16/22	BOA	Receive	12/14/20	16,713	(88,020)	(71,307)
USD	3,498	3,497,500	3 Month USD LIBOR Interest Rate Swap strike @ 1.54%, terminating 12/15/22	GS	Receive	12/11/20	16,701	(90,062)	(73,361)
USD	6,610	6,610,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.58%, terminating 11/09/21	JPMCB	Receive	11/05/20	15,633	(90,651)	(75,018)
USD	1,490	1,490,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.73%, terminating 11/23/30	BOA	Receive	11/19/20	35,909	(121,218)	(85,309)
USD	1,630	1,629,500	3 Month USD LIBOR Interest Rate Swap strike @ 2.78%, terminating 03/10/31	BOA	Receive	03/08/21	48,922	(292,473)	(243,551)
USD	870	870,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.05%, terminating 03/14/39	BOA	Receive	03/12/29	46,154	(127,570)	(81,416)
USD	10,825	10,825,000	5 Year Constant Maturity Swaps strike @ 0.55%, terminating 02/14/22	JPMCB	Receive	02/14/22	8,768	(35,370)	(26,602)
USD	10,825	10,825,000	5 Year Constant Maturity Swaps strike @ 0.55%, terminating 02/14/22	GS	Receive	02/14/22	11,231	(35,370)	(24,139)
EUR	1,690	1,690,000	6 Month EURIBOR Interest Rate Swap strike @ 0.02%, terminating 04/11/27	BOA	Receive	04/07/22	22,899	(43,649)	(20,750)
EUR	760	760,000	6 Month EURIBOR Interest Rate Swap strike @ 0.04%, terminating 09/15/27	BOA	Receive	09/13/22	12,206	(18,620)	(6,414)
EUR	755	755,000	6 Month EURIBOR Interest Rate Swap strike @ 0.11%, terminating 09/14/27	BOA	Receive	09/12/22	11,570	(16,130)	(4,560)
EUR	1,460	1,460,000	6 Month EURIBOR Interest Rate Swap strike @ 0.12%, terminating 04/06/27	BOA	Receive	04/04/22	19,768	(30,802)	(11,034)
Total							499,472	(1,104,481)	(605,009)

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2020 (unaudited)

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	1,980	1,980,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.60%, terminating 09/07/26	BOA	Pay	09/03/21	10,098	(14,919)	(4,821)
USD	2,190	2,190,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.61%, terminating 04/12/24	BOA	Pay	04/06/23	8,103	(3,021)	5,082
USD	680	680,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.67%, terminating 07/16/31	BOA	Pay	07/14/21	17,374	(27,238)	(9,864)
USD	3,850	3,850,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.69%, terminating 04/13/24	JPMCB	Pay	04/11/23	14,823	(4,463)	10,360
USD	670	670,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.69%, terminating 05/17/31	GS	Pay	05/13/21	17,060	(23,546)	(6,486)
USD	320	320,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.72%, terminating 04/20/31	BOA	Pay	04/16/21	8,832	(9,960)	(1,128)
USD	670	670,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.72%, terminating 07/01/31	GS	Pay	06/29/21	17,512	(23,895)	(6,383)
USD	1,040	1,040,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.74%, terminating 04/21/31	BOA	Pay	04/19/21	28,860	(30,631)	(1,771)
USD	690	690,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.74%, terminating 05/04/32	BOA	Pay	04/29/22	23,874	(34,648)	(10,774)
USD	670	670,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.74%, terminating 06/29/31	BOA	Pay	06/25/21	17,621	(22,563)	(4,942)
USD	1,330	1,330,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.75%, terminating 06/04/31	BOA	Pay	06/02/21	33,350	(42,482)	(9,132)
USD	252	252,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.93%, terminating 10/08/31	GS	Pay	10/06/21	6,073	(7,035)	(962)
USD	580	580,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.95%, terminating 08/06/31	BOA	Pay	08/04/21	6,394	(13,650)	(7,256)
USD	630	630,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.95%, terminating 08/09/31	BOA	Pay	08/05/21	7,308	(14,913)	(7,605)
USD	2,850	2,850,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.00%, terminating 06/03/31	BOA	Pay	06/01/21	42,964	(50,263)	(7,299)
USD	660	660,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.05%, terminating 06/15/31	BOA	Pay	06/11/21	9,735	(10,669)	(934)

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Swaptions written—(continued)

Put swaptions written—(continued)

USD	535	535,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.06%, terminating 10/13/32	GS	Pay	10/11/22	18,003	(20,500)	(2,497)
USD	410	410,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.10%, terminating 07/16/31	BOA	Pay	07/14/21	4,325	(6,476)	(2,151)
USD	420	420,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.10%, terminating 07/20/31	JPMCB	Pay	07/16/21	4,158	(6,704)	(2,546)
USD	380	380,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.15%, terminating 01/12/32	BOA	Pay	01/10/22	5,738	(8,415)	(2,677)
USD	1,260	1,260,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.45%, terminating 10/04/31	BOA	Pay	09/30/21	9,074	(11,617)	(2,543)
USD	3,500	3,500,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.51%, terminating 12/16/22	BOA	Pay	12/14/20	16,713	(1)	16,712
USD	3,498	3,497,500	3 Month USD LIBOR Interest Rate Swap strike @ 1.54%, terminating 12/15/22	GS	Pay	12/11/20	16,701	(1)	16,700
USD	6,610	6,610,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.58%, terminating 11/09/21	JPMCB	Pay	11/05/20	15,633	(1)	15,632
USD	750	750,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.60%, terminating 03/02/32	BOA	Pay	02/28/22	13,687	(8,053)	5,634
USD	750	750,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.60%, terminating 03/07/32	BOA	Pay	03/03/22	13,350	(8,155)	5,195
USD	1,185	1,185,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.60%, terminating 03/08/32	GS	Pay	03/04/22	20,145	(12,924)	7,221
USD	743	743,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.60%, terminating 03/08/32	BOA	Pay	03/04/22	12,259	(8,103)	4,156
USD	750	750,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.63%, terminating 11/04/30	BOA	Pay	11/02/20	18,281	—	18,281
USD	750	750,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.64%, terminating 11/04/30	JPMCB	Pay	11/02/20	18,094	—	18,094
USD	1,490	1,490,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.73%, terminating 11/23/30	BOA	Pay	11/19/20	35,909	(88)	35,821
USD	800	800,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.85%, terminating 02/24/32	BOA	Pay	02/22/22	14,080	(5,347)	8,733

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Swaptions written—(continued)

Put swaptions written—(continued)

USD	800	800,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.85%, terminating 02/24/32	BOA	Pay	02/22/22	13,680	(5,347)	8,333
USD	1,100	1,100,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.95%, terminating 02/01/32	BOA	Pay	01/28/22	25,713	(5,677)	20,036
USD	7,190	7,190,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.00%, terminating 12/01/22	JPMCB	Pay	11/27/20	9,347	(1)	9,346
USD	1,110	1,110,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.10%, terminating 01/10/32	BOA	Pay	01/06/22	25,461	(4,011)	21,450
USD	1,090	1,090,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.15%, terminating 01/12/32	BOA	Pay	01/10/22	25,424	(3,628)	21,796
USD	18,330	18,330,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.15%, terminating 06/01/22	BOA	Pay	05/27/21	50,866	(2)	50,864
USD	1,220	1,220,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.25%, terminating 08/22/34	BOA	Pay	08/20/24	36,173	(21,599)	14,574
USD	13,480	13,480,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.35%, terminating 05/19/22	GS	Pay	05/17/21	27,634	(1)	27,633
USD	22,730	22,730,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.40%, terminating 06/03/22	BOA	Pay	06/01/21	40,573	(2)	40,571
USD	3,130	3,130,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.75%, terminating 05/11/32	BOA	Pay	05/09/22	92,405	(5,965)	86,440
USD	1,170	1,170,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.75%, terminating 08/04/32	JPMCB	Pay	08/02/22	16,029	(2,957)	13,072
USD	1,190	1,190,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.75%, terminating 08/10/32	JPMCB	Pay	08/08/22	14,339	(3,060)	11,279
USD	1,630	1,629,500	3 Month USD LIBOR Interest Rate Swap strike @ 2.78%, terminating 03/10/31	BOA	Pay	03/08/21	49,513	(80)	49,433
USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.00%, terminating 06/17/34	GS	Pay	06/13/24	31,407	(8,008)	23,399
USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.00%, terminating 06/24/34	GS	Pay	06/20/24	28,663	(8,083)	20,580
USD	870	870,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.05%, terminating 03/14/39	BOA	Pay	03/12/29	46,154	(18,178)	27,976

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Swaptions written—(continued)

Put swaptions written—(continued)

USD	1,170	1,170,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.25%, terminating 08/04/32	JPMCB	Pay	08/02/22	7,663	(1,461)	6,202
USD	1,190	1,190,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.25%, terminating 08/10/32	JPMCB	Pay	08/08/22	7,080	(1,515)	5,565
USD	4,590	4,590,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.25%, terminating 12/31/22	GS	Pay	12/29/20	16,639	(1)	16,638
USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.50%, terminating 06/17/34	GS	Pay	06/13/24	18,819	(4,625)	14,194
USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.50%, terminating 06/24/34	GS	Pay	06/20/24	17,279	(4,672)	12,607
USD	2,600	2,600,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.87%, terminating 06/09/31	GS	Pay	06/07/21	50,575	(31)	50,544
EUR	1,290	1,290,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 06/16/23	BOA	Pay	06/14/21	3,563	(109)	3,454
EUR	1,250	1,250,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 06/16/23	BOA	Pay	06/14/21	3,457	(106)	3,351
EUR	1,290	1,290,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 06/22/23	GS	Pay	06/18/21	2,989	(113)	2,876
EUR	1,510	1,510,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 06/23/23	GS	Pay	06/21/21	3,663	(134)	3,529
EUR	1,400	1,400,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 06/29/23	BOA	Pay	06/25/21	3,342	(129)	3,213
EUR	1,500	1,500,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 07/05/23	JPMCB	Pay	07/01/21	3,047	(143)	2,904
EUR	1,520	1,520,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 07/21/23	GS	Pay	07/19/21	2,862	(161)	2,701
EUR	1,690	1,690,000	6 Month EURIBOR Interest Rate Swap strike @ 0.02%, terminating 04/11/27	BOA	Pay	04/07/22	22,899	(4,802)	18,097
EUR	760	760,000	6 Month EURIBOR Interest Rate Swap strike @ 0.04%, terminating 09/15/27	BOA	Pay	09/13/22	12,206	(3,742)	8,464
EUR	2,840	2,840,000	6 Month EURIBOR Interest Rate Swap strike @ 0.05%, terminating 06/14/23	BOA	Pay	06/10/21	7,313	(209)	7,104

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Swaptions written—(concluded)

Put swaptions written—(concluded)

EUR	1,460	1,460,000	6 Month EURIBOR Interest Rate Swap strike @ 0.05%, terminating 07/06/23	JPMCB	Pay	07/02/21	3,046	(163)	2,883
EUR	1,840	1,840,000	6 Month EURIBOR Interest Rate Swap strike @ 0.08%, terminating 06/03/23	BOA	Pay	06/01/21	5,511	(118)	5,393
EUR	5,550	5,550,000	6 Month EURIBOR Interest Rate Swap strike @ 0.10%, terminating 03/31/23	GS	Pay	03/29/21	20,872	(198)	20,674
EUR	4,290	4,290,000	6 Month EURIBOR Interest Rate Swap strike @ 0.10%, terminating 04/14/23	GS	Pay	04/12/21	14,310	(173)	14,137
EUR	2,778	2,777,600	6 Month EURIBOR Interest Rate Swap strike @ 0.11%, terminating 06/01/23	GS	Pay	05/28/21	7,816	(164)	7,652
EUR	755	755,000	6 Month EURIBOR Interest Rate Swap strike @ 0.11%, terminating 09/14/27	BOA	Pay	09/12/22	11,570	(4,421)	7,149
EUR	1,460	1,460,000	6 Month EURIBOR Interest Rate Swap strike @ 0.12%, terminating 04/06/27	BOA	Pay	04/04/22	19,768	(5,470)	14,298
EUR	8,560	8,560,000	6 Month EURIBOR Interest Rate Swap strike @ 0.12%, terminating 04/12/23	GS	Pay	04/08/21	32,104	(324)	31,780
EUR	4,250	4,250,000	6 Month EURIBOR Interest Rate Swap strike @ 0.15%, terminating 04/21/23	GS	Pay	04/19/21	15,273	(169)	15,104
EUR	3,450	3,450,000	6 Month EURIBOR Interest Rate Swap strike @ 0.15%, terminating 08/11/23	GS	Pay	08/09/21	5,102	(685)	4,417
EUR	1,940	1,940,000	6 Month EURIBOR Interest Rate Swap strike @ 0.15%, terminating 08/11/23	BOA	Pay	08/09/21	2,880	(386)	2,494
EUR	4,290	4,290,000	6 Month EURIBOR Interest Rate Swap strike @ 0.16%, terminating 04/14/23	GS	Pay	04/12/21	14,444	(157)	14,287
EUR	6,270	6,270,000	6 Month EURIBOR Interest Rate Swap strike @ 0.25%, terminating 09/07/23	BOA	Pay	09/03/21	11,072	(2,231)	8,841
Total							1,386,676	(553,492)	833,184
Total swaptions written							1,886,148	(1,657,973)	228,175

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Interest rate futures buy contracts:
7	EUR	Italian Government Bond Futures	December 2020	1,186,365	1,219,540	33,175

U.S. Treasury futures buy contracts:
235	USD	U.S. Treasury Note 2 Year Futures	December 2020	51,903,589	51,898,281	(5,308)
104	USD	U.S. Treasury Note 5 Year Futures	December 2020	13,091,256	13,062,563	(28,693)
Total				66,181,210	66,180,384	(826)

Interest rate futures sell contracts:
29	EUR	German Euro BOBL Futures	December 2020	(4,564,331)	(4,588,989)	(24,658)
17	EUR	German Euro Bund Futures	December 2020	(3,440,129)	(3,487,603)	(47,474)
10	EUR	German Euro Buxl 30 Year Futures	December 2020	(2,539,395)	(2,664,254)	(124,859)
27	EUR	German Euro Schatz Futures	December 2020	(3,529,897)	(3,536,524)	(6,627)

U.S. Treasury futures sell contracts:
105	USD	U.S. Treasury Note 10 Year Futures	December 2020	(14,612,437)	(14,512,969)	99,468
2	USD	U.S. Ultra Long Treasury Bond Futures	December 2020	(446,622)	(430,000)	16,622
85	USD	U.S. Ultra Treasury Note 10 Year Futures	December 2020	(13,523,627)	(13,368,906)	154,721
Total				(42,656,438)	(42,589,245)	67,193

Net unrealized appreciation (depreciation)						66,367

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[15]	Payments received by the Portfolio(%)[15]	Value($)	Unrealized appreciation (depreciation)($)
GBP	1,060	10/15/23	Maturity	3.413	12 Month UK RPI	(389,673)	(25,514)
GBP	1,230	10/15/23	Maturity	3.450	12 Month UK RPI	(1,759,565)	(81,562)
USD	2,010	10/30/28	Maturity	2.249	12 Month US CPI	(12,765)	(12,789)
USD	3,560	02/07/25	Quarterly	2.572	3 Month USD LIBOR	1,754,406	76,391
JPY	9,730	02/08/34	Semi-Annual	0.336	6 Month USD LIBOR	(93)	(93)
JPY	5,530	03/21/44	Semi-Annual	0.715	6 Month USD LIBOR	(8,648)	(8,661)
USD	2,120	04/27/25	Quarterly	2.350	3 Month USD LIBOR	(8,765)	(8,778)
USD	7,060	06/02/22	Quarterly	1.870	3 Month USD LIBOR	—	(2)

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[15]	Payments received by the Portfolio(%)[15]	Value($)	Unrealized appreciation (depreciation)($)
USD	6,670	06/15/21	Quarterly	1.770	3 Month USD LIBOR	8,902	8,839
JPY	7,900	06/17/39	Semi-Annual	0.295	6 Month USD LIBOR	2,356	2,349
USD	180	07/05/49	Quarterly	2.378	3 Month USD LIBOR	5,460	5,434
EUR	4,430	07/26/23	Semi-Annual	0.290	6 Month EURIBOR	(4,137)	(4,137)
EUR	3,850	07/25/23	Semi-Annual	0.300	6 Month EURIBOR	(2,333)	(2,343)
JPY	5,850	08/08/39	Semi-Annual	0.167	6 Month USD LIBOR	(1,801)	(1,801)
USD	160	08/16/49	Quarterly	1.709	3 Month USD LIBOR	(1,903)	(1,903)
USD	130	08/17/49	Quarterly	1.667	3 Month USD LIBOR	(11,461)	(11,500)
USD	375	08/22/34	Quarterly	1.645	3 Month USD LIBOR	(9,249)	(9,269)
JPY	3,020	08/28/44	Semi-Annual	0.201	6 Month USD LIBOR	(755)	(755)
USD	1,750	03/30/21	Quarterly	1.560	3 Month USD LIBOR	(312)	(312)
USD	380	10/21/34	Quarterly	1.907	3 Month USD LIBOR	(486)	(486)
USD	380	10/22/34	Quarterly	1.933	3 Month USD LIBOR	5,091	5,069
USD	175	10/23/34	Quarterly	1.976	3 Month USD LIBOR	(10,670)	(10,690)
USD	220	10/23/39	Quarterly	2.098	3 Month USD LIBOR	1,352	1,340
USD	410	11/07/34	Quarterly	1.998	3 Month USD LIBOR	(3,008)	(3,008)
EUR	330	11/11/24	Semi-Annual	0.173	6 Month EURIBOR	(8,130)	(8,130)
EUR	330	11/11/24	Annual	6 Month EURIBOR	0.173	(7,638)	(7,653)
USD	410	11/12/34	Quarterly	2.111	3 Month USD LIBOR	(2,676)	(2,676)
USD	450	11/15/39	Quarterly	2.137	3 Month USD LIBOR	(183)	(183)
EUR	1,450	12/13/23	Semi-Annual	0.167	6 Month EURIBOR	—	17
EUR	1,450	12/13/23	Annual	6 Month EURIBOR	0.166	1,145,869	80,091
EUR	1,510	12/16/21	Semi-Annual	0.450	6 Month EURIBOR	4,730	4,715
EUR	1,510	12/16/21	Annual	6 Month EURIBOR	0.450	(1,141,358)	(75,612)
EUR	75	03/18/25	Annual	0.175	6 Month EURIBOR	3,624	3,609
EUR	75	03/18/25	Annual	6 Month EURIBOR	0.175	2,248	2,239
EUR	760	01/03/24	Annual	6 Month EURIBOR	0.056	4,738	4,723
EUR	760	01/03/24	Semi-Annual	0.050	6 Month EURIBOR	(1,074)	(1,074)
EUR	760	01/03/24	Annual	6 Month EURIBOR	0.050	(1,576)	(1,584)
EUR	630	01/16/30	Semi-Annual	0.185	6 Month EURIBOR	(1,561)	(1,561)
EUR	630	01/16/30	Annual	6 Month EURIBOR	0.185	31,691	31,671
JPY	4,450	01/30/45	Semi-Annual	0.371	6 Month USD LIBOR	1,807	1,785
USD	680	09/08/25	Quarterly	0.820	3 Month USD LIBOR	5,226	5,197
EUR	1,620	06/19/22	Semi-Annual	1.000	6 Month EURIBOR	2,307	2,294
EUR	1,620	06/19/22	Annual	6 Month EURIBOR	0.378	—	4
EUR	770	03/20/22	Semi-Annual	1.000	6 Month EURIBOR	—	(9)
EUR	770	03/20/22	Annual	6 Month EURIBOR	0.354	268,979	(3,403)
EUR	770	03/20/22	Semi-Annual	1.000	6 Month EURIBOR	1,550	1,538
EUR	770	03/20/22	Annual	6 Month EURIBOR	0.335	2,366	2,340
EUR	3,120	03/23/22	Semi-Annual	1.000	6 Month EURIBOR	(267,870)	4,584
EUR	3,120	03/23/22	Annual	6 Month EURIBOR	0.298	763	851

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[15]	Payments received by the Portfolio(%)[15]	Value($)	Unrealized appreciation (depreciation)($)
EUR	1,510	09/22/22	Semi-Annual	1.000	6 Month EURIBOR	1,756	1,744
EUR	1,510	09/22/22	Annual	6 Month EURIBOR	0.257	(134)	(134)
EUR	3,145	03/24/23	Semi-Annual	1.000	6 Month EURIBOR	8,115	8,089
EUR	3,145	03/24/23	Annual	6 Month EURIBOR	0.169	—	90
EUR	3,145	03/24/23	Semi-Annual	1.000	6 Month EURIBOR	—	(1)
EUR	3,145	03/24/23	Annual	6 Month EURIBOR	0.175	(1,894)	(1,901)
EUR	3,150	03/24/23	Semi-Annual	1.000	6 Month EURIBOR	1,284	1,320
EUR	3,150	03/24/23	Annual	6 Month EURIBOR	0.180	—	1
USD	1,060	04/14/25	Quarterly	0.626	3 Month USD LIBOR	(22,422)	(22,477)
USD	140	04/20/27	Quarterly	0.652	3 Month USD LIBOR	(18,534)	(18,553)
EUR	575	02/15/29	Annual	6 Month EURIBOR	0.070	(59,133)	(59,164)
USD	980	05/03/32	Quarterly	0.760	3 Month USD LIBOR	(72,040)	(72,075)
USD	1,000	05/04/32	Quarterly	0.765	3 Month USD LIBOR	1,088	1,087
USD	640	05/06/32	Quarterly	0.770	3 Month USD LIBOR	(4)	(4)
USD	540	06/02/30	Quarterly	0.648	3 Month USD LIBOR	1,202	72
USD	368	06/03/31	Quarterly	0.761	3 Month USD LIBOR	(64,553)	45
USD	20	06/05/50	Quarterly	1.082	3 Month USD LIBOR	15,644	307
USD	195	06/20/52	Quarterly	1.136	3 Month USD LIBOR	(22,111)	(22,113)
USD	195	06/20/52	Quarterly	1.090	3 Month USD LIBOR	(9,560)	(9,567)
EUR	510	06/23/50	Semi-Annual	0.000	6 Month EURIBOR	(2,717)	(2,720)
USD	120	09/16/30	Quarterly	0.680	3 Month USD LIBOR	(45,918)	(45,945)
USD	770	11/04/30	Quarterly	0.652	3 Month USD LIBOR	(12,383)	(12,391)
USD	200	07/12/53	Quarterly	0.881	3 Month USD LIBOR	7,885	7,883
EUR	1,470	07/21/22	Semi-Annual	1.000	6 Month EURIBOR	3,610	3,601
EUR	1,470	07/21/22	Annual	6 Month EURIBOR	0.397	5,074	5,068
EUR	1,420	02/16/23	Semi-Annual	0.000	6 Month EURIBOR	26,734	26,729
EUR	1,420	02/16/23	Annual	6 Month EURIBOR	0.405	(4,459)	(4,477)
EUR	280	08/16/27	Semi-Annual	0.000	6 Month EURIBOR	(1,301)	(1,321)
EUR	280	08/16/27	Annual	6 Month EURIBOR	0.000	(15,656)	(15,675)
EUR	1,410	02/16/23	Semi-Annual	0.000	6 Month EURIBOR	(3,008)	(3,027)
EUR	1,410	02/16/23	Annual	6 Month EURIBOR	0.401	3,622	3,491
USD	2,490	08/17/27	Quarterly	0.502	3 Month USD LIBOR	13,963	13,957
USD	180	08/17/40	Quarterly	0.973	3 Month USD LIBOR	11,655	11,650
USD	480	08/19/27	Quarterly	0.501	3 Month USD LIBOR	3,086	2,958
GBP	390	08/15/30	Maturity	3.454	12 Month UK RPI	(38,240)	(38,280)
USD	1,445	08/25/50	Quarterly	1.390	3 Month USD LIBOR	161	150
USD	840	02/28/25	Quarterly	0.300	3 Month USD LIBOR	(11,121)	(11,146)
USD	7,970	09/15/22	Quarterly	0.211	3 Month USD LIBOR	8,028	8,024
USD	845	10/21/22	Quarterly	0.049	3 Month USD LIBOR	65,760	65,716
USD	280	10/21/25	Quarterly	0.173	3 Month USD LIBOR	1,810	1,802
USD	38	10/21/30	Quarterly	0.533	3 Month USD LIBOR	(96,746)	(96,811)

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[15]	Payments received by the Portfolio(%)[15]	Value($)	Unrealized appreciation (depreciation)($)
USD	26	10/21/40	Quarterly	0.844	3 Month USD LIBOR	185,182	185,171
USD	47	10/21/50	Quarterly	0.907	3 Month USD LIBOR	757	756
USD	32	10/21/35	Quarterly	0.793	3 Month USD LIBOR	(1,896)	(1,908)
USD	140	09/16/50	Quarterly	1.058	3 Month USD LIBOR	(5,400)	(5,415)
USD	9	09/16/30	Quarterly	0.683	3 Month USD LIBOR	(13,653)	971
USD	450	10/01/25	Quarterly	0.347	3 Month USD LIBOR	(655)	(655)
USD	230	11/25/50	Quarterly	1.100	3 Month USD LIBOR	(1,254)	(1,254)
USD	50	10/04/31	Quarterly	0.858	3 Month USD LIBOR	(385)	(385)
USD	195	10/26/30	Quarterly	0.844	3 Month USD LIBOR	(355,861)	(358,819)
USD	195	10/26/30	Quarterly	0.861	3 Month USD LIBOR	690,190	700,011
USD	275	10/27/30	Quarterly	0.898	3 Month USD LIBOR	20,225	20,264
USD	275	10/27/30	Quarterly	0.896	3 Month USD LIBOR	(212,332)	(212,360)
EUR	1,360	09/29/22	Annual	6 Month EURIBOR	0.000	(4,806)	(4,832)
USD	430	02/20/53	Semi-Annual	3 Month USD LIBOR	3.080	383,530	19,365
GBP	1,060	10/15/28	Maturity	12 Month UK RPI	3.485	837	831
GBP	1,230	10/15/28	Maturity	12 Month UK RPI	3.505	984	977
USD	2,010	10/30/23	Maturity	12 Month US CPI	2.164	—	(1,850)
USD	30,300	02/07/22	Semi-Annual	3 Month USD LIBOR	2.526	(1,263)	(1,264)
USD	2,470	10/25/21	Semi-Annual	3 Month USD LIBOR	2.318	—	(2)
USD	11,430	07/13/22	Semi-Annual	3 Month USD LIBOR	1.713	(11,271)	(11,293)
EUR	480	08/11/23	Annual	6 Month EURIBOR	0.454	(2,095)	(2,105)
EUR	490	08/17/23	Annual	6 Month EURIBOR	0.577	(6,417)	(6,417)
USD	3,410	11/22/20	Semi-Annual	3 Month USD LIBOR	1.528	(494)	(494)
EUR	660	09/14/23	Annual	6 Month EURIBOR	0.500	(27,528)	(27,574)
EUR	660	09/14/23	Semi-Annual	0.500	6 Month EURIBOR	(27,990)	(28,035)
EUR	390	09/14/23	Annual	6 Month EURIBOR	0.433	(27,201)	(27,246)
EUR	380	09/28/23	Semi-Annual	0.000	6 Month EURIBOR	(5,722)	(5,733)
EUR	390	10/06/23	Annual	6 Month EURIBOR	0.436	(297)	(297)
EUR	390	10/06/23	Semi-Annual	0.436	6 Month EURIBOR	(5,596)	(5,596)
USD	30	12/01/56	Semi-Annual	3 Month USD LIBOR	1.929	9,221	9,196
EUR	3,070	01/16/22	Annual	6 Month EURIBOR	0.000	6,831	6,809
EUR	3,070	01/16/22	Semi-Annual	0.330	6 Month EURIBOR	31,521	31,501
USD	65	05/07/50	Semi-Annual	3 Month USD LIBOR	1.805	24,701	24,663
USD	150	02/10/50	Semi-Annual	3 Month USD LIBOR	1.828	(955)	(955)
EUR	470	02/12/23	Annual	6 Month EURIBOR	1.000	2,325	2,300
EUR	470	02/12/23	Semi-Annual	0.333	6 Month EURIBOR	4,061	4,409
EUR	1,750	03/02/23	Annual	6 Month EURIBOR	1.000	2,672	2,673
USD	1,290	03/02/23	Semi-Annual	3 Month USD LIBOR	0.873	934,154	34,361
EUR	790	03/04/23	Annual	6 Month EURIBOR	1.000	(931,720)	(31,956)
EUR	790	03/04/23	Semi-Annual	0.474	6 Month EURIBOR	2,475	2,446
EUR	1,570	03/05/22	Annual	6 Month EURIBOR	1.000	—	(6)

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[15]	Payments received by the Portfolio(%)[15]	Value($)	Unrealized appreciation (depreciation)($)
EUR	1,570	03/05/22	Semi-Annual	0.479	6 Month EURIBOR	—	(6)
EUR	850	03/06/22	Annual	6 Month EURIBOR	1.000	—	(13)
EUR	850	03/06/22	Semi-Annual	0.477	6 Month EURIBOR	(3,640)	(3,664)
USD	750	03/06/22	Semi-Annual	3 Month USD LIBOR	0.679	3,834	3,821
EUR	1,110	03/09/22	Annual	6 Month EURIBOR	1.000	(734)	(726)
EUR	1,110	03/09/22	Semi-Annual	1.000	6 Month EURIBOR	(12,007)	(12,207)
USD	354	09/08/25	Semi-Annual	3 Month USD LIBOR	0.760	(3,654)	(3,646)
EUR	733	06/24/22	Semi-Annual	0.250	6 Month EURIBOR	—	(7)
EUR	275	06/26/22	Semi-Annual	0.280	6 Month EURIBOR	1,653,803	(20,042)
EUR	275	06/30/22	Semi-Annual	0.275	6 Month EURIBOR	(1,658,509)	15,219
EUR	1,500	10/02/22	Annual	6 Month EURIBOR	1.000	(331)	(334)
EUR	1,500	10/02/22	Semi-Annual	0.342	6 Month EURIBOR	—	(1)
EUR	1,370	10/02/22	Annual	6 Month EURIBOR	0.000	6	(6)
USD	550	04/14/30	Semi-Annual	3 Month USD LIBOR	0.820	(26,876)	(26,940)
EUR	1,060	07/16/22	Annual	6 Month EURIBOR	1.000	(358)	(366)
EUR	1,060	07/16/22	Semi-Annual	0.296	6 Month EURIBOR	(35,077)	(35,202)
EUR	1,590	07/20/22	Annual	6 Month EURIBOR	1.000	(1,135)	(1,115)
EUR	1,590	07/20/22	Semi-Annual	0.300	6 Month EURIBOR	6,366	6,346
EUR	1,560	07/20/22	Annual	6 Month EURIBOR	1.000	6,599	6,579
EUR	1,560	07/20/22	Semi-Annual	0.303	6 Month EURIBOR	(1,072)	(1,091)
EUR	2,590	03/11/22	Semi-Annual	0.228	6 Month EURIBOR	4,532	4,511
EUR	1,630	04/29/23	Annual	6 Month EURIBOR	1.000	57,422	57,377
EUR	1,630	04/29/23	Semi-Annual	0.307	6 Month EURIBOR	70,932	70,881
EUR	980	05/03/23	Annual	6 Month EURIBOR	1.000	290	289
EUR	980	05/03/23	Semi-Annual	0.342	6 Month EURIBOR	(3,490)	(3,491)
EUR	980	11/02/22	Annual	6 Month EURIBOR	1.000	837	836
EUR	980	11/02/22	Semi-Annual	0.346	6 Month EURIBOR	(2,645)	(2,647)
EUR	930	05/04/23	Annual	6 Month EURIBOR	1.000	(764)	(766)
EUR	530	05/06/23	Annual	6 Month EURIBOR	1.000	2,178	895
EUR	530	05/06/23	Semi-Annual	0.368	6 Month EURIBOR	744	158
USD	1,060	06/02/25	Semi-Annual	3 Month USD LIBOR	0.358	1,695	226
USD	1,065	06/20/27	Semi-Annual	3 Month USD LIBOR	0.680	(1,778)	(1,780)
USD	1,065	06/20/27	Semi-Annual	3 Month USD LIBOR	0.652	51,663	194
EUR	1,565	06/23/30	Annual	6 Month EURIBOR	0.000	(18,475)	(18,483)
EUR	1,565	06/23/30	Semi-Annual	0.147	6 Month EURIBOR	(19,395)	(19,402)
EUR	1,380	12/24/22	Annual	6 Month EURIBOR	0.000	(9,726)	(9,730)
EUR	1,380	12/24/22	Semi-Annual	0.420	6 Month EURIBOR	(9,636)	(9,639)
EUR	740	06/24/23	Annual	6 Month EURIBOR	0.000	(9,364)	(9,369)
EUR	740	06/24/23	Semi-Annual	0.415	6 Month EURIBOR	(23,257)	(23,265)
EUR	740	06/25/23	Annual	6 Month EURIBOR	0.000	(27,557)	(27,565)
EUR	740	06/25/23	Semi-Annual	0.395	6 Month EURIBOR	(20,665)	(20,674)

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[15]	Payments received by the Portfolio(%)[15]	Value($)	Unrealized appreciation (depreciation)($)
EUR	800	07/02/23	Annual	6 Month EURIBOR	1.000	3,380	3,379
EUR	800	07/02/23	Semi-Annual	0.419	6 Month EURIBOR	600,654	600,563
EUR	710	07/08/23	Annual	6 Month EURIBOR	0.000	(223,041)	(223,113)
EUR	710	07/08/23	Semi-Annual	4.000	6 Month EURIBOR	257,911	257,864
USD	1,470	07/08/23	Semi-Annual	3 Month USD LIBOR	0.250	19,642	19,638
USD	1,070	07/12/28	Semi-Annual	3 Month USD LIBOR	0.654	15,840	15,823
EUR	1,610	07/20/23	Annual	6 Month EURIBOR	0.000	(4,468)	(4,479)
EUR	1,610	07/20/23	Semi-Annual	0.410	6 Month EURIBOR	(13,794)	(13,805)
EUR	580	07/20/26	Annual	6 Month EURIBOR	0.000	(13,905)	(13,913)
EUR	580	07/20/26	Semi-Annual	0.339	6 Month EURIBOR	(15,358)	(15,375)
EUR	720	07/27/23	Annual	6 Month EURIBOR	0.000	20,014	20,002
EUR	720	07/27/23	Semi-Annual	0.411	6 Month EURIBOR	9,092	9,082
EUR	630	08/05/23	Annual	6 Month EURIBOR	0.000	(4,379)	(4,396)
EUR	630	08/05/23	Semi-Annual	0.429	6 Month EURIBOR	7,360	7,353
EUR	470	08/09/23	Annual	6 Month EURIBOR	0.000	1,033	1,032
EUR	470	08/09/23	Semi-Annual	0.431	6 Month EURIBOR	359	356
EUR	1,120	08/16/27	Annual	6 Month EURIBOR	0.000	2,178	2,176
EUR	1,120	08/16/27	Semi-Annual	0.251	6 Month EURIBOR	17,827	17,812
USD	625	08/20/30	Maturity	12 Month US CPI	1.881	8,615	7,987
EUR	620	08/24/23	Annual	6 Month EURIBOR	0.000	(1,804)	(1,810)
EUR	620	08/24/23	Semi-Annual	0.440	6 Month EURIBOR	16,790	16,743
USD	32	10/21/35	Quarterly	3 Month USD LIBOR	0.745	12,210	12,203
USD	845	10/21/22	Quarterly	3 Month USD LIBOR	0.051	26,156	(7,875)
USD	280	10/21/25	Quarterly	3 Month USD LIBOR	0.184	(293)	(299)
USD	38	10/21/30	Quarterly	3 Month USD LIBOR	0.562	788	784
USD	26	10/21/40	Quarterly	3 Month USD LIBOR	0.909	(474)	(477)
USD	47	10/21/50	Quarterly	3 Month USD LIBOR	0.985	(2,947)	(2,954)
EUR	1,320	09/13/23	Annual	6 Month EURIBOR	0.000	3,312	3,303
EUR	1,320	09/13/23	Semi-Annual	0.468	6 Month EURIBOR	(113)	(121)
EUR	230	09/19/27	Annual	6 Month EURIBOR	0.000	(6,400)	—
EUR	230	09/19/27	Semi-Annual	0.283	6 Month EURIBOR	13,528	608
EUR	240	09/21/25	Annual	6 Month EURIBOR	0.000	(564,608)	79
EUR	240	09/21/25	Semi-Annual	0.429	6 Month EURIBOR	(232,720)	672
USD	320	09/23/25	Semi-Annual	3 Month USD LIBOR	0.333	806,594	411
EUR	490	10/18/27	Annual	6 Month EURIBOR	0.000	(68)	(68)
EUR	490	10/18/27	Semi-Annual	0.357	6 Month EURIBOR	(494)	(494)
EUR	140	10/18/27	Annual	6 Month EURIBOR	0.000	483	483
EUR	140	10/18/27	Semi-Annual	0.396	6 Month EURIBOR	463	459
USD	490	10/21/22	Semi-Annual	3 Month USD LIBOR	0.234	(343)	(349)
USD	720	12/23/30	Semi-Annual	3 Month USD LIBOR	0.830	(347)	(353)
USD	260	10/26/30	Semi-Annual	3 Month USD LIBOR	0.875	(116,004)	(116,062)

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[15]	Payments received by the Portfolio(%)[15]	Value($)	Unrealized appreciation (depreciation)($)
USD	340	10/30/30	Semi-Annual	3 Month USD LIBOR	0.798	(12,413)	(12,417)
USD	130	11/03/30	Semi-Annual	3 Month USD LIBOR	0.851	168,710	168,609
USD	570	12/02/30	Semi-Annual	3 Month USD LIBOR	0.865	(106,287)	(106,319)
Total						592,628	553,744

OTC credit default swap  agreements on corporate issues—sell protection16

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio(%)[14]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	Berkshire Hathaway, Inc., bond 2.75%, due 03/15/23	USD	130,000	12/20/2022	Quarterly	1.000%	(6)	1,026	1,020
JPMCB	Bristol-Myers Squibb Co., bond, 6.80%, due 11/15/26	USD	25,000	12/20/2022	Quarterly	1.000	(8)	1,048	1,040
BOA	Honeywell International, Inc., bond, 5.70%, due 03/15/36	USD	40,000	12/20/2022	Quarterly	1.000	(10)	682	672
JPMCB	Johnson & Johnson, bond, 1.65%, due 03/01/21	USD	65,000	12/20/2022	Quarterly	1.000	13	—	13
JPMCB	Pfizer, Inc., bond, 2.20%, due 12/15/21	USD	90,000	12/20/2022	Quarterly	1.000	832	—	832
JPMCB	The Procter & Gamble Co., bond, 1.60%, due 11/15/18	USD	90,000	12/20/2022	Quarterly	1.000	8	—	8
JPMCB	The Sherwin-Williams Co., bond, 7.38%, due 02/01/27	USD	40,000	12/20/2022	Quarterly	1.000	(3)	—	(3)
Total							826	2,756	3,582

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

OTC credit default swaps agreements on corporate and sovereign issues —sell protection16

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio(%)[14]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
MSCI	CDX North America HIgh Yield Index Series 35	USD	891,000	12/20/2025	Quarterly	5.000	(122)	(165,954)	(166,076)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BNP	EUR	9,756,000	USD	11,460,617	11/04/20	98,040
BNP	EUR	8,228,000	USD	9,636,667	12/03/20	47,590
BNP	USD	9,630,693	EUR	8,228,000	11/04/20	(47,741)
CBA	EUR	323,000	USD	383,056	11/04/20	6,866
CBA	USD	4,310,020	EUR	3,660,000	11/04/20	(47,306)
CITI	EUR	8,228,000	USD	9,613,900	12/03/20	24,823
CITI	USD	9,607,877	EUR	8,228,000	11/04/20	(24,924)
HSBC	EUR	9,756,000	USD	11,426,442	11/04/20	63,865
JPMCB	EUR	99,000	USD	116,107	11/04/20	804
JPMCB	USD	116,102	EUR	99,000	11/02/20	(801)
RBS	EUR	183,458	USD	215,963	11/04/20	2,294
Net unrealized appreciation (depreciation)						123,510

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Portfolio's  investments. In the event the Portfolio  holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	11,458,989	—	11,458,989
Corporate bonds	—	130,222,936	—	130,222,936
Mortgage-backed securities	—	23,870,812	—	23,870,812
Municipal bonds	—	4,413,109	—	4,413,109
Non-U.S. government agency obligations	—	6,821,391	—	6,821,391
U.S. government agency obligations	—	97,829,718	—	97,829,718
U.S. Treasury obligations	—	67,231,459	—	67,231,459
Short-term investments	—	21,758,497	—	21,758,497

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Investment of cash collateral from securities loaned	—	9,616,438	—	9,616,438
Options purchased	134,672	—	—	134,672
Swaptions purchased	—	1,337,098	—	1,337,098
Swaptions written	—	—	—	—
Futures contracts	303,986	—	—	303,986
Swap agreements	—	9,610,204	—	9,610,204
Forward foreign currency contracts	—	244,282	—	244,282
Total	438,658	384,414,933	—	384,853,591

Liabilities

Investments sold short	—	(16,334,771)	—	(16,334,771)
Options written	(159,472)	—	—	(159,472)
Swaptions written	—	(1,657,973)	—	(1,657,973)
Futures contracts	(237,619)	—	—	(237,619)
Swap agreements	—	(9,180,774)	—	(9,180,774)
Forward foreign currency contracts	—	(120,772)	—	(120,772)
Total	(397,091)	(27,294,290)	—	(27,691,381)

At October 31, 2020, there were no transfers in or out of Level 3.

 Portfolio footnotes

†	Amount represents less than 0.05%

1	In US dollars unless otherwise indicated.

2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $42,629,817, represented 12.9% of the Portfolio's net assets at period end.

3	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

4	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

5	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

6	Security, or portion thereof, was on loan at the period end.

7	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

8	Perpetual investment. Date shown reflects the next call date.

9	Zero coupon bond.

10	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

11	Security, or portion thereof, pledged as collateral for investments sold short, written options or futures.

12	Rates shown reflect yield at October 31, 2020.

13	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

14	Includes $9,479,353 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $9,616,438 and non-cash collateral of $84,730.

15	Payments made or received are based on the notional amount.

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

16	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Asset-backed securities—6.9%
Accredited Mortgage Loan Trust,
Series 2004-2, Class A1,
1 mo. USD LIBOR + 0.580%,
0.729%, due 07/25/34[2]		717,580	701,823
AM Capital Funding LLC,
Series 2018-1, Class A,
4.980%, due 12/15/23[3]		440,000	458,906
Apres Static CLO Ltd.,
Series 2019-1A, Class A1R,
3 mo. USD LIBOR + 1.070%,
1.307%, due 10/15/28[2,3],14		1,700,000	1,685,387
Avery Point IV CLO Ltd.,
Series 2014-1A, Class AR,
3 mo. USD LIBOR + 1.100%,
1.315%, due 04/25/26[2,3]		134,080	133,971
California Street CLO XII Ltd.,
Series 2013-12A, Class AR,
3 mo. USD LIBOR + 1.030%,
1.267%, due 10/15/25[2,3]		678,381	676,722
CHEC Loan Trust,
Series 2004-2, Class M1,
1 mo. USD LIBOR + 0.640%,
0.789%, due 06/25/34[2]		381,943	369,172
Chesapeake Funding II LLC,
Series 2018-2A, Class A1,
3.230%, due 08/15/30[3]		897,183	911,002
Series 2018-2A, Class A2,
1 mo. USD LIBOR + 0.370%,
0.518%, due 08/15/30 [2,3]		897,183	889,527
Cork Street CLO Designated Activity Co.,
Series 1A, Class A1BE,
3 mo. Euribor + 0.760%,
0.760%, due 11/27/28[2,3]	EUR	2,206,803	2,570,331
CSAB Mortgage Backed Trust,
Series 2006-1, Class A6A,
6.172%, due 06/25/36[4]		290,870	113,263
Delta Funding Home Equity Loan Trust,
Series 1999-003, Class A1A,
1 mo. USD LIBOR + 0.820%,
0.968%, due 09/15/29[2]		41,101	40,200
Evans Grove CLO Ltd.,
Series 2018-1A, Class A1,
3 mo. USD LIBOR + 0.920%,
1.176%, due 05/28/28[2,3]		1,523,693	1,503,266

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
Figueroa CLO Ltd.,
Series 2014-1A, Class AR,
3 mo. USD LIBOR + 0.900%,
1.137%, due 01/15/27[2,3]	249,190	248,437
First Franklin Mortgage Loan Trust,
Series 2005-FFH3, Class M2,
1 mo. USD LIBOR + 0.795%,
0.944%, due 09/25/35[2]	93,492	93,474
Series 2006-FF13, Class A2D,
1 mo. USD LIBOR + 0.240%,
0.389%, due 10/25/36[2]	1,468,427	1,179,905
Galaxy XV CLO Ltd.,
Series 2013-15A, Class AR,
3 mo. USD LIBOR + 1.200%,
1.437%, due 10/15/30[2,3]	1,700,000	1,676,191
Gallatin CLO IX Ltd.,
Series 2018-1A, Class A,
3 mo. USD LIBOR + 1.050%,
1.259%, due 01/21/28[2,3]	1,514,407	1,503,578
GMF Floorplan Owner Revolving Trust,
Series 2018-2, Class A2,
1 mo. USD LIBOR + 0.380%,
0.528%, due 03/15/23[2,3]	1,900,000	1,901,988
GSAMP Trust,
Series 2006-HE4, Class A1,
1 mo. USD LIBOR + 0.140%,
0.289%, due 06/25/36[2]	1,327,692	1,298,049
Home Equity Asset Trust,
Series 2005-2, Class M5,
1 mo. USD LIBOR + 1.095%,
1.244%, due 07/25/35[2]	591,812	591,897
ICG US CLO Ltd.,
Series 2020-1A, Class A1,
3 mo. USD LIBOR + 1.400%,
1.596%, due 10/22/31[2,3,5]	1,700,000	1,699,827
Jamestown CLO V Ltd.,
Series 2014-5A, Class AR,
3 mo. USD LIBOR + 1.220%,
1.438%, due 01/17/27[2,3]	330,032	329,473
JPMorgan Mortgage Acquisition Corp.,
Series 2006-FRE1, Class M1,
1 mo. USD LIBOR + 0.390%,
0.539%, due 05/25/35[2]	2,400,000	2,376,358

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH1, Class MV2,
1 mo. USD LIBOR + 0.280%,
0.429%, due 11/25/36[2]	761,544	761,048
KKR CLO 18 Ltd.,
Series 18, Class A,
3 mo. USD LIBOR + 1.270%,
1.488%, due 07/18/30[2,3]	1,100,000	1,090,286
LoanCore Issuer Ltd.,
Series 2018-CRE1, Class A,
1 mo. USD LIBOR + 1.130%,
1.278%, due 05/15/28[2,3]	1,431,155	1,424,223
Loomis Sayles CLO II Ltd.,
Series 2015-2A, Class A1R,
3 mo. USD LIBOR + 0.900%,
1.175%, due 04/15/28[2,3]	1,598,299	1,575,789
LP Credit Card ABS Master Trust,
Series 2018-1, Class A,
1 mo. USD LIBOR + 1.550%,
1.740%, due 08/20/24[2,3]	1,116,934	1,144,657
M360 LLC,
Series 2018-CRE1, Class A,
4.395%, due 07/24/28[3]	554,386	552,422
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class M2,
1 mo. USD LIBOR + 0.705%,
0.854%, due 12/25/34[2]	187,312	169,474
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC1, Class M1,
1 mo. USD LIBOR + 1.575%,
1.724%, due 11/25/32[2]	388,682	387,977
Mountain View CLO Ltd.,
Series 2014-1A, Class ARR,
3 mo. USD LIBOR + 0.800%,
1.037%, due 10/15/26[2,3]	393,164	390,589
Navient Student Loan Trust,
Series 2019-7A, Class A1,
1 mo. USD LIBOR + 0.500%,
0.649%, due 01/25/68[2,3]	357,270	355,656
New Century Home Equity Loan Trust,
Series 2005-B, Class M1,
1 mo. USD LIBOR + 0.480%,
0.629%, due 10/25/35[2]	1,900,000	1,846,179
Series 2005-D, Class A2D,
1 mo. USD LIBOR + 0.330%,
0.479%, due 02/25/36[2]	620,815	615,629

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
OneMain Direct Auto Receivables Trust,
Series 2018-1A, Class A,
3.430%, due 12/16/24[3]	1,208,384	1,222,676
RASC Trust,
Series 2005-KS11, Class M2,
1 mo. USD LIBOR + 0.420%,
0.569%, due 12/25/35[2]	1,083,244	1,074,070
SASCO Mortgage Loan Trust,
Series 2005-GEL1, Class M2,
1 mo. USD LIBOR + 1.350%,
1.499%, due 12/25/34[2]	614,532	614,103
Saxon Asset Securities Trust,
Series 2004-1, Class M1,
1 mo. USD LIBOR + 0.795%,
0.944%, due 03/25/35[2]	220,404	215,349
Series 2006-1, Class M1,
1 mo. USD LIBOR + 0.465%,
0.614%, due 03/25/36[2]	1,640,088	1,604,216
Sound Point CLO X Ltd.,
Series 2015-3A, Class AR,
3 mo. USD LIBOR + 0.890%,
1.108%, due 01/20/28[2,3]	622,847	619,760
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3,
1 mo. USD LIBOR + 0.180%,
0.329%, due 05/25/36[2]	66,381	66,325
Series 2006-OPT3, Class 2A4,
1 mo. USD LIBOR + 0.250%,
0.399%, due 06/25/36[2]	2,675,000	2,550,433
Structured Asset Securities Corp.,
Series 2001-SB1, Class A2,
3.375%, due 08/25/31	154,802	148,868
Series 2005-WF1, Class M1,
1 mo. USD LIBOR + 0.660%,
0.809%, due 02/25/35[2]	135,472	134,463
Telos CLO Ltd.,
Series 2014-6A, Class A1R,
3 mo. USD LIBOR + 1.270%,
1.488%, due 01/17/27[2,3]	470,434	469,048
TICP CLO III-2 Ltd.,
Series 2018-3R, Class A,
3 mo. USD LIBOR + 0.840%,
1.058%, due 04/20/28[2,3]	1,247,778	1,236,035

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(concluded)
TRESTLES CLO Ltd.,
Series 2017-1A, Class A1A,
3 mo. USD LIBOR + 1.290%,
1.505%, due 07/25/29[2,3]	1,700,000	1,688,010
TRTX Issuer Ltd.,
Series 2019-FL3, Class A,
1 mo. USD LIBOR + 1.150%,
1.297%, due 10/15/34[2,3]	1,500,000	1,467,101
United States Small Business Administration,
Series 2002-20K, Class 1,
5.080%, due 11/01/22	77,734	79,829
Series 2005-20H, Class 1,
5.110%, due 08/01/25	116,245	123,679
Series 2007-20D, Class 1,
5.320%, due 04/01/27	448,170	482,320
Utah State Board of Regents,
Series 2017-1, Class A,
1 mo. USD LIBOR + 0.750%,
0.899%, due 01/25/57[2]	598,701	596,354
WhiteHorse X Ltd.,
Series 2015-10A, Class A1R,
3 mo. USD LIBOR + 0.930%,
1.148%, due 04/17/27[2,3]	491,541	488,118
Total asset-backed securities (cost—$46,200,775)		48,147,433

Corporate bonds—57.0%
Advertising—0.0%†
Lamar Media Corp.
3.750%, due 02/15/28	70,000	69,519
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.625%, due 03/15/30[3]	25,000	22,969
5.000%, due 08/15/27[3]	46,000	43,585
		136,073
Aerospace & defense—0.8%
Boeing Co./The
2.750%, due 02/01/26[5]	1,700,000	1,692,935
3.750%, due 02/01/50	55,000	48,860
3.900%, due 05/01/49	130,000	119,938
5.805%, due 05/01/50	660,000	776,206
Howmet Aerospace, Inc.
5.900%, due 02/01/27	35,000	38,413
6.875%, due 05/01/25	145,000	161,312

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Aerospace & defense—(concluded)
Signature Aviation US Holdings, Inc.
5.375%, due 05/01/26[3]	135,000	136,350
Spirit AeroSystems, Inc.
3.950%, due 06/15/23[6]	1,500,000	1,338,750
5.500%, due 01/15/25[3]	85,000	86,488
7.500%, due 04/15/25[3]	95,000	95,820
TransDigm, Inc.
6.250%, due 03/15/26[3]	330,000	344,025
6.375%, due 06/15/26	210,000	209,412
7.500%, due 03/15/27[6]	225,000	232,312
		5,280,821
Agriculture—1.0%
BAT Capital Corp.
3.734%, due 09/25/40	460,000	450,949
4.906%, due 04/02/30	485,000	564,803
BAT International Finance PLC
1.668%, due 03/25/26	550,000	552,160
Imperial Brands Finance PLC
3.500%, due 02/11/23[3]	3,755,000	3,928,082
3.750%, due 07/21/22[3]	1,600,000	1,666,218
JBS Investments II GmbH
7.000%, due 01/15/26[3]	55,000	58,762
		7,220,974
Airlines—1.7%
Air Canada Pass-Through Trust,
Series 2013-1, Class B,
5.375%, due 05/15/21[3]	1,151,460	1,065,286
American Airlines Pass-Through Trust,
Series 2013-2, Class A,
4.950%, due 01/15/23	1,162,250	1,007,326
Series 2015-2, Class AA,
3.600%, due 09/22/27	786,858	758,054
Series 2016-2, Class AA,
3.200%, due 06/15/28	1,081,600	996,555
Series 2017-2, Class A,
3.600%, due 10/15/29	864,694	678,928
Continental Airlines Pass Through Trust,
Series 2012-1, Class A,
4.150%, due 04/11/24	1,450,977	1,425,054

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Airlines—(concluded)
Continental Airlines Pass-Through Trust,
Series 2012-2, Class A,
4.000%, due 10/29/24	1,040,519	1,004,136
Delta Air Lines Pass-Through Trust,
Series 2007-1, Class A,
6.821%, due 08/10/22	1,429,411	1,450,648
Delta Air Lines, Inc.
7.375%, due 01/15/26	245,000	253,217
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750%, due 10/20/28[3]	170,000	173,627
JetBlue Pass Through Trust,
Series 2019-1, Class A,
2.950%, due 05/15/28	2,173,176	1,927,188
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 06/20/27[3]	385,000	400,881
Spirit Airlines Pass Through Trust,
Series 2015-1, Class A,
4.100%, due 04/01/28	424,854	383,441
United Airlines Pass-Through Trust,
Series 2020-1, Class A,
5.875%, due 10/15/27	160,000	160,341
		11,684,682
Apparel—0.0%†
Hanesbrands, Inc.
5.375%, due 05/15/25[3]	20,000	21,050
William Carter Co./The
5.625%, due 03/15/27[3]	85,000	89,197
		110,247
Auto manufacturers—3.6%
Daimler Finance North America LLC
3 mo. USD LIBOR + 0.880%,
1.136%, due 02/22/22[2,3]	1,800,000	1,810,566
2.550%, due 08/15/22[3]	1,800,000	1,857,027
Ford Motor Co.
4.750%, due 01/15/43	105,000	97,256
5.291%, due 12/08/46	105,000	99,260
9.000%, due 04/22/25	225,000	264,656
Ford Motor Credit Co. LLC
5.125%, due 06/16/25	1,700,000	1,771,893
5.750%, due 02/01/21	970,000	977,566

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Auto manufacturers—(concluded)
Ford Motor Credit Co. LLC GMTN
4.389%, due 01/08/26		525,000	528,937
General Motors Co.
6.125%, due 10/01/25		525,000	615,253
General Motors Financial Co., Inc.
3 mo. USD LIBOR + 0.540%,
0.789%, due 11/06/20[2]		1,500,000	1,500,024
3.550%, due 04/09/21		1,600,000	1,618,301
5.100%, due 01/17/24		1,725,000	1,891,517
General Motors Financial Co., Inc. EMTN
3 mo. Euribor + 0.550%,
0.057%, due 03/26/22[2,7]	EUR	1,200,000	1,384,555
Harley-Davidson Financial Services, Inc.
2.550%, due 06/09/22[3]		1,100,000	1,121,387
Nissan Motor Co. Ltd.
3.522%, due 09/17/25[3]		1,400,000	1,408,581
4.810%, due 09/17/30[3]		1,400,000	1,404,132
Volkswagen Bank GmbH EMTN
2.500%, due 07/31/26[7]	EUR	1,200,000	1,548,242
Volkswagen Group of America Finance LLC
3 mo. USD LIBOR + 0.860%,
1.083%, due 09/24/21[2,3]		1,500,000	1,506,963
3 mo. USD LIBOR + 0.940%,
1.197%, due 11/12/21[2,3]		1,500,000	1,509,482
2.850%, due 09/26/24[3]		1,500,000	1,595,239
3.350%, due 05/13/25[3]		460,000	500,074
			25,010,911
Auto parts & equipment—0.1%
American Axle & Manufacturing, Inc.
6.875%, due 07/01/28[6]		80,000	81,400
Clarios Global LP/Clarios U.S. Finance Co.
6.250%, due 05/15/26[3]		100,000	104,500
Dana, Inc.
5.375%, due 11/15/27		10,000	10,325
5.625%, due 06/15/28		15,000	15,746
Goodyear Tire & Rubber Co./The
5.125%, due 11/15/23[6]		40,000	39,795
9.500%, due 05/31/25		110,000	120,725
IHO Verwaltungs GmbH
4.750% Cash or 5.500 PIK,
4.750%, due 09/15/26[2,3,8]		200,000	202,000

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Auto parts & equipment—(concluded)
Meritor, Inc.
6.250%, due 06/01/25[3,6]	20,000	20,900
		595,391
Banks—12.0%
Banco de Bogota SA
6.250%, due 05/12/26[3,6]	65,000	71,338
Banco Santander SA
2.746%, due 05/28/25	200,000	210,482
3.490%, due 05/28/30	200,000	216,301
(fixed, converts to FRN on 02/28/24),
7.500%, due 02/08/24[7,9]	200,000	207,500
Bangkok Bank PCL
(fixed, converts to FRN on 09/25/29),
3.733%, due 09/25/34[3]	55,000	53,862
Bank of America Corp.
(fixed, converts to FRN on 04/24/27),
3.705%, due 04/24/28	530,000	594,999
Series JJ,
(fixed, converts to FRN on 06/20/24),
5.125%, due 06/20/24[9]	86,000	88,272
Series X,
(fixed, converts to FRN on 09/05/24),
6.250%, due 09/05/24[9]	102,000	110,925
Bank of America Corp. MTN
(fixed, converts to FRN on 02/13/30),
2.496%, due 02/13/31	290,000	300,514
(fixed, converts to FRN on 03/05/28),
3.970%, due 03/05/29	405,000	464,722
4.000%, due 01/22/25	1,500,000	1,668,649
(fixed, converts to FRN on 03/20/50),
4.083%, due 03/20/51	280,000	339,941
4.125%, due 01/22/24	3,700,000	4,087,722
Bank of New York Mellon Corp./The,
Series F,
(fixed, converts to FRN on 09/20/26),
4.625%, due 09/20/26[9]	82,000	85,075
Barclays Bank PLC
7.625%, due 11/21/22	1,600,000	1,762,418
Barclays PLC
3 mo. USD LIBOR + 1.625%,
1.849%, due 01/10/23[2,6]	2,000,000	2,016,418
(fixed, converts to FRN on 02/15/22),
4.610%, due 02/15/23	1,100,000	1,152,233

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
4.836%, due 05/09/28		535,000	583,701
(fixed, converts to FRN on 05/16/28),
4.972%, due 05/16/29		1,100,000	1,287,175
(fixed, converts to FRN on 12/15/25),
6.125%, due 12/15/25[9]		200,000	203,500
(fixed, converts to FRN on 12/15/20),
8.000%, due 12/15/20[9]	EUR	1,000,000	1,171,799
BNP Paribas SA
(fixed, converts to FRN on 01/13/30),
3.052%, due 01/13/31[3]		445,000	471,068
(fixed, converts to FRN on 03/25/24),
6.625%, due 03/25/24[3,9]		200,000	212,190
CIT Group, Inc.
5.000%, due 08/15/22		500,000	528,750
Citigroup, Inc.
(fixed, converts to FRN on 11/05/29),
2.976%, due 11/05/30		375,000	402,687
(fixed, converts to FRN on 10/27/27),
3.520%, due 10/27/28		280,000	310,711
(fixed, converts to FRN on 01/10/27),
3.887%, due 01/10/28		755,000	851,603
4.400%, due 06/10/25		980,000	1,108,293
(fixed, converts to FRN on 02/15/23),
5.900%, due 02/15/23[9]		73,000	75,629
Series U,
(fixed, converts to FRN on 09/12/24),
5.000%, due 09/12/24[9]		89,000	89,383
Series V,
(fixed, converts to FRN on 01/30/25),
4.700%, due 01/30/25[6,9]		52,000	50,947
Citizens Financial Group, Inc.,
Series B,
(fixed, converts to FRN on 07/06/23),
6.000%, due 07/06/23[9]		60,000	57,834
Series C,
(fixed, converts to FRN on 04/06/24),
6.375%, due 04/06/24[9]		80,000	80,094
Comerica, Inc.
(fixed, converts to FRN on 07/01/25),
5.625%, due 07/01/25[9]		50,000	53,375
Cooperatieve Rabobank UA
3.875%, due 09/26/23[3]		1,500,000	1,637,002
Credit Suisse AG
6.500%, due 08/08/23[3]		500,000	563,125

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(continued)
Credit Suisse Group AG
3 mo. USD LIBOR + 1.240%,
1.489%, due 06/12/24[2,3]	1,600,000	1,615,058
(fixed, converts to FRN on 04/01/30),
4.194%, due 04/01/31[3]	370,000	424,341
(fixed, converts to FRN on 06/12/23),
4.207%, due 06/12/24[3]	1,600,000	1,729,709
(fixed, converts to FRN on 02/11/27),
5.250%, due 02/11/27[3,9]	200,000	201,360
(fixed, converts to FRN on 12/18/24),
6.250%, due 12/18/24[3,9]	800,000	852,000
(fixed, converts to FRN on 12/11/23),
7.500%, due 12/11/23[3,9]	700,000	759,500
Credit Suisse Group Funding Guernsey Ltd.
3.800%, due 09/15/22	1,900,000	2,009,223
Deutsche Bank AG
3.300%, due 11/16/22	1,900,000	1,971,870
3.950%, due 02/27/23	1,300,000	1,369,266
(fixed, converts to FRN on 11/26/24),
3.961%, due 11/26/25	1,500,000	1,603,763
4.250%, due 10/14/21	1,100,000	1,131,275
Discover Bank
4.200%, due 08/08/23	1,600,000	1,753,517
Fifth Third Bancorp,
Series H,
(fixed, converts to FRN on 06/30/23),
5.100%, due 06/30/23[9]	115,000	108,675
Series L,
(fixed, converts to FRN on 09/30/25),
4.500%, due 09/30/25[9]	25,000	25,250
Goldman Sachs Group, Inc./The
(fixed, converts to FRN on 10/31/37),
4.017%, due 10/31/38	455,000	530,427
Series O,
(fixed, converts to FRN on 11/10/26),
5.300%, due 11/10/26[9]	104,000	110,760
Series Q,
(fixed, converts to FRN on 08/10/24),
5.500%, due 08/10/24[6,9]	43,000	46,118
Series R,
(fixed, converts to FRN on 02/10/25),
4.950%, due 02/10/25[9]	39,000	39,948
Grupo Aval Ltd.
4.375%, due 02/04/30[3]	55,000	53,543

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
HSBC Holdings PLC
(fixed, converts to FRN on 05/22/27),
6.000%, due 05/22/27[9]		870,000	901,899
Huntington Bancshares, Inc.,
Series E,
(fixed, converts to FRN on 04/15/23),
5.700%, due 04/15/23[6,9]		124,000	118,979
ING Groep N.V.
(fixed, converts to FRN on 11/16/26),
5.750%, due 11/16/26[9]		200,000	208,376
Intesa Sanpaolo SpA,
Series XR,
4.000%, due 09/23/29[3,6]		1,500,000	1,638,997
JPMorgan Chase & Co.
(fixed, converts to FRN on 05/13/30),
2.956%, due 05/13/31		435,000	462,862
(fixed, converts to FRN on 04/22/40),
3.109%, due 04/22/41		470,000	504,604
(fixed, converts to FRN on 07/23/23),
3.797%, due 07/23/24		1,600,000	1,733,871
(fixed, converts to FRN on 01/23/48),
3.897%, due 01/23/49		340,000	408,130
(fixed, converts to FRN on 04/23/28),
4.005%, due 04/23/29		650,000	753,469
(fixed, converts to FRN on 03/24/30),
4.493%, due 03/24/31		190,000	229,558
Series CC,
(fixed, converts to FRN on 11/01/22),
4.625%, due 11/01/22[9]		100,000	97,500
Series FF,
(fixed, converts to FRN on 08/01/24),
5.000%, due 08/01/24[9]		95,000	95,000
Series HH,
(fixed, converts to FRN on 02/01/25),
4.600%, due 02/01/25[9]		41,000	40,426
Lloyds Bank PLC EMTN
7.500%, due 04/02/32[4,7]		2,200,000	1,764,046
Lloyds Banking Group PLC
3.000%, due 01/11/22		1,300,000	1,335,971
(fixed, converts to FRN on 09/27/25),
7.500%, due 09/27/25[9]		200,000	215,582
Lloyds Banking Group PLC MTN
4.000%, due 03/07/25	AUD	1,700,000	1,307,635

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(continued)
M&T Bank Corp.,
Series G,
(fixed, converts to FRN on 08/01/24),
5.000%, due 08/01/24[9]	56,000	57,262
Mitsubishi UFJ Financial Group, Inc.
3 mo. USD LIBOR + 0.740%,
0.981%, due 03/02/23[2]	1,600,000	1,609,109
3.455%, due 03/02/23	1,900,000	2,029,517
Mizuho Financial Group, Inc.
(fixed, converts to FRN on 09/11/23),
3.922%, due 09/11/24	1,100,000	1,193,604
Morgan Stanley
(fixed, converts to FRN on 07/22/27),
3.591%, due 07/22/28	1,330,000	1,494,864
Series H,
(fixed, converts to FRN on 01/15/21),
3.847%, due 01/15/21[9]	395,000	380,173
Morgan Stanley GMTN
(fixed, converts to FRN on 01/22/30),
2.699%, due 01/22/31	210,000	224,193
Natwest Group PLC
(fixed, converts to FRN on 08/28/30),
3.032%, due 11/28/35	550,000	533,456
(fixed, converts to FRN on 08/15/21),
8.625%, due 08/15/21[9]	1,400,000	1,444,954
PNC Financial Services Group, Inc./The
2.200%, due 11/01/24	1,800,000	1,906,066
Series S,
(fixed, converts to FRN on 11/01/26),
5.000%, due 11/01/26[9]	67,000	71,626
Regions Financial Corp.,
Series D,
(fixed, converts to FRN on 06/15/25),
5.750%, due 06/15/25[6,9]	25,000	26,781
Santander UK Group Holdings PLC
2.875%, due 08/05/21	1,700,000	1,730,433
3.125%, due 01/08/21	1,700,000	1,708,053
Skandinaviska Enskilda Banken AB
(fixed, converts to FRN on 05/13/25),
5.125%, due 05/13/25[7,9]	200,000	202,750
Societe Generale S.A.
4.250%, due 09/14/23[3]	1,500,000	1,628,025

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(concluded)
Standard Chartered PLC
(fixed, converts to FRN on 05/21/24),
3.785%, due 05/21/25[3]	1,500,000	1,609,516
Sumitomo Mitsui Financial Group, Inc.
2.696%, due 07/16/24[6]	1,400,000	1,489,375
Synchrony Bank
3.650%, due 05/24/21	1,600,000	1,620,030
Truist Financial Corp.,
Series L,
(fixed, converts to FRN on 12/15/24),
5.050%, due 12/15/24[9]	73,000	71,511
Series N,
(fixed, converts to FRN on 09/01/24),
4.800%, due 09/01/24[6,9]	130,000	131,060
Series Q,
(fixed, converts to FRN on 03/01/30),
5.100%, due 03/01/30[9]	25,000	27,358
UniCredit SpA
7.830%, due 12/04/23[3]	3,300,000	3,866,097
United Overseas Bank Ltd.
3.200%, due 04/23/21[3]	1,600,000	1,620,216
Wells Fargo & Co.
3 mo. USD LIBOR + 1.230%,
1.444%, due 10/31/23[2]	1,400,000	1,418,963
Series S,
(fixed, converts to FRN on 06/15/24),
5.900%, due 06/15/24[6,9]	84,000	84,732
Series U,
(fixed, converts to FRN on 06/15/25),
5.875%, due 06/15/25[9]	69,000	74,029
Wells Fargo & Co. MTN
(fixed, converts to FRN on 02/11/30),
2.572%, due 02/11/31[6]	625,000	650,884
(fixed, converts to FRN on 06/17/26),
3.196%, due 06/17/27	1,500,000	1,633,649
(fixed, converts to FRN on 04/04/50),
5.013%, due 04/04/51	190,000	255,857
Wells Fargo Bank N.A.
3.550%, due 08/14/23	735,000	795,051
		82,911,939
Beverages—0.8%
Anheuser-Busch InBev Worldwide, Inc.
4.600%, due 04/15/48	325,000	385,007

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Beverages—(concluded)
4.600%, due 06/01/60	1,400,000	1,664,571
4.750%, due 04/15/58	500,000	600,722
Coca-Cola Femsa SAB de CV
1.850%, due 09/01/32	1,400,000	1,400,980
Suntory Holdings Ltd.
2.250%, due 10/16/24[3]	1,500,000	1,561,176
		5,612,456
Building materials—0.3%
Builders FirstSource, Inc.
5.000%, due 03/01/30[3]	35,000	36,925
Cemex SAB de CV
7.375%, due 06/05/27[3]	55,000	60,583
Forterra Finance LLC/FRTA Finance Corp.
6.500%, due 07/15/25[3]	50,000	52,813
Fortune Brands Home & Security, Inc.
3.250%, due 09/15/29	1,400,000	1,544,223
JELD-WEN, Inc.
4.625%, due 12/15/25[3]	85,000	86,063
4.875%, due 12/15/27[3]	135,000	139,387
Masonite International Corp.
5.375%, due 02/01/28[3]	75,000	79,500
5.750%, due 09/15/26[3]	125,000	130,625
Standard Industries, Inc.
3.375%, due 01/15/31[3]	55,000	53,533
5.000%, due 02/15/27[3]	35,000	36,094
		2,219,746
Chemicals—0.9%
CF Industries, Inc.
5.375%, due 03/15/44	30,000	36,825
Element Solutions, Inc.
3.875%, due 09/01/28[3]	85,000	83,938
HB Fuller Co.
4.000%, due 02/15/27	75,000	76,463
4.250%, due 10/15/28	290,000	293,987
Huntsman International LLC
5.125%, due 11/15/22	1,300,000	1,392,910
Ingevity Corp.
3.875%, due 11/01/28[3]	100,000	101,520
Minerals Technologies, Inc.
5.000%, due 07/01/28[3]	35,000	36,050

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
NOVA Chemicals Corp.
4.875%, due 06/01/24[3]	85,000	84,082
5.250%, due 06/01/27[3]	280,000	273,420
Nutrition & Biosciences, Inc.
2.300%, due 11/01/30[3]	1,400,000	1,407,919
Olin Corp.
5.625%, due 08/01/29	275,000	284,279
Sasol Financing USA LLC
5.875%, due 03/27/24[6]	90,000	86,940
Syngenta Finance N.V.
4.441%, due 04/24/23[3]	1,600,000	1,691,401
Tronox, Inc.
6.500%, due 04/15/26[3,6]	45,000	45,642
WR Grace & Co-Conn
4.875%, due 06/15/27[3]	240,000	250,022
5.625%, due 10/01/24[3]	15,000	16,166
		6,161,564
Commercial services—1.7%
ADT Security Corp./The
4.875%, due 07/15/32[3]	180,000	185,346
APX Group, Inc.
6.750%, due 02/15/27[3]	105,000	109,462
ASGN, Inc.
4.625%, due 05/15/28[3]	155,000	159,385
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.750%, due 07/15/27[3,6]	70,000	66,412
Duke University
2.682%, due 10/01/44	1,700,000	1,731,906
Emory University
2.143%, due 09/01/30[6]	1,400,000	1,443,344
Garda World Security Corp.
4.625%, due 02/15/27[3]	165,000	160,875
IHS Markit Ltd.
5.000%, due 11/01/22[3]	901,000	964,384
Jaguar Holding Co. II/PPD Development LP
4.625%, due 06/15/25[3]	45,000	46,485
5.000%, due 06/15/28[3]	100,000	104,231
Korn Ferry
4.625%, due 12/15/27[3]	90,000	91,575
Moody’s Corp.
2.625%, due 01/15/23	1,700,000	1,778,090

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
Nielsen Co. Luxembourg SARL/The
5.000%, due 02/01/25[3,6]	180,000	184,896
Nielsen Finance LLC/Nielsen Finance Co.
5.625%, due 10/01/28[3]	150,000	155,250
5.875%, due 10/01/30[3]	100,000	105,125
PayPal Holdings, Inc.
2.850%, due 10/01/29	1,800,000	1,957,306
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375%, due 08/31/27[3]	50,000	48,250
5.750%, due 04/15/26[3]	390,000	415,350
6.250%, due 01/15/28[3]	120,000	121,258
Ritchie Bros Auctioneers, Inc.
5.375%, due 01/15/25[3]	220,000	226,325
Rockefeller Foundation/The
2.492%, due 10/01/50	1,400,000	1,394,370
Service Corp. International
3.375%, due 08/15/30	80,000	81,100
5.125%, due 06/01/29	50,000	54,642
ServiceMaster Co. LLC/The
5.125%, due 11/15/24[3]	195,000	200,167
United Rentals North America, Inc.
3.875%, due 02/15/31[6]	120,000	121,200
5.250%, due 01/15/30	35,000	37,931
		11,944,665
Computers—0.6%
Apple, Inc.
2.450%, due 08/04/26	610,000	661,677
Dell International LLC/EMC Corp.
4.900%, due 10/01/26[3]	1,300,000	1,480,257
5.850%, due 07/15/25[3]	800,000	939,371
6.100%, due 07/15/27[3]	60,000	71,295
6.200%, due 07/15/30[3]	55,000	67,279
International Business Machines Corp.
4.250%, due 05/15/49	265,000	325,788
Presidio Holdings, Inc.
4.875%, due 02/01/27[3]	110,000	112,922
Science Applications International Corp.
4.875%, due 04/01/28[3]	230,000	240,939

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Computers—(concluded)
Western Digital Corp.
4.750%, due 02/15/26[6]	250,000	269,262
		4,168,790
Cosmetics & personal Care—0.0%†
Edgewell Personal Care Co.
5.500%, due 06/01/28[3]	250,000	262,745

Distribution & wholesale—0.1%
HD Supply, Inc.
5.375%, due 10/15/26[3]	95,000	99,374
IAA, Inc.
5.500%, due 06/15/27[3]	110,000	115,637
KAR Auction Services, Inc.
5.125%, due 06/01/25[3]	185,000	186,387
Performance Food Group, Inc.
5.500%, due 06/01/24[3]	130,000	130,975
5.500%, due 10/15/27[3]	95,000	97,375
6.875%, due 05/01/25[3,6]	20,000	21,150
Resideo Funding, Inc.
6.125%, due 11/01/26[3]	120,000	115,800
Univar Solutions USA, Inc.
5.125%, due 12/01/27[3]	80,000	82,906
		849,604
Diversified financial services—2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.875%, due 01/23/28	150,000	142,164
4.450%, due 10/01/25	650,000	657,298
4.450%, due 04/03/26	1,200,000	1,208,130
Air Lease Corp. MTN
2.300%, due 02/01/25	475,000	468,403
Aircastle Ltd.
5.500%, due 02/15/22	1,500,000	1,542,885
Avolon Holdings Funding Ltd.
3.950%, due 07/01/24[3]	1,400,000	1,371,441
BGC Partners, Inc.
5.375%, due 07/24/23	1,400,000	1,486,511
Charles Schwab Corp./The,
Series G,
(fixed, converts to FRN on 06/01/25),
5.375%, due 06/01/25[9]	40,000	43,800

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Diversified financial services—(continued)
Depository Trust & Clearing Corp./The,
Series C,
(fixed, converts to FRN on 12/15/20),
3.417%, due 12/15/20[3,9]	2,000,000	1,900,000
Discover Financial Services,
Series C,
(fixed, converts to FRN on 10/30/27),
5.500%, due 10/30/27[9]	125,000	121,931
Series D,
(fixed, converts to FRN on 06/23/25),
6.125%, due 06/23/25[9]	25,000	26,950
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust,
Series 2012 Class 1A,
5.125%, due 11/30/22[3]	207,985	183,476
GE Capital Funding LLC
4.400%, due 05/15/30[3]	1,700,000	1,851,913
Global Aircraft Leasing Co. Ltd.
6.500% Cash or 7.250% PIK,
6.500%, due 09/15/24[2,3,8]	72,537	48,600
Lazard Group LLC
4.375%, due 03/11/29	400,000	457,125
LeasePlan Corp. N.V.
2.875%, due 10/24/24[3]	1,500,000	1,548,707
Lehman Brothers Holdings, Inc. MTN
0.000%, due 12/30/16[10]	1,900,000	21,280
1.000%, due 12/30/16[10]	900,000	10,080
1.000%, due 01/24/49[10]	4,500,000	50,400
LPL Holdings, Inc.
4.625%, due 11/15/27[3]	60,000	61,500
5.750%, due 09/15/25[3]	293,000	302,523
Navient Corp. MTN,
Series A,
5.625%, due 01/25/25	500,000	473,119
OneMain Finance Corp.
6.125%, due 03/15/24	35,000	36,792
6.875%, due 03/15/25[6]	1,345,000	1,479,500
7.125%, due 03/15/26	105,000	116,430

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
Synchrony Financial
2.850%, due 07/25/22	1,150,000	1,186,457
		16,797,415
Electric—6.6%
Adani Electricity Mumbai Ltd.
3.949%, due 02/12/30[3]	1,855,000	1,832,796
Alabama Power Co.,
Series 20-A,
1.450%, due 09/15/30	600,000	594,876
American Transmission Systems, Inc.
5.250%, due 01/15/22[3]	900,000	945,521
Avangrid, Inc.
3.800%, due 06/01/29	1,600,000	1,830,103
Black Hills Corp.
2.500%, due 06/15/30	1,400,000	1,441,099
Calpine Corp.
4.500%, due 02/15/28[3]	370,000	376,475
4.625%, due 02/01/29[3]	133,000	134,291
5.000%, due 02/01/31[3]	184,000	187,855
5.125%, due 03/15/28[3]	95,000	97,955
Clearway Energy Operating LLC
4.750%, due 03/15/28[3]	35,000	36,794
Commonwealth Edison Co.
3.700%, due 03/01/45	745,000	852,078
Dominion Energy, Inc.,
Series B,
(fixed, converts to FRN on 12/15/24),
4.650%, due 12/15/24[9]	55,000	56,284
Duke Energy Corp.
3.750%, due 04/15/24	1,700,000	1,866,451
Edison International
2.950%, due 03/15/23	1,500,000	1,547,048
Enel Finance International N.V.
4.250%, due 09/14/23[3]	1,600,000	1,749,960
Entergy Gulf States Louisiana LLC
5.590%, due 10/01/24	2,207,000	2,616,698
Exelon Corp.
4.700%, due 04/15/50	350,000	443,373
Idaho Power Co.,
Series K,
4.200%, due 03/01/48	1,400,000	1,733,864

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Electric—(continued)
LG&E and KU Energy LLC
4.375%, due 10/01/21	1,440,000	1,475,767
MidAmerican Energy Co.
3.650%, due 04/15/29	1,400,000	1,643,546
Monongahela Power Co.
3.550%, due 05/15/27[3]	1,800,000	1,946,097
NextEra Energy Capital Holdings, Inc.
3.200%, due 02/25/22	1,500,000	1,555,540
3.550%, due 05/01/27	1,700,000	1,907,591
Niagara Mohawk Power Corp.
4.278%, due 12/15/28[3]	2,100,000	2,496,892
Northern States Power Co.
2.900%, due 03/01/50	1,300,000	1,362,914
NRG Energy, Inc.
5.250%, due 06/15/29[3]	180,000	195,075
7.250%, due 05/15/26	30,000	31,710
Pacific Gas and Electric Co.
1.750%, due 06/16/22	900,000	900,107
3.150%, due 01/01/26[6]	500,000	510,526
3.300%, due 08/01/40[6]	225,000	206,785
3.400%, due 08/15/24[6]	1,400,000	1,453,755
3.750%, due 02/15/24	1,600,000	1,670,591
PPL Capital Funding, Inc.
3.500%, due 12/01/22	1,700,000	1,790,046
San Diego Gas & Electric Co.,
Series VVV,
1.700%, due 10/01/30	1,400,000	1,386,101
Sempra Energy
2.900%, due 02/01/23	2,178,000	2,284,510
Southern Co./The,
Series B,
(fixed, converts to FRN on 10/15/25),
4.000%, due 01/15/51	575,000	584,728
Talen Energy Supply LLC
6.625%, due 01/15/28[3]	150,000	143,250
7.250%, due 05/15/27[3]	115,000	115,237
7.625%, due 06/01/28[3]	35,000	34,256
Vistra Operations Co. LLC
5.000%, due 07/31/27[3]	125,000	130,625
5.500%, due 09/01/26[3]	60,000	62,100
5.625%, due 02/15/27[3]	90,000	93,825

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Electric—(concluded)
WEC Energy Group, Inc.
1.800%, due 10/15/30	1,300,000	1,284,731
Xcel Energy, Inc.
3.400%, due 06/01/30[6]	1,600,000	1,812,288
		45,422,114
Electrical components & equipment—0.1%
Energizer Holdings, Inc.
4.375%, due 03/31/29[3]	90,000	90,855
4.750%, due 06/15/28[3]	280,000	288,154
EnerSys
4.375%, due 12/15/27[3]	45,000	46,125
		425,134
Electronics—0.0%†
Sensata Tech, Inc.
4.375%, due 02/15/30[3]	20,000	20,900
Sensata Technologies BV
4.875%, due 10/15/23[3]	145,000	153,519
Sensata Technologies, Inc.
3.750%, due 02/15/31[3]	50,000	49,500
		223,919
Energy-Alternate Sources—0.4%
Azure Power Solar Energy Pvt Ltd.
5.650%, due 12/24/24[3,6]	1,500,000	1,575,750
Greenko Solar Mauritius Ltd.
5.950%, due 07/29/26[3]	1,300,000	1,370,977
		2,946,727
Engineering & construction—0.3%
AECOM
5.875%, due 10/15/24	35,000	38,500
frontdoor, Inc.
6.750%, due 08/15/26[3]	185,000	197,487
IHS Netherlands Holdco BV
8.000%, due 09/18/27[3]	55,000	55,825

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Engineering & construction—(concluded)
Sydney Airport Finance Co. Pty Ltd.
3.375%, due 04/30/25[3]	1,800,000	1,912,584
		2,204,396
Entertainment—0.3%
Caesars Entertainment, Inc.
6.250%, due 07/01/25[3]	165,000	169,413
Cedar Fair LP
5.250%, due 07/15/29[6]	25,000	22,688
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.375%, due 04/15/27	35,000	32,419
5.500%, due 05/01/25[3]	275,000	278,438
Churchill Downs, Inc.
5.500%, due 04/01/27[3]	295,000	305,509
Live Nation Entertainment, Inc.
4.750%, due 10/15/27[3]	250,000	230,000
4.875%, due 11/01/24[3]	155,000	149,246
6.500%, due 05/15/27[3]	285,000	304,950
Scientific Games International, Inc.
5.000%, due 10/15/25[3]	100,000	100,375
Six Flags Entertainment Corp.
4.875%, due 07/31/24[3]	55,000	51,108
Six Flags Theme Parks, Inc.
7.000%, due 07/01/25[3]	220,000	232,925
Vail Resorts, Inc.
6.250%, due 05/15/25[3]	70,000	73,500
		1,950,571
Environmental control—0.0%†
Clean Harbors, Inc.
4.875%, due 07/15/27[3]	30,000	31,350
5.125%, due 07/15/29[3]	15,000	16,304
Harsco Corp.
5.750%, due 07/31/27[3]	125,000	127,812
		175,466
Food—0.8%
Danone SA
2.077%, due 11/02/21[3]	1,500,000	1,519,668
Grupo Bimbo SAB de CV
4.700%, due 11/10/47[3]	705,000	820,202
Kraft Heinz Foods Co.
4.875%, due 10/01/49[3]	140,000	147,422

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Food—(concluded)
5.000%, due 06/04/42	85,000	93,109
5.200%, due 07/15/45	205,000	226,306
7.125%, due 08/01/39[3]	1,200,000	1,613,733
Kroger Co./The
5.400%, due 01/15/49	115,000	158,931
Lamb Weston Holdings, Inc.
4.875%, due 05/15/28[3]	20,000	21,670
MARB BondCo PLC
6.875%, due 01/19/25[3]	75,000	77,497
Minerva Luxembourg SA
6.500%, due 09/20/26[3]	70,000	72,800
Post Holdings, Inc.
4.625%, due 04/15/30[3]	115,000	118,019
5.000%, due 08/15/26[3]	30,000	31,110
5.500%, due 12/15/29[3]	295,000	318,231
5.625%, due 01/15/28[3]	95,000	100,225
5.750%, due 03/01/27[3]	20,000	20,954
US Foods, Inc.
6.250%, due 04/15/25[3]	245,000	256,025
		5,595,902
Food Service—0.1%
Aramark Services, Inc.
5.000%, due 04/01/25[3,6]	205,000	208,090
5.000%, due 02/01/28[3,6]	505,000	509,474
6.375%, due 05/01/25[3]	100,000	104,888
		822,452
Hand & machine tools—0.0%†
Colfax Corp.
6.375%, due 02/15/26[3]	70,000	73,675

Healthcare-products—0.0%†
Avantor Funding, Inc.
4.625%, due 07/15/28[3]	75,000	77,715

Healthcare-services—0.6%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[3,6]	40,000	41,212
Aetna, Inc.
2.750%, due 11/15/22	1,600,000	1,660,258
Centene Corp.
4.250%, due 12/15/27	110,000	115,775

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Healthcare-services—(concluded)
5.375%, due 08/15/26[3,6]	165,000	174,488
DaVita, Inc.
3.750%, due 02/15/31[3]	80,000	76,900
4.625%, due 06/01/30[3]	145,000	147,486
Encompass Health Corp.
4.625%, due 04/01/31	145,000	149,350
Fresenius Medical Care US Finance, Inc.
5.750%, due 02/15/21[3]	600,000	608,398
HCA, Inc.
5.250%, due 06/15/49	405,000	491,072
5.375%, due 02/01/25	95,000	105,196
5.375%, due 09/01/26	130,000	146,088
5.625%, due 09/01/28	115,000	133,854
5.875%, due 02/01/29	30,000	35,295
Legacy LifePoint Health LLC
4.375%, due 02/15/27[3]	45,000	44,537
Tenet Healthcare Corp.
4.625%, due 09/01/24[3]	15,000	15,356
4.625%, due 06/15/28[3]	420,000	426,038
5.125%, due 11/01/27[3]	45,000	46,337
		4,417,640
Holding companies-divers—0.5%
CVS Pass-Through Trust
4.704%, due 01/10/36[3]	2,851,663	3,153,037

Home builders—0.7%
D.R. Horton, Inc.
4.375%, due 09/15/22	1,400,000	1,483,748
NVR, Inc.
3.950%, due 09/15/22	1,800,000	1,897,061
Shea Homes LP/Shea Homes Funding Corp.
4.750%, due 02/15/28[3,6]	35,000	35,350
4.750%, due 04/01/29[3]	40,000	40,600
Taylor Morrison Communities, Inc.
5.125%, due 08/01/30[3]	180,000	195,423
5.750%, due 01/15/28[3]	80,000	88,800
5.875%, due 06/15/27[3]	75,000	82,875
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, due 03/01/24[3]	140,000	148,050
Toll Brothers Finance Corp.
4.350%, due 02/15/28[6]	65,000	70,968
5.625%, due 01/15/24[6]	105,000	114,713

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Home builders—(concluded)
TRI Pointe Group, Inc.
5.250%, due 06/01/27	85,000	91,375
5.700%, due 06/15/28[6]	195,000	216,450
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, due 06/15/24	30,000	32,456
Williams Scotsman International, Inc.
4.625%, due 08/15/28[3]	35,000	35,574
		4,533,443
Household products/wares—0.0%†
Spectrum Brands, Inc.
5.000%, due 10/01/29[3,6]	15,000	15,900
5.500%, due 07/15/30[3]	55,000	58,850
5.750%, due 07/15/25	85,000	87,444
		162,194
Insurance—1.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250%, due 10/15/27[3]	115,000	114,137
Equitable Holdings, Inc.
4.350%, due 04/20/28	1,700,000	1,950,857
5.000%, due 04/20/48	485,000	579,010
Fidelity National Financial, Inc.
3.400%, due 06/15/30[6]	1,500,000	1,597,192
Jackson National Life Global Funding
2.375%, due 09/15/22[3]	1,500,000	1,553,838
Prudential Financial, Inc.
(fixed, converts to FRN on 05/15/25),
5.375%, due 05/15/45	47,000	50,738
Reliance Standard Life Global Funding II
3.850%, due 09/19/23[3]	1,400,000	1,503,937
		7,349,709
Internet—0.4%
ANGI Group LLC
3.875%, due 08/15/28[3]	50,000	49,438
Cars.com, Inc.
6.375%, due 11/01/28[3]	40,000	39,800
Expedia Group, Inc.
3.800%, due 02/15/28	1,400,000	1,405,879
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.250%, due 12/01/27[3]	140,000	146,650

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Internet—(concluded)
Match Group Holdings II LLC
4.625%, due 06/01/28[3]	145,000	150,126
5.625%, due 02/15/29[3]	135,000	145,462
Netflix, Inc.
4.875%, due 04/15/28	85,000	95,600
5.375%, due 11/15/29[3]	115,000	134,694
5.875%, due 02/15/25	25,000	28,281
5.875%, due 11/15/28[6]	125,000	149,349
6.375%, due 05/15/29[6]	165,000	202,125
		2,547,404
Iron & steel—0.0%†
Carpenter Technology Corp.
6.375%, due 07/15/28	45,000	47,174

Leisure Time—0.1%
Carnival Corp.
9.875%, due 08/01/27[3,6]	45,000	47,194
10.500%, due 02/01/26[3,6]	80,000	87,000
11.500%, due 04/01/23[3]	350,000	386,750
Royal Caribbean Cruises Ltd.
11.500%, due 06/01/25[3]	255,000	291,656
		812,600
Lodging—0.6%
Hilton Domestic Operating Co., Inc.
5.125%, due 05/01/26	80,000	81,000
5.375%, due 05/01/25[3]	5,000	5,167
5.750%, due 05/01/28[3]	85,000	89,097
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.625%, due 04/01/25	55,000	55,509
4.875%, due 04/01/27	250,000	252,906
Hyatt Hotels Corp.
5.375%, due 04/23/25	20,000	21,689
Marriott International, Inc.
3.600%, due 04/15/24	1,500,000	1,549,015
4.625%, due 06/15/30	25,000	26,666
Wyndham Hotels & Resorts, Inc.
4.375%, due 08/15/28[3]	205,000	203,754
5.375%, due 04/15/26[3]	80,000	81,000

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Lodging—(concluded)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, due 03/01/25[3]	2,065,000	1,977,238
		4,343,041
Machinery-construction & mining—0.1%
Terex Corp.
5.625%, due 02/01/25[3]	320,000	320,800

Machinery-diversified—0.1%
RBS Global, Inc./Rexnord LLC
4.875%, due 12/15/25[3]	130,000	132,275
SPX FLOW, Inc.
5.875%, due 08/15/26[3]	100,000	104,250
Stevens Holding Co., Inc.
6.125%, due 10/01/26[3]	170,000	181,687
		418,212
Media—2.2%
Cable One, Inc.
4.000%, due 11/15/30[3,5]	95,000	96,425
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[3]	375,000	383,437
4.500%, due 08/15/30[3]	100,000	103,875
4.500%, due 05/01/32[3]	40,000	41,300
4.750%, due 03/01/30[3]	335,000	352,370
5.000%, due 02/01/28[3]	210,000	221,130
5.500%, due 05/01/26[3]	75,000	78,000
5.750%, due 02/15/26[3]	35,000	36,283
Charter Communications Operating LLC/Charter Communications Operating Capital
4.464%, due 07/23/22	1,700,000	1,801,572
4.800%, due 03/01/50	765,000	867,841
Clear Channel Worldwide Holdings, Inc.
5.125%, due 08/15/27[3]	19,000	18,430
CSC Holdings LLC
3.375%, due 02/15/31[3]	200,000	192,352
5.500%, due 05/15/26[3]	200,000	207,750
5.500%, due 04/15/27[3]	200,000	210,500
5.750%, due 01/15/30[3]	470,000	502,451
7.500%, due 04/01/28[3]	200,000	218,973
Cumulus Media New Holdings, Inc.
6.750%, due 07/01/26[3,6]	20,000	18,600
Discovery Communications LLC
3.625%, due 05/15/30[6]	360,000	397,828

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Media—(concluded)
DISH DBS Corp.
5.875%, due 11/15/24		115,000	115,694
7.375%, due 07/01/28		195,000	196,463
7.750%, due 07/01/26		30,000	31,800
Fox Corp.
5.576%, due 01/25/49		550,000	748,330
Midcontinent Communications/Midcontinent Finance Corp.
5.375%, due 08/15/27[3]		35,000	36,439
Nexstar Broadcasting, Inc.
5.625%, due 07/15/27[3]		135,000	140,738
Radiate Holdco LLC/Radiate Finance, Inc.
4.500%, due 09/15/26[3]		40,000	40,200
Sirius XM Radio, Inc.
4.125%, due 07/01/30[3]		80,000	82,241
4.625%, due 07/15/24[3]		105,000	108,276
5.000%, due 08/01/27[3]		80,000	83,800
5.375%, due 07/15/26[3]		145,000	151,012
5.500%, due 07/01/29[3,6]		350,000	380,958
TEGNA, Inc.
4.750%, due 03/15/26[3]		80,000	82,200
Telenet Finance Luxembourg Notes SARL
5.500%, due 03/01/28[3]		200,000	210,000
Time Warner Entertainment Co. LP
8.375%, due 03/15/23		1,200,000	1,404,616
ViacomCBS, Inc.
4.200%, due 05/19/32[6]		355,000	407,865
4.950%, due 01/15/31[6]		270,000	327,502
Virgin Media Secured Finance PLC
5.000%, due 04/15/27[3]	GBP	2,200,000	2,944,152
5.500%, due 08/15/26[3]		200,000	208,070
Walt Disney Co./The
3.600%, due 01/13/51		1,500,000	1,663,895
			15,113,368
Metal Fabricate/Hardware—0.0%†
Advanced Drainage Systems, Inc.
5.000%, due 09/30/27[3]		35,000	36,623

Mining—0.2%
Alcoa Nederland Holding BV
5.500%, due 12/15/27[3]		200,000	210,500
Arconic Corp.
6.125%, due 02/15/28[3]		25,000	26,341

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Mining—(concluded)
Constellium SE
5.625%, due 06/15/28[3,6]	50,000	52,100
FMG Resources August 2006 Pty Ltd.
4.750%, due 05/15/22[3]	20,000	20,466
Freeport-McMoRan, Inc.
4.125%, due 03/01/28[6]	80,000	81,650
4.250%, due 03/01/30	80,000	84,050
4.375%, due 08/01/28[6]	105,000	109,594
4.550%, due 11/14/24	45,000	48,375
4.625%, due 08/01/30	95,000	101,412
5.000%, due 09/01/27	35,000	36,531
5.250%, due 09/01/29	35,000	37,800
5.400%, due 11/14/34	30,000	34,350
5.450%, due 03/15/43	265,000	302,384
Hudbay Minerals, Inc.
6.125%, due 04/01/29[3]	85,000	86,913
7.625%, due 01/15/25[3]	50,000	51,875
Joseph T Ryerson & Son, Inc.
8.500%, due 08/01/28[3]	36,000	38,576
Minera Mexico SA de CV
4.500%, due 01/26/50[3]	70,000	75,782
Novelis Corp.
4.750%, due 01/30/30[3]	90,000	91,270
5.875%, due 09/30/26[3]	80,000	82,550
		1,572,519
Miscellaneous manufacturers—0.4%
Amsted Industries, Inc.
4.625%, due 05/15/30[3]	45,000	46,350
General Electric Co.
4.250%, due 05/01/40	1,800,000	1,886,525
4.350%, due 05/01/50[6]	375,000	396,377
General Electric Co., MTN
5.875%, due 01/14/38	550,000	660,534
Hillenbrand, Inc.
5.750%, due 06/15/25	20,000	21,250
		3,011,036
Oil & gas—2.1%
Apache Corp.
4.375%, due 10/15/28	50,000	45,955
4.750%, due 04/15/43	70,000	61,950
4.875%, due 11/15/27	50,000	46,925

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
5.100%, due 09/01/40	30,000	27,540
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000%, due 11/01/26[3]	85,000	75,225
BG Energy Capital PLC
4.000%, due 10/15/21[3]	1,400,000	1,444,381
BP Capital Markets America, Inc.
3.633%, due 04/06/30	225,000	253,538
BP Capital Markets PLC
(fixed, converts to FRN on 03/22/30),
4.875%, due 03/22/30[9]	540,000	567,000
Canadian Natural Resources Ltd., GMTN
4.950%, due 06/01/47	255,000	269,709
Chevron Corp.
2.978%, due 05/11/40	1,700,000	1,795,608
Concho Resources, Inc.
4.875%, due 10/01/47	440,000	540,288
CrownRock LP/CrownRock Finance, Inc.
5.625%, due 10/15/25[3]	95,000	93,421
Ecopetrol SA
5.875%, due 05/28/45	80,000	86,829
Equinor ASA
3.125%, due 04/06/30[6]	1,700,000	1,874,050
Exxon Mobil Corp.
3.452%, due 04/15/51	575,000	607,061
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 10/01/25[3]	45,000	41,597
6.250%, due 11/01/28[3]	45,000	41,223
KazMunayGas National Co. JSC
3.500%, due 04/14/33[3,6]	20,000	20,624
5.750%, due 04/19/47[3]	15,000	18,599
Lukoil Securities BV
3.875%, due 05/06/30[3,6]	70,000	74,207
Marathon Oil Corp.
2.800%, due 11/01/22[6]	646,000	657,795
Occidental Petroleum Corp.
2.900%, due 08/15/24	80,000	66,600
3.200%, due 08/15/26[6]	1,730,000	1,336,425
3.500%, due 08/15/29	535,000	385,981
4.300%, due 08/15/39	185,000	125,800
5.875%, due 09/01/25[6]	55,000	48,400
Odebrecht Offshore Drilling Finance Ltd.
6.720%, due 12/01/22[7]	204,636	185,198

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
7.720%, due 12/01/26[7,8]	1,300,905	125,212
Parsley Energy LLC/Parsley Finance Corp.
5.250%, due 08/15/25[3]	185,000	190,550
5.625%, due 10/15/27[3]	50,000	53,187
PDC Energy, Inc.
5.750%, due 05/15/26	215,000	202,637
Petroleos Mexicanos
7.690%, due 01/23/50	130,000	108,021
Range Resources Corp.
4.875%, due 05/15/25[6]	160,000	148,800
9.250%, due 02/01/26[3]	50,000	53,000
Rio Oil Finance Trust,
Series 2014-1,
9.250%, due 07/06/24[3]	926,742	1,013,624
Shell International Finance BV
2.750%, due 04/06/30[6]	1,500,000	1,615,517
WPX Energy, Inc.
5.250%, due 09/15/24	65,000	67,437
5.250%, due 10/15/27	25,000	25,073
5.750%, due 06/01/26	50,000	51,350
5.875%, due 06/15/28	15,000	15,338
		14,461,675
Oil & gas services—0.0%†
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[3]	60,000	57,900
Odebrecht Oil & Gas Finance Ltd.
0.000%, due 11/30/20[3,9,11]	174,037	175
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 09/01/27	45,000	45,234
		103,309
Packaging & containers—0.5%
Berry Global, Inc.
4.500%, due 02/15/26[3,6]	145,000	146,937
4.875%, due 07/15/26[3]	215,000	225,212
5.625%, due 07/15/27[3,6]	35,000	36,615
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, due 09/30/26	145,000	154,226
Crown Americas LLC/Crown Americas Capital Corp. VI
4.750%, due 02/01/26	45,000	46,688
Graphic Packaging International, Inc.
4.875%, due 11/15/22[6]	40,000	41,400

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Packaging & containers—(concluded)
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.000%, due 09/15/28[3]	145,000	147,537
Mauser Packaging Solutions Holding Co.
5.500%, due 04/15/24[3]	215,000	215,082
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
4.000%, due 10/15/27[3]	145,000	147,175
Sealed Air Corp.
4.000%, due 12/01/27[3]	75,000	78,562
5.250%, due 04/01/23[3]	75,000	79,219
5.500%, due 09/15/25[3]	70,000	78,313
Silgan Holdings, Inc.
4.125%, due 02/01/28	80,000	83,096
4.750%, due 03/15/25	140,000	142,800
WRKCo, Inc.
4.650%, due 03/15/26	1,200,000	1,409,850
4.900%, due 03/15/29	500,000	601,133
		3,633,845
Pharmaceuticals—3.0%
AbbVie, Inc.
2.900%, due 11/06/22	1,600,000	1,675,360
3.375%, due 11/14/21	1,900,000	1,956,433
3.450%, due 03/15/22[3,6]	1,400,000	1,448,989
4.050%, due 11/21/39[3]	215,000	245,554
4.250%, due 11/21/49[3]	210,000	244,268
4.700%, due 05/14/45	450,000	548,472
Bausch Health Americas, Inc.
8.500%, due 01/31/27[3]	75,000	82,007
Bausch Health Cos., Inc.
5.000%, due 01/30/28[3]	145,000	143,315
5.750%, due 08/15/27[3]	15,000	16,088
6.125%, due 04/15/25[3]	290,000	298,120
7.000%, due 01/15/28[3]	55,000	58,300
Bayer US Finance II LLC
3 mo. USD LIBOR + 0.630%,
0.855%, due 06/25/21[2,3]	700,000	701,551
3 mo. USD LIBOR + 1.010%,
1.260%, due 12/15/23[2,3]	1,900,000	1,915,379
3.500%, due 06/25/21[3]	1,600,000	1,627,561
Cigna Corp.
3 mo. USD LIBOR + 0.890%,
1.127%, due 07/15/23[2]	800,000	808,270

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
CVS Health Corp.
3.700%, due 03/09/23		647,000	692,536
4.750%, due 12/01/22		1,500,000	1,613,654
5.050%, due 03/25/48[6]		705,000	890,835
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
5.875%, due 10/15/24[3,6]		140,000	140,000
Mylan N.V.
3.150%, due 06/15/21		1,200,000	1,217,378
Takeda Pharmaceutical
3.375%, due 07/09/60[6]		390,000	403,724
Takeda Pharmaceutical Co. Ltd.
4.400%, due 11/26/23		1,800,000	1,996,383
Teva Pharmaceutical Finance Netherlands II BV
3.250%, due 04/15/22	EUR	1,200,000	1,397,021
Teva Pharmaceutical Finance Netherlands III BV
3.150%, due 10/01/26		90,000	79,200
Upjohn, Inc.
4.000%, due 06/22/50[3]		325,000	340,824
Vizient, Inc.
6.250%, due 05/15/27[3]		55,000	58,163
			20,599,385
Pipelines—1.7%
Buckeye Partners LP
3.950%, due 12/01/26		180,000	166,950
4.125%, due 03/01/25[3]		100,000	94,750
4.125%, due 12/01/27		65,000	61,100
4.500%, due 03/01/28[3]		110,000	104,500
Cheniere Corpus Christi Holdings LLC
7.000%, due 06/30/24		1,600,000	1,833,526
Cheniere Energy Partners LP
4.500%, due 10/01/29		400,000	407,808
5.250%, due 10/01/25		200,000	203,600
5.625%, due 10/01/26		115,000	117,875
Cheniere Energy, Inc.
4.625%, due 10/15/28[3]		215,000	221,987
DCP Midstream Operating LP
5.125%, due 05/15/29		105,000	104,411
5.375%, due 07/15/25		50,000	52,500
5.600%, due 04/01/44		5,000	4,356
5.625%, due 07/15/27		80,000	82,912
(fixed, converts to FRN on 05/21/23),
5.850%, due 05/21/43[3]		30,000	22,302

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Pipelines—(continued)
6.750%, due 09/15/37[3]	30,000	28,500
Energy Transfer Operating LP
3.750%, due 05/15/30	325,000	318,487
5.250%, due 04/15/29	1,500,000	1,623,450
6.250%, due 04/15/49	370,000	389,715
Series B,
(fixed, converts to FRN on 02/15/28),
6.625%, due 02/15/28[9]	750,000	532,500
Series G,
(fixed, converts to FRN on 05/15/30),
7.125%, due 05/15/30[9]	760,000	621,194
EnLink Midstream Partners LP
4.150%, due 06/01/25	5,000	4,301
4.850%, due 07/15/26	55,000	46,940
5.050%, due 04/01/45	40,000	25,200
5.450%, due 06/01/47	25,000	16,057
EQM Midstream Partners LP
4.000%, due 08/01/24	35,000	33,891
4.125%, due 12/01/26	40,000	37,726
4.750%, due 07/15/23	35,000	34,815
5.500%, due 07/15/28	160,000	162,040
6.000%, due 07/01/25[3]	40,000	41,000
6.500%, due 07/01/27[3]	50,000	52,440
Genesis Energy LP/Genesis Energy Finance Corp.
6.000%, due 05/15/23	75,000	68,156
6.250%, due 05/15/26	35,000	28,007
6.500%, due 10/01/25	40,000	33,200
Global Partners LP/GLP Finance Corp.
6.875%, due 01/15/29[3]	40,000	41,222
7.000%, due 08/01/27	50,000	51,471
Harvest Midstream I LP
7.500%, due 09/01/28[3,6]	90,000	89,325
Kinder Morgan, Inc.
5.550%, due 06/01/45	753,000	878,442
MPLX LP
4.000%, due 03/15/28	110,000	119,310
4.700%, due 04/15/48	770,000	757,816
NuStar Logistics LP
5.625%, due 04/28/27	30,000	29,400
5.750%, due 10/01/25	60,000	60,410
6.000%, due 06/01/26	35,000	34,562
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, due 12/15/29[6]	1,049,000	1,004,717

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
4.650%, due 10/15/25		379,000	404,257
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500%, due 09/15/24[3]		35,000	33,634
6.000%, due 03/01/27[3]		55,000	51,975
7.500%, due 10/01/25[3]		55,000	55,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.250%, due 11/15/23		10,000	9,999
4.875%, due 02/01/31[3]		65,000	63,434
5.000%, due 01/15/28[6]		10,000	9,875
5.125%, due 02/01/25		10,000	10,025
5.375%, due 02/01/27[6]		10,000	10,050
5.500%, due 03/01/30[3]		200,000	201,187
5.875%, due 04/15/26		70,000	71,400
6.500%, due 07/15/27		10,000	10,475
6.875%, due 01/15/29[6]		10,000	10,725
Western Midstream Operating LP
4.100%, due 02/01/25[4]		65,000	61,238
5.050%, due 02/01/30[4]		295,000	279,856
			11,926,551
Private Equity—0.2%
Carlyle Finance Subsidiary LLC
3.500%, due 09/19/29[3]		1,500,000	1,619,075

Real estate—0.4%
Ontario Teachers' Cadillac Fairview Properties Trust
3.125%, due 03/20/22[3]		300,000	307,710
Realogy Group LLC/Realogy Co-Issuer Corp.
4.875%, due 06/01/23[3,6]		35,000	34,869
Tesco Property Finance 5 PLC
5.661%, due 10/13/41[7]	GBP	685,066	1,174,800
Vesteda Finance BV EMTN
2.500%, due 10/27/22[7]	EUR	1,000,000	1,212,995
			2,730,374
Real estate investment trusts—0.4%
EPR Properties
3.750%, due 08/15/29[6]		160,000	136,402
ESH Hospitality, Inc.
4.625%, due 10/01/27[3]		95,000	93,100
5.250%, due 05/01/25[3]		485,000	485,000
Healthcare Trust of America Holdings LP
3.100%, due 02/15/30		290,000	308,909

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
Iron Mountain, Inc.
4.875%, due 09/15/27[3]	60,000	61,050
4.875%, due 09/15/29[3]	100,000	100,500
5.000%, due 07/15/28[3]	85,000	86,771
5.250%, due 03/15/28[3]	415,000	425,375
5.250%, due 07/15/30[3]	55,000	56,444
5.625%, due 07/15/32[3]	235,000	242,904
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
4.500%, due 01/15/28	10,000	10,150
MPT Operating Partnership LP/MPT Finance Corp.
5.250%, due 08/01/26	40,000	41,500
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.875%, due 10/01/28[3]	130,000	127,400
RHP Hotel Properties LP/RHP Finance Corp.
4.750%, due 10/15/27	100,000	92,412
5.000%, due 04/15/23[6]	65,000	63,050
SBA Communications Corp.
3.875%, due 02/15/27[3]	165,000	167,681
Starwood Property Trust, Inc.
4.750%, due 03/15/25	40,000	38,800
5.000%, due 12/15/21	75,000	74,625
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
7.875%, due 02/15/25[3]	80,000	84,800
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.000%, due 04/15/23[3]	150,000	151,969
VICI Properties LP/VICI Note Co., Inc.
4.250%, due 12/01/26[3]	75,000	76,264
		2,925,106
Retail—0.6%
1011778 BC ULC/New Red Finance, Inc.
4.000%, due 10/15/30[3]	145,000	144,094
4.250%, due 05/15/24[3]	135,000	137,767
5.000%, due 10/15/25[3]	67,000	68,682
5.750%, due 04/15/25[3,6]	30,000	31,966
Asbury Automotive Group, Inc.
4.500%, due 03/01/28[3,6]	29,000	29,508
4.750%, due 03/01/30[3]	24,000	24,780
Beacon Roofing Supply, Inc.
4.875%, due 11/01/25[3]	190,000	186,390
Ken Garff Automotive LLC
4.875%, due 09/15/28[3,6]	95,000	94,128

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Retail—(concluded)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.250%, due 06/01/26[3]	155,000	160,165
McDonald's Corp. MTN
3.600%, due 07/01/30	300,000	345,889
3.625%, due 09/01/49	130,000	144,142
Penske Automotive Group, Inc.
3.500%, due 09/01/25	130,000	131,137
5.500%, due 05/15/26	170,000	175,419
Staples, Inc.
7.500%, due 04/15/26[3]	180,000	168,300
Starbucks Corp.
2.550%, due 11/15/30	1,700,000	1,788,815
Yum! Brands, Inc.
4.750%, due 01/15/30[3]	130,000	139,452
7.750%, due 04/01/25[3]	20,000	21,969
		3,792,603
Semiconductors—2.0%
Amkor Technology, Inc.
6.625%, due 09/15/27[3]	100,000	107,000
Broadcom, Inc.
3.459%, due 09/15/26	2,986,000	3,248,033
4.110%, due 09/15/28	1,894,000	2,111,821
4.150%, due 11/15/30	565,000	632,794
Microchip Technology, Inc.
3.922%, due 06/01/21	1,300,000	1,324,592
Micron Technology, Inc.
4.975%, due 02/06/26	1,400,000	1,628,574
NXP BV/NXP Funding LLC
4.875%, due 03/01/24[3]	1,500,000	1,680,344
ON Semiconductor Corp.
3.875%, due 09/01/28[3]	100,000	101,750
QUALCOMM, Inc.
4.800%, due 05/20/45	2,000,000	2,681,758
Sensata Technologies UK Financing Co. PLC
6.250%, due 02/15/26[3]	65,000	67,275
		13,583,941
Software—0.8%
Black Knight InfoServ LLC
3.625%, due 09/01/28[3]	65,000	65,813
BY Crown Parent LLC/BY Bond Finance, Inc.
4.250%, due 01/31/26[3]	56,000	56,700

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Software—(concluded)
CDK Global, Inc.
4.875%, due 06/01/27		80,000	82,906
5.875%, due 06/15/26		35,000	36,444
Fair Isaac Corp.
4.000%, due 06/15/28[3]		105,000	108,544
j2 Cloud Services LLC/j2 Cloud Co-Obligor, Inc.
6.000%, due 07/15/25[3]		130,000	135,850
J2 Global, Inc.
4.625%, due 10/15/30[3]		285,000	287,950
MSCI, Inc.
4.000%, due 11/15/29[3]		75,000	78,274
Nuance Communications, Inc.
5.625%, due 12/15/26		145,000	152,250
Open Text Corp.
5.875%, due 06/01/26[3]		190,000	197,600
Oracle Corp.
3.600%, due 04/01/50		235,000	258,320
3.850%, due 04/01/60		1,615,000	1,825,600
4.000%, due 07/15/46		150,000	173,095
PTC, Inc.
4.000%, due 02/15/28[3]		125,000	129,219
SS&C Technologies, Inc.
5.500%, due 09/30/27[3]		245,000	260,393
VMware, Inc.
2.950%, due 08/21/22		1,500,000	1,557,281
			5,406,239
Telecommunications—2.4%
Altice France SA
5.500%, due 01/15/28[3]		200,000	202,625
5.875%, due 02/01/27[3]	EUR	1,100,000	1,335,562
7.375%, due 05/01/26[3]		800,000	835,000
8.125%, due 02/01/27[3]		215,000	233,812
AT&T, Inc.
2.750%, due 06/01/31		350,000	362,551
3.550%, due 09/15/55[3]		133,000	125,742
3.650%, due 06/01/51		670,000	656,428
3.650%, due 09/15/59[3]		1,059,000	1,002,461
4.350%, due 06/15/45		42,000	46,425
4.500%, due 03/09/48		441,000	491,558
British Telecommunications PLC
4.500%, due 12/04/23		1,500,000	1,655,760

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Telecommunications—(continued)
C&W Senior Financing DAC
6.875%, due 09/15/27[3,6]	55,000	57,915
CenturyLink, Inc.
4.000%, due 02/15/27[3]	70,000	71,567
CommScope, Inc.
6.000%, due 03/01/26[3]	195,000	202,287
Frontier Communications Corp.
5.875%, due 10/15/27[3,6]	105,000	106,969
Hughes Satellite Systems Corp.
7.625%, due 06/15/21	40,000	41,100
Level 3 Financing, Inc.
3.875%, due 11/15/29[3]	1,000,000	1,080,000
4.625%, due 09/15/27[3]	100,000	102,000
Motorola Solutions, Inc.
2.300%, due 11/15/30[6]	1,400,000	1,390,497
Oztel Holdings SPC Ltd.
6.625%, due 04/24/28[3]	60,000	58,852
QualityTech LP/QTS Finance Corp.
3.875%, due 10/01/28[3]	90,000	90,183
Sprint Capital Corp.
6.875%, due 11/15/28	215,000	271,706
8.750%, due 03/15/32	105,000	157,128
Sprint Communications, Inc.
6.000%, due 11/15/22	1,200,000	1,284,444
Sprint Corp.
7.625%, due 03/01/26	80,000	97,358
7.875%, due 09/15/23	125,000	142,656
Switch Ltd.
3.750%, due 09/15/28[3]	90,000	90,112
T-Mobile USA, Inc.
2.550%, due 02/15/31[3]	1,300,000	1,323,036
4.375%, due 04/15/40[3]	185,000	213,673
4.500%, due 04/15/50[3]	485,000	564,775
5.375%, due 04/15/27	45,000	48,037
Verizon Communications, Inc.
3.376%, due 02/15/25	866,000	961,056
4.522%, due 09/15/48	290,000	371,193
Vodafone Group PLC
3.750%, due 01/16/24	455,000	496,189

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(concluded)
Telecommunications—(concluded)
5.250%, due 05/30/48		280,000	361,105
			16,531,762
Transportation—0.3%
AP Moller - Maersk A/S
4.500%, due 06/20/29[3]		1,500,000	1,687,956
MV24 Capital BV
6.748%, due 06/01/34[3]		82,887	83,385
			1,771,341
Trucking & leasing—1.0%
NTT Finance Corp. EMTN
1.900%, due 07/21/21[7]		2,000,000	2,020,418
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.900%, due 02/01/24[3]		1,200,000	1,304,846
4.250%, due 01/17/23[3]		1,300,000	1,398,830
SMBC Aviation Capital Finance DAC
2.650%, due 07/15/21[3,6]		400,000	403,054
4.125%, due 07/15/23[3]		1,600,000	1,697,158
			6,824,306
Total corporate bonds (cost—$380,926,522)			394,634,406

Loan assignments—0.5%
Broadcast—0.5%
Hilton Worldwide Finance, LLC 2019 Term Loan B2
1 mo. USD LIBOR + 1.750%,
1.899%—%, due 06/22/26[2]
(cost—$3,498,948)		3,524,014	3,335,620

Mortgage-backed securities—11.2%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A1,
3.901%, due 08/10/35[3]		1,500,000	1,646,694
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1,
3.557%, due 09/25/35[12]		79,160	73,946
Alba PLC,
Series 2007-1, Class A3,
3 mo. LIBOR GBP + 0.170%,
0.223%, due 03/17/39[2,7]	GBP	407,120	504,247

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
Alternative Loan Trust,
Series 2003-J3, Class 2A1,
6.250%, due 12/25/33	18,688	19,070
Series 2005-62, Class 2A1,
12 mo. MTA + 1.000%,
1.883%, due 12/25/35[2]	134,370	122,550
Series 2006-14CB, Class A1,
6.000%, due 06/25/36	1,562,098	1,246,445
Series 2006-41CB, Class 1A9,
6.000%, due 01/25/37	405,254	324,233
Ashford Hospitality Trust,
Series 2018-KEYS, Class A,
1 mo. USD LIBOR + 1.000%,
1.148%, due 06/15/35[2,3]	1,500,000	1,414,045
BAMLL Commercial Mortgage Securities Trust,
Series 2012-PARK, Class A,
2.959%, due 12/10/30[3]	1,000,000	1,045,045
Banc of America Funding Trust,
Series 2005-D, Class A1,
3.655%, due 05/25/35[12]	311,975	317,409
Bank of America Mortgage Trust,
Series 2002-G, Class 1A3,
3.613%, due 07/20/32[12]	544	547
BBCCRE Trust,
Series 2015-GTP, Class A,
3.966%, due 08/10/33[3]	3,600,000	3,904,967
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A,
3.544%, due 10/25/33[12]	3,651	3,622
Series 2004-9, Class 2A1,
3.249%, due 09/25/34[12]	182,399	182,985
Series 2005-7, Class 22A1,
3.225%, due 09/25/35[12]	366,874	286,925
Series 2006-1, Class 21A2,
3.263%, due 02/25/36[12]	494,776	414,521
Bear Stearns ARM Trust,
Series 2003-1, Class 6A1,
4.016%, due 04/25/33[12]	8,776	9,104
Series 2003-5, Class 2A1,
3.355%, due 08/25/33[12]	68,953	68,253
Series 2004-3, Class 1A2,
3.398%, due 07/25/34[12]	61,795	57,813
Series 2004-6, Class 2A1,
3.436%, due 09/25/34[12]	358,967	354,522
Series 2004-7, Class 1A1,
2.625%, due 10/25/34[12]	111,913	112,783

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
Chase Mortgage Finance Corp.,
Series 2005-S3, Class A10,
5.500%, due 11/25/35	1,359,478	1,271,488
Series 2007-S6, Class 2A1,
5.500%, due 12/25/22	587,178	363,441
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA, IO,
1.342%, due 02/10/48[12]	3,271,318	150,908
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A1A,
1 year CMT + 2.400%,
2.570%, due 05/25/35[2]	95,485	95,479
Series 2005-4, Class A,
3.029%, due 08/25/35[12]	220,815	224,404
Series 2005-6, Class A2,
1 year CMT + 2.150%,
2.290%, due 09/25/35[2]	16,859	17,188
Series 2005-6, Class A3,
1 year CMT + 1.800%,
1.940%, due 09/25/35[2]	3,324	3,256
COMM Mortgage Trust,
Series 2014-LC15, Class XA, IO,
1.089%, due 04/10/47[12]	9,308,750	268,409
Series 2014-UBS3, Class XA, IO,
1.073%, due 06/10/47[12]	2,807,726	90,225
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-R4, Class 2A,
4.885%, due 01/25/34[3,12]	516,495	519,379
Series 2004-12, Class 11A2,
3.085%, due 08/25/34[12]	111,814	109,254
Series 2004-12, Class 12A1,
3.049%, due 08/25/34[12]	7,330	7,678
Series 2005-HYB9, Class 5A1,
12 mo. USD LIBOR + 1.750%,
2.109%, due 02/20/36[2]	151,852	147,617
DSLA Mortgage Loan Trust,
Series 2005-AR4, Class 2A1A,
1 mo. USD LIBOR + 0.260%,
0.407%, due 08/19/45[2]	170,312	160,919
FHLMC REMIC,
Series 1278, Class K,
7.000%, due 05/15/22	667	678
Series 1367, Class KA,
6.500%, due 09/15/22	102	106
Series 1502, Class PX,
7.000%, due 04/15/23	41,502	43,619

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
Series 1503, Class PZ,
7.000%, due 05/15/23	11,070	11,700
Series 1534, Class Z,
5.000%, due 06/15/23	12,215	12,601
Series 1562, Class Z,
7.000%, due 07/15/23	22,372	23,681
Series 1694, Class Z,
6.500%, due 03/15/24	9,875	10,612
Series 2061, Class Z,
6.500%, due 06/15/28	39,085	44,670
Series 2400, Class FQ,
1 mo. USD LIBOR + 0.500%,
0.648%, due 01/15/32[2]	24,320	24,386
Series 2764, Class LZ,
4.500%, due 03/15/34	397,172	431,493
Series 2764, Class ZG,
5.500%, due 03/15/34	1,306,302	1,502,531
Series 2835, Class JZ,
5.000%, due 08/15/34	256,400	292,981
Series 2921, Class PG,
5.000%, due 01/15/35	1,311,177	1,504,608
Series 2983, Class TZ,
6.000%, due 05/15/35	870,228	1,001,159
Series 3149, Class CZ,
6.000%, due 05/15/36	1,043,217	1,234,516
Series G23, Class KZ,
6.500%, due 11/25/23	11,843	12,526
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA1, Class M2,
1 mo. USD LIBOR + 3.250%,
3.399%, due 07/25/29[2]	498,344	512,610
Series 2017-DNA2, Class M2,
1 mo. USD LIBOR + 3.450%,
3.599%, due 10/25/29[2]	1,190,000	1,222,830
Series 2017-DNA3, Class M2,
1 mo. USD LIBOR + 2.500%,
2.649%, due 03/25/30[2]	320,000	323,400
Series 2017-HQA2, Class M2,
1 mo. USD LIBOR + 2.650%,
2.799%, due 12/25/29[2]	1,231,994	1,223,408
Series 2018-HQA1, Class M2,
1 mo. USD LIBOR + 2.300%,
2.449%, due 09/25/30[2]	690,255	674,946
Series 2020-RR04, Class X, IO,
2.126%, due 02/27/29[12]	3,460,000	471,178

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
FHLMC Structured Pass-Through Certificates,
Series T-054, Class 2A,
6.500%, due 02/25/43	402,595	489,665
Series T-058, Class 2A,
6.500%, due 09/25/43	245,771	285,640
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3, Class 2A1,
3.094%, due 08/25/35[12]	15,334	12,973
FNMA Connecticut Avenue Securities,
Series 2017-C02, Class 2M2,
1 mo. USD LIBOR + 3.650%,
3.799%, due 09/25/29[2]	1,139,125	1,149,606
Series 2017-C03, Class 1M2,
1 mo. USD LIBOR + 3.000%,
3.149%, due 10/25/29[2]	622,623	627,131
Series 2017-C04, Class 2M2,
1 mo. USD LIBOR + 2.850%,
2.999%, due 11/25/29[2]	1,128,454	1,127,197
Series 2017-C05, Class 1M2,
1 mo. USD LIBOR + 2.200%,
2.349%, due 01/25/30[2]	378,070	373,343
Series 2017-C06, Class 1M2,
1 mo. USD LIBOR + 2.650%,
2.799%, due 02/25/30[2]	239,719	237,962
Series 2017-C06, Class 2M2,
1 mo. USD LIBOR + 2.800%,
2.949%, due 02/25/30[2]	255,823	254,488
Series 2017-C07, Class 2M2,
1 mo. USD LIBOR + 2.500%,
2.649%, due 05/25/30[2]	638,847	632,061
Series 2018-C01, Class 1M2,
1 mo. USD LIBOR + 2.250%,
2.399%, due 07/25/30[2]	531,529	523,554
Series 2018-C02, Class 2M2,
1 mo. USD LIBOR + 2.200%,
2.349%, due 08/25/30[2]	183,673	179,319
FNMA REMIC,
Series 1991-065, Class Z,
6.500%, due 06/25/21	38	38
Series 1992-129, Class L,
6.000%, due 07/25/22	356	364
Series 1993-037, Class PX,
7.000%, due 03/25/23	2,069	2,159
Series 1993-060, Class Z,
7.000%, due 05/25/23	10,718	11,285
Series 1993-070, Class Z,
6.900%, due 05/25/23	1,769	1,863

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount[1]	Value ($)
Mortgage-backed securities—(continued)
Series 1993-096, Class PZ,
7.000%, due 06/25/23	8,099	8,545
Series 1993-160, Class ZB,
6.500%, due 09/25/23	3,920	4,108
Series 1993-163, Class ZB,
7.000%, due 09/25/23	904	955
Series 1998-066, Class FG,
1 mo. USD LIBOR + 0.300%,
0.449%, due 12/25/28[2]	3,312	3,297
Series 1999-W4, Class A9,
6.250%, due 02/25/29	124,784	140,306
Series 2000-034, Class F,
1 mo. USD LIBOR + 0.450%,
0.599%, due 10/25/30[2]	1,815	1,819
Series 2002-080, Class A1,
6.500%, due 11/25/42	499,571	572,382
Series 2003-W8, Class 2A,
6.000%, due 07/25/33	1,108,789	1,299,248
Series 2003-W8, Class 2A,
7.000%, due 10/25/42	21,147	25,313
Series 2004-T1, Class 1A1,
6.000%, due 01/25/44	295,538	343,918
Series 2004-W8, Class 2A,
6.500%, due 06/25/44	360,425	422,317
Series 2005-024, Class ZE,
5.000%, due 04/25/35	472,775	538,339
Series 2005-120, Class ZU,
5.500%, due 01/25/36	1,222,095	1,440,390
Series 2006-065, Class GD,
6.000%, due 07/25/26	364,373	398,148
Series G92-040, Class ZC,
7.000%, due 07/25/22	798	820
GNMA REMIC,
Trust Series 2003-98, Class Z,
6.000%, due 11/20/33	3,128,899	3,593,150
Trust Series 2005-26, Class ZA,
5.500%, due 01/20/35	6,637,630	7,379,243
Trust Series 2015-H20, Class FB,
1 mo. USD LIBOR + 0.600%,
0.756%, due 08/20/65[2]	1,269,007	1,275,329
Trust Series 2016-H11, Class F,
1 mo. USD LIBOR + 0.800%,
0.956%, due 05/20/66[2]	912,254	923,581
Trust Series 2016-H15, Class FA,
1 mo. USD LIBOR + 0.800%,
0.956%, due 07/20/66[2]	1,680,028	1,699,918

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount[1]		Value ($)
Mortgage-backed securities—(continued)
Trust Series 2017-182, Class FW,
1 mo. USD LIBOR + 0.350%,
0.499%, due 05/20/47[2]		513,125	514,207
Trust Series 2018-38, Class WF,
1 mo. USD LIBOR + 0.300%,
0.449%, due 10/20/43[2]		1,361,736	1,358,595
GS Residential Mortgage Loan Trust,
Series 2005-AR6, Class 2A1,
3.524%, due 09/25/35[12]		168,702	172,400
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A,
1 mo. USD LIBOR + 0.700%,
0.847%, due 01/19/35[2]		29,633	27,294
Series 2005-4, Class 3A1,
3.563%, due 07/19/35[12]		159,891	134,130
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-LAQ, Class A,
1 mo. USD LIBOR + 1.000%,
1.148%, due 06/15/32[2,3]		1,284,163	1,222,215
Series 2018-PHH, Class A,
1 mo. USD LIBOR + 0.910%,
2.410%, due 06/15/35[2,3]		1,550,537	1,470,307
JPMorgan Mortgage Trust,
Series 2005-A8, Class 1A1,
2.949%, due 11/25/35[12]		497,785	452,238
Series 2006-A4, Class 2A2,
3.331%, due 06/25/36[12]		230,515	196,001
Ludgate Funding PLC,
Series 2007-1, Class A2A,
3 mo. LIBOR GBP + 0.160%,
0.221%, due 01/01/61[2,7]	GBP	1,468,638	1,802,291
Series 2008-W1X, Class A1,
3 mo. LIBOR GBP + 0.600%,
0.661%, due 01/01/61[2,7]	GBP	622,527	778,855
Mansard Mortgages,
Series 2007-1X, Class A2,
3 mo. LIBOR GBP + 0.180%,
0.226%, due 04/15/47[2,7]	GBP	931,919	1,143,836
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class B,
3.446%, due 07/13/29[3,12]		1,800,000	1,822,216
NAAC Reperforming Loan REMIC Trust,
Series 2004-R3, Class A1,
6.500%, due 02/25/35[3]		583,841	582,056

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount[1]		Value ($)
Mortgage-backed securities—(continued)
Nomura Resecuritization Trust,
Series 2014-7R, Class 2A3,
1 mo. USD LIBOR + 0.200%,
0.348%, due 12/26/35[2,3]		154,729	152,841
OBX Trust,
Series 2019-EXP2, Class 2A1A,
1 mo. USD LIBOR + 0.900%,
1.049%, due 06/25/59[2,3]		220,898	220,683
Reperforming Loan REMIC Trust,
Series 2006-R1, Class AF1,
1 mo. USD LIBOR + 0.340%,
0.489%, due 01/25/36[2,3]		630,317	600,313
Residential Funding Mortgage Security I,
Series 2004-S9, Class 1A23,
5.500%, due 12/25/34		325,966	328,370
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1,
1 mo. USD LIBOR + 0.200%,
0.351%, due 07/20/36[2]		96,748	92,856
Structured ARM Loan Trust,
Series 2004-8, Class 3A,
3.100%, due 07/25/34[12]		241,831	250,512
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1,
1 mo. USD LIBOR + 0.660%,
0.807%, due 09/19/32[2]		53,583	52,346
Series 2006-AR3, Class 11A1,
1 mo. USD LIBOR + 0.210%,
0.359%, due 04/25/36[2]		741,394	633,098
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 2A1,
2.299%, due 09/25/37[12]		570,246	579,227
Towd Point Mortgage Funding,
Series 2019-A13A, Class A1,
3 mo. Sonia + 0.900%,
0.956%, due 07/20/45[2,3]	GBP	4,721,028	6,101,381
Uropa Securities PLC,
Series 2007-1, Class A3A,
3 mo. LIBOR GBP + 0.200%,
0.246%, due 10/10/40[2,7]	GBP	2,540,371	3,127,869
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A,
12 mo. MTA + 1.400%,
2.283%, due 06/25/42[2]		11,938	11,397

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount[1]	Value ($)
Mortgage-backed securities—(concluded)
Series 2005-AR13, Class A1A1,
1 mo. USD LIBOR + 0.290%,
0.439%, due 10/25/45[2]	407,486	404,758
Series 2006-AR2, Class 2A1,
3.649%, due 03/25/36[12]	509,942	500,983
Series 2006-AR9, Class 1A,
12 mo. MTA + 1.000%,
1.883%, due 08/25/46[2]	475,559	464,698
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class XA, IO,
0.806%, due 09/15/57[12]	6,367,026	155,320
Series 2014-LC14, Class XA, IO,
1.192%, due 03/15/47[12]	3,284,577	98,309
Total mortgage-backed securities (cost—$75,030,274)		77,550,986

Municipal bonds—0.3%
Illinois—0.1%
Sales Tax Securitization Corp.,
Series B,
3.057%, due 01/01/34	1,400,000	1,385,384

New York—0.1%
New York State Dormitory Authority, Personal Income Tax Revenue Bonds,
Series D,
4.000%, due 02/15/47	180,000	201,537
New York State Urban Development Corp., Sale Tax Revenue Bonds,
Series A,
4.000%, due 03/15/43	180,000	203,952
		405,489
Texas—0.1%
Texas Water Development Board, Water Implementation Revenue Bonds
4.000%, due 10/15/54	115,000	133,690
Waller Consolidated Independent School District, GO Bonds,
(PSF-GTD),
4.000%, due 02/15/50	180,000	211,898

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount[1]		Value ($)
Municipal bonds—(concluded)
Texas—(concluded)
Ysleta Independent School District, Go Bonds,
(PSF-GTD),
4.000%, due 08/15/52		105,000	122,708
			468,296
Total municipal bonds (cost—$2,297,435)			2,259,169

Non-U.S. government agency obligations—2.6%
Costa Rica Government International Bond
7.000%, due 04/04/44[3]		100,000	78,250
Dominican Republic International Bond
6.850%, due 01/27/45[3,6]		55,000	58,921
Egypt Government International Bond
8.500%, due 01/31/47[3]		115,000	114,186
El Salvador Government International Bond
9.500%, due 07/15/52[3]		55,000	47,764
Finance Department Government of Sharjah
4.000%, due 07/28/50[3]		55,000	54,727
Ghana Government International Bond
10.750%, due 10/14/30[3]		35,000	42,855
Indonesia Government International Bond
5.250%, due 01/17/42[3]		55,000	69,160
Israel Government International Bond
3.875%, due 07/03/50		1,700,000	1,970,937
4.125%, due 01/17/48		1,600,000	2,002,000
Ivory Coast Government International Bond
5.750%, due 12/31/32[3,4]		124,500	121,556
Japan Bank for International Cooperation
2.875%, due 07/21/27		2,200,000	2,477,646
Japan International Cooperation Agency
2.750%, due 04/27/27		1,300,000	1,439,997
Kuwait International Government Bond
2.750%, due 03/20/22[7]		1,700,000	1,745,156
Mongolia Government International Bond
5.625%, due 05/01/23[3]		60,000	62,325
Oman Government International Bond
6.750%, due 01/17/48[3]		100,000	81,669
Peruvian Government International Bond
5.940%, due 02/12/29[3]	PEN	5,100,000	1,671,571
5.940%, due 02/12/29[7]	PEN	1,400,000	458,862
6.350%, due 08/12/28[7]	PEN	2,000,000	673,651
8.200%, due 08/12/26[7]	PEN	2,000,000	743,379

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount[1]	Value ($)
Non-U.S. government agency obligations—(concluded)
Qatar Government International Bond
4.500%, due 04/23/28[7]	1,700,000	2,035,750
5.103%, due 04/23/48[7]	1,600,000	2,207,500
Ukraine Government International Bond
7.253%, due 03/15/33[3]	150,000	141,000
Total non-U.S. government agency obligations (cost—$16,067,327)		18,298,862

U.S. government agency obligations—17.0%
FHLMC
7.645%, due 05/01/25	604,983	689,393
FHLMC ARM
12 mo. USD LIBOR + 1.815%,
3.786%, due 03/01/36[2]	12,375	12,408
FNMA
4.000%, due 09/01/50	175,601	187,018
4.500%, due 04/01/29	99,448	108,260
5.152%, due 11/01/34[12]	2,727,381	2,723,769
FNMA ARM
12 mo. MTA + 1.400%,
2.420%, due 08/01/40[2]	3,730	3,775
12 mo. USD LIBOR + 1.942%,
2.442%, due 09/01/35[2]	5,846	5,859
6 mo. USD LIBOR + 1.538%,
2.449%, due 01/01/36[2]	15,123	15,281
12 mo. USD LIBOR + 2.015%,
3.015%, due 06/01/36[2]	7,603	7,610
12 mo. USD LIBOR + 1.420%,
3.420%, due 03/01/36[2]	9,442	9,488
12 mo. USD LIBOR + 1.588%,
3.594%, due 12/01/35[2]	21,256	21,325
1 year CMT + 2.224%,
3.668%, due 04/01/27[2]	6,783	6,808
1 year CMT + 2.102%,
3.685%, due 05/01/30[2]	24,423	24,412
1 year CMT + 2.250%,
3.750%, due 05/01/27[2]	4,192	4,205
12 mo. USD LIBOR + 1.815%,
3.815%, due 03/01/36[2]	18,170	18,224
12 mo. USD LIBOR + 1.879%,
3.879%, due 03/01/36[2]	26,325	26,451
12 mo. USD LIBOR + 1.780%,
3.905%, due 11/01/35[2]	3,906	3,908
12 mo. USD LIBOR + 1.912%,
3.912%, due 02/01/36[2]	24,100	24,173
12 mo. USD LIBOR + 1.912%,
3.912%, due 03/01/36[2]	21,578	21,651

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount[1]	Value ($)
U.S. government agency obligations—(concluded)
FNMA ARM COFI
3.250%, due 11/01/26[13,14]	10,027	9,272
GNMA II
5.000%, due 07/20/49	11,747,820	12,725,698
5.000%, due 11/20/49	454,433	492,179
5.000%, due 12/20/49	204,443	221,379
5.000%, due 01/20/50	170,961	185,123
GNMA II ARM
1 year CMT + 1.500%,
2.875%, due 05/20/26[2]	5,473	5,615
1 year CMT + 1.500%,
3.000%, due 01/20/26[2]	2,616	2,658
1 year CMT + 1.500%,
3.125%, due 11/20/23[2]	802	820
1 year CMT + 1.500%,
3.250%, due 07/20/25[2]	1,466	1,506
GNMA II TBA
4.500%, due 12/01/99	2,000,000	2,146,953
UMBS TBA
2.000%	33,435,000	34,349,295
2.500%	50,025,000	51,989,036
3.000%	9,000,000	9,408,571
3.500%	1,000,000	1,056,406
4.500%	1,000,000	1,081,367
Total U.S. government agency obligations (cost—$117,361,753)		117,589,896

U.S. Treasury obligations—24.5%
U.S. Treasury Bonds
1.375%, due 08/15/50	7,500,000	6,991,406
2.500%, due 02/15/45	53,400,000	63,546,000
2.750%, due 08/15/42	2,995,000	3,713,917
2.875%, due 08/15/45	2,600,000	3,302,812
3.000%, due 11/15/44	2,600,000	3,362,734
3.000%, due 05/15/45	200,000	259,023
3.000%, due 02/15/48	500,000	654,766
3.125%, due 02/15/43	1,355,000	1,779,179
U.S. Treasury Inflation Index Bonds (TIPS)
0.250%, due 02/15/50	778,378	888,678
1.000%, due 02/15/46	1,403,968	1,845,212
1.000%, due 02/15/48	2,492,497	3,340,985
U.S. Treasury Notes
1.625%, due 02/15/26	845,000	897,713
1.750%, due 06/30/24	5,400,000	5,693,203
1.750%, due 11/15/29	580,000	627,646

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount[1]	Value ($)
U.S. Treasury obligations—(concluded)
1.875%, due 08/31/22	9,600,000	9,900,000
2.000%, due 02/28/21	621,000	624,833
2.000%, due 10/31/22[15]	1,000,000	1,036,680
2.125%, due 09/30/21	27,500,000	27,994,141
2.125%, due 09/30/24	10,900,000	11,679,180
2.250%, due 04/30/21[15]	6,500,000	6,568,555
2.250%, due 04/15/22	645,000	664,804
2.250%, due 08/15/27	5,000,000	5,542,969
2.625%, due 02/15/29	6,700,000	7,703,691
2.875%, due 05/31/25	1,035,000	1,153,702
Total U.S. Treasury obligations (cost—$153,330,682)		169,771,829

	Number of
	shares
Exchange traded funds—0.7%
Invesco Senior Loan ETF[6] (cost—$5,003,936)	217,988	4,686,742

Short-term investments—0.4%
Investment companies—0.4%
State Street Institutional U.S. Government Money Market Fund, 0.03%[16] (cost—$2,980,633)	2,980,633	2,980,633

	Face
	amount[1]	Value ($)
Short-term U.S. Treasury obligations—0.1%
U.S. Treasury Bill
0.097%, due 05/20/21[17] (cost—$649,648)	650,000	649,648

Number of
shares
Investment of cash collateral from securities loaned—3.3%
Money market funds —3.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%[16] (cost—$22,836,898)	22,836,898	22,836,898

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount[1]	Value ($)
Total investments (cost—$826,184,831)[18]—124.5%		862,742,122
Liabilities in excess of other assets—(24.5)%		(169,922,211)
Net assets—100.0%		$692,819,911

For a listing of defined portfolio acronyms, counterparty acronyms and currency type abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Reverse repurchase agreements—(0.2)%
Reverse repurchase agreement dated 06/16/20 with CS First Boston Ltd., 0.250%, to be repurchased 06/16/22 for $(1,600,000), collateralized by asset-backed convertible bond, 3.200% due 04/30/21; (value—(1,627,141)) (cost—$(1,633,600))	(1,633,600)	$(1,633,600)

Options written

Notional amount		Number of contracts	Call options	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	273,618,000	2,700,000	FNMA TBA, 1.500%, strike @ 101.34	12/07/20	$13,289	$(12,429)	$860
USD	166,304,000	1,600,000	FNMA TBA, 2.000%, strike @ 103.94	12/07/20	3,250	(2,435)	815
USD	175,933,000	1,700,000	FNMA TBA, 2.000%, strike @ 103.49	12/07/20	5,445	(3,854)	1,591
USD	393,148,000	3,800,000	FNMA TBA, 2.000%, strike @ 103.46	12/07/20	11,875	(8,875)	3,000
Total					$33,859	$(27,593)	$6,266

Notional amount		Number of contracts	Put options	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	199,880,000	2,000,000	FNMA TBA, 1.500%, strike @ 99.94	11/05/20	$13,750	$(5,510)	$8,240
USD	163,104,000	1,600,000	FNMA TBA, 2.000%, strike @ 101.94	12/07/20	6,000	(2,279)	3,721
USD	389,348,000	3,800,000	FNMA TBA, 2.000%, strike @ 102.46	12/07/20	18,703	(9,425)	9,278
Total					$38,453	$(17,214)	$21,239
Total options written					$72,312	$(44,807)	$27,505

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Interest rate futures buy contracts:
3	EUR	German Euro Buxl 30 Year Futures	December 2020	748,081	799,276	51,195
4	USD	British Pound Futures	December 2020	325,254	324,025	(1,229)
U.S. Treasury futures buy contracts:
2	USD	Canadian Dollar Futures	December 2020	152,084	150,190	(1,894)
13	USD	U.S. Long Bond Futures	December 2020	2,293,066	2,242,094	(50,972)
319	USD	U.S. Treasury Note 10 Year Futures	December 2020	44,461,055	44,091,781	(369,274)
334	USD	U.S. Treasury Note 5 Year Futures	December 2020	42,037,871	41,950,922	(86,949)
Total				$90,017,411	$89,558,288	$(459,123)
Interest rate futures sell contracts:
2	USD	Euro Fx Futures with American Style Options	December 2020	$(295,813)	$(291,375)	$4,438
8	EUR	German Euro Bund Futures	December 2020	(1,614,302)	(1,641,225)	(26,923)
15	GBP	United Kingdom Long Gilt Bond Futures	December 2020	(2,637,272)	(2,636,601)	671
U.S. Treasury futures sell contracts:
31	USD	U.S. Long Bond Futures	December 2020	(5,399,642)	(5,346,531)	53,111
66	USD	U.S. Treasury Note 10 Year Futures	December 2020	(9,184,610)	(9,122,437)	62,173
36	USD	U.S. Ultra Long Treasury Bond Futures	December 2020	(7,954,659)	(7,740,000)	214,659
75	USD	U.S. Ultra Treasury Note 10 Year Futures	December 2020	(11,955,928)	(11,796,094)	159,834
Total				$(39,042,226)	$(38,574,263)	$467,963
Net unrealized appreciation (depreciation)						$8,840

Centrally cleared credit default swap agreements on corporate issues—sell protection20

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[19](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
Exelon Generation Co. LLC, bond, 6.200%, due 10/01/17	USD	2,000	12/20/21	Quarterly	1.000	20,335	20,253	40,588

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Centrally cleared credit default swap agreements on corporate issues—sell protection20— (concluded)

General Electric Co., bond, 5.000% due 06/15/21	USD	1,000	06/20/24	Quarterly	1.000	$8,467	$(1,529)	$6,938
Rolls-Royce PLC, bond, 2.125%, due 06/08/21	EUR	1,400	06/20/24	Quarterly	1.000	(2,508)	(162,395)	(164,903)
Verizon Communications, Inc., bond, 2.550%, due 06/17/19	USD	1,600	12/20/22	Quarterly	1.000	(13,414)	25,686	12,272
Total						$12,880	$(117,985)	$(105,105)

Centrally cleared credit default swap agreements on credit indices—sell protection20

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[19](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North America Investment Grade Index	USD	11,000	12/20/25	Quarterly	1.000	(222,572)	202,661	(19,911)
iTraxx Europe Crossover Series 31 Index	EUR	14,000	12/20/25	Quarterly	1.000	(357,607)	312,257	(45,350)
Total						$(580,179)	$514,918	$(65,261)

Centrally cleared interest rate swap agreements

Notional amount (000)	Maturity date	Payment frequency	Payments made by the Portfolio[19] (%)	Payments received by the Portfolio [19] (%)	Value($)	Unrealized appreciation (depreciation)($)
JPY 3,240,000	03/18/26	Semi-Annual	0.300	6 Month JPY LIBOR	(562,675)	(462,092)
JPY 1,800,000	03/18/26	Semi-Annual	0.300	6 Month JPY LIBOR	(312,373)	(265,611)
JPY 230,000	03/20/29	Semi-Annual	0.450	6 Month JPY LIBOR	(80,872)	(67,675)
JPY 580,000	09/20/27	Semi-Annual	0.300	6 Month JPY LIBOR	(120,147)	(100,160)
JPY 310,000	03/20/28	Semi-Annual	0.300	6 Month JPY LIBOR	(66,883)	(83,055)
JPY 756,000	03/20/38	Semi-Annual	0.750	6 Month JPY LIBOR	(664,517)	(687,290)
JPY 220,000	06/18/28	Semi-Annual	0.399	6 Month JPY LIBOR	(66,680)	(66,544)
JPY 736,400	12/20/38	Semi-Annual	0.750	6 Month JPY LIBOR	(669,432)	(709,069)
JPY 60,000	10/22/38	Semi-Annual	0.800	6 Month JPY LIBOR	(60,358)	(60,323)
JPY 200,000	10/31/38	Semi-Annual	0.705	6 Month JPY LIBOR	(167,437)	(178,892)
GBP 6,900	12/16/50	Annual	0.500	6 Month EURIBOR	(349,851)	389,552
USD 11	10/21/25	Quarterly	0.173	3 Month USD LIBOR	27	27
JPY 60,000	03/21/48	Semi-Annual	6 Month JPY LIBOR	1.000	98,972	(35,615)
JPY 1,810,000	06/18/28	Semi-Annual	6 Month JPY LIBOR	0.380	522,215	465,814
JPY 430,000	08/22/39	Semi-Annual	6 Month JPY LIBOR	0.122	(96,510)	(120,012)
JPY 600,000	08/22/39	Semi-Annual	6 Month JPY LIBOR	0.123	(134,127)	(153,409)
JPY 60,000	08/28/39	Semi-Annual	6 Month JPY LIBOR	0.103	(15,587)	(15,587)
JPY 430,000	09/13/26	Semi-Annual	6 Month JPY LIBOR	0.095	(16,355)	(16,355)
JPY 210,000	09/13/26	Semi-Annual	6 Month JPY LIBOR	0.092	(7,641)	(7,641)

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)	Maturity date	Payment frequency	Payments made by the Portfolio[19] (%)	Payments received by the Portfolio[19] (%)	Value($)	Unrealized appreciation (depreciation)($)
JPY 350,000	09/18/26	Semi-Annual	6 Month JPY LIBOR	0.068	(8,297)	(7,181)
JPY 560,000	09/18/26	Semi-Annual	6 Month JPY LIBOR	0.062	(11,439)	(9,443)
JPY 215,000	09/19/26	Semi-Annual	6 Month JPY LIBOR	0.063	(4,517)	(4,797)
JPY 215,000	09/19/26	Semi-Annual	6 Month JPY LIBOR	0.064	(4,723)	(4,723)
JPY 215,000	09/19/26	Semi-Annual	0.068	6 Month JPY LIBOR	87	(193)
JPY 108,000	09/20/26	Semi-Annual	6 Month JPY LIBOR	0.087	(3,731)	(3,731)
JPY 262,000	09/24/26	Semi-Annual	6 Month JPY LIBOR	0.000	(10,843)	(11,139)
JPY 73,000	03/10/38	Semi-Annual	6 Month JPY LIBOR	0.040	(21,937)	(21,937)
JPY 73,000	03/10/38	Semi-Annual	6 Month JPY LIBOR	0.326	(22,432)	(22,432)
USD 11	10/21/25	Quarterly	3 Month USD LIBOR	0.184	(27)	(27)
Total					$(2,858,090)	$(2,259,540)

OTC credit default swap  agreements on corporate issues—sell protection20

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[19] (%)	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
GS	Republic of South Africa, bond, 5.500%, due 03/09/20	USD	1,600,000	06/20/2024	Quarterly	1.000	$46,319	$(75,083)	$(28,764)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BNP	AUD	1,870,000	USD	1,342,416	11/17/20	27,891
BOA	JPY	31,160,792	USD	292,138	11/17/20	(5,540)
CITI	GBP	14,098,000	USD	18,332,595	12/02/20	65,369
CITI	USD	18,329,902	GBP	14,098,000	11/03/20	(65,950)
DB	PEN	2,628,685	USD	733,655	03/15/21	7,022
HSBC	CAD	355,000	USD	266,858	11/03/20	400
HSBC	EUR	10,866,000	USD	12,771,275	11/03/20	116,187
HSBC	GBP	14,585,000	USD	18,766,301	11/03/20	(128,560)
HSBC	USD	1,725,278	EUR	1,467,000	11/03/20	(16,736)
JPMCB	USD	635,702	GBP	487,000	11/03/20	(4,794)
RBS	MYR	2,596,159	USD	615,209	12/16/20	(8,823)
Net unrealized appreciation (depreciation)						$(13,534)

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	48,147,433	—	48,147,433
Corporate bonds	—	394,634,406	—	394,634,406
Loan assignments	—	3,335,620	—	3,335,620
Mortgage-backed securities	—	77,550,986	—	77,550,986
Municipal bonds	—	2,259,169	—	2,259,169
Non-U.S. government agency obligations	—	18,298,862	—	18,298,862
U.S. government agency obligations	—	117,580,624	9,272	117,589,896
U.S. Treasury obligations	—	169,771,829	—	169,771,829
Exchange traded funds	4,686,742	—	—	4,686,742
Short-term investments	—	2,980,633	—	2,980,633
Short-term U.S. Treasury obligations	—	649,648	—	649,648
Investment of cash collateral from securities loaned	—	22,836,898	—	22,836,898
Futures contracts	546,081	—	—	546,081
Swap agreements	—	1,182,158	—	1,182,158
Forward foreign currency contracts	—	216,869	—	216,869
Total	$5,232,823	$859,445,135	$9,272	$864,687,230

Liabilities
Reverse repurchase agreements	$—	$(1,633,600)	$—	$(1,633,600)
Options written	—	(44,807)	—	(44,807)
Futures contracts	(537,241)	—	—	(537,241)
Swap agreements	—	(3,718,398)	—	(3,718,398)
Forward foreign currency contracts	—	(230,403)	—	(230,403)
Total	$(537,241)	$(5,627,208)	$—	$(6,164,449)

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	In US dollars unless otherwise indicated.
2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $195,487,839, represented 28.2% of the Portfolio's net assets at period end.
4	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
5	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

6	Security, or portion thereof, was on loan at the period end.
7	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
8	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
9	Perpetual investment. Date shown reflects the next call date.
10	Bond interest in default.
11	Rate shown reflects annualized yield at the period end on zero coupon bond.
12	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
13	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
14	Security fair valued by a Valuation Committee under the direction of the Board of Trustees.
15	Security, or portion thereof, pledged as collateral for investments sold short, written options or futures.
16	Rates shown reflect yield at October 31, 2020.
17	Rate shown is the discount rate at the date of purchase unless otherwise noted.
18	Includes $25,268,873 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $22,836,898 and non-cash collateral of $2,985,431.
19	Payments made or received are based on the notional amount.
20	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—99.0%
Alabama—3.1%
Alabama Federal Aid Highway Finance Authority,
Series A,
5.000%, due 09/01/29	2,000,000	2,536,840
Black Belt Energy Gas District Revenue,
Series A-1,
4.000%, VRD	2,000,000	2,313,900
Lower Alabama Gas District Gas Project Revenue
4.000%, VRD	2,500,000	2,857,650
Series A,
5.000%, due 09/01/31	1,500,000	1,929,435
		9,637,825
Alaska—0.6%
City of Anchorage AK Wastewater Revenue Refunding,
Series B,
5.000%, due 05/01/31	1,395,000	1,727,959

Arizona—2.3%
Arizona Industrial Development Authority,
Series 2019-2, Class A,
3.625%, due 05/20/33	983,226	1,025,810
City of Phoenix Civic Improvement Corp. Revenue Refunding,
Series B, AMT,
5.000%, due 07/01/30	1,000,000	1,241,460
Maricopa County Industrial Development Authority (Banner Health Obligation Group),
Series A,
5.000%, due 01/01/31	3,000,000	3,630,330
Salt Verde Financial Corp. Revenue Bonds
5.000%, due 12/01/32	1,000,000	1,293,270
		7,190,870
Arkansas—1.0%
City of Fort Smith AR Water & Sewer Revenue Refunding
5.000%, due 10/01/34	1,320,000	1,640,258
University of Arkansas, (Fayetteville Campus),
Series A,
5.000%, due 11/01/29	1,385,000	1,593,595
		3,233,853
California—3.0%
California State
5.000%, due 10/01/30	2,815,000	3,650,717
5.000%, due 04/01/33	2,710,000	3,486,415

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
California—(concluded)
Los Angeles Department of Airports (Los Angeles International Airport),
Series A, AMT,
5.000%, due 05/15/32	2,000,000	2,177,960
		9,315,092
Colorado—4.5%
Colorado Health Facilities Authority,
Series A,
5.000%, due 01/01/30	1,500,000	1,954,335
Colorado Health Facilities Authority, Revenue Refunding Adventhealth Obligated Group
5.000%, VRD	1,500,000	1,876,800
Denver City & County Airport Revenue,
Subseries A, AMT,
5.500%, due 11/15/26	7,000,000	7,906,010
University of Colorado Revenue Refunding,
Series A-2,
5.000%, due 06/01/30	1,750,000	2,247,997
		13,985,142
Connecticut—2.5%
Connecticut Special Tax Revenue,
Series B,
5.000%, due 10/01/30	2,000,000	2,545,080
Connecticut State (Gaap Conversion Bonds - 2013),
Series A,
5.000%, due 10/15/25	2,900,000	3,284,134
Hartford County Metropolitan District Revenue (Green Bonds),
Series A,
5.000%, due 11/01/29	1,870,000	2,173,520
		8,002,734
District of Columbia—1.7%
Metropolitan Washington, Airport Authority Airport System Revenue,
Series A, AMT,
5.000%, due 10/01/22	2,000,000	2,163,360
AMT,
5.000%, due 10/01/28	2,500,000	3,094,350
		5,257,710
Florida—4.8%
Citizens Property Insurance Corp. Revenue,
Series A-1,
5.000%, due 06/01/25	7,000,000	8,204,070

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Florida—(concluded)
County of Broward FL Port Facilities Revenue Unrefunded,
Series B, AMT,
5.000%, due 09/01/21	660,000	681,813
County of Polk FL Utility System Revenue
5.000%, due 10/01/35	625,000	829,681
JEA Electric System Revenue,
Series 3-A,
5.000%, due 10/01/34	1,630,000	2,104,477
Miami Beach Redevelopment Agency Tax Increment Revenue Refunding
5.000%, due 02/01/28	1,000,000	1,138,010
Orange County Florida Tourist Development Tax Revenue Refunding,
Series B,
5.000%, due 10/01/30	1,885,000	2,195,874
		15,153,925
Georgia—2.6%
Fulton County Development Authority of Georgia Revenue (Anticipation CTFS-Wellstar Health System, Inc. Project),
Series A,
5.000%, due 04/01/36	1,000,000	1,187,610
Fulton County Development Authority of Georgia Revenue (Piedmont Healthcare, Inc. Project),
Series A,
5.000%, due 07/01/27	1,500,000	1,813,605
Main Street Natural Gas, Inc. Revenue,
Series A,
5.500%, due 09/15/28	1,500,000	1,919,775
Series B,
1 mo. USD LIBOR + 0.750%,
0.850%, due 04/01/48[1]	1,000,000	998,920
Municipal Electric Authority of Georgia Revenue Bonds (Nuclear Power Plants)
5.000%, due 01/01/33	1,000,000	1,230,920
Savannah Economic Development Authority (International Paper Company)
1.900%, due 08/01/24	1,000,000	1,034,110
		8,184,940
Hawaii—0.4%
Hawaii Airports System Revenue,
Series A, AMT,
5.000%, due 07/01/29	1,000,000	1,231,850

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Illinois—11.4%
Chicago O'Hare International Airport Revenue Refunding,
Series A, AMT,
5.000%, due 01/01/29	2,500,000	2,873,725
Chicago O'Hare International Airport Revenue Senior Lien,
Series B,
5.000%, due 01/01/35	1,750,000	2,004,328
Chicago Waterworks Revenue Senior Lien,
Series 2017-2, (AGM Insured),
5.000%, due 11/01/31	1,000,000	1,212,120
Series A-1,
5.000%, due 11/01/29	1,920,000	2,328,038
Illinois County of Cook Sale Tax Revenue Refunding
5.000%, due 11/15/35	2,500,000	2,959,350
Illinois Finance Authority
5.000%, due 06/01/27	2,595,000	2,861,117
Illinois Finance Authority Revenue University of Chicago,
Series A,
5.000%, due 10/01/29	2,440,000	2,541,285
Illinois Municipal Electric Agency Power Supply System Revenue Refunding,
Series A,
5.000%, due 02/01/32	2,500,000	2,939,225
Illinois Sports Facilities Authority,
(BAM Insured),
5.000%, due 06/15/28	1,000,000	1,213,640
Regional Transportation Authority
6.500%, due 07/01/30	1,000,000	1,353,290
Regional Transportation Authority Revenue Refunding,
(AGM Insured),
6.000%, due 06/01/25	2,000,000	2,341,320
Sales Tax Securitization Corp. Revenue Refunding Senior Lien,
Series A,
5.000%, due 01/01/36	1,770,000	2,116,495
State of Illinois Sales Tax Revenue,
Series A, (BAM Insured),
5.000%, due 06/15/27	3,000,000	3,596,820
University of Illinois,
Series A,
5.000%, due 04/01/30	1,000,000	1,109,750

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Illinois—(concluded)
University of Illinois, (Auxiliary Facilities System),
Series A,
5.000%, due 04/01/27	4,000,000	4,345,800
		35,796,303
Indiana—3.5%
Indiana Finance Authority Revenue Refunding (Stadium Project),
Series A,
5.250%, due 02/01/35	1,000,000	1,146,140
Indiana Finance Authority Revenue University Health Obligated Group,
Series B,
2.250%, VRD	5,250,000	5,541,585
Richmond Hospital Authority Revenue Refunding Reid Hospital & Health Care,
Series A,
5.000%, due 01/01/30	2,055,000	2,314,279
Whiting City Revenue (BP Products North America, Inc. Project),
AMT,
5.000%, VRD	1,840,000	2,147,170
		11,149,174
Kentucky—2.1%
Kentucky Public Energy Authority Revenue,
Series A,
4.000%, VRD	2,250,000	2,525,793
Series B,
4.000%, VRD	3,750,000	4,179,787
		6,705,580
Louisiana—3.2%
East Baton Rouge Sewerage Commission Revenue Refunding,
Series B,
5.000%, due 02/01/28	1,000,000	1,197,140
Jefferson Sales Tax District,
Series B, (AGM Insured),
4.000%, due 12/01/32	1,895,000	2,249,933
New Orleans Aviation Board Revenue,
Series B, (AGM Insured), AMT,
5.000%, due 01/01/28	1,500,000	1,722,930
Parish of St John the Baptist LA (Marathon Oil Corporation)
2.200%, VRD	1,000,000	1,000,520

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Louisiana—(concluded)
State of Louisiana State Highway Improvement Revenue,
Series A,
5.000%, due 06/15/29	3,500,000	4,028,745
		10,199,268
Maryland—0.6%
Maryland State Transportation Authority Revenue Baltimore/Washington International,
AMT,
5.000%, due 06/01/24	1,700,000	1,921,187

Massachusetts—1.6%
Commonwealth of Massachusetts,
Series D,
4.000%, due 05/01/34	2,000,000	2,414,280
Massachusetts Educational Financing Authority,
Series K, AMT,
5.000%, due 07/01/22	2,500,000	2,649,700
		5,063,980
Michigan—4.7%
Great Lakes Water Authority Water Supply System Revenue Refunding Senior Lien,
Series A,
5.000%, due 07/01/23	1,000,000	1,107,210
Series D,
5.000%, due 07/01/26	1,100,000	1,334,168
Michigan State Finance Authority Revenue Refunding (Beaumont Health Credit Group)
5.000%, due 08/01/33	2,415,000	2,730,834
Michigan State Finance Authority Revenue Refunding (Detroit School District),
Series A,
5.000%, due 05/01/22	1,485,000	1,586,678
Michigan State Finance Authority Revenue Refunding Senior Lien (Detroit Water And Sewerage),
Series C-3, (AGM Insured),
5.000%, due 07/01/30	1,500,000	1,726,245
Michigan Strategic Fund Revenue, (Improvement Project),
AMT,
5.000%, due 06/30/32	3,300,000	3,918,090
Saginaw Hospital Finance Authority Revenue
5.000%, due 07/01/28	1,000,000	1,265,550

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Michigan—(concluded)
Utica Community Schools, (School Building And Site)
4.000%, due 05/01/23	1,000,000	1,088,970
		14,757,745
Missouri—3.8%
City of Kansas City, Missouri Airport Revenue,
Series A, AMT,
5.000%, due 09/01/23	5,000,000	5,187,300
Missouri Joint Municipal Electric Utility Commission Revenue Refunding Prairie State Project,
Series A,
5.000%, due 12/01/25	1,300,000	1,558,557
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Coxhealth,
Series A,
5.000%, due 11/15/34	2,000,000	2,310,480
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Saint Luke's Health System
5.000%, due 11/15/28	1,000,000	1,203,650
Missouri State Health & Educational Facilities Authority Health Facilities Revenue SSM Health Care,
Series A,
5.000%, due 06/01/27	1,500,000	1,707,360
		11,967,347
Nebraska—1.4%
Nebraska Public Power District Revenue Refunding,
Series B,
5.000%, due 01/01/31	1,300,000	1,638,468
Public Power Generation Agency Revenue Refunding Whelan Energy Center Unit 2,
Series A,
5.000%, due 01/01/30	2,500,000	2,905,875
		4,544,343
Nevada—0.2%
Reno Sales Tax Revenue Refunding, First Lien,
Series 2018A,
5.000%, due 06/01/33	500,000	569,665

New Jersey—7.8%
New Jersey Economic Development Authority Revenue Refunding,
Series WW,
5.250%, due 06/15/31	2,100,000	2,342,403
Series XX,
5.000%, due 06/15/26	1,600,000	1,793,616

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
New Jersey—(concluded)
New Jersey Health Care Facilities Financing Authority Revenue Refunding
5.000%, due 07/01/33	1,000,000	1,251,300
New Jersey Health Care Facilities Financing Authority Revenue Refunding (Virtua Health)
5.000%, due 07/01/25	1,500,000	1,709,085
New Jersey State Higher Education Assistance Authority Revenue,
Series 1A, AMT,
5.000%, due 12/01/21	2,550,000	2,672,578
Series B, AMT,
5.000%, due 12/01/23	2,000,000	2,238,820
New Jersey Transportation Trust Fund Authority Revenue Bonds,
Series S,
5.000%, due 06/15/30	1,000,000	1,166,710
New Jersey Turnpike Authority Revenue,
Series E,
5.000%, due 01/01/30	1,350,000	1,676,282
Tobacco Settlement Financing Corp. Tobacco Settlement Revenue Refunding,
Series A,
5.000%, due 06/01/34	8,000,000	9,742,480
		24,593,274
New York—5.6%
Metropolitan Transportation Authority Revenue Bonds,
Series A-1,
5.000%, due 02/01/23	605,000	615,212
Series B,
5.000%, due 11/15/22	895,000	922,378
New York City,
Series A,
5.000%, due 04/01/32	1,750,000	2,270,853
Series H,
5.000%, due 08/01/25	2,990,000	3,386,145
Subseries I-A1,
5.000%, due 08/01/32	1,270,000	1,638,186
New York State Urban Development Corp. Empire State Development State Personal Income Tax Revenue Bonds,
Series E,
5.000%, due 03/15/31	2,000,000	2,207,460
New York Transportation Development Corp. Special Facility Revenue Refunding (Laguardia Airport Terminal B Redevelopment),
Series A, AMT,
5.000%, due 07/01/34	1,000,000	1,085,450

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
New York—(concluded)
New York Transportation Development Corp. Special Facility Revenue Refunding (Terminal One Group Association),
AMT,
5.000%, due 01/01/22	1,500,000	1,556,235
Port Authority of New York & New Jersey Revenue Consolidated (One Hundred Eighty-Fifth),
AMT,
5.000%, due 09/01/22	2,400,000	2,591,664
TSASC, Inc. Tobacco Settlement Bonds,
Series A,
5.000%, due 06/01/34	1,000,000	1,176,610
		17,450,193
North Carolina—1.0%
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding (Vidant Health)
5.000%, due 06/01/32	1,500,000	1,741,110
North Carolina Turnpike Authority Senior Lien,
(AGM Insured),
5.000%, due 01/01/26	1,250,000	1,504,087
		3,245,197
Ohio—0.7%
American Municipal Power, Inc. Revenue,
Series A,
5.000%, due 02/15/27	1,000,000	1,137,510
Sycamore Community City School District
4.000%, due 12/01/26	750,000	902,670
		2,040,180
Oregon—0.7%
Multnomah County School District No. 1 Portland
5.000%, due 06/15/29	1,750,000	2,335,463

Pennsylvania—7.5%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group Issue) Revenue,
Series A,
5.000%, due 04/01/29	3,190,000	3,949,603
Allegheny County Port Authority Special Revenue Refunding Transportation
5.000%, due 03/01/25	1,000,000	1,014,980
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue
5.000%, due 06/01/31	1,500,000	1,884,585

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Pennsylvania—(concluded)
Delaware Valley Regional Finance Authority, Pennsylvania Local Government Revenue Bonds,
Series B, SIFMA + 0.420%
0.540%, due 09/01/48[1]	3,500,000	3,479,140
Pennsylvania Turnpike Commission Motor License Fund-Enhanced Turnpike Subordinate Special Revenue
5.000%, due 12/01/33	1,500,000	1,834,230
Pennsylvania Turnpike Commission Turnpike Refunding Subordinated Revenue,
Series B,
5.000%, due 06/01/28	2,000,000	2,394,420
Pennsylvania Turnpike Commission Turnpike Revenue,
Series B,
5.000%, due 12/01/32	1,250,000	1,468,575
Philadelphia Airport Revenue,
Series B, AMT,
5.000%, due 07/01/32	1,250,000	1,468,000
Philadelphia School District,
Series A,
4.000%, due 09/01/35	1,500,000	1,726,260
Series A,
5.000%, due 09/01/31	1,000,000	1,247,560
Philadelphia School District Prerefunded,
Series F,
5.000%, due 09/01/30	10,000	12,595
Philadelphia School District Unrefunded,
Series F,
5.000%, due 09/01/30	2,640,000	3,193,370
		23,673,318
Tennessee—1.7%
City of Memphis TN Electric System Revenue,
Series A,
5.000%, due 12/01/31	1,400,000	1,887,676
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Lipscomb University Projects),
Series S,
5.000%, due 10/01/35	1,350,000	1,473,363

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Tennessee—(concluded)
Tennessee Energy Acquisition Corp. Gas Revenue,
Series A,
5.250%, due 09/01/26	1,500,000	1,837,320
		5,198,359
Texas—9.1%
Brazos Higher Education Authority Inc Revenue,
Series A-1, AMT,
5.000%, due 04/01/30	1,000,000	1,224,850
Central Texas Regional Mobility Authority Senior Lien Revenue,
Series A,
5.000%, due 01/01/35	1,100,000	1,251,910
Central Texas Turnpike System,
Series C,
5.000%, due 08/15/31	2,000,000	2,276,580
Clifton Higher Education Finance Corp. Revenue Refunding Idea Public Schools,
(PSF-GTD),
5.000%, due 08/15/28	1,100,000	1,282,435
El Paso Texas
5.000%, due 08/15/34	2,000,000	2,437,020
Grand Parkway Transportation Corporation Bond Anticipation Notes Revenue
5.000%, due 02/01/23	500,000	546,035
Harris County Cultural Education Facilities Finance Corp. Revenue Refunding Childred's Hospital
4.000%, due 10/01/35	1,750,000	2,060,607
Harris County Toll Road Authority Revenue Refunding Senior Lien,
Series A,
5.000%, due 08/15/29	2,025,000	2,575,051
Harris County-Houston Sports Authority Revenue Refunding Senior Lien,
Series A,
5.000%, due 11/15/29	1,000,000	1,071,260
Houston Airport System Revenue Refunding,
Series B,
5.000%, due 07/01/29	2,000,000	2,510,960
North Texas Tollway Authority Revenue Refunding,
Series A,
5.000%, due 01/01/31	2,750,000	3,203,640
Series A,
5.000%, due 01/01/34	2,775,000	3,204,487
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Refunding (Baylor Scott and White Memorial Hospital),
Series B,
5.000%, due 11/15/32	1,000,000	1,193,630

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Texas—(concluded)
University of Houston Revenue Refunding,
Series C,
5.000%, due 02/15/29	2,000,000	2,427,060
West Travis County Public Utility Agency Revenue,
(BAM Insured),
5.000%, due 08/15/30	1,000,000	1,243,490
		28,509,015
Virginia—1.3%
Virginia College Building Authority Virginia Educational Facilities Revenue Bonds, (21st Century College),
Series C,
5.000%, due 02/01/31	1,825,000	2,261,795
Virginia Small Business Financing Authority Senior Lien Revenue Bonds, (95 Express Lanes LLLC Project),
AMT,
5.000%, due 07/01/34	1,700,000	1,762,186
		4,023,981
Washington—2.3%
Central Puget Sound Regional Transit Authority Revenue (Green Bonds),
Series S-1,
5.000%, due 11/01/26	800,000	1,004,464
Grant County Public Utility District No. 2 Electric Revenue,
Series R,
2.000%, VRD	1,000,000	1,051,610
Port of Seattle Revenue,
Series C, AMT,
5.000%, due 04/01/32	1,955,000	2,192,122
Port of Seattle Revenue, Intermediate Lien,
AMT,
5.000%, due 04/01/28	2,500,000	3,109,450
		7,357,646
Wisconsin—2.3%
Public Finance Authority lease Development Revenue (Central District Development Project)
5.000%, due 03/01/34	1,500,000	1,733,760
Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)
5.000%, due 08/15/27	1,000,000	1,104,100
Wisconsin Health & Educational Facilities Authority Revenue (Unitypoint Health),
Series A,
5.000%, due 12/01/26	1,175,000	1,355,797

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(concluded)
Wisconsin—(concluded)
WPPI Energy Power Supply Revenue,
Series A,
5.000%, due 07/01/32	2,760,000	3,070,583
		7,264,240
Total municipal bonds (cost—$291,619,661)		311,287,358

	Number of shares
Short-term investments—0.1%
Investment companies—0.1%
State Street Institutional U.S. Government Money Market Fund, 0.03%[2]
(cost—$174,694)	174,694	174,694
Total investments (cost—$291,794,355)—99.1%		311,462,052
Other assets in excess of liabilities—0.9%		2,700,925
Net assets—100.0%		$314,162,977

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds	—	311,287,358	—	311,287,358
Short-term investments	—	174,694	—	174,694
Total	—	311,462,052	—	311,462,052

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
2	Rates shown reflect yield at October 31, 2020.

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Asset-backed securities—0.6%
United Kingdom—0.3%
Penarth Master Issuer PLC,
Series 2019-1A, Class A1,
1 mo. USD LIBOR + 0.540%,
0.687%, due 07/18/23[1,2]	USD	900,000	900,735

United States—0.3%
CF Hippolyta LLC,
Series 2020-1, Class A2,
1.990%, due 07/15/60[1]	USD	1,053,599	1,061,557
Total asset-backed securities (cost—$221,637)			1,962,292

Corporate bonds—46.1%
Australia—0.2%
BHP Billiton Finance Ltd.
(fixed, converts to FRN on 10/22/24),
5.625%, due 10/22/79[3]	EUR	300,000	408,389
Glencore Funding LLC
2.500%, due 09/01/30[1]	USD	21,000	20,399
Newcrest Finance Pty Ltd.
3.250%, due 05/13/30[1]	USD	100,000	108,709
			537,497
Belgium—1.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36	USD	340,000	416,206
Anheuser-Busch InBev SA/N.V. EMTN
2.000%, due 03/17/28[3]	EUR	800,000	1,050,008
Anheuser-Busch InBev Worldwide, Inc.
4.439%, due 10/06/48	USD	630,000	729,442
4.600%, due 04/15/48	USD	170,000	201,389
4.750%, due 01/23/29	USD	135,000	163,380
4.900%, due 01/23/31	USD	225,000	282,081
KBC Group N.V.
(fixed, converts to FRN on 03/05/24),
4.750%, due 03/05/24[3,4]	EUR	2,000,000	2,383,154
			5,225,660
Brazil—0.2%
Braskem Netherlands Finance BV
4.500%, due 01/31/30[1]	USD	429,000	396,203

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
Brazil—(concluded)
Vale Overseas Ltd.
3.750%, due 07/08/30	USD	212,000	223,234
			619,437
Canada—0.8%
Emera U.S. Finance LP
4.750%, due 06/15/46	USD	265,000	319,154
Enbridge, Inc.
3.700%, due 07/15/27	USD	366,000	403,674
Fortis, Inc.
3.055%, due 10/04/26	USD	1,516,000	1,655,154
MEG Energy Corp.
6.500%, due 01/15/25[1]	USD	55,000	53,487
NOVA Chemicals Corp.
5.250%, due 06/01/27[1]	USD	40,000	39,060
Videotron Ltd.
5.375%, due 06/15/24[1]	USD	45,000	48,938
			2,519,467
Chile—0.1%
Empresa de Transporte de Pasajeros Metro SA
4.700%, due 05/07/50[1,5]	USD	390,000	471,510

Denmark—0.2%
Orsted A/S
(fixed, converts to FRN on 08/24/24),
2.250%, due 11/24/17[3]	EUR	400,000	478,952

France—4.1%
Air Liquide Finance SA
2.250%, due 09/27/23[1]	USD	410,000	428,429
BPCE SA
2.700%, due 10/01/29[1,5]	USD	1,060,000	1,126,643
5.700%, due 10/22/23[1]	USD	1,910,000	2,143,220
Credit Agricole SA
(fixed, converts to FRN on 12/23/25),
8.125%, due 12/23/25[1,4,5]	USD	700,000	821,380
Credit Agricole SA EMTN
(fixed, converts to FRN on 06/05/25),
1.625%, due 06/05/30[3]	EUR	1,400,000	1,676,461
Engie SA
2.875%, due 10/10/22[3]	USD	2,369,000	2,465,403

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
France—(concluded)
(fixed, converts to FRN on 06/02/24),
3.875%, due 06/02/24[3,4]	EUR	400,000	503,435
Orange SA EMTN
(fixed, converts to FRN on 04/01/23),
5.750%, due 04/01/23[3,4]	GBP	300,000	423,424
Quatrim SASU
5.875%, due 01/15/24[3]	EUR	100,000	112,676
Societe Generale SA
(fixed, converts to FRN on 04/06/28),
6.750%, due 04/06/28[3,4]	USD	928,000	975,560
Societe Generale SA EMTN
(fixed, converts to FRN on 02/23/23),
1.375%, due 02/23/28[3]	EUR	700,000	819,811
5.200%, due 04/15/21[3]	USD	800,000	817,646
Total Capital International SA
3.461%, due 07/12/49	USD	200,000	212,019
TOTAL SE EMTN
(fixed, converts to FRN on 04/04/24),
1.750%, due 04/04/24[3,4]	EUR	700,000	812,059
			13,338,166
Germany—0.4%
Bayer AG
(fixed, converts to FRN on 10/02/22),
2.375%, due 04/02/75[3]	EUR	38,000	44,061
(fixed, converts to FRN on 07/01/24),
3.750%, due 07/01/74[3]	EUR	265,000	317,451
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(fixed, converts to FRN on 05/06/29),
3.250%, due 05/26/49[3]	EUR	400,000	534,536
Schaeffler AG EMTN
1.875%, due 03/26/24[3]	EUR	100,000	115,503
Volkswagen International Finance N.V.
(fixed, converts to FRN on 06/17/25),
3.500%, due 06/17/25[3,4]	EUR	300,000	352,085
			1,363,636
Greece—0.3%
Alpha Bank AE EMTN
2.500%, due 02/05/23[3]	EUR	900,000	1,093,351

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
Ireland—0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.500%, due 07/15/25	USD	150,000	165,075
Bank of Ireland Group PLC EMTN
(fixed, converts to FRN on 10/14/24),
2.375%, due 10/14/29[3]	EUR	415,000	478,158
			643,233
Italy—0.7%
Enel Finance International N.V.
4.625%, due 09/14/25[1]	USD	1,045,000	1,205,042
Enel Finance International N.V. EMTN
1.966%, due 01/27/25[3]	EUR	264,000	333,252
Telecom Italia Capital SA
6.000%, due 09/30/34	USD	75,000	87,262
Telecom Italia SpA EMTN
2.375%, due 10/12/27[3]	EUR	100,000	117,001
UniCredit SpA EMTN
(fixed, converts to FRN on 06/03/27),
3.875%, due 06/03/27[3,4]	EUR	740,000	666,850
			2,409,407
Japan—0.6%
Mitsubishi UFJ Financial Group, Inc.
3.218%, due 03/07/22	USD	1,145,000	1,187,521
Sumitomo Mitsui Banking Corp.
3.200%, due 07/18/22	USD	580,000	606,768
Takeda Pharmaceutical Co. Ltd.
3.025%, due 07/09/40	USD	200,000	204,918
			1,999,207
Luxembourg—0.3%
Altice France Holding SA
4.000%, due 02/15/28[3]	EUR	100,000	104,248
ArcelorMittal SA EMTN
1.750%, due 11/19/25[3]	EUR	100,000	116,002
SELP Finance SARL
1.500%, due 11/20/25[3]	EUR	520,000	633,681

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
Luxembourg—(concluded)
Summer BC Holdco B SARL
5.750%, due 10/31/26[3]	EUR	100,000	114,816
			968,747
Mexico—0.3%
Petroleos Mexicanos
4.750%, due 02/26/29[3]	EUR	800,000	815,255

Netherlands—2.3%
ABN AMRO Bank N.V.
(fixed, converts to FRN on 09/22/25),
4.375%, due 09/22/25[3,4]	EUR	1,000,000	1,157,152
ABN AMRO Bank N.V. EMTN
6.375%, due 04/27/21[3]	EUR	1,950,000	2,339,259
ING Groep N.V. EMTN
(fixed, converts to FRN on 09/26/24),
1.625%, due 09/26/29[3]	EUR	300,000	356,384
(fixed, converts to FRN on 04/11/23),
3.000%, due 04/11/28	EUR	1,600,000	1,962,974
Shell International Finance BV
2.375%, due 04/06/25	USD	740,000	789,463
3.125%, due 11/07/49	USD	140,000	140,525
Volkswagen International Finance N.V.
(fixed, converts to FRN on 03/20/22),
2.500%, due 03/20/22[3,4]	EUR	400,000	462,366
Ziggo BV
2.875%, due 01/15/30[3]	EUR	100,000	113,327
			7,321,450
Portugal—0.7%
EDP Finance BV EMTN
1.125%, due 02/12/24[3]	EUR	800,000	969,269
2.000%, due 04/22/25[3]	EUR	910,000	1,154,489
			2,123,758
Spain—0.5%
Banco Santander SA EMTN
3.250%, due 04/04/26[3]	EUR	300,000	386,996
CaixaBank SA
(fixed, converts to FRN on 06/13/24),
6.750%, due 06/13/24[3,4]	EUR	600,000	712,660

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
Spain—(concluded)
Iberdrola International BV EMTN
0.375%, due 09/15/25[3]	EUR	500,000	596,460
			1,696,116
Sweden—0.0%†
Verisure Holding AB
3.875%, due 07/15/26[3]	EUR	100,000	116,028

Switzerland—1.2%
Credit Suisse AG
2.800%, due 04/08/22	USD	390,000	403,635
2.950%, due 04/09/25	USD	440,000	479,729
Credit Suisse Group AG
(fixed, converts to FRN on 09/12/24),
2.125%, due 09/12/25[3]	GBP	600,000	803,646
(fixed, converts to FRN on 04/01/30),
4.194%, due 04/01/31[1]	USD	690,000	791,339
(fixed, converts to FRN on 08/21/26),
6.375%, due 08/21/26[1,4]	USD	780,000	837,525
(fixed, converts to FRN on 07/17/23),
7.500%, due 07/17/23[1,4]	USD	400,000	424,004
			3,739,878
United Kingdom—5.6%
AstraZeneca PLC
4.000%, due 09/18/42	USD	530,000	643,947
BAE Systems PLC
3.400%, due 04/15/30[1]	USD	170,000	188,875
BAT Capital Corp.
4.390%, due 08/15/37[5]	USD	195,000	208,054
4.700%, due 04/02/27	USD	1,840,000	2,104,980
Centrica PLC EMTN
4.375%, due 03/13/29[3]	GBP	200,000	312,521
Diageo Capital PLC
2.000%, due 04/29/30	USD	200,000	205,278
Eversholt Funding PLC EMTN
6.359%, due 12/02/25[3]	GBP	430,000	688,051
FCE Bank PLC EMTN
1.134%, due 02/10/22[3]	EUR	100,000	114,411
GlaxoSmithKline Capital PLC
3.000%, due 06/01/24	USD	365,000	392,784
Heathrow Funding Ltd. EMTN
1.875%, due 07/12/32[3]	EUR	390,000	444,739

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
United Kingdom—(concluded)
6.750%, due 12/03/26[3]	GBP	478,000	761,295
HSBC Holdings PLC
(fixed, converts to FRN on 08/18/30),
2.357%, due 08/18/31	USD	210,000	208,266
(fixed, converts to FRN on 05/18/23),
3.950%, due 05/18/24	USD	970,000	1,042,821
(fixed, converts to FRN on 03/13/27),
4.041%, due 03/13/28	USD	1,010,000	1,127,131
Imperial Brands Finance PLC
3.125%, due 07/26/24[1]	USD	440,000	465,545
Nationwide Building Society
(fixed, converts to FRN on 06/20/27),
5.750%, due 06/20/27[3,4]	GBP	900,000	1,202,397
(fixed, converts to FRN on 12/20/24),
5.875%, due 12/20/24[3,4]	GBP	200,000	266,362
Nationwide Building Society EMTN
(fixed, converts to FRN on 07/15/24),
2.000%, due 07/25/29[3]	EUR	1,100,000	1,318,337
Natwest Group PLC
(fixed, converts to FRN on 05/15/22),
3.498%, due 05/15/23	USD	985,000	1,023,848
(fixed, converts to FRN on 03/22/24),
4.269%, due 03/22/25	USD	380,000	416,024
Reynolds American, Inc.
4.850%, due 09/15/23	USD	960,000	1,073,597
Sky Ltd. GMTN
2.250%, due 11/17/25[3]	EUR	510,000	663,270
Standard Chartered PLC
(fixed, converts to FRN on 04/01/30),
4.644%, due 04/01/31[1]	USD	945,000	1,097,988
Swiss Re Finance UK PLC EMTN
(fixed, converts to FRN on 06/04/32),
2.714%, due 06/04/52[3]	EUR	800,000	977,384
Vodafone Group PLC
4.125%, due 05/30/25	USD	425,000	483,213
5.000%, due 05/30/38	USD	315,000	390,415
5.250%, due 05/30/48	USD	170,000	219,242
			18,040,775
United States—25.8%
Abbott Ireland Financing DAC
0.375%, due 11/19/27[3]	EUR	400,000	477,618
AbbVie, Inc.
3.200%, due 11/21/29[1]	USD	1,350,000	1,485,481

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
United States—(continued)
4.875%, due 11/14/48	USD	165,000	207,723
ACCO Brands Corp.
5.250%, due 12/15/24[1,5]	USD	35,000	35,875
AES Corp./The
6.000%, due 05/15/26[5]	USD	30,000	31,435
Air Lease Corp.
3.375%, due 07/01/25	USD	435,000	445,444
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC
4.875%, due 02/15/30[1]	USD	125,000	132,762
Ally Financial, Inc.
4.625%, due 03/30/25	USD	65,000	72,692
Alphabet, Inc.
1.100%, due 08/15/30	USD	360,000	350,922
Altria Group, Inc.
2.350%, due 05/06/25	USD	100,000	105,450
3.400%, due 05/06/30	USD	140,000	151,929
4.250%, due 08/09/42	USD	45,000	48,225
Ameren Corp.
3.500%, due 01/15/31	USD	380,000	432,105
American Electric Power Co., Inc.,
Series F,
2.950%, due 12/15/22	USD	400,000	418,011
American Tower Corp.
1.375%, due 04/04/25	EUR	300,000	367,742
3.125%, due 01/15/27	USD	530,000	577,525
3.950%, due 03/15/29	USD	290,000	330,732
American Water Capital Corp.
2.800%, due 05/01/30	USD	960,000	1,045,293
AmeriGas Partners LP/AmeriGas Finance Corp.
5.875%, due 08/20/26	USD	45,000	49,292
Amgen, Inc.
2.300%, due 02/25/31	USD	100,000	103,671
Apple, Inc.
2.400%, due 08/20/50	USD	470,000	457,605
2.550%, due 08/20/60	USD	260,000	248,859
4.650%, due 02/23/46	USD	420,000	571,197
Arconic Corp.
6.125%, due 02/15/28[1]	USD	100,000	105,364
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125%, due 08/15/26[3]	EUR	100,000	113,751
AT&T, Inc.
2.250%, due 02/01/32	USD	240,000	234,667

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
United States—(continued)
2.300%, due 06/01/27	USD	775,000	804,128
2.750%, due 06/01/31	USD	425,000	440,240
3.500%, due 06/01/41	USD	230,000	232,099
4.300%, due 12/15/42	USD	15,000	16,664
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.337%, due 12/15/27	USD	360,000	385,587
Bank of America Corp.
(fixed, converts to FRN on 12/20/22),
3.004%, due 12/20/23	USD	915,000	959,761
(fixed, converts to FRN on 12/20/27),
3.419%, due 12/20/28	USD	910,000	1,011,292
Bank of America Corp. EMTN
(fixed, converts to FRN on 02/07/24),
1.379%, due 02/07/25[3]	EUR	800,000	968,417
2.300%, due 07/25/25[3]	GBP	490,000	677,301
Bank of America Corp. MTN
(fixed, converts to FRN on 10/22/24),
2.456%, due 10/22/25	USD	280,000	295,540
Bausch Health Americas, Inc.
9.250%, due 04/01/26[1]	USD	65,000	71,663
Bausch Health Cos., Inc.
5.000%, due 01/30/28[1]	USD	235,000	232,269
Becton Dickinson and Co.
2.823%, due 05/20/30	USD	720,000	767,190
3.700%, due 06/06/27	USD	196,000	221,829
3.794%, due 05/20/50	USD	150,000	166,331
Berkshire Hathaway Energy Co.
4.450%, due 01/15/49	USD	150,000	190,410
Berkshire Hathaway Finance Corp.
2.850%, due 10/15/50	USD	140,000	141,874
Berry Global, Inc.
4.875%, due 07/15/26[1]	USD	45,000	47,138
Biogen, Inc.
2.250%, due 05/01/30	USD	150,000	151,204
Boeing Co./The
3.250%, due 02/01/28	USD	230,000	228,875
3.500%, due 03/01/39	USD	90,000	80,902
5.040%, due 05/01/27	USD	385,000	422,833
5.705%, due 05/01/40	USD	260,000	299,032
BorgWarner, Inc.
5.000%, due 10/01/25[1]	USD	30,000	34,837
Boston Scientific Corp.
4.700%, due 03/01/49	USD	20,000	25,703

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
United States—(continued)
BP Capital Markets America, Inc.
2.772%, due 11/10/50	USD	190,000	170,332
3.000%, due 02/24/50	USD	60,000	56,336
3.410%, due 02/11/26[5]	USD	220,000	243,309
3.588%, due 04/14/27	USD	690,000	764,498
Brink’s Co./The
4.625%, due 10/15/27[1,5]	USD	35,000	35,712
Bristol-Myers Squibb Co.
4.250%, due 10/26/49	USD	305,000	387,561
Broadcom, Inc.
3.150%, due 11/15/25	USD	650,000	700,706
Buckeye Partners LP
4.125%, due 03/01/25[1]	USD	35,000	33,163
Burlington Northern Santa Fe LLC
3.050%, due 02/15/51[5]	USD	690,000	737,892
4.150%, due 12/15/48	USD	75,000	92,908
CCO Holdings LLC/CCO Holdings Capital Corp.
4.750%, due 03/01/30[1]	USD	250,000	262,962
CDK Global, Inc.
5.250%, due 05/15/29[1]	USD	30,000	32,181
CDW LLC/CDW Finance Corp.
4.250%, due 04/01/28	USD	50,000	51,713
Centene Corp.
4.250%, due 12/15/27	USD	125,000	131,562
CenturyLink, Inc.
5.125%, due 12/15/26[1,5]	USD	80,000	81,800
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800%, due 04/01/31	USD	500,000	515,716
3.700%, due 04/01/51	USD	485,000	467,303
Cheniere Energy Partners LP
5.625%, due 10/01/26	USD	30,000	30,750
Chevron Corp.
1.554%, due 05/11/25	USD	580,000	598,559
2.236%, due 05/11/30	USD	250,000	261,640
Chevron USA, Inc.
1.018%, due 08/12/27	USD	510,000	503,632
Children’s Hospital,
Series 2020,
2.928%, due 07/15/50	USD	665,000	613,995
Children’s Hospital Medical Center/Cincinnati
2.820%, due 11/15/50	USD	585,000	554,710

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
United States—(continued)
Citigroup, Inc.
(fixed, converts to FRN on 06/03/30),
2.572%, due 06/03/31	USD	730,000	759,622
(fixed, converts to FRN on 07/24/22),
2.876%, due 07/24/23	USD	3,580,000	3,715,216
(fixed, converts to FRN on 04/08/25),
3.106%, due 04/08/26	USD	1,100,000	1,187,150
(fixed, converts to FRN on 01/24/22),
3.142%, due 01/24/23	USD	345,000	355,515
Series Q,
(fixed, converts to FRN on 02/15/21),
4.375%, due 02/15/21[4]	USD	330,000	324,289
Claremont Mckenna College,
Series 2019,
3.378%, due 01/01/50	USD	620,000	675,098
Clear Channel Worldwide Holdings, Inc.
5.125%, due 08/15/27[1]	USD	85,000	82,450
Clearway Energy Operating LLC
5.000%, due 09/15/26	USD	30,000	31,009
Cleveland Electric Illuminating Co./The
3.500%, due 04/01/28[1]	USD	420,000	445,193
Coca-Cola Co./The
1.650%, due 06/01/30	USD	345,000	351,727
Comcast Corp.
3.900%, due 03/01/38	USD	395,000	467,057
3.969%, due 11/01/47	USD	400,000	478,442
4.000%, due 03/01/48	USD	355,000	428,372
CommScope, Inc.
6.000%, due 03/01/26[1]	USD	95,000	98,550
Constellation Brands, Inc.
4.500%, due 05/09/47	USD	80,000	97,370
Costco Wholesale Corp.
1.750%, due 04/20/32	USD	240,000	244,014
Cox Communications, Inc.
3.500%, due 08/15/27[1]	USD	65,000	72,312
Crown Castle International Corp.
3.300%, due 07/01/30	USD	760,000	827,153
CSX Corp.
2.400%, due 02/15/30	USD	236,000	250,067
CVS Health Corp.
1.750%, due 08/21/30	USD	220,000	213,246
4.300%, due 03/25/28	USD	560,000	648,976
Dana Financing Luxembourg SARL
6.500%, due 06/01/26[1]	USD	100,000	103,750

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
United States—(continued)
Darling Ingredients, Inc.
5.250%, due 04/15/27[1]	USD	25,000	26,500
Deere & Co.
2.750%, due 04/15/25[5]	USD	260,000	282,940
3.750%, due 04/15/50	USD	55,000	67,795
Dell International LLC/EMC Corp.
7.125%, due 06/15/24[1,5]	USD	60,000	62,177
Discovery Communications LLC
3.625%, due 05/15/30	USD	580,000	640,945
DISH DBS Corp.
6.750%, due 06/01/21	USD	100,000	101,925
Edison International
2.950%, due 03/15/23	USD	1,060,000	1,093,247
Entergy Louisiana LLC
3.120%, due 09/01/27	USD	600,000	663,302
4.950%, due 01/15/45	USD	208,000	225,652
Enterprise Products Operating LLC
2.800%, due 01/31/30[5]	USD	205,000	215,059
ESH Hospitality, Inc.
4.625%, due 10/01/27[1]	USD	35,000	34,300
Exelon Corp.
4.450%, due 04/15/46	USD	240,000	290,383
Exxon Mobil Corp.
2.610%, due 10/15/30	USD	340,000	360,440
FirstEnergy Corp.,
Series B, 2.250%, due 09/01/30	USD	296,000	279,018
Ford Motor Co.
9.000%, due 04/22/25	USD	120,000	141,150
Fox Corp.
3.500%, due 04/08/30	USD	790,000	883,560
GE Capital International Funding Co. Unlimited Co.
3.373%, due 11/15/25	USD	410,000	439,891
Gilead Sciences, Inc.
1.650%, due 10/01/30	USD	480,000	472,958
2.800%, due 10/01/50	USD	405,000	384,949
Global Payments, Inc.
2.900%, due 05/15/30	USD	410,000	435,369
Goldman Sachs Group, Inc./The
(fixed, converts to FRN on 10/31/21),
2.876%, due 10/31/22	USD	1,520,000	1,556,102
(fixed, converts to FRN on 06/05/22),
2.908%, due 06/05/23	USD	185,000	191,693

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
United States—(continued)
3.500%, due 11/16/26	USD	605,000	669,771
Goldman Sachs Group, Inc./The EMTN
1.625%, due 07/27/26[3]	EUR	600,000	745,102
4.250%, due 01/29/26[3]	GBP	440,000	655,305
Hanesbrands, Inc.
4.875%, due 05/15/26[1]	USD	50,000	54,077
HCA, Inc.
3.500%, due 09/01/30	USD	200,000	204,272
Healthcare Trust of America Holdings LP
2.000%, due 03/15/31	USD	320,000	308,517
Hilton Domestic Operating Co., Inc.
5.125%, due 05/01/26	USD	100,000	101,250
Home Depot, Inc./The
3.125%, due 12/15/49	USD	260,000	282,580
Howmet Aerospace, Inc.
5.125%, due 10/01/24	USD	65,000	68,287
Hughes Satellite Systems Corp.
5.250%, due 08/01/26	USD	30,000	32,153
Huntsman International LLC
4.250%, due 04/01/25	EUR	200,000	258,049
Hyundai Capital America
1.250%, due 09/18/23[1]	USD	615,000	616,497
1.800%, due 10/15/25[1,5]	USD	220,000	219,439
2.375%, due 10/15/27[1]	USD	325,000	327,170
iHeartCommunications, Inc.
6.375%, due 05/01/26	USD	75,000	78,094
International Business Machines Corp.
2.850%, due 05/15/40	USD	220,000	226,318
International Game Technology PLC
3.500%, due 06/15/26[3]	EUR	100,000	109,716
ITC Holdings Corp.
2.950%, due 05/14/30[1]	USD	990,000	1,059,303
John Deere Cash Management SA EMTN
2.200%, due 04/02/32[3]	EUR	300,000	419,134
Kaiser Aluminum Corp.
6.500%, due 05/01/25[1]	USD	315,000	333,900
Keurig Dr. Pepper, Inc.
3.200%, due 05/01/30	USD	360,000	401,050
3.430%, due 06/15/27	USD	455,000	507,455
Kraft Heinz Foods Co.
4.625%, due 01/30/29	USD	60,000	66,872

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
United States—(continued)
Kroger Co./The
2.200%, due 05/01/30	USD	245,000	253,705
3.875%, due 10/15/46	USD	290,000	325,494
Lamar Media Corp.
4.000%, due 02/15/30	USD	75,000	75,656
Lamb Weston Holdings, Inc.
4.875%, due 05/15/28[1]	USD	35,000	37,922
Lennar Corp.
4.750%, due 11/29/27	USD	35,000	39,988
Level 3 Financing, Inc.
5.375%, due 05/01/25	USD	95,000	97,707
Live Nation Entertainment, Inc.
6.500%, due 05/15/27[1]	USD	45,000	48,150
Lowe’s Cos., Inc.
3.700%, due 04/15/46	USD	380,000	430,769
Magellan Midstream Partners LP
4.200%, due 03/15/45	USD	360,000	354,682
Mattel, Inc.
5.875%, due 12/15/27[1]	USD	100,000	108,500
Mauser Packaging Solutions Holding Co.
5.500%, due 04/15/24[1]	USD	50,000	50,019
Medtronic Global Holdings SCA
1.000%, due 07/02/31	EUR	200,000	246,712
1.125%, due 03/07/27	EUR	430,000	532,519
Medtronic, Inc.
4.375%, due 03/15/35	USD	220,000	293,232
MetLife, Inc.,
Series C,
3 mo. USD LIBOR + 3.575%,
3.825%, due 11/30/20[4,5]	USD	117,000	115,830
MGM Resorts International
5.750%, due 06/15/25[5]	USD	55,000	57,131
MidAmerican Energy Co.
4.250%, due 05/01/46	USD	170,000	211,461
Midcontinent Communications/Midcontinent Finance Corp.
5.375%, due 08/15/27[1]	USD	30,000	31,234
Morgan Stanley
(fixed, converts to FRN on 04/24/23),
3.737%, due 04/24/24	USD	990,000	1,064,592
Series J,
3 mo. USD LIBOR + 3.810%,
4.047%, due 01/15/21[4]	USD	255,000	248,934
Morgan Stanley GMTN
1.875%, due 04/27/27	EUR	670,000	856,084

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
United States—(continued)
(fixed, converts to FRN on 01/22/30),
2.699%, due 01/22/31	USD	15,000	16,014
Morgan Stanley MTN
(fixed, converts to FRN on 04/01/30),
3.622%, due 04/01/31	USD	560,000	641,833
MPLX LP
1.750%, due 03/01/26	USD	460,000	457,424
4.500%, due 04/15/38	USD	130,000	131,546
MultiCare Health System
2.803%, due 08/15/50	USD	655,000	625,425
National Rural Utilities Cooperative Finance Corp. MTN
3.250%, due 11/01/25	USD	488,000	543,607
NCR Corp.
5.750%, due 09/01/27[1]	USD	100,000	103,063
Netflix, Inc.
3.625%, due 06/15/30[3]	EUR	100,000	126,771
5.875%, due 11/15/28	USD	150,000	179,219
New York Life Insurance Co.
3.750%, due 05/15/50[1]	USD	185,000	205,613
Nexstar Broadcasting, Inc.
5.625%, due 07/15/27[1]	USD	75,000	78,188
NextEra Energy Capital Holdings, Inc.
2.250%, due 06/01/30	USD	124,000	128,171
2.750%, due 05/01/25	USD	300,000	322,984
2.900%, due 04/01/22	USD	549,000	567,844
NiSource, Inc.
2.950%, due 09/01/29	USD	340,000	367,261
Noble Energy, Inc.
3.900%, due 11/15/24	USD	171,000	188,929
Norfolk Southern Corp.
3.050%, due 05/15/50	USD	180,000	185,219
3.942%, due 11/01/47	USD	305,000	355,548
NRG Energy, Inc.
5.250%, due 06/15/29[1]	USD	60,000	65,025
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery,
Series 2020,
2.667%, due 10/01/50	USD	720,000	656,647
Oasis Petroleum, Inc.
6.875%, due 01/15/23[6]	USD	60,000	13,050
Occidental Petroleum Corp.
2.700%, due 08/15/22	USD	19,000	17,570
OneMain Finance Corp.
6.875%, due 03/15/25	USD	35,000	38,500

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
United States—(continued)
Oracle Corp.
2.950%, due 04/01/30	USD	1,040,000	1,143,539
3.600%, due 04/01/50	USD	145,000	159,389
4.000%, due 07/15/46	USD	165,000	190,405
PacifiCorp
3.300%, due 03/15/51	USD	310,000	337,061
Parsley Energy LLC/Parsley Finance Corp.
5.250%, due 08/15/25[1]	USD	20,000	20,600
5.625%, due 10/15/27[1]	USD	60,000	63,825
PBF Holding Co. LLC/PBF Finance Corp.
9.250%, due 05/15/25[1]	USD	20,000	17,750
PECO Energy Co.
2.800%, due 06/15/50	USD	104,000	106,293
PetSmart, Inc.
5.875%, due 06/01/25[1]	USD	50,000	50,750
Pfizer, Inc.
2.550%, due 05/28/40	USD	230,000	235,938
2.625%, due 04/01/30	USD	80,000	87,871
4.000%, due 03/15/49	USD	95,000	119,175
Philip Morris International, Inc.
4.125%, due 03/04/43	USD	385,000	449,062
Post Holdings, Inc.
5.750%, due 03/01/27[1]	USD	60,000	62,863
Presidio Holdings, Inc.
4.875%, due 02/01/27[1]	USD	35,000	35,930
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750%, due 04/15/26[1]	USD	60,000	63,900
Public Service Co. of Colorado
2.700%, due 01/15/51	USD	215,000	216,248
Raytheon Technologies Corp.
3.950%, due 08/16/25	USD	22,000	25,102
4.125%, due 11/16/28	USD	260,000	304,577
Roper Technologies, Inc.
2.950%, due 09/15/29	USD	360,000	393,397
San Diego Gas & Electric Co.,
Series UUU,
3.320%, due 04/15/50	USD	80,000	85,035
Schlumberger Holdings Corp.
3.750%, due 05/01/24[1]	USD	190,000	205,107
3.900%, due 05/17/28[1]	USD	585,000	624,959
Scientific Games International, Inc.
5.000%, due 10/15/25[1]	USD	50,000	50,188

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
United States—(continued)
Sharp HealthCare,
Series 20B,
2.680%, due 08/01/50	USD	610,000	586,766
Shire Acquisitions Investments Ireland DAC
3.200%, due 09/23/26	USD	630,000	700,193
Six Flags Theme Parks, Inc.
7.000%, due 07/01/25[1]	USD	55,000	58,231
Southern Co. Gas Capital Corp.,
Series 20-A,
1.750%, due 01/15/31	USD	220,000	217,336
Southwestern Electric Power Co.,
Series J,
3.900%, due 04/01/45	USD	55,000	60,188
Southwestern Energy Co.
6.450%, due 01/23/25[7]	USD	25,000	25,047
Spectra Energy Partners LP
4.500%, due 03/15/45	USD	165,000	179,739
Spectrum Brands, Inc.
5.000%, due 10/01/29[1,5]	USD	70,000	74,200
Sprint Corp.
7.125%, due 06/15/24	USD	100,000	115,020
Standard Industries, Inc.
5.000%, due 02/15/27[1]	USD	65,000	67,031
State Street Corp.
(fixed, converts to FRN on 03/30/22),
2.825%, due 03/30/23	USD	325,000	335,483
Sunoco Logistics Partners Operations LP
5.350%, due 05/15/45	USD	110,000	103,905
Sysco Corp.
3.300%, due 02/15/50	USD	144,000	135,669
5.950%, due 04/01/30	USD	25,000	31,910
T-Mobile USA, Inc.
2.250%, due 11/15/31[1]	USD	365,000	361,390
3.000%, due 02/15/41[1]	USD	235,000	228,749
3.300%, due 02/15/51[1]	USD	100,000	96,466
3.750%, due 04/15/27[1]	USD	1,070,000	1,192,376
3.875%, due 04/15/30[1]	USD	400,000	449,344
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.500%, due 07/15/27	USD	95,000	99,513
Tempur Sealy International, Inc.
5.500%, due 06/15/26	USD	45,000	46,799

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
United States—(continued)
Tenet Healthcare Corp.
7.500%, due 04/01/25[1]	USD	150,000	161,581
Texas Health Resources
2.328%, due 11/15/50	USD	720,000	636,615
Tyson Foods, Inc.
3.900%, due 09/28/23	USD	990,000	1,079,049
UDR, Inc. MTN
3.200%, due 01/15/30	USD	330,000	360,321
Union Electric Co.
3.500%, due 03/15/29	USD	55,000	63,060
UnitedHealth Group, Inc.
2.750%, due 05/15/40	USD	144,000	150,205
Verizon Communications, Inc.
2.987%, due 10/30/56[1]	USD	56,000	56,587
4.329%, due 09/21/28	USD	1,295,000	1,552,861
5.012%, due 04/15/49	USD	6,000	8,264
ViacomCBS, Inc.
4.200%, due 05/19/32	USD	365,000	419,354
VICI Properties LP/VICI Note Co., Inc.
4.125%, due 08/15/30[1]	USD	50,000	50,625
4.250%, due 12/01/26[1]	USD	70,000	71,180
Vistra Operations Co. LLC
5.000%, due 07/31/27[1]	USD	60,000	62,700
Walt Disney Co./The
2.650%, due 01/13/31	USD	255,000	273,556
Wells Fargo & Co.
(fixed, converts to FRN on 04/30/25),
2.188%, due 04/30/26	USD	960,000	998,038
Wells Fargo & Co. MTN
(fixed, converts to FRN on 06/02/27),
2.393%, due 06/02/28	USD	250,000	259,376
(fixed, converts to FRN on 02/11/30),
2.572%, due 02/11/31[5]	USD	555,000	577,985
WP Carey, Inc.
2.400%, due 02/01/31	USD	130,000	128,167
Xcel Energy, Inc.
3.400%, due 06/01/30	USD	220,000	249,190
XPO Logistics, Inc.
6.750%, due 08/15/24[1]	USD	45,000	47,619

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(concluded)
United States—(concluded)
Zoetis, Inc.
2.000%, due 05/15/30	USD	970,000	992,511
3.000%, due 05/15/50	USD	95,000	99,355
			83,261,963
Total corporate bonds (cost—$143,643,040)			148,783,493

Mortgage-backed securities—5.7%
Spain—0.6%
Bankinter 10 FTA,
Series 10, Class A2,
3 mo. Euribor + 0.160%,
0.000%, due 06/21/43[2,3]	EUR	1,021,793	1,181,796
Fondo de Titulizacion de Activos Santander Hipotecario,
Series 2, Class A,
3 mo. Euribor + 0.150%,
0.000%, due 01/18/49[2,3]	EUR	759,991	877,879
			2,059,675
United Kingdom—1.4%
Finsbury Square PLC,
Series 2020-1A, Class A,
3 mo. SONIA + 0.800%,
0.859%, due 03/16/70[1,2]	GBP	458,227	591,968
Series 2020-2A, Class A,
3 mo. SONIA + 1.300%,
1.359%, due 06/16/70[1,2]	GBP	334,000	435,547
Gosforth Funding PLC,
Series 2018-1A, Class A1,
3 mo. USD LIBOR + 0.450%,
0.700%, due 08/25/60[1,2]	USD	400,838	401,045
Lanark Master Issuer PLC,
Series 2020-1A, Class 2A,
3 mo. SONIA + 0.570%,
0.633%, due 12/22/69[1,2]	GBP	615,000	799,581
Silverstone Master Issuer PLC,
Series 2018-1A, Class 1A,
3 mo. USD LIBOR + 0.390%,
0.599%, due 01/21/70[1,2]	USD	728,000	728,558
Series 2019-1A, Class 1A,
3 mo. USD LIBOR + 0.570%,
0.779%, due 01/21/70[1,2]	USD	288,000	288,647

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Mortgage-backed securities—(continued)
United Kingdom—(concluded)
Series 2020-1A, Class 1A,
3 mo. SONIA + 0.470%,
0.526%, due 01/21/70[1,2]	GBP	900,000	1,169,102
			4,414,448
United States—3.7%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.466%, due 12/25/59[1,8]	USD	457,568	461,444
BANK,
Series 2019-BN19, Class A3,
3.183%, due 08/15/61	USD	870,000	968,951
Series 2019-BN24, Class A3,
2.960%, due 11/15/62	USD	440,000	483,226
BX Commercial Mortgage Trust,
Series 2020-BXLP, Class A,
1 mo. USD LIBOR + 0.800%,
0.948%, due 12/15/36[1,2]	USD	1,054,035	1,051,452
Citigroup Commercial Mortgage Trust,
Series 2017-P7, Class A4,
3.712%, due 04/14/50	USD	807,500	908,110
COMM Mortgage Trust,
Series 2014-UBS4, Class A5,
3.694%, due 08/10/47	USD	810,000	881,399
Deephaven Residential Mortgage Trust,
Series 2020-1, Class A1,
2.339%, due 01/25/60[1,8]	USD	1,375,046	1,385,860
GRACE Mortgage Trust,
Series 2014-GRCE,Class A,
3.369%, due 06/10/28[1]	USD	2,550,000	2,561,114
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3,
3.119%, due 05/10/50	USD	1,025,880	1,094,586
Series 2020-GC45, Class A5,
2.911%, due 02/13/53	USD	559,000	609,787
OBX Trust,
Series 2020-EXP1, Class 2A1,
1 mo. USD LIBOR + 0.750%,
0.899%, due 02/25/60[1,2]	USD	422,292	422,008
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1,
2.275%, due 02/25/50[1,8]	USD	436,562	444,206

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Mortgage-backed securities—(concluded)
United States—(concluded)
Verus Securitization Trust,
Series 2020-1, Class A1,
2.417%, due 01/25/60[1,7]	USD	691,283	702,267
			11,974,410
Total mortgage-backed securities (cost—$18,040,655)			18,448,533

Municipal bonds—1.1%
California—0.2%
Regents of the University of California Medical Center Pooled Revenue,
Series N,
3.256%, due 05/15/60	585,000		589,908

District of Columbia—0.3%
District of Columbia Water & Sewer Authority
3.207%, due 10/01/48	810,000		854,048

Massachusetts—0.1%
Commonwealth of Massachusetts, Consolidated Loan, GO Bonds,
Series H,
2.900%, due 09/01/49	280,000		291,704

Missouri—0.2%
Health & Educational Facilities Authority of the State of Missouri,
Series A,
3.229%, due 05/15/50	700,000		771,491

Texas—0.3%
Texas A&M University,
Series B,
3.480%, due 05/15/49	810,000		859,013
Total municipal bonds (cost—$3,309,780)			3,366,164

Non-U.S. government agency obligations—32.9%
Australia—1.6%
Australia Government Bond
3.000%, due 03/21/47[3]	AUD	3,300,000	2,949,451
New South Wales Treasury Corp.
3.000%, due 02/20/30[3]	AUD	1,300,000	1,074,405

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Non-U.S. government agency obligations—(continued)
Australia—(concluded)
Queensland Treasury Corp.
1.750%, due 08/21/31[1,3]	AUD	1,540,000	1,136,694
			5,160,550
Bahrain—0.3%
Bahrain Government International Bond
5.450%, due 09/16/32[1,5]	USD	830,000	810,220

Bermuda—0.3%
Bermuda Government International Bond
4.750%, due 02/15/29[1]	USD	910,000	1,092,455

Brazil—0.4%
Brazilian Government International Bond
2.875%, due 06/06/25	USD	1,330,000	1,345,046

Canada—1.6%
Hydro-Quebec
6.500%, due 02/15/35	CAD	750,000	897,484
Province of British Columbia Canada
2.800%, due 06/18/48	CAD	300,000	258,005
Province of Ontario Canada
2.700%, due 06/02/29	CAD	1,672,000	1,400,725
Province of Quebec Canada
2.300%, due 09/01/29	CAD	1,754,000	1,432,953
5.000%, due 12/01/41	CAD	1,100,000	1,242,737
			5,231,904
China—2.5%
China Government Bond
3.160%, due 06/27/23[3]	CNY	4,500,000	682,282
3.380%, due 11/21/24[3]	CNY	8,000,000	1,232,372
3.480%, due 06/29/27[3]	CNY	13,000,000	2,026,625
4.100%, due 12/04/22[3]	CNY	2,000,000	308,168
4.290%, due 05/22/29[3]	CNY	17,000,000	2,814,589
4.500%, due 05/22/34[3]	CNY	6,000,000	1,029,384
			8,093,420
Colombia—0.5%
Colombia Government International Bond
3.000%, due 01/30/30[5]	USD	1,570,000	1,602,872

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Non-U.S. government agency obligations—(continued)
Croatia—0.6%
Croatia Government International Bond
1.500%, due 06/17/31[3]	EUR	1,450,000	1,775,291

Denmark—0.5%
Denmark Government Bond
1.500%, due 11/15/23 DKK	10,250,000		1,710,743

Egypt—0.2%
Egypt Government International Bond
7.625%, due 05/29/32[3]	USD	780,000	789,048

Germany—3.9%
Bundesrepublik Deutschland Bundesanleihe
0.010%, due 02/15/30[3]	EUR	6,920,000	8,565,491
0.010%, due 08/15/50[3]	EUR	2,650,000	3,291,545
State of North Rhine-Westphalia Germany EMTN
2.150%, due 03/21/19[3]	EUR	400,000	848,368
			12,705,404
Hungary—0.6%
Hungary Government International Bond
1.750%, due 06/05/35[3]	EUR	1,300,000	1,630,384
5.375%, due 03/25/24	USD	234,000	268,369
			1,898,753
Indonesia—0.4%
Indonesia Treasury Bond
7.000%, due 05/15/27 IDR	16,042,000,000		1,136,925

Israel—0.5%
Israel Government International Bond
3.875%, due 07/03/50	USD	1,350,000	1,565,156

Italy—5.8%
Italy Buoni Poliennali Del Tesoro
0.950%, due 08/01/30[3]	EUR	3,050,000	3,645,435
1.350%, due 04/01/30[3]	EUR	3,760,000	4,664,329
1.450%, due 11/15/24[3]	EUR	1,200,000	1,481,821
1.800%, due 03/01/41[1,3]	EUR	1,160,000	1,451,413
2.000%, due 02/01/28[3]	EUR	610,000	789,700
2.450%, due 09/01/50[1,3]	EUR	500,000	701,760
3.000%, due 08/01/29[3]	EUR	490,000	688,695
5.000%, due 09/01/40[1,3]	EUR	1,100,000	2,097,800

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Non-U.S. government agency obligations—(continued)
Italy—(concluded)
Republic of Italy Government International Bond
2.375%, due 10/17/24	USD	2,990,000	3,125,794
			18,646,747
Japan—6.0%
Japan Government Forty Year Bond
2.200%, due 03/20/51	JPY	379,700,000	5,177,187
Japan Government Ten Year Bond
0.100%, due 03/20/30	JPY	276,150,000	2,658,552
Japan Government Thirty Year Bond
1.700%, due 06/20/44	JPY	37,500,000	453,782
2.300%, due 12/20/36	JPY	269,400,000	3,377,799
Japan Government Twenty Year Bond
0.300%, due 12/20/39	JPY	528,700,000	4,959,110
0.700%, due 03/20/37	JPY	253,150,000	2,566,053
			19,192,483
New Zealand—0.8%
New Zealand Government Bond
1.750%, due 05/15/41	NZD	3,400,000	2,452,295

Qatar—1.0%
Qatar Government International Bond
4.400%, due 04/16/50[3]	USD	2,590,000	3,296,915

Romania—0.9%
Romanian Government International Bond
3.624%, due 05/26/30[1]	EUR	2,100,000	2,803,825

Saudi Arabia—1.0%
Saudi Government International Bond
5.000%, due 04/17/49[3]	USD	2,620,000	3,343,775

Slovenia—0.2%
Slovenia Government International Bond
5.250%, due 02/18/24[3]	USD	510,000	587,663

South Korea—1.7%
Korea Treasury Bond
3.000%, due 09/10/24	KRW	5,964,350,000	5,625,200

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
Non-U.S. government agency obligations—(concluded)
Spain—0.5%
Spain Government Bond
1.200%, due 10/31/40[1,3]	EUR	1,340,000	1,706,893

United Arab Emirates—1.1%
Abu Dhabi Government International Bond
3.125%, due 10/11/27[1]	USD	1,100,000	1,221,000
3.875%, due 04/16/50[1]	USD	610,000	724,131
Finance Department Government of Sharjah
4.000%, due 07/28/50[1]	USD	1,600,000	1,592,064
			3,537,195
Total non-U.S. government agency obligations (cost—$101,731,583)			106,110,778

U.S. government agency obligations—6.2%
United States—6.2%
FHLMC
3.000%, due 03/01/31	USD	2,583,403	2,711,034
FNMA
3.500%, due 09/01/32	USD	3,090,473	3,292,017
3.500%, due 08/01/47	USD	2,544,297	2,842,042
3.500%, due 05/01/58	USD	2,040,207	2,285,357
4.000%, due 04/01/59	USD	2,369,678	2,646,987
GNMA II
2.500%, due 11/20/50	USD	5,810,000	6,092,296
Total U.S. government agency obligations (cost—$19,424,339)			19,869,733

U.S. Treasury obligations—2.6%
United States—2.6%
U.S. Treasury Notes
0.250%, due 06/30/25	USD	6,640,000	6,608,356

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)		Value ($)
U.S. Treasury obligations—(concluded)
United States—(concluded)
0.625%, due 05/15/30	USD	1,780,000	1,742,175
Total U.S. Treasury obligations (cost—$8,413,877)			8,350,531

	Number of shares
Short-term investments—4.7%
Investment companies—4.7%
State Street Institutional U.S. Government Money Market Fund, 0.03%[9] (cost—$15,285,576)	15,285,576		15,285,576

Investment of cash collateral from securities loaned—2.1%
Money market funds—2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%[9] (cost—$6,717,983)	6,717,983		6,717,983
Total investments (cost—$316,788,470)[10]—102.0%			328,895,083
Liabilities in excess of other assets—(2.0)%			(6,311,984)
Net assets—100.0%			$322,583,099

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Interest rate futures buy contracts:
53	AUD	Australian Bond 10 Year Futures	December 2020	5,511,212	5,569,957	58,745
97	EUR	Italian Government Bond Futures	December 2020	16,748,238	16,899,340	151,102
10	JPY	Japan Government Bond 10 Year Futures	December 2020	14,505,998	14,506,901	903
166	GBP	United Kingdom Long Gilt Bond Futures	December 2020	29,270,689	29,178,381	(92,308)
U.S. Treasury futures buy contracts:
36	USD	U.S. Treasury Note 2 Year Futures	December 2020	7,949,311	7,950,375	1,064
169	USD	U.S. Treasury Note 5 Year Futures	December 2020	21,279,814	21,226,664	(53,150)
Total				95,265,262	95,331,618	66,356
Interest rate futures sell contracts:
27	CAD	Canada Government Bond 10 Year Futures	December 2020	(3,077,094)	(3,060,932)	16,162
78	EUR	German Euro BOBL Futures	December 2020	(12,268,535)	(12,342,798)	(74,263)
27	EUR	German Euro Bund Futures	December 2020	(5,540,360)	(5,539,144)	1,216
19	EUR	German Euro Buxl 30 Year Futures	December 2020	(4,825,030)	(5,062,082)	(237,052)
67	EUR	German Euro Schatz Futures	December 2020	(8,759,352)	(8,775,819)	(16,467)
U.S. Treasury futures sell contracts:
3	USD	U.S. Long Bond Futures	December 2020	(526,837)	(517,406)	9,431
18	USD	U.S. Treasury Note 10 Year Futures	December 2020	(2,502,497)	(2,487,938)	14,559
23	USD	U.S. Ultra Long Treasury Bond Futures	December 2020	(4,997,418)	(4,945,000)	52,418
109	USD	U.S. Ultra Treasury Note 10 Year Futures	December 2020	(17,378,023)	(17,143,656)	234,367
Total				(59,875,146)	(59,874,775)	371
Net unrealized appreciation (depreciation)						66,727

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	AUD	2,299,437	JPY	170,907,768	11/18/20	16,288
BB	EUR	3,120,458	CHF	3,334,459	11/18/20	2,620
BB	EUR	696,710	HUF	253,497,835	11/18/20	(7,030)
BB	EUR	4,182,448	JPY	516,749,198	11/18/20	63,848
BB	JPY	171,597,555	AUD	2,268,553	11/18/20	(44,588)
BB	PLN	7,818,278	EUR	1,738,423	11/18/20	50,233
BB	USD	3,285,823	AUD	4,577,202	11/18/20	(68,242)
BB	USD	259,472	CNY	1,754,420	11/18/20	2,057
BB	USD	233,751	HUF	71,101,056	11/18/20	(8,060)
BNP	EUR	689,265	CZK	18,794,299	11/18/20	325
BNP	EUR	694,118	PLN	3,171,399	11/18/20	(7,499)
BNP	EUR	148,332	USD	175,242	11/18/20	2,430
BNP	ILS	1,391,479	USD	409,560	11/18/20	1,699
BNP	MXN	70,570,636	USD	3,278,238	11/18/20	(43,578)
BNP	NZD	630,303	AUD	588,111	11/18/20	(3,343)
BNP	SGD	583,000	USD	428,517	11/18/20	1,708
BNP	TRY	6,225,138	USD	777,755	11/18/20	40,749
BNP	USD	1,624,968	AUD	2,268,276	11/18/20	(30,465)
BNP	USD	407,513	CNY	2,741,664	11/18/20	1,183
BNP	USD	1,591,912	SGD	2,163,375	11/18/20	(8,124)
BNP	USD	428,960	THB	13,405,000	11/18/20	1,085
BOA	NZD	1,859,029	USD	1,226,581	11/18/20	(2,621)
BOA	USD	5,520,364	CHF	5,020,120	11/18/20	(43,160)
BOA	USD	25,219,179	JPY	2,657,052,299	11/18/20	163,857
CITI	AUD	5,134,013	CAD	4,803,228	11/18/20	(3,577)
CITI	AUD	6,876,730	NZD	7,313,095	11/18/20	1,416
CITI	CHF	4,482,868	EUR	4,162,772	11/18/20	(41,259)
CITI	EUR	1,038,991	CHF	1,115,700	11/18/20	6,824
CITI	EUR	4,524,241	USD	5,336,872	11/18/20	65,973

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Forward foreign currency contracts - (continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
CITI	GBP	2,827,219	EUR	3,116,973	11/18/20	(31,624)
CITI	ILS	1,393,221	USD	410,000	11/18/20	1,629
CITI	JPY	171,192,949	AUD	2,268,000	11/18/20	(41,111)
CITI	JPY	648,643,149	EUR	5,205,887	11/18/20	(131,498)
CITI	NZD	1,231,757	AUD	1,149,000	11/18/20	(6,747)
CITI	NZD	3,697,094	USD	2,454,797	11/18/20	10,253
CITI	USD	3,653,506	AUD	5,104,516	11/18/20	(65,246)
CITI	USD	1,211,124	CZK	27,994,075	11/18/20	(14,545)
CITI	USD	347,333	NOK	3,187,922	11/18/20	(13,421)
CITI	USD	1,391,460	SEK	12,252,375	11/18/20	(14,318)
GSI	AUD	11,619,674	USD	8,342,217	11/18/20	174,074
GSI	CZK	18,940,887	EUR	693,358	11/18/20	(1,823)
GSI	EUR	344,857	CNY	2,728,558	11/18/20	4,971
GSI	ILS	2,780,501	USD	820,267	11/18/20	5,266
GSI	JPY	257,822,148	USD	2,454,000	11/18/20	(8,996)
GSI	SGD	528,182	USD	388,743	11/18/20	2,066
GSI	THB	5,089,944	USD	162,680	11/18/20	(610)
GSI	USD	12,623,707	CNY	85,326,092	11/18/20	95,733
GSI	USD	814,890	ILS	2,786,476	11/18/20	1,862
GSI	USD	212,240	RON	879,956	11/18/20	(1,643)
GSI	USD	388,344	THB	12,127,607	11/18/20	721
HSBC	CAD	4,859,790	AUD	5,124,155	11/18/20	(45,809)
HSBC	CNY	1,369,500	USD	203,101	11/18/20	(1,049)
HSBC	CNY	5,435,692	USD	817,393	11/18/20	7,103
HSBC	MXN	35,810,452	USD	1,675,313	11/18/20	(10,314)
HSBC	NZD	3,009,033	USD	2,001,367	11/18/20	11,774
HSBC	TRY	18,880,576	USD	2,360,775	11/18/20	125,468
HSBC	USD	170,016	AUD	238,600	11/18/20	(2,290)
HSBC	USD	1,383,065	ILS	4,686,072	11/18/20	(9,517)
HSBC	USD	3,276,007	MXN	69,193,644	11/18/20	(19,007)
HSBC	USD	407,513	THB	12,693,083	11/18/20	(307)
HSBC	USD	1,211,525	THB	37,775,590	11/18/20	352
HSBC	USD	1,256,720	ZAR	20,900,450	11/18/20	25,354
RBC	CHF	162,393	USD	178,583	11/18/20	1,404
RBC	EUR	1,046,245	USD	1,233,391	11/18/20	14,479
RBC	USD	68,987	CAD	90,537	11/18/20	(1,027)
RBC	USD	5,163,988	JPY	545,342,920	11/18/20	45,717

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Forward foreign currency contracts - (concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
RBC	ZAR	28,675,474	USD	1,724,917	11/18/20	(34,090)
SCB	EUR	960,647	USD	1,134,695	11/18/20	15,507
SCB	SGD	1,113,756	USD	819,560	11/18/20	4,188
SCB	TRY	1,638,108	USD	197,047	11/18/20	3,109
SCB	USD	3,404,815	CAD	4,473,981	11/18/20	(46,537)
SCB	USD	5,420,816	EUR	4,609,521	11/18/20	(50,561)
SCB	USD	8,754,384	GBP	6,714,120	11/18/20	(55,422)
SCB	USD	3,352,361	MXN	71,667,507	11/18/20	21,086
SSC	DKK	5,660,941	USD	897,229	11/18/20	11,309
SSC	EUR	3,554,317	USD	4,171,450	11/18/20	30,545
SSC	HUF	250,504,733	USD	824,717	11/18/20	29,556
SSC	JPY	18,188,776	USD	173,720	11/18/20	(39)
SSC	USD	2,553,534	AUD	3,573,865	11/18/20	(41,257)
SSC	USD	2,713,601	PLN	10,287,782	11/18/20	(114,652)
Net unrealized appreciation (depreciation)						(9,185)

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	1,962,292	—	1,962,292
Corporate bonds	—	148,783,493	—	148,783,493
Mortgage-backed securities	—	18,448,533	—	18,448,533
Municipal bonds	—	3,366,164	—	3,366,164
Non-U.S. government agency obligations	—	106,110,778	—	106,110,778
U.S. government agency obligations	—	19,869,733	—	19,869,733
U.S. Treasury obligations	—	8,350,531	—	8,350,531
Short-term investments	—	15,285,576	—	15,285,576
Investment of cash collateral from securities loaned	—	6,717,983	—	6,717,983
Futures contracts	539,967	—	—	539,967
Forward foreign currency contracts	—	1,065,821	—	1,065,821
Total	539,967	329,960,904	—	330,500,871

Liabilities
Futures contracts	(473,240)	—	—	(473,240)
Forward foreign currency contracts	—	(1,075,006)	—	(1,075,006)
Total	(473,240)	(1,075,006)	—	(1,548,246)

At October 31, 2020, there were no transfers in or out of Level 3.

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2020 (unaudited)

 Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $50,440,132, represented 15.6% of the Fund’s net assets at period end.

2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

3	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4	Perpetual investment. Date shown reflects the next call date.

5	Security, or portion thereof, was on loan at the period end.

6	Bond interest in default.

7	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

8	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

9	Rates shown reflect yield at October 31, 2020.

10	Includes $6,561,454 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $6,717,983.

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—95.6%
Advertising—0.4%
Clear Channel International BV
6.625%, due 08/01/25[2]	200,000		203,000
Lamar Media Corp.
3.750%, due 02/15/28	25,000		24,828
4.000%, due 02/15/30	100,000		100,875
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.000%, due 08/15/27[2]	250,000		236,877
Summer BC Holdco A SARL
9.250%, due 10/31/27[3]	EUR	247,789	272,700
Summer BC Holdco B SARL
5.750%, due 10/31/26[3]	EUR	300,000	344,447
			1,182,727

Aerospace & defense—2.1%
Bombardier, Inc.
6.000%, due 10/15/22[2]	425,000		385,687
6.125%, due 05/15/21[3]	EUR	300,000	345,300
6.125%, due 01/15/23[2]	250,000		215,687
7.500%, due 12/01/24[2]	325,000		244,561
7.500%, due 03/15/25[2]	50,000		36,375
Howmet Aerospace, Inc.
5.125%, due 10/01/24	100,000		105,057
5.950%, due 02/01/37	550,000		599,500
6.875%, due 05/01/25	25,000		27,813
Rolls-Royce PLC
4.625%, due 02/16/26[2]	EUR	100,000	116,462
5.750%, due 10/15/27[2]	200,000		202,500
5.750%, due 10/15/27[2]	GBP	100,000	129,668
Spirit AeroSystems, Inc.
5.500%, due 01/15/25[2]	75,000		76,313
7.500%, due 04/15/25[2]	150,000		151,294
TransDigm UK Holdings PLC
6.875%, due 05/15/26	200,000		199,000
TransDigm, Inc.
5.500%, due 11/15/27	875,000		853,081
6.250%, due 03/15/26[2]	375,000		390,937
6.375%, due 06/15/26	125,000		124,650
6.500%, due 05/15/25	530,000		530,000
7.500%, due 03/15/27[4]	500,000		516,250
Triumph Group, Inc.
6.250%, due 09/15/24[2]	50,000		43,177
7.750%, due 08/15/25	125,000		80,625

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Aerospace & defense—(concluded)
8.875%, due 06/01/24[2]	75,000		79,616
			5,453,553

Agriculture—0.9%
Camposol SA
6.000%, due 02/03/27[2]	300,000		317,250
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc.
8.500%, due 12/15/22[2]	275,000		283,250
Darling Ingredients, Inc.
5.250%, due 04/15/27[2]	75,000		79,500
JBS Investments II GmbH
5.750%, due 01/15/28[2]	300,000		315,188
7.000%, due 01/15/26[2]	600,000		641,040
Tereos Finance Groupe I SA
4.125%, due 06/16/23[3]	EUR	300,000	320,679
7.500%, due 10/30/25[2,12]	EUR	150,000	174,236
Vector Group Ltd.
10.500%, due 11/01/26[2]	225,000		231,750
			2,362,893

Airlines—0.9%
Air Canada
7.750%, due 04/15/21[2]	225,000		226,687
American Airlines Group, Inc.
5.000%, due 06/01/22[2]	250,000		163,750
American Airlines, Inc.
11.750%, due 07/15/25[2,4]	325,000		316,062
Delta Air Lines, Inc.
3.400%, due 04/19/21	75,000		75,169
3.625%, due 03/15/22	125,000		122,505
3.800%, due 04/19/23	75,000		70,976
7.000%, due 05/01/25[2]	75,000		81,844
7.375%, due 01/15/26	75,000		77,515
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500%, due 10/20/25[2]	100,000		101,489
4.750%, due 10/20/28[2]	25,000		25,533
Gol Finance SA
7.000%, due 01/31/25[3]	530,000		392,211
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.000%, due 09/20/25[2]	125,000		132,500
Transportes Aereos Portugueses SA
5.625%, due 12/02/24[2]	EUR	200,000	132,777

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Airlines—(concluded)
5.625%, due 12/02/24[3]	EUR	200,000	132,777
United Airlines Holdings, Inc.
4.250%, due 10/01/22	75,000		68,198
5.000%, due 02/01/24[4]	25,000		21,844
6.000%, due 12/01/20[4]	75,000		75,000
United Airlines Pass-Through Trust,
Series 2020-1, Class A,
5.875%, due 10/15/27	50,000		50,107
			2,266,944

Apparel — 0.2%
IM Group SAS
6.625%, due 03/01/25[2]	EUR	150,000	149,292
PB International BV
7.625%, due 01/26/22[3]	400,000		260,500
Takko Luxembourg 2 SCA MTN
5.375%, due 11/15/23[3]	EUR	175,000	156,080
			565,872

Auto manufacturers—2.2%
BCD Acquisition, Inc.
9.625%, due 09/15/23[2]	75,000		75,094
Ford Motor Co.
8.500%, due 04/21/23	550,000		607,063
9.000%, due 04/22/25	300,000		352,875
Ford Motor Credit Co. LLC
1.514%, due 02/17/23	EUR	200,000	224,195
3.815%, due 11/02/27	200,000		193,250
4.063%, due 11/01/24	200,000		200,560
4.134%, due 08/04/25	200,000		198,662
5.113%, due 05/03/29	600,000		623,250
5.125%, due 06/16/25	200,000		208,458
5.875%, due 08/02/21	600,000		612,720
Ford Motor Credit Co. LLC EMTN
3 mo. Euribor + 0.730%,
0.249%, due 11/15/23[5]	EUR	100,000	107,148
1.744%, due 07/19/24	EUR	450,000	493,302
3 mo. Euribor + 0.370%,
3.375%, due 12/01/21[5]	EUR	150,000	169,233
4.535%, due 03/06/25	GBP	150,000	194,253
Jaguar Land Rover Automotive PLC
6.875%, due 11/15/26[3]	EUR	200,000	210,788
7.750%, due 10/15/25[2]	200,000		199,500

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Auto manufacturers—(concluded)
Mclaren Finance PLC
5.750%, due 08/01/22[2]	200,000		183,500
Navistar International Corp.
6.625%, due 11/01/25[2]	175,000		180,941
9.500%, due 05/01/25[2]	225,000		249,328
Tesla, Inc.
5.300%, due 08/15/25[2]	425,000		439,717
			5,723,837

Auto parts & equipment—1.8%
Adient Global Holdings Ltd.
3.500%, due 08/15/24[3]	EUR	350,000	379,817
Adient U.S. LLC
9.000%, due 04/15/25[2]	125,000		137,463
Adler Pelzer Holding GmbH
4.125%, due 04/01/24[3]	EUR	225,000	217,891
Clarios Global LP
6.750%, due 05/15/25[2]	125,000		132,200
Clarios Global LP/Clarios US Finance Co.
8.500%, due 05/15/27[2]	575,000		599,811
Cooper-Standard Automotive, Inc.
5.625%, due 11/15/26[2]	275,000		184,250
Dana, Inc.
5.625%, due 06/15/28	50,000		52,485
Dealer Tire LLC/DT Issuer LLC
8.000%, due 02/01/28[2]	100,000		102,250
Goodyear Tire & Rubber Co./The
9.500%, due 05/31/25	550,000		603,625
IHO Verwaltungs GmbH
3.625% Cash or 4.375% PIK,
3.625%, due 05/15/25[3,6]	EUR	100,000	116,132
3.875% Cash or 4.625% PIK,
3.875%, due 05/15/27[3,6]	EUR	275,000	319,087
Metalsa SA de CV
4.900%, due 04/24/23[3]	575,000		577,516
Schaeffler AG EMTN
2.875%, due 03/26/27[3]	EUR	100,000	116,095
Superior Industries International, Inc.
6.000%, due 06/15/25[2]	EUR	300,000	282,396
Tenneco, Inc.
4.875%, due 04/15/22[3]	EUR	100,000	113,553
5.000%, due 07/15/24[3]	EUR	325,000	350,835

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Auto parts & equipment—(concluded)
5.000%, due 07/15/26	250,000		191,250
Titan International, Inc.
6.500%, due 11/30/23	150,000		117,000
			4,593,656

Banks—3.5%
Akbank T.A.S.
5.000%, due 10/24/22[3]	550,000		536,422
Akbank T.A.S. MTN
5.125%, due 03/31/25[3]	400,000		368,500
Banco de Bogota SA
5.375%, due 02/19/23[2]	250,000		262,891
Banco de Sabadell SA
(fixed, converts to FRN on 11/23/22),
6.125%, due 11/23/22[3,7]	EUR	400,000	397,146
Banco do Brasil SA
5.875%, due 01/26/22[2]	450,000		468,337
5.875%, due 01/26/22[3]	350,000		364,612
Bank of America Corp.
(fixed, converts to FRN on 03/10/26),
6.300%, due 03/10/26[7]	175,000		198,625
Series JJ,
(fixed, converts to FRN on 06/20/24),
5.125%, due 06/20/24[7]	100,000		102,642
Series X,
(fixed, converts to FRN on 09/05/24),
6.250%, due 09/05/24[7]	350,000		380,625
Barclays PLC
(fixed, converts to FRN on 06/15/24),
8.000%, due 06/15/24[7]	400,000		429,000
(fixed, converts to FRN on 12/15/20),
8.000%, due 12/15/20[7]	EUR	600,000	703,079
CaixaBank SA
(fixed, converts to FRN on 06/13/24),
6.750%, due 06/13/24[3,7]	EUR	400,000	475,106
CIT Group, Inc.
4.125%, due 03/09/21	25,000		25,156
Citigroup, Inc.
(fixed, converts to FRN on 02/15/23),
5.900%, due 02/15/23[7]	75,000		77,701
Series Q,
(fixed, converts to FRN on 02/15/21),
4.375%, due 02/15/21[7]	75,000		73,702

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(concluded)
Series V,
(fixed, converts to FRN on 01/30/25),
4.700%, due 01/30/25[7]		225,000	220,444
Credit Suisse Group AG
(fixed, converts to FRN on 12/18/24),
6.250%, due 12/18/24[2,7]		400,000	426,000
Goldman Sachs Group, Inc./The
(fixed, converts to FRN on 08/31/20),
4.165%, due 11/30/20[7]		375,000	369,375
Goldman Sachs Group, Inc./The,
Series R,
(fixed, converts to FRN on 02/10/25),
4.950%, due 02/10/25[4,7]		75,000	76,823
Intesa Sanpaolo SpA EMTN
3.928%, due 09/15/26[3]	EUR	500,000	626,647
JPMorgan Chase & Co.,
Series HH,
(fixed, converts to FRN on 02/01/25),
4.600%, due 02/01/25[7]		150,000	147,900
Natwest Group PLC
(fixed, converts to FRN on 08/10/25),
8.000%, due 08/10/25[7]		200,000	223,876
(fixed, converts to FRN on 08/15/21),
8.625%, due 08/15/21[7]		200,000	206,422
Provident Funding Associates LP/PFG Finance Corp.
6.375%, due 06/15/25[2]		75,000	73,678
Turkiye Vakiflar Bankasi TAO
8.125%, due 03/28/24[2]		250,000	249,844
Ukreximbank Via Biz Finance PLC
9.625%, due 04/27/22[3]		125,000	127,852
9.750%, due 01/22/25[3]		1,050,000	1,068,178
UniCredit SpA EMTN
(fixed, converts to FRN on 01/03/22),
4.375%, due 01/03/27[3]	EUR	300,000	359,987
Yapi ve Kredi Bankasi AS
8.250%, due 10/15/24[2]		200,000	202,500
			9,243,070
Beverages—0.7%
Ajecorp BV
6.500%, due 05/14/22[3]		531,000	529,938
Central American Bottling Corp.
5.750%, due 01/31/27[2]		400,000	417,750

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Beverages—(concluded)
5.750%, due 01/31/27[3]		450,000	469,969
Coca-Cola Icecek AS
4.215%, due 09/19/24[3]		200,000	202,000
Primo Water Corp.
3.875%, due 10/31/28[2]	EUR	100,000	114,847
			1,734,504
Building materials—2.1%
BMC East LLC
5.500%, due 10/01/24[2]		175,000	179,375
Builders FirstSource, Inc.
5.000%, due 03/01/30[2]		100,000	105,500
6.750%, due 06/01/27[2]		225,000	241,312
Cemex SAB de CV
3.125%, due 03/19/26[2]	EUR	400,000	467,607
3.125%, due 03/19/26[3]	EUR	125,000	146,308
5.450%, due 11/19/29[2]		400,000	423,120
5.700%, due 01/11/25[3]		250,000	255,547
Griffon Corp.
5.750%, due 03/01/28		250,000	259,375
Grupo Cementos de Chihuahua SAB de CV
5.250%, due 06/23/24[3]		1,000,000	1,035,000
James Hardie International Finance DAC
3.625%, due 10/01/26[2]	EUR	150,000	177,716
JELD-WEN, Inc.
4.625%, due 12/15/25[2]		125,000	126,562
6.250%, due 05/15/25[2]		100,000	106,750
Masonite International Corp.
5.750%, due 09/15/26[2]		75,000	78,375
NWH Escrow Corp.
7.500%, due 08/01/21[2]		250,000	85,000
Patrick Industries, Inc.
7.500%, due 10/15/27[2]		225,000	243,772
PGT Innovations, Inc.
6.750%, due 08/01/26[2]		175,000	185,062
Standard Industries, Inc.
2.250%, due 11/21/26[2]	EUR	275,000	314,661
5.000%, due 02/15/27[2]		50,000	51,563
Summit Materials LLC/Summit Materials Finance Corp.
5.250%, due 01/15/29[2]		125,000	128,750
6.500%, due 03/15/27[2]		50,000	52,375

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Building materials—(concluded)
Tecnoglass, Inc.
8.200%, due 01/31/22[3]		600,000	618,006
US Concrete, Inc.
6.375%, due 06/01/24[4]		100,000	102,500
			5,384,236
Chemicals—2.2%
Atotech Alpha 2 BV
8.750% Cash or 9.500% PIK,
8.750%, due 06/01/23[2,6]		200,000	201,000
Atotech Alpha 3 BV/Alpha US Bidco, Inc.
6.250%, due 02/01/25[2]		200,000	201,500
Avantor Funding, Inc.
2.625%, due 11/01/25	EUR	200,000	232,930
Avient Corp.
5.750%, due 05/15/25[2]		150,000	157,875
Axalta Coating Systems Dutch Holding B BV
3.750%, due 01/15/25[3]	EUR	300,000	351,974
Blue Cube Spinco LLC
10.000%, due 10/15/25		25,000	26,397
Braskem Netherlands Finance BV
(fixed, converts to FRN on 10/24/25),
8.500%, due 01/23/81[2]		250,000	253,940
Chemours Co./The
7.000%, due 05/15/25[4]		75,000	75,563
Cornerstone Chemical Co.
6.750%, due 08/15/24[2]		125,000	117,500
INEOS Finance PLC
3.375%, due 03/31/26[2]	EUR	100,000	113,812
Ingevity Corp.
3.875%, due 11/01/28[2]		75,000	76,140
Innophos Holdings, Inc.
9.375%, due 02/15/28[2]		150,000	160,500
Kraton Polymers LLC/Kraton Polymers Capital Corp.
5.250%, due 05/15/26[2]	EUR	250,000	295,530
5.250%, due 05/15/26[3]	EUR	100,000	118,212
7.000%, due 04/15/25[2,4]		100,000	103,125
Methanex Corp.
5.125%, due 10/15/27		75,000	76,373
Minerals Technologies, Inc.
5.000%, due 07/01/28[2]		100,000	103,000

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
Monitchem HoldCo 2 SA
9.500%, due 09/15/26[2]	EUR	150,000	178,646
Monitchem HoldCo 3 SA
5.250%, due 03/15/25[3]	EUR	100,000	116,884
NOVA Chemicals Corp.
5.000%, due 05/01/25[2]		50,000	49,406
5.250%, due 06/01/27[2]		150,000	146,475
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.750%, due 04/30/26[2]		50,000	50,500
OCI NV
3.125%, due 11/01/24[2]	EUR	150,000	172,057
3.625%, due 10/15/25[2]	EUR	100,000	115,876
4.625%, due 10/15/25[2]		200,000	202,540
5.250%, due 11/01/24[2]		200,000	204,500
Olin Corp.
5.000%, due 02/01/30		75,000	75,563
5.625%, due 08/01/29		75,000	77,530
9.500%, due 06/01/25[2]		150,000	177,393
Sasol Financing USA LLC
5.875%, due 03/27/24		300,000	289,800
SPCM SA
2.625%, due 02/01/29[2]	EUR	125,000	145,217
4.875%, due 09/15/25[2]		200,000	205,760
TPC Group, Inc.
10.500%, due 08/01/24[2]		225,000	187,875
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.375%, due 09/01/25[2]		250,000	253,750
Tronox Finance PLC
5.750%, due 10/01/25[2]		225,000	224,437
Tronox, Inc.
6.500%, due 04/15/26[2]		75,000	76,070
WR Grace & Co-Conn
4.875%, due 06/15/27[2]		150,000	156,264
			5,771,914
Coal—0.2%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
6.375%, due 03/15/24[8,9],12		550,000	5,500
Indika Energy Capital IV Pte Ltd.
8.250%, due 10/22/25[2]		300,000	299,156
Indo Energy Finance II BV
6.375%, due 01/24/23[3]		228,000	229,924

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Coal—(concluded)
Murray Energy Corp.
12.000%, due 04/15/24[2,10]		1,268,693	63
			534,643
Commercial banks—1.1%
Banco de Bogota SA
6.250%, due 05/12/26[3]		500,000	548,755
Banco Votorantim SA
4.375%, due 07/29/25[2]		200,000	208,000
Barclays PLC
(fixed, converts to FRN on 06/15/25),
7.125%, due 06/15/25[7]	GBP	200,000	271,407
Citigroup, Inc.
(fixed, converts to FRN on 08/15/26),
6.250%, due 08/15/26[7]		150,000	167,562
Itau Unibanco Holding SA
2.900%, due 01/24/23[3]		400,000	403,004
JPMorgan Chase & Co.
(fixed, converts to FRN on 04/30/24),
6.125%, due 04/30/24[7]		150,000	156,280
(fixed, converts to FRN on 02/01/24),
6.750%, due 02/01/24[7]		300,000	328,008
UniCredit SpA
(fixed, converts to FRN on 01/15/27),
2.731%, due 01/15/32[3]	EUR	325,000	350,389
UniCredit SpA EMTN
(fixed, converts to FRN on 09/23/24),
2.000%, due 09/23/29[3]	EUR	200,000	216,474
Unione di Banche Italiane SpA EMTN
(fixed, converts to FRN on 03/04/24),
5.875%, due 03/04/29[3]	EUR	100,000	127,077
			2,776,956
Commercial services—2.7%
AA Bond Co. Ltd.
5.500%, due 07/31/22[3]	GBP	375,000	437,960
Ahern Rentals, Inc.
7.375%, due 05/15/23[2]		375,000	240,937
Algeco Global Finance PLC
6.500%, due 02/15/23[3]	EUR	200,000	230,251
8.000%, due 02/15/23[2]		200,000	198,000
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.625%, due 07/15/26[2]		350,000	366,187

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Commercial services—(continued)
9.750%, due 07/15/27[2]		425,000	453,271
AMN Healthcare, Inc.
4.000%, due 04/15/29[2]		150,000	149,437
Arena Luxembourg Finance SARL
1.875%, due 02/01/28[2]	EUR	100,000	95,327
ASGN, Inc.
4.625%, due 05/15/28[2]		150,000	154,243
Atlantia SpA EMTN
1.875%, due 07/13/27[3]	EUR	200,000	224,079
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.250%, due 03/15/25[2,4]		25,000	23,563
5.750%, due 07/15/27[2,4]		125,000	118,594
6.375%, due 04/01/24[2,4]		75,000	73,031
Brink’s Co/The
5.500%, due 07/15/25[2]		75,000	78,016
Cardtronics, Inc./Cardtronics USA, Inc.
5.500%, due 05/01/25[2,4]		50,000	50,438
Graham Holdings Co.
5.750%, due 06/01/26[2]		175,000	183,479
Hertz Corp./The
5.500%, due 10/15/24[2,10]		125,000	49,688
6.000%, due 01/15/28[2,10]		350,000	140,875
7.125%, due 08/01/26[2,10]		225,000	88,875
Hurricane Finance PLC
8.000%, due 10/15/25[2]	GBP	100,000	134,538
La Financiere Atalian SASU
4.000%, due 05/15/24[3]	EUR	375,000	377,119
5.125%, due 05/15/25[3]	EUR	125,000	126,065
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.
7.875%, due 10/01/22[2,4]		300,000	246,000
Nassa Topco AS
2.875%, due 04/06/24[3]	EUR	425,000	498,367
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, due 04/15/22[2]		9,000	9,005
5.625%, due 10/01/28[2]		125,000	129,375
5.875%, due 10/01/30[2]		50,000	52,563
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375%, due 08/31/27[2]		50,000	48,250
5.250%, due 04/15/24[2]		75,000	78,455
6.250%, due 01/15/28[2]		75,000	75,786
Q-Park Holding I BV
2.000%, due 03/01/27[2]	EUR	100,000	99,058

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
2.000%, due 03/01/27[3]	EUR	150,000	148,587
Refinitiv US Holdings, Inc.
4.500%, due 05/15/26[3]	EUR	225,000	273,582
6.875%, due 11/15/26[3]	EUR	150,000	188,249
8.250%, due 11/15/26[2]		275,000	299,736
Rekeep SpA
9.000%, due 06/15/22[3]	EUR	100,000	115,074
Ritchie Bros Auctioneers, Inc.
5.375%, due 01/15/25[2]		175,000	180,031
Sabre GLBL, Inc.
7.375%, due 09/01/25[2]		75,000	76,500
9.250%, due 04/15/25[2]		150,000	165,375
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.625%, due 11/01/26[2]		75,000	76,031
TMS International Holding Corp.
7.250%, due 08/15/25[2]		125,000	119,063
Verscend Escrow Corp.
9.750%, due 08/15/26[2]		125,000	134,375
			7,007,435
Computers—1.3%
Banff Merger Sub, Inc.
9.750%, due 09/01/26[2]		325,000	341,607
Dell International LLC/EMC Corp.
7.125%, due 06/15/24[2]		300,000	310,884
Diebold Nixdorf Dutch Holding BV
9.000%, due 07/15/25[2]	EUR	100,000	120,250
9.000%, due 07/15/25[3]	EUR	100,000	120,250
Diebold Nixdorf, Inc.
8.500%, due 04/15/24[4]		175,000	159,469
9.375%, due 07/15/25[2]		100,000	106,125
Everi Payments, Inc.
7.500%, due 12/15/25[2]		116,000	117,450
Exela Intermediate LLC/Exela Finance, Inc.
10.000%, due 07/15/23[2]		325,000	95,875
MTS Systems Corp.
5.750%, due 08/15/27[2]		100,000	100,750
NCR Corp.
5.000%, due 10/01/28[2]		125,000	123,750
5.250%, due 10/01/30[2]		75,000	74,250
5.750%, due 09/01/27[2]		225,000	231,891
6.125%, due 09/01/29[2]		300,000	314,250

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Computers—(concluded)
8.125%, due 04/15/25[2]		50,000	55,000
Presidio Holdings, Inc.
4.875%, due 02/01/27[2]		125,000	128,320
8.250%, due 02/01/28[2,4]		250,000	265,000
Science Applications International Corp.
4.875%, due 04/01/28[2]		200,000	209,512
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.750%, due 06/01/25[2]		325,000	329,794
Vericast Corp.
8.375%, due 08/15/22[2]		125,000	123,125
9.250%, due 03/01/21[2]		163,000	163,306
			3,490,858
Construction materials—0.2%
Cemex SAB de CV
2.750%, due 12/05/24[3]	EUR	100,000	115,398
5.200%, due 09/17/30[2]		200,000	211,278
James Hardie International Finance DAC
3.625%, due 10/01/26[3]	EUR	125,000	148,097
US Concrete, Inc.
5.125%, due 03/01/29[2]		100,000	101,750
			576,523
Cosmetics & personal care—0.1%
Avon International Capital PLC
6.500%, due 08/15/22[2]		75,000	76,477
Edgewell Personal Care Co.
5.500%, due 06/01/28[2]		125,000	131,372
			207,849
Distribution & wholesale—0.6%
H&E Equipment Services, Inc.
5.625%, due 09/01/25		275,000	285,312
IAA, Inc.
5.500%, due 06/15/27[2]		125,000	131,406
KAR Auction Services, Inc.
5.125%, due 06/01/25[2]		125,000	125,938
Parts Europe SA
6.500%, due 07/16/25[2]	EUR	250,000	285,339
Performance Food Group, Inc.
5.500%, due 06/01/24[2]		275,000	277,063
5.500%, due 10/15/27[2]		100,000	102,500

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Distribution & wholesale—(concluded)
Resideo Funding, Inc.
6.125%, due 11/01/26[2]		75,000	72,375
Univar Solutions USA, Inc.
5.125%, due 12/01/27[2]		225,000	233,172
			1,513,105
Diversified financial services—2.9%
AG Issuer LLC
6.250%, due 03/01/28[2]		150,000	146,250
Ally Financial, Inc.
8.000%, due 11/01/31		355,000	488,063
Amigo Luxembourg SA
7.625%, due 01/15/24[3]	GBP	225,000	178,222
Credit Acceptance Corp.
5.125%, due 12/31/24[2]		25,000	25,000
6.625%, due 03/15/26		25,000	25,938
Credito Real SAB de CV
5.000%, due 02/01/27[2]	EUR	100,000	91,352
5.000%, due 02/01/27[3]	EUR	175,000	153,879
9.500%, due 02/07/26[3]		300,000	293,775
doValue S.p.A
5.000%, due 08/04/25[2]	EUR	325,000	374,378
Encore Capital Group, Inc.
4.875%, due 10/15/25[2]	EUR	100,000	117,222
Fairstone Financial, Inc.
7.875%, due 07/15/24[2]		200,000	205,000
Garfunkelux Holdco 3 SA
3 mo. Euribor + 6.250%, FRN,
5.727%, due 05/01/26[2,5,11]	EUR	100,000	112,554
6.750%, due 11/01/25[2,11]	EUR	325,000	370,941
7.750%, due 11/01/25[2,11]	GBP	100,000	127,096
8.500%, due 11/01/22[3]	GBP	100,000	129,317
Genworth Mortgage Holdings, Inc.
6.500%, due 08/15/25[2]		125,000	130,313
Global Aircraft Leasing Co. Ltd.
6.500% Cash or 7.250% PIK,
6.500%, due 09/15/24[2,6]		388,593	260,357
Intrum AB
4.875%, due 08/15/25[2]	EUR	300,000	340,660
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.250%, due 06/03/26[2]		200,000	203,020

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
Louvre Bidco SAS
6.500%, due 09/30/24[2]	EUR	100,000	115,883
Motion Finco SARL
7.000%, due 05/15/25[2]	EUR	100,000	113,354
Mulhacen Pte Ltd.
6.500% Cash or 7.250% PIK,
6.500%, due 08/01/23[3,6]	EUR	621,750	355,434
Nationstar Mortgage Holdings, Inc.
5.500%, due 08/15/28[2]		150,000	149,625
6.000%, due 01/15/27[2]		75,000	75,000
9.125%, due 07/15/26[2]		125,000	133,671
Navient Corp.
5.000%, due 03/15/27		25,000	23,346
5.875%, due 03/25/21		75,000	75,750
6.500%, due 06/15/22		100,000	102,000
6.750%, due 06/25/25		325,000	329,875
6.750%, due 06/15/26		200,000	201,500
7.250%, due 09/25/23		25,000	26,219
Navient Corp. MTN
6.125%, due 03/25/24		350,000	354,375
Newday Bondco PLC
7.375%, due 02/01/24[2]	GBP	100,000	115,155
7.375%, due 02/01/24[3]	GBP	100,000	115,155
OneMain Finance Corp.
5.375%, due 11/15/29		50,000	51,375
6.625%, due 01/15/28		200,000	218,722
6.875%, due 03/15/25		175,000	192,500
7.125%, due 03/15/26		450,000	498,987
8.875%, due 06/01/25		50,000	55,000
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, due 12/15/22[2]		100,000	99,200
Park Aerospace Holdings Ltd.
5.250%, due 08/15/22[2]		75,000	77,241
SRM Escrow Issuer LLC
6.000%, due 11/01/28		250,000	250,000
			7,502,704
Electric—2.6%
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It
7.950%, due 05/11/26[3]		500,000	502,500
AES El Salvador Trust II
6.750%, due 03/28/23[3]		450,000	405,000

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electric—(continued)
Bruce Mansfield Unit 1
8.875%, due 08/01/23[9]		400,000	400
Calpine Corp.
4.500%, due 02/15/28[2]		275,000	279,812
4.625%, due 02/01/29[2]		125,000	126,214
5.000%, due 02/01/31[2]		75,000	76,571
5.125%, due 03/15/28[2]		300,000	309,331
Capex SA
6.875%, due 05/15/24[2]		225,000	178,172
6.875%, due 05/15/24[3]		200,000	154,002
Centrais Eletricas Brasileiras SA
3.625%, due 02/04/25[2]		200,000	199,902
Clearway Energy Operating LLC
4.750%, due 03/15/28[2]		50,000	52,563
5.000%, due 09/15/26[4]		225,000	232,567
5.750%, due 10/15/25		175,000	183,313
ContourGlobal Power Holdings SA
4.125%, due 08/01/25[2]	EUR	675,000	791,917
Drax Finco PLC
6.625%, due 11/01/25[2]		200,000	209,375
Eskom Holdings SOC Ltd.
6.350%, due 08/10/28[3]		400,000	412,375
6.750%, due 08/06/23[3]		410,000	388,167
GenOn Energy, Inc.
7.875%, due 06/15/49[8,9,12]		75,000	0
Mong Duong Finance Holdings BV
5.125%, due 05/07/29[2]		375,000	381,534
NextEra Energy Operating Partners LP
3.875%, due 10/15/26[2]		275,000	284,720
NRG Energy, Inc.
6.625%, due 01/15/27		150,000	157,875
PG&E Corp.
5.000%, due 07/01/28		75,000	75,189
5.250%, due 07/01/30		125,000	125,000
Pike Corp.
5.500%, due 09/01/28[2]		75,000	76,703
SMC Global Power Holdings Corp.
(fixed, converts to FRN on 05/05/25),
5.950%, due 05/05/25 [3,7]		300,000	289,445
(fixed, converts to FRN on 04/25/24),
6.500%, due 04/25/24 [3,7]		200,000	198,001
Star Energy Geothermal Wayang Windu Ltd.
6.750%, due 04/24/33[3]		226,750	249,645

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electric—(concluded)
Talen Energy Supply LLC
6.625%, due 01/15/28[2]		75,000	71,625
7.250%, due 05/15/27[2]		25,000	25,052
10.500%, due 01/15/26[2]		250,000	173,125
Vistra Operations Co. LLC
5.500%, due 09/01/26[2]		300,000	310,500
			6,920,595
Electrical components & equipment—0.3%
Energizer Gamma Acquisition BV
4.625%, due 07/15/26[2]	EUR	500,000	595,136
Senvion Holding GmbH
3.875%, due 10/25/22[3,10]	EUR	400,000	7,733
WESCO Distribution, Inc.
7.125%, due 06/15/25[2]		125,000	134,688
7.250%, due 06/15/28[2]		150,000	164,203
			901,760
Electronics—0.1%
Brightstar Escrow Corp.
9.750%, due 10/15/25[2]		100,000	99,721
Sensata Technologies, Inc.
3.750%, due 02/15/31[2]		75,000	74,250
TTM Technologies, Inc.
5.625%, due 10/01/25[2]		175,000	179,813
			353,784
Energy-Alternate Sources—0.4%
Azure Power Solar Energy Pvt Ltd.
5.650%, due 12/24/24[2]		300,000	315,150
ReNew Power Pvt Ltd.
5.875%, due 03/05/27[2]		300,000	306,233
ReNew Power Synthetic
6.670%, due 03/12/24[2]		200,000	209,312
TerraForm Power Operating LLC
4.250%, due 01/31/23[2]		125,000	127,188
4.750%, due 01/15/30[2]		125,000	134,124

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Energy-Alternate Sources—(concluded)
5.000%, due 01/31/28[2]		50,000	54,891
			1,146,898
Engineering & construction—0.9%
Aeropuertos Argentina 2000 SA
6.875% Cash or 9.375% PIK,
9.375%, due 02/01/27[3,6]		298,225	184,387
Aeropuertos Dominicanos Siglo XXI SA
6.750%, due 03/30/29[3]		810,000	736,087
Brand Industrial Services, Inc.
8.500%, due 07/15/25[2]		275,000	258,418
Cellnex Telecom SA
1.000%, due 04/20/27[3]	EUR	100,000	114,897
New Enterprise Stone & Lime Co., Inc.
6.250%, due 03/15/26[2]		175,000	180,906
9.750%, due 07/15/28[2]		125,000	135,000
SPIE SA
2.625%, due 06/18/26[3]	EUR	200,000	229,263
Swissport Financing SARL
5.250%, due 08/15/24[2]	EUR	100,000	102,093
9.000%, due 02/15/25[3]	EUR	150,000	7,130
TopBuild Corp.
5.625%, due 05/01/26[2]		200,000	205,000
Weekley Homes LLC/Weekley Finance Corp.
4.875%, due 09/15/28[2]		200,000	202,564
			2,355,745
Entertainment—3.4%
Allen Media LLC / Allen Media Co-Issuer, Inc.
10.500%, due 02/15/28[2]		125,000	121,250
AMC Entertainment Holdings, Inc.
10.500%, due 04/24/26[2]		28,000	14,280
12.000%, due 06/15/26[2,6]		264,000	14,520
ASR Media & Sponsorship SpA
5.125%, due 08/01/24[2]	EUR	275,000	318,517
5.125%, due 08/01/24[3]	EUR	100,000	115,824
Boyne USA, Inc.
7.250%, due 05/01/25[2]		75,000	78,375
Caesars Entertainment, Inc.
6.250%, due 07/01/25[2]		150,000	154,012
8.125%, due 07/01/27[2]		725,000	756,679

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Entertainment—(continued)
Caesars Resort Collection LLC/CRC Finco, Inc.
5.250%, due 10/15/25[2]		225,000	214,002
5.750%, due 07/01/25[2]		150,000	153,844
CCM Merger, Inc.
6.375%, due 05/01/26[2]		75,000	76,781
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
6.500%, due 10/01/28[2,4]		175,000	170,625
Churchill Downs, Inc.
4.750%, due 01/15/28[2]		75,000	76,125
5.500%, due 04/01/27[2]		125,000	129,453
Cinemark USA, Inc.
5.125%, due 12/15/22		125,000	108,437
Cirsa Finance International SARL
4.750%, due 05/22/25[3]	EUR	200,000	194,497
6.250%, due 12/20/23[3]	EUR	100,000	102,772
Codere Finance 2 Luxembourg SA
6.750%, due 11/01/21[3]	EUR	450,000	251,564
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%, due 02/15/23[2]		125,000	116,250
Enterprise Development Authority/The
12.000%, due 07/15/24[2]		300,000	332,250
Gamma Bidco SpA
3 mo. Euribor + 6.000%,
6.000%, due 07/15/25 [2,5]	EUR	225,000	246,158
6.250%, due 07/15/25[2]	EUR	250,000	279,090
Gateway Casinos & Entertainment Ltd.
8.250%, due 03/01/24[2]		225,000	187,875
Golden Entertainment, Inc.
7.625%, due 04/15/26[2]		200,000	200,000
International Game Technology PLC
3.500%, due 06/15/26[2]	EUR	250,000	274,291
Intralot Capital Luxembourg SA
5.250%, due 09/15/24[3]	EUR	100,000	36,223
Jacobs Entertainment, Inc.
7.875%, due 02/01/24[2]		225,000	220,500
Juventus Football Club SpA
3.375%, due 02/19/24[3]	EUR	225,000	254,288
LHMC Finco 2 SARL,
PIK,
7.250% Cash or 8.000% PIK,
7.250%, due 10/02/25[3,6]	EUR	175,000	143,009
Lions Gate Capital Holdings LLC
5.875%, due 11/01/24[2]		125,000	117,500

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Entertainment—(concluded)
6.375%, due 02/01/24[2]		75,000	72,000
Live Nation Entertainment, Inc.
5.625%, due 03/15/26[2]		100,000	95,500
Merlin Entertainments Ltd.
5.750%, due 06/15/26[2]		219,000	201,480
Mohegan Gaming & Entertainment
7.875%, due 10/15/24[2]		475,000	440,562
Motion Bondco DAC
4.500%, due 11/15/27[3,4]	EUR	175,000	166,056
Sazka Group AS
3.875%, due 02/15/27[2]	EUR	350,000	358,585
3.875%, due 02/15/27[3]	EUR	150,000	152,424
Scientific Games International, Inc.
3.375%, due 02/15/26[2]	EUR	175,000	190,566
5.500%, due 02/15/26[2]	EUR	425,000	456,616
7.000%, due 05/15/28[2]		350,000	347,658
7.250%, due 11/15/29[2]		75,000	74,394
SeaWorld Parks & Entertainment, Inc.
9.500%, due 08/01/25[2]		250,000	262,500
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.875%, due 11/01/27[2]		75,000	71,250
Twin River Worldwide Holdings, Inc.
6.750%, due 06/01/27[2]		100,000	101,258
WMG Acquisition Corp.
3.625%, due 10/15/26[3]	EUR	175,000	207,654
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125%, due 10/01/29[2]		75,000	71,813
7.750%, due 04/15/25[2]		150,000	157,834
			8,887,141

Environmental control—0.1%
Clean Harbors, Inc.
4.875%, due 07/15/27[2]		75,000	78,375
5.125%, due 07/15/29[2]		25,000	27,173
Covanta Holding Corp.
5.000%, due 09/01/30[4]		100,000	102,250
			207,798

Food—2.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.625%, due 01/15/27[2]		150,000	155,625
5.750%, due 03/15/25		40,000	41,225

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Food—(continued)
Casino Guichard Perrachon SA EMTN
3.580%, due 02/07/25[3,13]	EUR	200,000	179,093
4.498%, due 03/07/24[3,13]	EUR	300,000	284,631
Chobani LLC/Chobani Finance Corp., Inc.
4.625%, due 11/15/28[2]	75,000		75,247
7.500%, due 04/15/25[2]	200,000		205,254
Clearwater Seafoods, Inc.
6.875%, due 05/01/25[2]	25,000		25,963
Grupo KUO SAB De CV
5.750%, due 07/07/27[3]	750,000		750,234
HJ Heinz Finance UK PLC
6.250%, due 02/18/30	GBP	100,000	159,786
Iceland Bondco PLC
4.625%, due 03/15/25[3]	GBP	200,000	245,756
6.750%, due 07/15/24[3]	GBP	100,000	130,476
JBS USA LUX SA/JBS USA Finance, Inc.
5.750%, due 06/15/25[2]	75,000		77,100
Kraft Heinz Foods Co.
4.125%, due 07/01/27[3]	GBP	100,000	141,594
4.375%, due 06/01/46	50,000		51,124
4.875%, due 10/01/49[2]	525,000		552,834
5.000%, due 07/15/35	250,000		287,679
5.000%, due 06/04/42	125,000		136,925
5.200%, due 07/15/45	250,000		275,983
6.500%, due 02/09/40	250,000		316,602
6.875%, due 01/26/39	100,000		133,386
MARB BondCo PLC
7.000%, due 03/15/24[3]	250,000		256,440
Minerva Luxembourg SA
6.500%, due 09/20/26[2]	550,000		572,000
6.500%, due 09/20/26[3]	250,000		260,000
Nathan's Famous, Inc.
6.625%, due 11/01/25[2]	150,000		153,000
NBM US Holdings, Inc.
7.000%, due 05/14/26[3]	500,000		530,500
Pilgrim's Pride Corp.
5.750%, due 03/15/25[2]	300,000		307,125
Post Holdings, Inc.
5.750%, due 03/01/27[2]	350,000		366,698
Quatrim SASU
5.875%, due 01/15/24[3]	EUR	275,000	309,859

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Food—(concluded)
SEG Holding LLC/SEG Finance Corp.
5.625%, due 10/15/28[2]	250,000		254,700
Ulker Biskuvi Sanayi AS
6.950%, due 10/30/25[2]	250,000		246,953
United Natural Foods, Inc.
6.750%, due 10/15/28[2]	50,000		50,625
US Foods, Inc.
5.875%, due 06/15/24[2]	50,000		49,813
6.250%, due 04/15/25[2]	25,000		26,125
			7,610,355
Forest Products & Paper—0.2%
Appvion, Inc.
9.000%, due 06/01/25[2,8,9,12]	650,000		6,500
Mercer International, Inc.
6.500%, due 02/01/24	175,000		175,875
7.375%, due 01/15/25	125,000		127,110
Schweitzer-Mauduit International, Inc.
6.875%, due 10/01/26[2]	100,000		105,500
WEPA Hygieneprodukte GmbH
2.875%, due 12/15/27[3]	EUR	150,000	170,757
			585,742
Gas—0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.500%, due 05/20/25	250,000		267,500
5.750%, due 05/20/27	150,000		164,366
			431,866
Hand & machine tools—0.2%
Colfax Corp.
6.000%, due 02/15/24[2]	100,000		104,021
6.375%, due 02/15/26[2]	25,000		26,312
Norican A/S
4.500%, due 05/15/23[3,4]	EUR	100,000	94,268
Werner FinCo LP/Werner FinCo, Inc.
8.750%, due 07/15/25[2]	400,000		378,084
			602,685
Healthcare-products—0.1%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
7.250%, due 02/01/28[2]	150,000		156,750

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Healthcare-products—(concluded)
7.375%, due 06/01/25[2]	125,000		131,875
Varex Imaging Corp.
7.875%, due 10/15/27[2]	25,000		25,438
			314,063
Healthcare-services—2.3%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[2]	100,000		103,030
5.500%, due 07/01/28[2]	125,000		130,000
Air Methods Corp.
8.000%, due 05/15/25[2]	225,000		164,250
Catalent Pharma Solutions, Inc.
2.375%, due 03/01/28[3]	EUR	300,000	333,386
Centene Corp.
3.000%, due 10/15/30	100,000		103,845
4.250%, due 12/15/27	225,000		236,812
4.750%, due 01/15/25	200,000		205,500
5.375%, due 06/01/26[2]	175,000		184,137
Charles River Laboratories International, Inc.
5.500%, due 04/01/26[2]	25,000		26,125
CHS/Community Health Systems, Inc.
6.250%, due 03/31/23	25,000		24,781
6.625%, due 02/15/25[2]	300,000		292,560
6.875%, due 02/01/22	188,000		170,140
6.875%, due 04/01/28[2]	148,000		75,480
8.000%, due 03/15/26[2]	300,000		301,200
8.000%, due 12/15/27[2]	50,000		49,250
8.125%, due 06/30/24[2]	409,000		314,419
9.875%, due 06/30/23[2,13]	125,000		104,375
DaVita, Inc.
3.750%, due 02/15/31[2]	150,000		144,187
4.625%, due 06/01/30[2]	125,000		127,143
Encompass Health Corp.
4.625%, due 04/01/31	125,000		128,750
4.750%, due 02/01/30	100,000		104,162
Envision Healthcare Corp.
8.750%, due 10/15/26[2]	200,000		94,000
IQVIA, Inc.
2.875%, due 06/15/28[2]	EUR	225,000	264,436
5.000%, due 05/15/27[2]	125,000		130,938
Legacy LifePoint Health LLC
6.750%, due 04/15/25[2]	100,000		105,750

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Healthcare-services—(concluded)
Prime Healthcare Services, Inc.
7.250%, due 11/01/25[2]	100,000	100,780
Providence Service Corp./The
5.875%, due 11/15/25[2,11]	75,000	76,313
Rede D'or Finance SARL
4.500%, due 01/22/30[3]	200,000	196,750
Tenet Healthcare Corp.
4.625%, due 07/15/24	125,000	127,113
4.625%, due 09/01/24[2]	125,000	127,970
4.625%, due 06/15/28[2]	100,000	101,438
4.875%, due 01/01/26[2]	75,000	76,082
5.125%, due 11/01/27[2]	50,000	51,485
6.125%, due 10/01/28[2]	450,000	437,062
6.250%, due 02/01/27[2]	50,000	51,915
6.750%, due 06/15/23	75,000	79,091
6.875%, due 11/15/31	87,000	87,000
7.000%, due 08/01/25[4]	375,000	383,437
West Street Merger Sub, Inc.
6.375%, due 09/01/25[2]	125,000	126,875
		5,941,967
Holding companies-divers—0.5%
KOC Holding AS
5.250%, due 03/15/23[3]	500,000	497,031
6.500%, due 03/11/25[2]	200,000	201,520
6.500%, due 03/11/25[3]	400,000	403,040
VistaJet Malta Finance PLC/XO Management Holding, Inc.
10.500%, due 06/01/24[2]	150,000	142,500
		1,244,091
Home builders—1.4%
Adams Homes, Inc.
7.500%, due 02/15/25[2]	150,000	150,750
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.625%, due 01/15/28[2]	100,000	100,500
6.750%, due 08/01/25[2]	175,000	180,250
Beazer Homes USA, Inc.
6.750%, due 03/15/25	225,000	231,187
7.250%, due 10/15/29	100,000	107,470
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.
4.875%, due 02/15/30[2]	150,000	142,593
6.375%, due 05/15/25[2]	150,000	150,750

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Home builders—(concluded)
Century Communities, Inc.
5.875%, due 07/15/25	325,000	334,750
Forestar Group, Inc.
5.000%, due 03/01/28[2]	75,000	74,454
8.000%, due 04/15/24[2]	275,000	286,000
Installed Building Products, Inc.
5.750%, due 02/01/28[2]	150,000	158,063
KB Home
6.875%, due 06/15/27	100,000	118,000
7.625%, due 05/15/23	50,000	54,625
Mattamy Group Corp.
4.625%, due 03/01/30[2]	150,000	153,375
Meritage Homes Corp.
6.000%, due 06/01/25	290,000	325,692
New Home Co., Inc./The
7.250%, due 10/15/25[2]	75,000	75,469
Picasso Finance Sub, Inc.
6.125%, due 06/15/25[2]	75,000	79,095
Shea Homes LP/Shea Homes Funding Corp.
4.750%, due 02/15/28[2]	100,000	101,000
4.750%, due 04/01/29[2]	100,000	101,500
STL Holding Co. LLC
7.500%, due 02/15/26[2]	175,000	173,906
Taylor Morrison Communities, Inc.
6.625%, due 07/15/27[2]	100,000	107,750
TRI Pointe Group, Inc.
5.700%, due 06/15/28	75,000	83,250
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, due 06/15/24	200,000	216,375
Williams Scotsman International, Inc.
4.625%, due 08/15/28[2]	125,000	127,050
Winnebago Industries, Inc.
6.250%, due 07/15/28[2]	100,000	105,750
		3,739,604
Household products/wares—0.5%
Central Garden & Pet Co.
4.125%, due 10/15/30	75,000	75,844
6.125%, due 11/15/23	275,000	279,592
Kronos Acquisition Holdings, Inc.
9.000%, due 08/15/23[2]	100,000	101,250

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Household products/wares—(concluded)
Prestige Brands, Inc.
5.125%, due 01/15/28[2]	100,000		103,875
6.375%, due 03/01/24[2]	150,000		153,375
Spectrum Brands, Inc.
4.000%, due 10/01/26[2]	EUR	325,000	383,243
4.000%, due 10/01/26[3]	EUR	100,000	117,921
5.500%, due 07/15/30[2]	50,000		53,500
5.750%, due 07/15/25	75,000		77,156
			1,345,756
Housewares—0.3%
Newell Brands, Inc.
4.700%, due 04/01/26[13]	275,000		292,875
5.875%, due 04/01/36[13]	350,000		409,500
6.000%, due 04/01/46[13]	50,000		59,078
			761,453
Insurance—0.9%
Acrisure LLC/Acrisure Finance, Inc.
7.000%, due 11/15/25[2]	300,000		299,250
8.125%, due 02/15/24[2]	25,000		26,144
10.125%, due 08/01/26[2]	75,000		82,899
AssuredPartners, Inc.
7.000%, due 08/15/25[2]	150,000		153,000
Genworth Holdings, Inc.
4.900%, due 08/15/23	275,000		254,375
7.625%, due 09/24/21[4]	100,000		99,753
HUB International Ltd.
7.000%, due 05/01/26[2]	300,000		307,500
MGIC Investment Corp.
5.250%, due 08/15/28	125,000		128,438
5.750%, due 08/15/23	275,000		292,875
NMI Holdings, Inc.
7.375%, due 06/01/25[2]	150,000		163,500
Radian Group, Inc.
4.500%, due 10/01/24	200,000		203,000
4.875%, due 03/15/27	175,000		178,937
USIS, Inc.
6.875%, due 05/01/25[2]	50,000		50,875
			2,240,546

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Internet—1.1%
Cogent Communications Group, Inc.
4.375%, due 06/30/24[3]	EUR	120,000	141,126
4.375%, due 06/30/24[2]	EUR	100,000	117,605
Go Daddy Operating Co. LLC/GD Finance Co.,Inc.
5.250%, due 12/01/27[2]	225,000		235,687
Match Group Holdings II LLC
5.000%, due 12/15/27[2]	50,000		52,007
Netflix,Inc.
3.625%, due 06/15/30[2]	EUR	350,000	443,698
3.625%, due 06/15/30[3]	EUR	350,000	443,698
4.625%, due 05/15/29	EUR	200,000	270,180
5.375%, due 11/15/29[2]	25,000		29,281
6.375%, due 05/15/29	375,000		459,375
Uber Technologies,Inc.
6.250%, due 01/15/28[2]	125,000		126,719
7.500%, due 09/15/27[2]	75,000		78,393
8.000%, due 11/01/26[2]	275,000		289,781
United Group BV
3 mo. Euribor + 3.250%,
3.250%, due 02/15/26 [2,5]	EUR	100,000	108,906
3.625%, due 02/15/28[2]	EUR	200,000	216,854
			3,013,310
Investment companies—0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.750%, due 09/15/24	425,000		432,259
5.250%, due 05/15/27	375,000		388,052
6.250%, due 05/15/26	425,000		440,937
6.375%, due 12/15/25	150,000		153,752
			1,415,000
Iron& steel—0.7%
ABJA Investment Co. Pte Ltd.
5.450%, due 01/24/28[3]	300,000		289,271
Allegheny Technologies,Inc.
5.875%, due 12/01/27[4]	150,000		141,188
ArcelorMittal SA
4.550%, due 03/11/26	50,000		53,825
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
8.750%, due 07/15/26[2]	175,000		183,312
Big River Steel LLC/BRS Finance Corp.
6.625%, due 01/31/29[2]	175,000		180,250

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Iron& steel—(concluded)
Carpenter Technology Corp.
6.375%, due 07/15/28	200,000		209,664
Cleveland-Cliffs,Inc.
5.750%, due 03/01/25[4]	125,000		120,781
5.875%, due 06/01/27[4]	225,000		218,765
6.750%, due 03/15/26[2]	100,000		105,000
GUSAP III LP
4.250%, due 01/21/30[2]	250,000		265,250
Mineral Resources Ltd.
8.125%, due 05/01/27[2]	175,000		190,750
			1,958,056
Leisure Time—1.3%
Carlson Travel,Inc.,
PIK,
11.500%, due 12/15/26[2,6]	200,000		108,000
Carnival Corp.
6.650%, due 01/15/28	50,000		39,250
9.875%, due 08/01/27[2,4]	100,000		104,875
10.125%, due 02/01/26[2]	EUR	250,000	305,357
10.500%, due 02/01/26[2,4]	225,000		244,688
11.500%, due 04/01/23[2]	375,000		414,375
Carnival PLC
1.000%, due 10/28/29	EUR	300,000	195,661
LTF Merger Sub,Inc.
8.500%, due 06/15/23[2,4]	967,000		875,135
NCL Corp. Ltd.
3.625%, due 12/15/24[2]	25,000		17,505
Pinnacle Bidco PLC
6.375%, due 02/15/25[3]	GBP	100,000	114,644
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	175,000		156,215
9.125%, due 06/15/23[2]	125,000		130,156
11.500%, due 06/01/25[2]	175,000		200,156
Viking Cruises Ltd.
5.875%, due 09/15/27[2]	325,000		251,452
6.250%, due 05/15/25[2]	25,000		19,500
13.000%, due 05/15/25[2]	150,000		169,875

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Leisure Time—(concluded)
VOC Escrow Ltd.
5.000%, due 02/15/28[2]	25,000		21,625
			3,368,469
Lodging—1.5%
Accor SA
(fixed, converts to FRN on 01/30/25),
2.625%, due 01/30/25[3,7]	EUR	100,000	94,872
Arrow Bidco LLC
9.500%, due 03/15/24[2]	50,000		41,125
Boyd Gaming Corp.
6.000%, due 08/15/26	425,000		435,493
6.375%, due 04/01/26	25,000		25,940
8.625%, due 06/01/25[2]	100,000		109,470
Fortune Star BVI Ltd.
6.850%, due 07/02/24[3]	200,000		208,978
Hilton Domestic Operating Co.,Inc.
5.125%, due 05/01/26	350,000		354,375
5.375%, due 05/01/25[2]	100,000		103,338
5.750%, due 05/01/28[2]	100,000		104,821
Inn of the Mountain Gods Resort& Casino
9.250%, due 11/30/20[6]	64,354		61,780
Marriott Ownership Resorts,Inc.
4.750%, due 01/15/28	50,000		47,625
Marriott Ownership Resorts,Inc./ILG LLC
6.500%, due 09/15/26	25,000		25,750
Melco Resorts Finance Ltd.
5.250%, due 04/26/26[2,4]	200,000		200,980
5.375%, due 12/04/29[2]	200,000		192,566
MGM Resorts International
4.750%, due 10/15/28	225,000		219,937
6.000%, due 03/15/23	175,000		181,562
7.750%, due 03/15/22	215,000		225,820
Studio City Finance Ltd.
6.500%, due 01/15/28[2]	200,000		197,040
Wyndham Destinations,Inc.
4.625%, due 03/01/30[2]	75,000		71,813
6.625%, due 07/31/26[2]	200,000		212,790
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250%, due 05/15/27[2]	550,000		508,502
5.500%, due 03/01/25[2]	175,000		167,562

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Lodging—(concluded)
Wynn Macau Ltd.
5.625%, due 08/26/28[2]	200,000		192,000
			3,984,139
Machinery-construction& mining—0.0%†
Manitowoc Co.,Inc./The
9.000%, due 04/01/26[2]	75,000		76,985

Machinery-diversified—0.9%
Galapagos SA
5.375%, due 06/15/21[3,10]	EUR	27,500	340
Granite US Holdings Corp.
11.000%, due 10/01/27[2,4]	75,000		78,000
Husky III Holding Ltd.
13.000%, due 02/15/25[2,6]	125,000		132,188
JPW Industries Holding Corp.
9.000%, due 10/01/24[2]	150,000		138,000
Mangrove Luxco III SARL
7.775%, due 10/09/25[2,6]	EUR	295,708	297,937
Novafives SAS
3 mo. Euribor + 4.500%,
4.500%, due 06/15/25[3,5]	EUR	250,000	209,637
Rebecca Bidco GmbH
5.750%, due 07/15/25[2]	EUR	100,000	116,319
Selecta Group BV
5.875%, due 02/01/24[3]	EUR	400,000	228,178
SPX FLOW,Inc.
5.875%, due 08/15/26[2]	175,000		182,437
Tennant Co.
5.625%, due 05/01/25	125,000		129,625
Titan Acquisition Ltd./Titan Co-Borrower LLC
7.750%, due 04/15/26[2,4]	175,000		174,563
Vertical Midco GmbH
4.375%, due 07/15/27[2]	EUR	500,000	588,148
			2,275,372
Media—4.2%
Altice Financing SA
3.000%, due 01/15/28[3]	EUR	200,000	211,428
5.000%, due 01/15/28[2]	400,000		388,000
7.500%, due 05/15/26[2]	200,000		208,750

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Media—(continued)
Altice Finco SA
4.750%, due 01/15/28[3]	EUR	500,000	524,093
Cable Onda SA
4.500%, due 01/30/30[2]		300,000	315,750
Cable One, Inc.
4.000%, due 11/15/30[2,11]		100,000	101,500
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[2]		50,000	51,125
4.500%, due 05/01/32[2]		475,000	490,437
Clear Channel Worldwide Holdings, Inc.
5.125%, due 08/15/27[2]		425,000	412,250
9.250%, due 02/15/24		81,000	70,095
CSC Holdings LLC
4.125%, due 12/01/30[2]		200,000	203,356
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, due 08/15/26[2]		450,000	262,125
6.625%, due 08/15/27[2,4]		200,000	83,000
DISH DBS Corp.
5.875%, due 11/15/24		100,000	100,604
7.375%, due 07/01/28		175,000	176,312
EW Scripps Co./The
5.125%, due 05/15/25[2]		225,000	214,594
GCI LLC
4.750%, due 10/15/28[2]		150,000	154,830
Gray Television, Inc.
4.750%, due 10/15/30[2]		150,000	147,750
5.875%, due 07/15/26[2]		400,000	416,336
iHeartCommunications, Inc.
4.750%, due 01/15/28[2]		125,000	119,375
5.250%, due 08/15/27[2]		125,000	123,382
6.375%, due 05/01/26		130,175	135,545
LCPR Senior Secured Financing DAC
6.750%, due 10/15/27[2]		200,000	212,500
Midcontinent Communications/Midcontinent Finance Corp.
5.375%, due 08/15/27[2]		125,000	130,141
Nexstar Broadcasting, Inc.
4.750%, due 11/01/28[2]		150,000	151,125
Quebecor Media, Inc.
5.750%, due 01/15/23		275,000	295,212
RCS & RDS SA
2.500%, due 02/05/25[2]	EUR	200,000	222,206

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Media—(continued)
Salem Media Group, Inc.
6.750%, due 06/01/24[2]		100,000	87,000
Scripps Escrow, Inc.
5.875%, due 07/15/27[2]		25,000	24,313
Sinclair Television Group, Inc.
5.125%, due 02/15/27[2,4]		150,000	141,094
5.500%, due 03/01/30[2,4]		50,000	47,005
5.875%, due 03/15/26[2]		200,000	196,836
Sirius XM Radio, Inc.
4.625%, due 07/15/24[2]		100,000	103,120
5.500%, due 07/01/29[2]		200,000	217,690
Summer BidCo BV
9.000% Cash or 9.750% PIK,
9.750%, due 11/15/25[2,6]	EUR	256,703	297,288
TEGNA, Inc.
4.625%, due 03/15/28[2]		425,000	420,962
5.000%, due 09/15/29		100,000	101,250
Tele Columbus AG
3.875%, due 05/02/25[3]	EUR	350,000	382,640
Townsquare Media, Inc.
6.500%, due 04/01/23[2,4]		275,000	255,750
Univision Communications, Inc.
5.125%, due 02/15/25[2]		100,000	98,250
6.625%, due 06/01/27[2]		175,000	176,969
9.500%, due 05/01/25[2]		100,000	108,250
UPC Holding BV
3.875%, due 06/15/29[3]	EUR	100,000	112,389
UPCB Finance VII Ltd.
3.625%, due 06/15/29[3]	EUR	500,000	580,962
Virgin Media Finance PLC
3.750%, due 07/15/30[2]	EUR	100,000	110,585
5.000%, due 07/15/30[2]		200,000	199,000
Virgin Media Secured Finance PLC
4.125%, due 08/15/30[2]	GBP	200,000	252,925
5.000%, due 04/15/27[3]	GBP	200,000	267,650
Virgin Media Vendor Financing Notes III DAC
4.875%, due 07/15/28[2]	GBP	100,000	128,740
VTR Finance NV
6.375%, due 07/15/28[2]		200,000	213,000
Ziggo Bond Co. BV
3.375%, due 02/28/30[2]	EUR	150,000	165,919

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Media—(concluded)
6.000%, due 01/15/27[2]		350,000	363,125
			10,974,533
Metal Fabricate/Hardware—0.3%
Advanced Drainage Systems, Inc.
5.000%, due 09/30/27[2]		75,000	78,478
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, due 12/15/23[2]		175,000	176,750
Hillman Group, Inc./The
6.375%, due 07/15/22[2]		200,000	197,500
Park-Ohio Industries, Inc.
6.625%, due 04/15/27		125,000	120,025
Vallourec SA
2.250%, due 09/30/24[3]	EUR	100,000	67,572
6.375%, due 10/15/23[2]	EUR	125,000	85,793
6.375%, due 10/15/23[3]	EUR	275,000	187,927
			914,045
Mining—2.6%
Alcoa Nederland Holding BV
7.000%, due 09/30/26[2]		400,000	421,000
Arconic Corp.
6.000%, due 05/15/25[2]		150,000	158,813
Coeur Mining, Inc.
5.875%, due 06/01/24		150,000	149,625
Compass Minerals International, Inc.
6.750%, due 12/01/27[2]		25,000	27,118
Constellium SE
6.625%, due 03/01/25[2]		500,000	507,500
First Quantum Minerals Ltd.
6.500%, due 03/01/24[2]		800,000	794,000
7.500%, due 04/01/25[2]		200,000	200,875
7.500%, due 04/01/25[3]		400,000	401,750
Freeport-McMoRan, Inc.
4.125%, due 03/01/28		200,000	204,125
4.250%, due 03/01/30		375,000	393,982
4.375%, due 08/01/28		150,000	156,563
4.625%, due 08/01/30		175,000	186,812
5.000%, due 09/01/27		250,000	260,937
5.450%, due 03/15/43		825,000	941,383

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Mining—(concluded)
Hudbay Minerals, Inc.
7.625%, due 01/15/25[2]		50,000	51,875
IAMGOLD Corp.
5.750%, due 10/15/28[2,4]		125,000	125,100
Joseph T Ryerson & Son, Inc.
8.500%, due 08/01/28[2]		45,000	48,220
Kaiser Aluminum Corp.
4.625%, due 03/01/28[2]		125,000	123,125
6.500%, due 05/01/25[2]		275,000	291,500
KME SE
6.750%, due 02/01/23[3]	EUR	200,000	158,392
Mountain Province Diamonds, Inc.
8.000%, due 12/15/22[2]		100,000	80,000
New Gold, Inc.
7.500%, due 07/15/27[2]		75,000	81,038
Novelis Corp.
4.750%, due 01/30/30[2]		350,000	354,940
5.875%, due 09/30/26[2]		175,000	180,579
Petra Diamonds US Treasury PLC
7.250%, due 05/01/22[2,10]		200,000	80,563
Taseko Mines Ltd.
8.750%, due 06/15/22[2]		175,000	168,437
Vedanta Resources Ltd.
6.125%, due 08/09/24[3]		200,000	116,556
6.375%, due 07/30/22[2]		300,000	211,500
			6,876,308
Miscellaneous manufacturers—0.3%
Amsted Industries, Inc.
5.625%, due 07/01/27[2]		75,000	78,938
EnPro Industries, Inc.
5.750%, due 10/15/26		150,000	157,500
FXI Holdings, Inc.
7.875%, due 11/01/24[2]		50,000	46,750
12.250%, due 11/15/26[2]		394,000	411,730
			694,918
Office & business equipment—0.2%
CDW LLC/CDW Finance Corp.
4.125%, due 05/01/25		75,000	77,961
Xerox Holdings Corp.
5.000%, due 08/15/25[2]		175,000	172,776

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Office & business equipment—(concluded)
5.500%, due 08/15/28[2]	150,000	148,080
		398,817
Oil & gas—9.1%
Antero Resources Corp.
5.000%, due 03/01/25[4]	25,000	18,750
5.375%, due 11/01/21	25,000	25,050
5.625%, due 06/01/23[4]	25,000	21,000
Apache Corp.
3.250%, due 04/15/22	25,000	24,313
4.250%, due 01/15/30	150,000	132,562
4.750%, due 04/15/43	125,000	110,625
5.100%, due 09/01/40	300,000	275,404
5.250%, due 02/01/42	25,000	23,107
5.350%, due 07/01/49	125,000	108,750
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000%, due 11/01/26[2]	25,000	22,125
9.000%, due 11/01/27[2]	133,000	129,010
Callon Petroleum Co.
6.125%, due 10/01/24	325,000	117,000
6.250%, due 04/15/23	150,000	58,500
Cenovus Energy, Inc.
3.000%, due 08/15/22	125,000	123,814
5.250%, due 06/15/37	50,000	48,787
5.375%, due 07/15/25	50,000	52,688
5.400%, due 06/15/47	125,000	123,111
Centennial Resource Production LLC
5.375%, due 01/15/26[2]	150,000	55,125
6.875%, due 04/01/27[2]	100,000	36,750
Chaparral Energy, Inc.
8.750%, due 07/15/23[2,10]	150,000	5,250
Citgo Holding, Inc.
9.250%, due 08/01/24[2]	250,000	210,000
CITGO Petroleum Corp.
6.250%, due 08/15/22[2]	50,000	46,875
7.000%, due 06/15/25[2]	150,000	139,125
CNX Resources Corp.
7.250%, due 03/14/27[2]	275,000	290,125
Comstock Resources, Inc.
7.500%, due 05/15/25[2]	100,000	99,270
9.750%, due 08/15/26	50,000	52,675
9.750%, due 08/15/26	100,000	105,375

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Continental Resources, Inc.
4.500%, due 04/15/23	50,000	47,881
CrownRock LP/CrownRock Finance, Inc.
5.625%, due 10/15/25[2]	225,000	221,260
Diamond Offshore Drilling, Inc.
3.450%, due 11/01/23[10]	75,000	4,875
5.700%, due 10/15/39[10]	50,000	3,375
7.875%, due 08/15/25[10]	250,000	16,875
Endeavor Energy Resources LP/EER Finance, Inc.
5.500%, due 01/30/26[2]	50,000	50,250
5.750%, due 01/30/28[2]	150,000	155,625
6.625%, due 07/15/25[2]	75,000	77,813
Ensign Drilling, Inc.
9.250%, due 04/15/24[2]	275,000	94,875
EQT Corp.
3.900%, due 10/01/27	175,000	168,056
4.875%, due 11/15/21	50,000	50,750
5.000%, due 01/15/29	50,000	50,000
7.875%, due 02/01/25[13]	100,000	111,250
8.750%, due 02/01/30[13]	125,000	155,312
Gazprom PJSC Via Gaz Capital SA
4.950%, due 07/19/22[3]	200,000	210,062
Geopark Ltd.
5.500%, due 01/17/27[2]	300,000	261,003
Global Marine, Inc.
7.000%, due 06/01/28	100,000	19,750
Gulfport Energy Corp.
6.000%, due 10/15/24	50,000	27,250
6.375%, due 05/15/25	100,000	55,500
6.375%, due 01/15/26	175,000	95,812
HighPoint Operating Corp.
7.000%, due 10/15/22	125,000	27,998
Hilcorp Energy I LP/Hilcorp Finance Co.
6.250%, due 11/01/28[2]	175,000	160,310
Indigo Natural Resources LLC
6.875%, due 02/15/26[2]	175,000	171,937
Jagged Peak Energy LLC
5.875%, due 05/01/26	125,000	128,750
KazMunayGas National Co. JSC
3.500%, due 04/14/33[2]	500,000	515,602
4.750%, due 04/19/27[3]	250,000	281,565

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Laredo Petroleum, Inc.
9.500%, due 01/15/25	125,000	58,375
Leviathan Bond Ltd.
6.125%, due 06/30/25[2,3]	75,000	76,965
6.500%, due 06/30/27[2,3]	75,000	77,531
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.000%, due 08/01/26[2]	100,000	95,000
Matador Resources Co.
5.875%, due 09/15/26	75,000	60,375
Medco Bell Pte Ltd.
6.375%, due 01/30/27[2]	250,000	220,125
MEG Energy Corp.
7.000%, due 03/31/24[2,4]	90,000	85,500
7.125%, due 02/01/27[2]	175,000	157,453
Moss Creek Resources Holdings, Inc.
7.500%, due 01/15/26[2]	100,000	49,750
10.500%, due 05/15/27[2]	75,000	38,625
Murphy Oil Corp.
5.750%, due 08/15/25	250,000	205,347
5.875%, due 12/01/27	150,000	118,362
6.375%, due 12/01/42[13]	125,000	93,125
Nabors Industries Ltd.
7.250%, due 01/15/26[2]	75,000	29,250
7.500%, due 01/15/28[2]	150,000	57,000
Nabors Industries, Inc.
5.750%, due 02/01/25	350,000	92,750
Noble Holding International Ltd.
7.875%, due 02/01/26[2,10]	200,000	48,000
Occidental Petroleum Corp.
2.700%, due 08/15/22	46,000	42,539
3.200%, due 08/15/26	100,000	77,250
3.400%, due 04/15/26	75,000	58,664
3.500%, due 06/15/25	75,000	60,259
5.550%, due 03/15/26	300,000	261,000
5.875%, due 09/01/25[4]	300,000	264,000
6.200%, due 03/15/40	200,000	162,360
6.375%, due 09/01/28	125,000	109,375
6.450%, due 09/15/36	350,000	283,500
6.625%, due 09/01/30	25,000	21,908
6.950%, due 07/01/24	75,000	70,875
7.125%, due 10/15/27	50,000	46,250
7.500%, due 05/01/31	325,000	296,562

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
7.875%, due 09/15/31	175,000		159,250
8.000%, due 07/15/25[4]	75,000		73,125
8.500%, due 07/15/27	325,000		310,375
8.875%, due 07/15/30	325,000		318,094
Parkland Corp.
5.875%, due 07/15/27[2]	150,000		154,813
6.000%, due 04/01/26[2]	75,000		77,438
Parsley Energy LLC/Parsley Finance Corp.
5.250%, due 08/15/25[2]	150,000		154,500
PBF Holding Co. LLC/PBF Finance Corp.
6.000%, due 02/15/28[2]	75,000		28,969
9.250%, due 05/15/25[2]	100,000		88,750
PDC Energy, Inc.
6.125%, due 09/15/24	75,000		72,938
Petrobras Global Finance BV
5.093%, due 01/15/30	500,000		522,187
5.600%, due 01/03/31	370,000		398,804
6.750%, due 06/03/50	1,000,000		1,097,340
6.850%, due 06/05/15	475,000		511,190
6.900%, due 03/19/49	315,000		356,467
Petroleos Mexicanos
4.625%, due 09/21/23	550,000		543,400
4.750%, due 02/26/29[3]	EUR	100,000	101,907
5.950%, due 01/28/31	300,000		251,100
6.500%, due 03/13/27	760,000		701,575
6.500%, due 06/02/41	1,250,000		965,625
6.625%, due 06/15/35	227,000		186,948
6.750%, due 09/21/47	500,000		387,250
6.840%, due 01/23/30	1,175,000		1,048,570
6.875%, due 10/16/25[2]	735,000		726,547
7.690%, due 01/23/50	1,250,000		1,038,662
Petroleos Mexicanos EMTN
2.750%, due 04/21/27[3]	EUR	475,000	448,564
4.875%, due 02/21/28[3]	EUR	100,000	103,293
5.125%, due 03/15/23[3]	EUR	300,000	350,458
Precision Drilling Corp.
5.250%, due 11/15/24	75,000		48,563
7.125%, due 01/15/26[2]	200,000		126,000
7.750%, due 12/15/23	75,000		55,500
Range Resources Corp.
9.250%, due 02/01/26[2]	125,000		132,500

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Sanchez Energy Corp.
6.125%, due 01/15/23[9]	350,000	1,750
7.750%, due 06/15/21[9]	475,000	2,375
Sandridge Energy, Inc.
7.500%, due 03/15/21[8,9,12]	1,425,000	0
Seven Generations Energy Ltd.
5.375%, due 09/30/25[2]	100,000	95,224
6.875%, due 06/30/23[2]	175,000	175,000
Shelf Drilling Holdings Ltd.
8.250%, due 02/15/25[2]	275,000	88,000
SM Energy Co.
5.000%, due 01/15/24	25,000	12,500
5.625%, due 06/01/25	175,000	68,724
6.625%, due 01/15/27	75,000	28,125
6.750%, due 09/15/26	150,000	57,750
Southwestern Energy Co.
6.450%, due 01/23/25[13]	225,000	225,422
7.750%, due 10/01/27[4]	25,000	25,813
8.375%, due 09/15/28	50,000	52,250
State Oil Co. of the Azerbaijan Republic
6.950%, due 03/18/30[3]	300,000	355,308
State Oil Co. of the Azerbaijan Republic EMTN
4.750%, due 03/13/23[3]	300,000	311,719
Sunoco LP/Sunoco Finance Corp.
4.875%, due 01/15/23	250,000	251,875
5.500%, due 02/15/26	25,000	25,047
6.000%, due 04/15/27	150,000	155,056
Transocean Guardian Ltd.
5.875%, due 01/15/24[2]	175,500	107,055
Transocean Poseidon Ltd.
6.875%, due 02/01/27[2]	100,000	75,000
Transocean Sentry Ltd.
5.375%, due 05/15/23[2]	100,000	64,250
Transocean, Inc.
8.000%, due 02/01/27[2]	225,000	61,313
9.350%, due 12/15/41[13]	225,000	31,028
11.500%, due 01/30/27[2]	193,000	63,806
Tullow Oil PLC
6.250%, due 04/15/22[2]	200,000	125,250
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.750%, due 04/15/23[2]	200,000	148,000
9.750%, due 04/15/23[2]	225,000	168,750

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
WPX Energy, Inc.
5.875%, due 06/15/28	175,000	178,937
YPF SA
6.950%, due 07/21/27[3]	600,000	321,000
		23,754,006
Oil & gas services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[2]	150,000	144,750
6.875%, due 04/01/27[2]	75,000	73,500
ChampionX Corp.
6.375%, due 05/01/26	150,000	143,091
Exterran Energy Solutions LP/EES Finance Corp.
8.125%, due 05/01/25	325,000	273,000
FTS International, Inc.
6.250%, due 05/01/22[10]	300,000	84,000
Honghua Group Ltd.
6.375%, due 08/01/22[3]	400,000	396,000
Nine Energy Service, Inc.
8.750%, due 11/01/23[2]	75,000	22,125
SESI LLC
7.125%, due 12/15/21[2]	100,000	23,000
7.750%, due 09/15/24	150,000	34,500
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 04/01/26	150,000	148,741
6.875%, due 09/01/27	50,000	50,261
		1,392,968
Packaging & containers — 1.6%
ARD Finance SA
6.500% Cash or 7.250% PIK,
6.500%, due 06/30/27[2,6]	400,000	406,500
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.250%, due 08/15/27[2]	250,000	257,427
Cascades, Inc./Cascades USA, Inc.
5.125%, due 01/15/26[2]	50,000	52,250
5.375%, due 01/15/28[2]	125,000	130,313
Flex Acquisition Co., Inc.
6.875%, due 01/15/25[2]	150,000	147,563
7.875%, due 07/15/26[2]	25,000	25,260
Graham Packaging Co., Inc.
7.125%, due 08/15/28[2]	25,000	26,125

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Packaging & containers—(concluded)
Greif, Inc.
6.500%, due 03/01/27[2]	175,000		183,531
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.000%, due 09/15/28[2]	175,000		178,062
Kleopatra Holdings 1 SCA
9.250%, due 06/30/23[3,6]	EUR	509,250	527,871
Matthews International Corp.
5.250%, due 12/01/25[2,4]	125,000		118,750
Mauser Packaging Solutions Holding Co.
7.250%, due 04/15/25[2,4]	675,000		651,172
OI European Group BV
3.125%, due 11/15/24[2]	EUR	125,000	145,494
Owens-Brockway Glass Container, Inc.
6.375%, due 08/15/25[2]	242,000		265,595
6.625%, due 05/13/27[2,4]	50,000		53,625
Plastipak Holdings, Inc.
6.250%, due 10/15/25[2,4]	100,000		100,125
Pro-Gest SpA
3.250%, due 12/15/24[3]	EUR	100,000	94,939
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, due 07/15/23[2]	14,000		14,175
Sealed Air Corp.
4.000%, due 12/01/27[2]	131,000		137,223
Silgan Holdings, Inc.
2.250%, due 06/01/28	EUR	100,000	113,469
4.125%, due 02/01/28	75,000		77,903
Trident TPI Holdings, Inc.
6.625%, due 11/01/25[2]	100,000		99,250
9.250%, due 08/01/24[2]	125,000		131,563
Trivium Packaging Finance BV
5.500%, due 08/15/26[2]	200,000		209,500
			4,147,685
Pharmaceuticals—3.1%
AdaptHealth LLC
6.125%, due 08/01/28[2]	50,000		51,938
Bausch Health Americas, Inc.
8.500%, due 01/31/27[2]	225,000		246,019
Bausch Health Cos., Inc.
4.500%, due 05/15/23[3]	EUR	450,000	517,888
5.000%, due 01/30/28[2]	225,000		222,385
5.250%, due 01/30/30[2]	75,000		73,688

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
5.500%, due 03/01/23[2]	20,000		19,950
5.875%, due 05/15/23[2]	27,000		26,933
7.000%, due 01/15/28[2]	75,000		79,500
7.250%, due 05/30/29[2]	200,000		215,326
9.000%, due 12/15/25[2]	1,225,000		1,338,557
Cheplapharm Arzneimittel GmbH
4.375%, due 01/15/28[2]	EUR	150,000	172,951
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.000%, due 06/30/28[2]	354,000		273,465
9.500%, due 07/31/27[2]	265,000		284,268
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875%, due 09/01/25[2]	200,000		212,060
HLF Financing SARL LLC/Herbalife International, Inc.
7.250%, due 08/15/26[2]	50,000		51,469
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.625%, due 10/15/23[2,10]	150,000		48,000
5.750%, due 08/01/22[2,9,10]	150,000		49,875
10.000%, due 04/15/25[2,10]	200,000		217,000
Nidda Healthcare Holding GmbH
3.500%, due 09/30/24[3]	EUR	425,000	481,364
P&L Development LLC/PLD Finance Corp.
7.750%, due 11/15/25[2,11]	175,000		178,063
Par Pharmaceutical, Inc.
7.500%, due 04/01/27[2]	398,000		421,880
Teva Pharmaceutical Finance Netherlands II BV
1.125%, due 10/15/24[3]	EUR	625,000	637,145
1.625%, due 10/15/28[3]	EUR	100,000	93,682
1.875%, due 03/31/27[3]	EUR	300,000	296,072
6.000%, due 01/31/25	EUR	200,000	241,560
Teva Pharmaceutical Finance Netherlands III BV
4.100%, due 10/01/46	400,000		332,488
6.000%, due 04/15/24	1,450,000		1,450,249
			8,233,775
Pipelines—3.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 09/15/24	150,000		140,280
5.750%, due 03/01/27[2]	175,000		157,500
5.750%, due 01/15/28[2]	25,000		22,250
Cheniere Energy, Inc.
4.625%, due 10/15/28[2]	125,000		129,062

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Pipelines—(continued)
CNX Midstream Partners LP/CNX Midstream Finance Corp.
6.500%, due 03/15/26[2]	150,000	152,415
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.250%, due 04/01/23[13]	345,000	334,410
DCP Midstream Operating LP
5.125%, due 05/15/29	175,000	174,018
5.375%, due 07/15/25	200,000	210,000
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.750%, due 05/15/25	200,000	178,500
Energy Transfer Operating LP,
Series B,
(fixed, converts to FRN on 02/15/28),
6.625%, due 02/15/28[7]	200,000	142,000
EnLink Midstream LLC
5.375%, due 06/01/29	250,000	214,031
EnLink Midstream Partners LP
4.400%, due 04/01/24	75,000	67,981
4.850%, due 07/15/26	150,000	128,017
5.050%, due 04/01/45	75,000	47,250
5.450%, due 06/01/47	100,000	64,229
5.600%, due 04/01/44	150,000	92,625
EQM Midstream Partners LP
4.750%, due 07/15/23	225,000	223,808
5.500%, due 07/15/28	100,000	101,275
6.000%, due 07/01/25[2]	125,000	128,125
6.500%, due 07/01/27[2]	25,000	26,220
6.500%, due 07/15/48	25,000	23,653
Genesis Energy LP/Genesis Energy Finance Corp.
6.500%, due 10/01/25	75,000	62,250
7.750%, due 02/01/28	225,000	186,750
Harvest Midstream I LP
7.500%, due 09/01/28[2]	225,000	223,312
Hess Midstream Operations LP
5.125%, due 06/15/28[2]	300,000	298,500
5.625%, due 02/15/26[2]	175,000	175,000
Holly Energy Partners LP/Holly Energy Finance Corp.
5.000%, due 02/01/28[2]	150,000	140,250
NuStar Logistics LP
5.750%, due 10/01/25	25,000	25,171
6.000%, due 06/01/26	75,000	74,063
6.375%, due 10/01/30	75,000	75,469

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Pipelines—(continued)
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, due 05/15/23	375,000	294,375
Plains All American Pipeline LP
(fixed, converts to FRN on 11/15/22),
6.125%, due 11/15/22[7]	525,000	324,187
Rockies Express Pipeline LLC
3.600%, due 05/15/25[2]	125,000	124,688
4.800%, due 05/15/30[2]	50,000	47,013
4.950%, due 07/15/29[2]	25,000	24,350
6.875%, due 04/15/40[2]	125,000	128,125
7.500%, due 07/15/38[2]	25,000	26,250
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.500%, due 08/15/22	250,000	201,250
5.750%, due 04/15/25	63,000	40,793
Summit Midstream Partners LP
(fixed, converts to FRN on 12/15/22),
9.500%, due 12/15/22[7]	350,000	55,125
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.750%, due 10/01/23[2]	125,000	118,713
5.500%, due 09/15/24[2]	75,000	72,074
7.500%, due 10/01/25[2]	100,000	101,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.250%, due 11/15/23	125,000	124,987
4.875%, due 02/01/31[2]	225,000	219,580
5.000%, due 01/15/28[4]	250,000	246,875
5.500%, due 03/01/30[2]	25,000	25,148
5.875%, due 04/15/26	450,000	459,000
TransMontaigne Partners LP/TLP Finance Corp.
6.125%, due 02/15/26	100,000	102,221
Transportadora de Gas del Sur SA
6.750%, due 05/02/25[2]	600,000	491,062
6.750%, due 05/02/25[3]	150,000	122,766
Western Midstream Operating LP
3.950%, due 06/01/25	25,000	23,203
4.000%, due 07/01/22	25,000	25,000
4.500%, due 03/01/28	125,000	115,625
4.650%, due 07/01/26	25,000	24,000
4.750%, due 08/15/28	100,000	93,500
5.050%, due 02/01/30[13]	50,000	47,433
5.300%, due 03/01/48	225,000	181,125
5.450%, due 04/01/44	150,000	127,500

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
5.500%, due 08/15/48	75,000		60,375
			8,065,757
Real estate—5.6%
ADLER Real Estate AG
2.125%, due 02/06/24[3]	EUR	200,000	226,870
Agile Group Holdings Ltd.
(fixed, converts to FRN on 12/04/23),
8.375%, due 12/04/23[3,7]	400,000		414,000
Aroundtown SA
(fixed, converts to FRN on 01/17/24),
2.125%, due 01/17/24[3,7]	EUR	300,000	326,684
Central China Real Estate Ltd.
7.250%, due 04/24/23[3]	300,000		301,099
Central Plaza Development Ltd. EMTN
(fixed, converts to FRN on 11/14/24),
5.750%, due 11/14/24[3,7]	200,000		193,600
Champion Sincerity Holdings Ltd.
(fixed, converts to FRN on 02/08/22),
8.125%, due 02/08/22[3,7]	200,000		208,568
China Aoyuan Group Ltd.
5.375%, due 09/13/22[3]	300,000		299,772
7.950%, due 02/19/23[3]	300,000		314,344
China Evergrande Group
7.500%, due 06/28/23[3]	200,000		150,500
9.500%, due 04/11/22[3,4]	200,000		170,598
9.500%, due 03/29/24[3]	850,000		639,094
10.000%, due 04/11/23[3]	200,000		161,093
China SCE Group Holdings Ltd.
7.375%, due 04/09/24[3]	800,000		820,391
CIFI Holdings Group Co. Ltd.
5.500%, due 01/23/22[3]	500,000		506,250
6.550%, due 03/28/24[3]	200,000		211,090
Consus Real Estate AG
9.625%, due 05/15/24[2]	EUR	300,000	370,359
9.625%, due 05/15/24[3]	EUR	200,000	246,906
Dar Al-Arkan Sukuk Co. Ltd. EMTN
6.875%, due 04/10/22[3]	200,000		198,724
Easy Tactic Ltd.
8.625%, due 02/27/24[3]	300,000		256,864
9.125%, due 07/28/22[3]	300,000		283,644

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Real estate—(continued)
Fantasia Holdings Group Co. Ltd.
7.375%, due 10/04/21[3]	300,000		295,500
10.875%, due 01/09/23[3]	300,000		307,638
11.750%, due 04/17/22[3]	200,000		208,097
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, due 11/15/25[2]	125,000		125,000
Greenland Global Investment Ltd.
6.750%, due 09/26/23[3]	200,000		192,976
Greystar Real Estate Partners LLC
5.750%, due 12/01/25[2]	100,000		101,250
Hong Seng Ltd.
9.875%, due 08/27/223	250,000		252,500
Howard Hughes Corp./The
5.375%, due 03/15/25[2]	75,000		75,094
5.375%, due 08/01/28[2]	125,000		125,781
Hunt Cos.,Inc.
6.250%, due 02/15/262	175,000		168,000
Jababeka International BV
6.500%, due 10/05/233	200,000		167,875
Kaisa Group Holdings Ltd.
10.500%, due 01/15/25[3]	300,000		279,882
11.500%, due 01/30/23[3]	400,000		403,474
Kennedy-Wilson,Inc.
5.875%, due 04/01/24	175,000		168,875
KWG Group Holdings Ltd.
7.875%, due 09/01/23[3]	200,000		209,749
KWG Group Holdings Ltd. EMTN
7.400%, due 03/05/24[3]	200,000		209,100
Newmark Group,Inc.
6.125%, due 11/15/23	150,000		158,579
Peach Property Finance GmbH
4.375%, due 11/15/25[2]	EUR	225,000	262,697
Powerlong Real Estate Holdings Ltd.
6.950%, due 07/23/23[3]	250,000		258,246
Realogy Group LLC/Realogy Co-Issuer Corp.
7.625%, due 06/15/25[2]	100,000		105,625
9.375%, due 04/01/27[2]	75,000		79,421
Redsun Properties Group Ltd.
9.700%, due 04/16/233	250,000		256,362
RKPF Overseas 2019 A Ltd.
6.700%, due 09/30/24[3]	300,000		308,970
7.875%, due 02/01/23[3]	300,000		314,490

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Real estate—(concluded)
Ronshine China Holdings Ltd.
8.100%, due 06/09/233	300,000	304,633
Scenery Journey Ltd.
11.500%, due 10/24/223	400,000	338,070
Shimao Group Holdings Ltd.
5.600%, due 07/15/263	250,000	273,858
Sunac China Holdings Ltd.
6.500%, due 01/10/253	400,000	384,186
Times China Holdings Ltd.
5.750%, due 04/26/22[3]	200,000	201,052
6.750%, due 07/16/23[3]	200,000	206,312
Yango Justice International Ltd.
9.250%, due 04/15/233	200,000	208,481
Yanlord Land HK Co. Ltd.
5.875%, due 01/23/22[3]	500,000	507,497
6.800%, due 02/27/24[3]	200,000	210,033
Yuzhou Group Holdings Co. Ltd.
7.375%, due 01/13/26[3]	400,000	385,200
8.500%, due 02/26/24[3]	200,000	208,085
Zhenro Properties Group Ltd.
7.875%, due 04/14/243	200,000	199,088
		14,762,126
Real estate investment trusts—1.4%
ESH Hospitality, Inc.
4.625%, due 10/01/27[2]	150,000	147,000
5.250%, due 05/01/25[2]	100,000	100,000
FelCor Lodging LP
6.000%, due 06/01/25	575,000	564,937
GEO Group, Inc./The
6.000%, due 04/15/26	200,000	129,940
HAT Holdings I LLC/HAT Holdings II LLC
3.750%, due 09/15/30[2]	50,000	49,938
5.250%, due 07/15/24[2]	100,000	103,000
Iron Mountain, Inc.
4.500%, due 02/15/31[2]	175,000	174,225
4.875%, due 09/15/29[2]	50,000	50,250
5.000%, due 07/15/28[2]	50,000	51,042
5.250%, due 07/15/30[2]	200,000	205,250
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250%, due 02/01/27[2]	100,000	86,500
5.250%, due 03/15/22[2]	225,000	218,250

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
MPT Operating Partnership LP/MPT Finance Corp.
5.500%, due 05/01/24	100,000	101,250
6.375%, due 03/01/24	100,000	102,370
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.875%, due 10/01/28[2]	150,000	147,000
7.500%, due 06/01/25[2]	175,000	183,750
SBA Communications Corp.
4.000%, due 10/01/22	75,000	75,656
Service Properties Trust
4.350%, due 10/01/24	275,000	243,375
4.375%, due 02/15/30	50,000	40,781
4.950%, due 02/15/27	75,000	63,000
4.950%, due 10/01/29	50,000	41,000
5.000%, due 08/15/22	100,000	98,750
5.250%, due 02/15/26	50,000	43,500
7.500%, due 09/15/25	50,000	52,403
The Geo Group, Inc.
5.875%, due 10/15/24	25,000	17,315
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
7.125%, due 12/15/24[2]	200,000	191,229
7.875%, due 02/15/25[2]	125,000	132,500
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.000%, due 04/15/23[2,4]	175,000	177,297
XHR LP
6.375%, due 08/15/25[2]	125,000	123,906
		3,715,414
Retail—4.5%
1011778 BC ULC/New Red Finance, Inc.
3.500%, due 02/15/29[2,11]	50,000	49,625
4.000%, due 10/15/30[2]	425,000	422,344
4.250%, due 05/15/24[2]	100,000	102,050
4.375%, due 01/15/28[2]	275,000	278,437
5.000%, due 10/15/25[2]	15,000	15,377
Abercrombie & Fitch Management Co.
8.750%, due 07/15/25[2]	125,000	133,594
Arcos Dorados Holdings, Inc.
5.875%, due 04/04/27[2]	100,000	102,875
5.875%, due 04/04/27[3]	200,000	205,750
Asbury Automotive Group, Inc.
4.500%, due 03/01/28[2,4]	65,000	66,137
4.750%, due 03/01/30[2]	25,000	25,813

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Retail—(continued)
Beacon Roofing Supply, Inc.
4.500%, due 11/15/26[2,4]	75,000		77,109
4.875%, due 11/01/25[2]	125,000		122,625
Burlington Coat Factory Warehouse Corp.
6.250%, due 04/15/25[2]	50,000		52,406
Dave & Buster's, Inc.
7.625%, due 11/01/25[2,4]	75,000		73,594
eG Global Finance PLC
4.375%, due 02/07/25[3]	EUR	300,000	318,402
6.250%, due 10/30/25[3]	EUR	125,000	138,215
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, due 05/01/21[4]	230,000		213,900
6.750%, due 06/15/23[13]	150,000		135,750
10.000%, due 04/15/25[2]	50,000		54,562
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
8.625%, due 06/15/20	100,000		17,938
FirstCash, Inc.
4.625%, due 09/01/28[2]	125,000		126,875
Gap Inc/The
8.625%, due 05/15/252	125,000		137,187
Golden Nugget, Inc.
6.750%, due 10/15/24[2]	675,000		571,570
8.750%, due 10/01/25[2,4]	621,000		509,220
Grupo Unicomer Co. Ltd.
7.875%, due 04/01/24[3]	600,000		606,000
Hema Bondco I BV
7.500%, due 10/19/25[3]	EUR	550,000	640,558
IRB Holding Corp.
6.750%, due 02/15/26[2,4]	125,000		125,312
7.000%, due 06/15/25[2]	125,000		133,217
JC Penney Corp., Inc.
6.375%, due 10/15/36[10]	150,000		225
8.625%, due 03/15/25[2,10]	150,000		1,415
Jsm Global SARL
4.750%, due 10/20/302	500,000		504,812
Ken Garff Automotive LLC
4.875%, due 09/15/28[2]	75,000		74,312
L Brands, Inc.
6.625%, due 10/01/30[2]	200,000		210,000
6.750%, due 07/01/36	625,000		631,375
6.875%, due 07/01/25[2]	50,000		53,599
6.875%, due 11/01/35	100,000		101,500
7.500%, due 06/15/29[4]	50,000		53,518
9.375%, due 07/01/25[2]	75,000		87,000

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Retail—(concluded)
Lithia Motors, Inc.
4.375%, due 01/15/31[2]	50,000		51,625
4.625%, due 12/15/27[2]	75,000		78,945
5.250%, due 08/01/25[2]	100,000		103,500
Matalan Finance PLC
6.750%, due 01/31/232	GBP	450,000	379,402
Maxeda DIY Holding BV
5.875%, due 10/01/26[2]	EUR	100,000	115,352
Murphy Oil USA, Inc.
4.750%, due 09/15/29	150,000		157,125
5.625%, due 05/01/27	25,000		26,250
Penske Automotive Group, Inc.
3.500%, due 09/01/25	50,000		50,437
PetSmart, Inc.
7.125%, due 03/15/23[2]	525,000		518,437
Pizzaexpress Financing 2 PLC
6.625%, due 08/01/21[3]	GBP	425,000	339,925
PriSo Acquisition Corp.
9.000%, due 05/15/23[2,4]	50,000		49,375
Rite Aid Corp.
7.500%, due 07/01/25[2]	52,000		52,000
8.000%, due 11/15/26[2]	178,000		178,445
Sonic Automotive, Inc.
6.125%, due 03/15/27	275,000		283,764
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.375%, due 09/30/26[2]	75,000		76,500
Staples, Inc.
7.500%, due 04/15/26[2]	425,000		397,375
10.750%, due 04/15/27[2]	475,000		377,625
Stonegate Pub Co. Financing 2019 PLC
8.250%, due 07/31/25[2]	GBP	500,000	600,788
Tendam Brands SAU
3 mo. Euribor + 5.250%,
5.250%, due 09/15/24[3,5]	EUR	150,000	135,901
Very Group Funding PLC
7.750%, due 11/15/22[2]	GBP	425,000	537,236
			11,684,205
Savings & loans—0.0%†
Washington Mutual, Inc.
0.000%, due 09/21/17[9,12]	500,000		6,000

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Semiconductors—0.3%
Amkor Technology, Inc.
6.625%, due 09/15/27[2]	100,000		107,000
ams AG
6.000%, due 07/31/25[3]	EUR	200,000	241,782
Entegris, Inc.
4.625%, due 02/10/26[2]	200,000		205,500
Microchip Technology, Inc.
4.250%, due 09/01/25[2]	100,000		103,613
ON Semiconductor Corp.
3.875%, due 09/01/28[2]	100,000		101,750
Qorvo, Inc.
3.375%, due 04/01/31[2]	50,000		50,625
4.375%, due 10/15/29	100,000		107,212
			917,482
Software—1.7%
Ascend Learning LLC
6.875%, due 08/01/25[2]	100,000		101,625
6.875%, due 08/01/25[2]	75,000		77,352
Black Knight InfoServ LLC
3.625%, due 09/01/28[2]	100,000		101,250
Boxer Parent Co., Inc.
6.500%, due 10/02/25[2]	EUR	150,000	181,703
7.125%, due 10/02/25[2]	75,000		80,409
9.125%, due 03/01/26[2,4]	75,000		79,688
BY Crown Parent LLC
7.375%, due 10/15/24[2]	200,000		202,000
BY Crown Parent LLC/BY Bond Finance, Inc.
4.250%, due 01/31/26[2]	75,000		75,938
Camelot Finance SA
4.500%, due 11/01/26[2]	125,000		130,000
Castle U.S. Holding Corp.
9.500%, due 02/15/28[2]	350,000		332,500
CDK Global, Inc.
5.250%, due 05/15/29[2]	50,000		53,635
5.875%, due 06/15/26	125,000		130,156
Donnelley Financial Solutions, Inc.
8.250%, due 10/15/24	50,000		52,375
Dun & Bradstreet Corp./The
10.250%, due 02/15/27[2]	255,000		285,523
IQVIA, Inc.
3.250%, due 03/15/25[3]	EUR	200,000	233,512

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Software—(concluded)
j2 Cloud Services LLC/j2 Cloud Co-Obligor, Inc.
6.000%, due 07/15/25[2]	225,000		235,125
J2 Global, Inc.
4.625%, due 10/15/30[2]	250,000		252,587
Logan Merger Sub, Inc.
5.500%, due 09/01/27[2]	325,000		329,469
Open Text Corp.
3.875%, due 02/15/28[2]	175,000		177,761
5.875%, due 06/01/26[2]	150,000		156,000
Open Text Holdings, Inc.
4.125%, due 02/15/30[2]	175,000		181,562
PTC, Inc.
3.625%, due 02/15/25[2]	100,000		101,813
4.000%, due 02/15/28[2]	25,000		25,844
SS&C Technologies, Inc.
5.500%, due 09/30/27[2]	325,000		345,420
Veritas US, Inc./Veritas Bermuda Ltd.
7.500%, due 09/01/25[2]	250,000		253,525
10.500%, due 02/01/24[2]	200,000		185,500
			4,362,272
Telecommunications—6.5%
Altice France Holding SA
4.000%, due 02/15/28[3,4]	EUR	225,000	234,558
6.000%, due 02/15/28[2]	400,000		383,658
8.000%, due 05/15/27[3]	EUR	225,000	274,493
10.500%, due 05/15/27[2]	400,000		441,000
Altice France SA
3.375%, due 01/15/28[2]	EUR	350,000	384,352
3.375%, due 01/15/28[3]	EUR	400,000	439,259
7.375%, due 05/01/26[2]	400,000		417,500
Avaya, Inc.
6.125%, due 09/15/28[2]	25,000		25,656
CenturyLink, Inc.
5.125%, due 12/15/26[2]	250,000		255,625
6.750%, due 12/01/23	175,000		190,312
CommScope Technologies LLC
6.000%, due 06/15/25[2]	411,000		407,457
CommScope, Inc.
5.500%, due 03/01/24[2]	150,000		153,340
6.000%, due 03/01/26[2]	50,000		51,869
7.125%, due 07/01/28[2]	100,000		100,555
8.250%, due 03/01/27[2,4]	75,000		77,625

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunications—(continued)
Connect Finco SARL/Connect US Finco LLC
6.750%, due 10/01/26[2]	200,000		201,440
Consolidated Communications, Inc.
6.500%, due 10/01/28[2]	75,000		77,063
Digicel Group 0.5 Ltd.
7.000%, due 11/16/20[2,6,7]	40,669		4,982
5.000% Cash or 8.000% PIK,
8.000%, due 04/01/25 [2,6]	102,136		34,471
8.000% Cash or 2.000% PIK,
10.000%, due 04/01/24 [6]	401,575		305,197
Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd.
8.000%, due 12/31/26[2]	24,168		18,005
8.750%, due 05/25/24[2]	60,541		60,465
6.000% Cash or 7.000% PIK,
13.000%, due 12/31/25 [2,6]	30,664		28,556
Embarq Corp.
7.995%, due 06/01/36	325,000		381,062
Frontier Communications Corp.
5.875%, due 10/15/27[2,4]	75,000		76,406
8.500%, due 04/01/26[2,10]	100,000		100,625
10.500%, due 09/15/22[10]	1,250,000		512,500
Hughes Satellite Systems Corp.
6.625%, due 08/01/26	300,000		324,937
Intelsat Jackson Holdings SA
8.500%, due 10/15/24[2,10]	525,000		324,240
Intelsat Luxembourg SA
7.750%, due 06/01/21[10]	25,000		1,000
8.125%, due 06/01/23[10]	165,000		5,363
Lorca Telecom Bondco SAU
4.000%, due 09/18/27[2]	EUR	125,000	147,765
Millicom International Cellular SA
6.250%, due 03/25/29[2]	250,000		276,375
6.250%, due 03/25/29[3]	200,000		221,100
6.625%, due 10/15/26[3]	250,000		270,000
MTN Mauritius Investments Ltd.
6.500%, due 10/13/26[3]	200,000		222,977
Network i2i Ltd.
(fixed, converts to FRN on 01/15/25),
5.650%, due 01/15/25[3,7]	300,000		300,450
Nokia of America Corp.
6.450%, due 03/15/29	100,000		107,000

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunications—(continued)
QualityTech LP/QTS Finance Corp.
3.875%, due 10/01/28[2]	50,000		50,102
4.750%, due 11/15/25[2]	75,000		77,719
SoftBank Group Corp.
3.125%, due 09/19/25[3]	EUR	650,000	749,931
4.000%, due 09/19/29[3]	EUR	300,000	347,592
4.500%, due 04/20/25[3]	EUR	100,000	121,808
5.000%, due 04/15/28[3]	EUR	300,000	368,577
Sprint Capital Corp.
8.750%, due 03/15/32	420,000		628,513
Sprint Communications, Inc.
9.250%, due 04/15/22	225,000		248,062
Sprint Corp.
7.625%, due 03/01/26	175,000		212,970
7.875%, due 09/15/23	650,000		741,812
Switch Ltd.
3.750%, due 09/15/28[2]	75,000		75,094
T-Mobile USA, Inc.
6.000%, due 04/15/24	100,000		101,770
TalkTalk Telecom Group PLC
3.875%, due 02/20/25[3]	GBP	100,000	124,039
Telecom Argentina SA
8.500%, due 08/06/25[2]	763,000		625,889
Telecom Italia Capital SA
6.000%, due 09/30/34	275,000		319,962
7.200%, due 07/18/36	50,000		63,083
Telecom Italia Finance SA EMTN
7.750%, due 01/24/33	EUR	750,000	1,252,363
Telecom Italia SpA
5.303%, due 05/30/24[2]	25,000		27,049
Telecom Italia SpA EMTN
2.375%, due 10/12/27[3]	EUR	400,000	468,006
Telesat Canada/Telesat LLC
4.875%, due 06/01/27[2]	100,000		101,750
6.500%, due 10/15/27[2,4]	125,000		124,375
ViaSat, Inc.
5.625%, due 04/15/27[2]	125,000		130,938
Vmed O2 UK Financing I PLC
3.250%, due 01/31/31[2]	EUR	300,000	341,534
4.000%, due 01/31/29[2]	GBP	125,000	158,389
4.250%, due 01/31/31[2]	400,000		400,000

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunications—(concluded)
Vodafone Group PLC
(fixed, converts to FRN on 10/03/23),
3.100%, due 01/03/79[3]	EUR	500,000	589,604
(fixed, converts to FRN on 07/03/28),
4.200%, due 10/03/78[3]	EUR	125,000	158,641
(fixed, converts to FRN on 01/04/29),
7.000%, due 04/04/79	275,000		326,375
Windstream Escrow LLC/Windstream Escrow Finance Corp.
7.750%, due 08/15/28[2]	100,000		96,625
Zayo Group Holdings, Inc.
4.000%, due 03/01/27[2]	50,000		49,075
6.125%, due 03/01/28[2]	75,000		75,656
			16,996,541
Textiles—0.3%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
5.375%, due 05/01/23[2]	EUR	300,000	230,273
5.375%, due 05/01/23[3]	EUR	253,000	194,473
Golden Legacy Pte Ltd.
6.875%, due 03/27/24[3]	300,000		295,444
			720,190
Toys/Games/Hobbies—0.1%
Mattel, Inc.
5.875%, due 12/15/27[2]	50,000		54,250
6.750%, due 12/31/25[2]	125,000		131,469
			185,719
Transportation—0.5%
Rumo Luxembourg SARL
5.875%, due 01/18/25[3]	500,000		523,130
Transnet SOC Ltd.
4.000%, due 07/26/22[3]	250,000		248,310
Western Global Airlines LLC
10.375%, due 08/15/25[2]	125,000		129,373
XPO Logistics, Inc.
6.125%, due 09/01/23[2]	150,000		151,875
6.250%, due 05/01/25[2]	275,000		292,275
			1,344,963
Trucking & leasing—0.3%
DAE Funding LLC
5.250%, due 11/15/21[2]	300,000		303,798

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(concluded)
Trucking & leasing—(concluded)
Fly Leasing Ltd.
5.250%, due 10/15/24	200,000	165,000
Fortress Transportation and Infrastructure Investors LLC
6.500%, due 10/01/25[2]	175,000	172,412
6.750%, due 03/15/22[2]	50,000	49,623
9.750%, due 08/01/27[2]	125,000	132,969
		823,802
Total corporate bonds (cost—$260,157,727)		250,547,985

Loan assignments—1.5%
Auto manufacturers—0.0%†
Clarios Global LP,
USD Term Loan B,
(1 mo. USD LIBOR + 3.500%),
3.648%, due 04/30/26[5]	22,776	22,087

Broadcast—0.2%
Allen Media LLC,
2020 Term Loan B,
(3 mo. USD LIBOR + 5.500%),
5.720%, due 02/10/27[5]	173,965	167,986
Ascent Resources - Utica,
2020 Fixed 2nd Lien Term Loan,
9.000%, due 11/01/25	253,000	265,966
Spectacle Gary Holdings LLC,
Delayed Draw Term Loan,
(3 mo. USD LIBOR + 11.000%),
11.000%, due 12/23/25[5,14,17]	16,892	15,850
Term Loan B,
(3 mo. USD LIBOR + 9.000%),
11.000%, due 12/23/25[5]	233,108	218,732
		668,534
Chemicals—0.1%
Consolidated Energy Finance SA,
Term Loan B,
(1 mo. USD LIBOR + 2.500%),
2.643%, due 05/07/25[5]	195,065	183,361

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Containers & packaging—0.1%
Flex Acquisition Co., Inc.,
1st Lien Term Loan,
(3 mo. USD LIBOR + 3.000%),
4.000%, due 12/29/23[5]	276,053	268,757

Electric—0.1%
Pacific Gas & Electric Co.,
2020 Exit Term Loan B,
(3 mo. USD LIBOR + 4.500%),
5.500%, due 06/23/25[5]	149,625	147,755

Entertainment—0.1%
Gateway Casinos & Entertainment Ltd.,
2018 Term Loan B,
(3 mo. USD LIBOR + 3.000%),
4.000% - 5%, due 12/01/23[5]	198,235	177,214

Financial services—0.1%
Air Methods Corp.,
2017 Term Loan B,
(3 mo. USD LIBOR + 3.500%),
4.500%, due 04/22/24[5]	119,267	101,591
UFC Holdings LLC,
2019 Term Loan,
(6 mo. USD LIBOR + 3.250%),
4.250%, due 04/29/26[5]	98,588	96,493
		198,084
Gaming—0.0%†
Boyd Gaming Corp.,
Term Loan B3,
(1 week USD LIBOR + 2.250%),
2.344%, due 09/15/23[5]	62,783	60,919

Hotels, restaurants & leisure—0.2%
Life Time Fitness, Inc.,
2017 Term Loan B,
(3 mo. USD LIBOR + 2.750%),
3.750%, due 06/10/22[5]	671,431	618,475

Insurance—0.1%
Asurion LLC,
2017 Term Loan B4,
(1 mo. USD LIBOR + 3.000%),
3.148%, due 08/04/22[5]	95,930	94,320

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1] ($)	Value ($)
Loan assignments—(continued)
Insurance—(concluded)
Hub International Ltd.,
2018 Term Loan B,
(3 mo. USD LIBOR + 3.000%),
3.219% - 3.264%, due 04/25/25[5]	48,440	46,516
		140,836
Lodging—0.1%
Golden Nugget, Inc.,
2017 Incremental Term Loan B,
(1 mo. USD LIBOR + 2.500%),
3.250%, due 10/04/23 [5]	162,171	142,508
2020 Initial Term Loan,
(3 mo. USD LIBOR + 12.000%),
13.000%, due 10/04/23 [5]	25,000	28,125
		170,633
Media—0.1%
Altice France SA,
2018 Term Loan B13,
(3 mo. USD LIBOR + 4.000%),
4.237%, due 08/14/26[5]	166,716	161,558
Diamond Sports Group LLC,
Term Loan,
(1 mo. USD LIBOR + 3.250%),
3.400%, due 08/24/26[5]	99,000	61,009
		222,567
Media-publishing—0.1%
Cengage Learning, Inc.,
2016 Term Loan B,
(3 mo. USD LIBOR + 4.250%),
5.250%, due 06/07/23[5]	222,101	198,087

Oil & gas—0.2%
Apergy Corp.,
2020 Term Loan,
(3 mo. USD LIBOR + 5.000%),
6.000%, due 05/28/27[5]	197,500	196,349
California Resources Corp.,
2017 1st Lien Term Loan,
(3 mo. USD LIBOR + 4.750%),
5.750%, due 12/31/22 [5]	475,000	170,606

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(concluded)
Oil & gas—(concluded)
Second Out Term Loan,
(3 mo. USD LIBOR + 10.375%),
11.375%, due 12/31/21 [5]	75,000	1,222
Citgo Holding, Inc.,
2019 Term Loan B,
(3 mo. USD LIBOR + 7.000%),
8.000%, due 08/01/23[5]	173,250	159,030
Parker Drilling Co.,
2nd Lien PIK Term Loan,
11.000% Cash or 2.000% PIK,
11.000% due 03/26/24[6]	26,546	23,891
Prairie ECI Acquiror LP,
Term Loan B,
(1 mo. USD LIBOR + 4.750%),
4.898%, due 03/11/26[5]	94,842	84,720
		635,818
Retail-restaurants—0.0%†
1011778 B.C. Unlimited Liability Co.,
Term Loan B4,
(1 mo. USD LIBOR + 1.750%),
1.898%, due 11/19/26[5]	133,374	127,761
Total loan assignments (cost—$4,436,510)		3,840,888

Non-U.S. government agency obligations—0.4%
Province of Santa Fe
7.000%, due 03/23/23[3]	150,000	90,047
Turkiye Ihracat Kredi Bankasi AS
5.375%, due 10/24/23[2]	200,000	188,750
5.375%, due 10/24/23[3]	200,000	188,750
5.375%, due 10/24/23[3]	750,000	707,812
Total non-U.S. government agency obligations (cost—$1,260,510)		1,175,359

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—0.2%
Chemicals—0.1%
Cloud Peak Energy, Inc. [8,12]	66	0
Hexion Holdings Corp., Class B *	17,052	175,209
		175,209
Energy equipment & services—0.0%†
Parker Drilling Co. *	1,153	3,459

Entertainment—0.0%†
AMC Entertainment Holdings, Inc., Class A [9]	700	1,652

Metals & mining—0.0%†
Aleris International [8,9,12]	795	15,900
Elah Holdings, Inc. *	5	383
		16,283
Oil, gas & consumable fuels—0.1%
Denbury, Inc. *,12	9,370	155,448
Whiting Petroleum Corp. *	5,862	85,585
		241,033
Software—0.0%†
Avaya Holdings Corp. *	4,308	74,098

Specialty retail—0.0%†
Rue21, Inc. [9,12]	16	760
Total common stocks (cost—$1,517,274)		512,494

	Number of warrants
Warrants—0.0%†
Media—0.0%†
iHeartMedia, Inc. expires 05/01/39 *,9	1,347	10,069
		10,069
Oil & Gas—0.0%†
Chaparral Energy, Inc. expires 10/01/25 *,12	9	0
Chaparral Energy, Inc. expires 10/01/24 *,12	9	0
Denbury, Inc. expires 09/18/25 *	1,376	1,376
SandRidge Energy, Inc. strike price $41.34, expires 10/04/22 *	2,784	28
SandRidge Energy, Inc. strike price $42.03, expires 10/04/22 *	1,172	58
		1,462

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

Warrants—(concluded)
Paper & forest products—0.0%†
Appvion Holding Corp. expires 06/13/23 *,9,10,12,13	USD	1,268	—
			0
Total warrants (cost—$47,868)			11,531

	Number of shares	Value ($)
Short-term investments—1.0%
Investment companies—1.0%
State Street Institutional U.S. Government Money Market Fund, 0.03% [15] (cost—$2,495,233)	2,495,233	2,495,233

Investment of cash collateral from securities loaned—3.4%
Money market funds—3.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% [15] (cost—$8,857,316)	8,857,316	8,857,316
Total investments (cost—$278,772,438) [16]—102.1%		267,440,806
Liabilities in excess of other assets—(2.1)%		(5,411,268)
Net assets—100.0%		$262,029,538

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
SSC	EUR	39,511,217	USD	46,285,889	11/05/20	267,115
SSC	EUR	320,928	USD	377,659	11/05/20	3,874
SSC	GBP	4,491,744	USD	5,789,211	11/05/20	(29,918)
SSC	USD	146,000	EUR	123,608	11/05/20	(2,034)
SSC	USD	70,000	EUR	59,656	11/05/20	(519)
SSC	USD	116,000	EUR	97,896	11/05/20	(1,980)
SSC	USD	68,000	EUR	58,119	11/05/20	(309)
SSC	USD	135,000	GBP	104,491	11/05/20	370
Net unrealized appreciation (depreciation)						236,599

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Portfolio's  investments. In the event the Portfolio  holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	250,535,985	12,000	250,547,985
Loan assignments	—	3,840,888	—	3,840,888
Non-U.S. government agency obligations	—	1,175,359	—	1,175,359
Common stocks	495,834	760	15,900	512,494
Warrants	11,531	—	—	11,531
Short-term investments	—	2,495,233	—	2,495,233
Investment of cash collateral from securities loaned	—	8,857,316	—	8,857,316
Forward foreign currency contracts	—	271,359	—	271,359
Total	507,365	267,176,900	27,900	267,712,165

Liabilities
Forward foreign currency contracts	—	(34,760)	—	(34,760)

At October 31, 2020, there were no transfers in or out of Level 3.

PACE High Yield Investments

Portfolio of investments – October 31, 2020 (unaudited)

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio's investments that was valued using unobservable inputs for the period ended October 31, 2020:

Portfolio footnotes

†	Amount represents less than 0.05%

*	Non-income producing security.

1	In US dollars unless otherwise indicated.

2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $121,553,052, represented 46.7% of the Fund's net assets at period end.

3	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4	Security, or portion thereof, was on loan at the period end.

5	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

6	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

7	Perpetual investment. Date shown reflects the next call date.

8	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

9	This security is considered restricted. At period end, the value of restricted securities was $100,781, represented 0.0% of the Fund's net assets. The table below provides further information.

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net asset	Value at 10/31/20	Value as a percentage of net assets
Aleris International	7/30/10	$13,981	0.0%	$15,900	0.0%
AMC Entertainment Holdings, Inc., Class A	9/4/20	-	-	1,652	0.0
Appvion Holding Corp. expires 06/13/23	8/23/18	-	-	-	-
Appvion, Inc.	06/01/20	650,000	0.2	6,500	0.0
Bruce Mansfield Unit 1	9/8/20	398,239	0.2	400	0.0
Cloud Peak Energy 3.000%, due 03/15/24	7/30/15-12/17/19	425,847	0.2	5,500	0.0
IHeartMedia Inc. expires 05/01/39	7/31/19	22,593	0.0	10,069	0.0
Mallinckrodt International Finance SA/Mallinckrodt CB LLC	7/8/20	62,123	0.0	49,875	0.0
Rue21 Inc.	12/26/18	960	0.0	760	0.0
Sandridge Energy, Inc., 7.500%, due 03/15/21	10/04/16	-	-	-	-
Sanchez Energy Corp. 6.125%, due 01/15/23	10/30/17-12/1/17	313,793	0.1	1,750	0.0
Sanchez Energy Corp. 7.750%, due 06/15/21	11/3/17-12/1/17	466,171	0.2	2,375	0.0
Washington Mutual, Inc., 0.000%, due 09/21/17	9/21/17	-	-	6,000	0.0

10	Bond interest in default.

11	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

12	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

13	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

14	All or a portion of the loan commitment is unfunded.

15	Rates shown reflect yield at October 31, 2020.

16	Includes $9,203,798 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $8,857,316 and non-cash collateral of $517,224.

17	Position is unsettled. Contract rate was not determined at October 31, 2020 and does not take effect until settlement.

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—113.1%
Aerospace & defense—1.1%
Boeing Co./The	1,210	174,712
Curtiss-Wright Corp.	16,030	1,352,291
General Dynamics Corp.	31,792	4,175,243
Hexcel Corp.	9,290	311,029
Howmet Aerospace, Inc.	78,334	1,351,262
Huntington Ingalls Industries, Inc.	5,971	880,603
Northrop Grumman Corp.	4,105	1,189,711
		9,434,851
Air freight & logistics—1.7%
Expeditors International of Washington, Inc.	17,682	1,562,558
United Parcel Service, Inc., Class B	80,894	12,709,257
		14,271,815
Auto components—1.2%
Aptiv PLC	5,110	493,064
Gentex Corp.	25,143	695,707
Lear Corp.	49,216	5,945,785
Magna International, Inc.	66,015	3,374,026
		10,508,582
Automobiles—1.0%
Ford Motor Co.	700,716	5,416,535
Harley-Davidson, Inc.	86,124	2,831,757
		8,248,292
Banks—9.8%
Bank of America Corp.[1]	534,137	12,659,047
Citigroup, Inc.[1]	235,030	9,734,943
Fifth Third Bancorp	72,848	1,691,531
First Hawaiian, Inc.	45,950	793,097
Huntington Bancshares, Inc.	267,551	2,793,232
JPMorgan Chase & Co.[1]	178,983	17,547,493
M&T Bank Corp.[2]	8,410	871,108
PNC Financial Services Group, Inc./The	51,899	5,806,460
Popular, Inc.	13,750	580,250
Prosperity Bancshares, Inc.	9,830	541,731
Truist Financial Corp.	324,106	13,651,345
U.S. Bancorp[1]	207,722	8,090,772
Wells Fargo & Co.[1]	324,174	6,953,532

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Banks—(concluded)
Western Alliance Bancorp	28,970	1,193,564
		82,908,105
Beverages—1.5%
Coca-Cola Co./The[1]	60,670	2,915,800
Coca-Cola European Partners PLC	81,860	2,923,220
Keurig Dr Pepper, Inc.[1]	15,622	420,232
PepsiCo, Inc.	50,606	6,745,274
		13,004,526
Biotechnology—2.2%
AbbVie, Inc.[1]	91,661	7,800,351
Amgen, Inc.	34,131	7,404,379
Biogen, Inc.*	3,940	993,156
Exelixis, Inc.*	30,300	620,544
Gilead Sciences, Inc.[1]	25,520	1,483,988
		18,302,418
Building products—0.8%
Allegion PLC	9,580	943,630
Carrier Global Corp.	18,111	604,726
Johnson Controls International PLC[1]	12,490	527,203
Lennox International, Inc.[2]	2,100	570,486
Masco Corp.	14,660	785,776
Owens Corning	46,054	3,015,156
		6,446,977
Capital markets—3.0%
BlackRock, Inc.	4,540	2,720,413
Cboe Global Markets, Inc.	15,730	1,278,692
Charles Schwab Corp./The	71,601	2,943,517
CME Group, Inc.	3,720	560,678
Eaton Vance Corp.[1]	12,260	733,025
Goldman Sachs Group, Inc./The	21,835	4,127,688
Lazard Ltd., Class A	72,038	2,425,520
LPL Financial Holdings, Inc.	10,040	802,497
Morgan Stanley[1]	110,377	5,314,653
S&P Global, Inc.	2,660	858,462
SEI Investments Co.	33,670	1,654,881

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Capital markets—(concluded)
T. Rowe Price Group, Inc.[1]	12,680	1,606,049
		25,026,075
Chemicals—3.3%
Air Products and Chemicals, Inc.[1]	2,339	646,125
Dow, Inc.	161,065	7,326,847
DuPont de Nemours, Inc.[1]	138,389	7,871,566
FMC Corp.	23,742	2,439,253
Linde PLC[1]	6,600	1,454,244
LyondellBasell Industries N.V., Class A	7,950	544,178
Mosaic Co./The	20,610	381,285
PPG Industries, Inc.	10,856	1,408,240
Sensient Technologies Corp.	62,772	4,107,172
Valvoline, Inc.	94,643	1,861,628
		28,040,538
Commercial services & supplies—0.3%
Cintas Corp.	2,948	927,293
Clean Harbors, Inc.*	13,451	712,500
Republic Services, Inc.	12,210	1,076,556
		2,716,349
Communications equipment—2.1%
Cisco Systems, Inc.	431,869	15,504,097
Motorola Solutions, Inc.	12,390	1,958,363
		17,462,460
Construction & engineering—0.2%
MasTec, Inc.*,2	21,375	1,061,055
Quanta Services, Inc.	12,870	803,474
		1,864,529
Construction materials—0.5%
CRH PLC, ADR[2]	49,876	1,753,141
Eagle Materials, Inc.	3,580	305,195
Martin Marietta Materials, Inc.	5,050	1,345,068

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Construction materials—(concluded)
Vulcan Materials Co.	3,530	511,285
		3,914,689
Consumer finance—1.4%
Capital One Financial Corp.	102,801	7,512,697
Discover Financial Services	6,010	390,710
OneMain Holdings, Inc.	21,630	754,671
Santander Consumer USA Holdings, Inc.	20,990	426,936
Synchrony Financial[1]	117,339	2,935,822
		12,020,836
Containers & packaging—0.5%
Amcor PLC[2]	63,470	661,992
Sealed Air Corp.	19,820	784,674
Sonoco Products Co.[2]	21,647	1,058,322
Westrock Co.	35,422	1,330,096
		3,835,084
Distributors—0.8%
Genuine Parts Co.	49,488	4,475,200
LKQ Corp.*	73,764	2,359,710
		6,834,910
Diversified consumer services—0.1%
Frontdoor, Inc.*	20,750	822,115

Diversified financial services—2.0%
Berkshire Hathaway, Inc., Class B*,1	49,580	10,010,202
Equitable Holdings, Inc.	209,697	4,506,388
Voya Financial, Inc.	57,501	2,756,023
		17,272,613
Diversified telecommunication services—2.0%
AT&T, Inc.[1]	115,187	3,112,353
Verizon Communications, Inc.[1]	246,767	14,063,251
		17,175,604
Electric utilities—2.3%
Edison International[1]	66,961	3,752,494
FirstEnergy Corp.	38,541	1,145,439

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electric utilities—(concluded)
IDACORP, Inc.	74,781	6,560,537
NextEra Energy, Inc.	24,908	1,823,515
NRG Energy, Inc.[1]	170,112	5,378,942
Southern Co./The	10,323	593,056
		19,253,983
Electrical equipment—1.1%
AMETEK, Inc.[1]	34,331	3,371,304
Eaton Corp. PLC[1]	43,299	4,494,003
nVent Electric PLC	50,500	911,525
Rockwell Automation, Inc.	3,520	834,663
		9,611,495
Electronic equipment, instruments & components—2.1%
Arrow Electronics, Inc.*	9,739	758,571
Corning, Inc.	385,337	12,319,224
Dolby Laboratories, Inc., Class A1	13,050	979,794
Jabil, Inc.	30,258	1,002,750
SYNNEX Corp.	20,317	2,674,530
Vontier Corp.*	3,040	87,369
		17,822,238
Energy equipment & services—1.9%
Baker Hughes Co.	355,765	5,254,649
Halliburton Co.	498,552	6,012,537
National Oilwell Varco, Inc.	372,043	3,125,161
Schlumberger N.V.	122,194	1,825,579
		16,217,926
Entertainment—0.5%
Activision Blizzard, Inc.	18,546	1,404,489
Electronic Arts, Inc.*	15,301	1,833,519
Live Nation Entertainment, Inc.*	9,850	480,680
Walt Disney Co./The	4,370	529,862
		4,248,550
Equity real estate investment trusts—1.8%
Apple Hospitality REIT, Inc.	37,370	369,963
Brixmor Property Group, Inc.	42,730	468,321
Equity Lifestyle Properties, Inc.	6,560	388,286

PACE Large Co Value Equity Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Equity real estate investment trusts—(concluded)
Essex Property Trust, Inc.	3,523	720,771
Highwoods Properties, Inc.	34,580	1,029,447
Iron Mountain, Inc.[2]	283,688	7,392,909
Kimco Realty Corp.	51,260	525,928
Life Storage, Inc.	10,750	1,227,112
Public Storage	3,210	735,315
Simon Property Group, Inc.	7,990	501,852
Ventas, Inc.	26,890	1,061,348
WP Carey, Inc.	10,720	671,179
		15,092,431
Food & staples retailing—1.1%
Kroger Co./The	114,872	3,700,027
Sprouts Farmers Market, Inc.*	19,950	380,048
Walgreens Boots Alliance, Inc.	64,732	2,203,477
Walmart, Inc.[1]	22,822	3,166,552
		9,450,104
Food products—0.3%
Flowers Foods, Inc.	21,510	507,206
Kraft Heinz Co./The[2]	28,910	884,357
Lamb Weston Holdings, Inc.	8,880	563,436
Nomad Foods Ltd.*	18,107	439,094
		2,394,093
Health care equipment & supplies—2.0%
Abbott Laboratories[1]	31,294	3,289,312
Danaher Corp.	5,850	1,342,809
Medtronic PLC[1]	86,418	8,691,058
STERIS PLC	6,550	1,160,595
Zimmer Biomet Holdings, Inc.	15,491	2,046,361
		16,530,135
Health care providers & services—4.9%
AmerisourceBergen Corp.	28,919	2,778,248
Anthem, Inc.	26,417	7,206,558
Cardinal Health, Inc.	44,482	2,036,831
Cigna Corp.[1]	34,601	5,777,329
CVS Health Corp.[1]	29,220	1,638,950
HCA Healthcare, Inc.	16,910	2,095,825
Humana, Inc.	3,030	1,209,818

PACE Large Co Value Equity Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
McKesson Corp.	48,617	7,170,521
Premier, Inc., Class A	121,372	3,972,506
Quest Diagnostics, Inc.	37,514	4,581,960
UnitedHealth Group, Inc.	10,371	3,164,607
		41,633,153
Health care technology—0.1%
Change Healthcare, Inc.*	59,519	842,194

Hotels, restaurants & leisure—0.8%
Carnival Corp.	29,503	404,486
Las Vegas Sands Corp.	33,354	1,602,993
McDonald's Corp.[1]	3,170	675,210
Wyndham Hotels & Resorts, Inc.	23,775	1,105,775
Yum China Holdings, Inc.	8,720	464,166
Yum! Brands, Inc.	23,020	2,148,457
		6,401,087
Household durables—2.2%
Garmin Ltd.	15,470	1,609,190
Leggett & Platt, Inc.[2]	9,240	385,585
Lennar Corp., Class A	28,093	1,972,972
Mohawk Industries, Inc.*	65,354	6,743,879
Newell Brands, Inc.	302,658	5,344,940
PulteGroup, Inc.	59,870	2,440,301
Tempur Sealy International, Inc.*	3,480	309,720
		18,806,587
Household products—2.4%
Clorox Co./The	2,850	590,663
Colgate-Palmolive Co.[1]	33,800	2,666,482
Kimberly-Clark Corp.	80,731	10,704,123
Procter & Gamble Co./The[1]	42,499	5,826,613
Reynolds Consumer Products, Inc.	9,900	279,576
		20,067,457
Independent power and renewable electricity producers—2.5%
AES Corp./The	561,374	10,946,793
Atlantica Sustainable Infrastructure PLC	209,751	6,185,557

PACE Large Co Value Equity Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Independent power and renewable electricity producers—(concluded)
Vistra Corp.[1]	207,634	3,606,603
		20,738,953
Industrial conglomerates—2.2%
3M Co.	32,032	5,123,839
General Electric Co.	1,254,917	9,311,484
Honeywell International, Inc.[1]	19,390	3,198,380
Roper Technologies, Inc.[1]	3,520	1,307,117
		18,940,820
Insurance—7.5%
Aflac, Inc.	46,582	1,581,459
American International Group, Inc.	410,500	12,926,645
Arch Capital Group Ltd.*	17,360	524,446
Arthur J. Gallagher & Co.	5,160	535,144
Axis Capital Holdings Ltd.	178,479	7,619,268
Brown & Brown, Inc.	29,590	1,287,461
Chubb Ltd.[1]	81,483	10,585,456
CNA Financial Corp.	117,349	3,495,827
Everest Re Group Ltd.	12,143	2,393,142
Fidelity National Financial, Inc.	255,615	7,998,193
First American Financial Corp.	21,720	968,495
Hanover Insurance Group, Inc./The	6,332	605,719
Markel Corp.*	400	373,120
Marsh & McLennan Cos., Inc.	10,131	1,048,153
MetLife, Inc.	116,348	4,403,772
Primerica, Inc.	3,890	428,834
Progressive Corp./The	48,219	4,431,326
Reinsurance Group of America, Inc.	6,846	691,583
RenaissanceRe Holdings Ltd.	6,493	1,050,048
		62,948,091
Interactive media & services—1.4%
Alphabet, Inc., Class A*,1	3,686	5,956,982
Alphabet, Inc., Class C*	1,816	2,943,754
Facebook, Inc., Class A*	6,209	1,633,650
Yelp, Inc.*	41,064	807,729

PACE Large Co Value Equity Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Interactive media & services—(concluded)
Zillow Group, Inc., Class C*,2	9,610	851,638
		12,193,753
Internet & direct marketing retail—0.4%
Booking Holdings, Inc.*	809	1,312,602
eBay, Inc.	34,052	1,621,897
		2,934,499
IT services—1.5%
Akamai Technologies, Inc.*	5,860	557,403
Cognizant Technology Solutions Corp., Class A	71,023	5,072,463
CSG Systems International, Inc.	53,227	2,016,239
International Business Machines Corp.[1]	9,430	1,052,954
Jack Henry & Associates, Inc.[2]	4,850	719,012
Science Applications International Corp.	43,662	3,334,467
		12,752,538
Leisure products—0.1%
Polaris, Inc.	6,880	625,117

Life sciences tools & services—0.6%
Avantor, Inc.*	75,042	1,746,227
Bruker Corp.	15,018	638,866
IQVIA Holdings, Inc.*	3,570	549,744
Thermo Fisher Scientific, Inc.[1]	3,604	1,705,125
		4,639,962
Machinery—3.3%
Allison Transmission Holdings, Inc.	22,843	825,774
Caterpillar, Inc.	20,416	3,206,333
Cummins, Inc.	9,476	2,083,678
Deere & Co.	20,628	4,660,071
Dover Corp.[1]	26,618	2,946,879
Fortive Corp.	7,600	468,160
Ingersoll Rand, Inc.*	30,713	1,073,112
ITT, Inc.	19,130	1,157,556
Oshkosh Corp.	8,450	569,192
Otis Worldwide Corp.	94,546	5,793,779
Stanley Black & Decker, Inc.	8,420	1,399,404

PACE Large Co Value Equity Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
Westinghouse Air Brake Technologies Corp.	68,525	4,063,533
		28,247,471
Media—2.7%
Comcast Corp., Class A1	267,773	11,310,732
Discovery, Inc., Class A*,2	39,610	801,706
Discovery, Inc., Class C*	49,446	905,851
DISH Network Corp., Class A*	25,980	662,230
Interpublic Group of Cos., Inc./The[1]	366,527	6,630,474
Nexstar Media Group, Inc., Class A	5,031	414,554
Sirius XM Holdings, Inc.[2]	118,300	677,859
ViacomCBS, Inc., Class B2	54,667	1,561,836
		22,965,242
Metals & mining—1.2%
Barrick Gold Corp.[1]	68,762	1,838,008
Kinross Gold Corp.	111,650	889,850
Newmont Corp.	36,350	2,284,234
Reliance Steel & Aluminum Co.	4,835	526,967
Southern Copper Corp.	23,340	1,221,616
Steel Dynamics, Inc.	34,372	1,082,030
Yamana Gold, Inc.[2]	447,910	2,490,380
		10,333,085
Mortgage real estate investment trusts—0.1%
AGNC Investment Corp.	32,570	455,003
Annaly Capital Management, Inc.	78,720	558,125
		1,013,128
Multi-utilities—1.6%
Black Hills Corp.	71,057	4,026,090
Centerpoint Energy, Inc.	154,978	3,274,685
Dominion Energy, Inc.	63,442	5,096,930
MDU Resources Group, Inc.	55,461	1,317,753
		13,715,458
Multiline retail—1.7%
Dollar General Corp.	1,730	361,068

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Multiline retail—(concluded)
Target Corp.	89,372	13,604,206
		13,965,274
Oil, gas & consumable fuels—4.9%
Canadian Natural Resources Ltd.	74,208	1,183,618
Cenovus Energy, Inc.[2]	274,180	899,310
Chevron Corp.[1]	18,786	1,305,627
ConocoPhillips[1]	145,944	4,176,917
Enterprise Products Partners LP	342,890	5,681,687
EOG Resources, Inc.	17,870	611,869
Exxon Mobil Corp.[1]	112,924	3,683,581
Kinder Morgan, Inc.	530,042	6,307,500
Magellan Midstream Partners LP	54,384	1,932,807
Marathon Petroleum Corp.[1]	216,019	6,372,561
ONEOK, Inc.	14,160	410,640
Parsley Energy, Inc., Class A	143,151	1,432,942
Royal Dutch Shell PLC, ADR, Class A2	74,817	1,911,574
Targa Resources Corp.	31,200	500,760
Williams Cos., Inc./The	274,469	5,267,060
		41,678,453
Personal products—1.2%
Herbalife Nutrition Ltd.*	25,640	1,157,390
Unilever PLC, ADR[2]	162,938	9,259,766
		10,417,156
Pharmaceuticals—6.3%
Bristol-Myers Squibb Co.[1]	201,268	11,764,114
Elanco Animal Health, Inc.*	28,170	873,552
GlaxoSmithKline PLC, ADR[2]	49,872	1,666,722
Jazz Pharmaceuticals PLC*	7,030	1,013,023
Johnson & Johnson[1]	112,242	15,389,501
Merck & Co., Inc.[1]	69,686	5,241,084
Novartis AG, ADR	45,137	3,524,297
Pfizer, Inc.[1]	396,444	14,065,833
		53,538,126
Professional services—0.4%
Insperity, Inc.	31,608	2,420,541
Nielsen Holdings PLC	49,690	671,312

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Professional services—(concluded)
TransUnion	4,890	389,537
		3,481,390
Road & rail—0.3%
Norfolk Southern Corp.	3,190	667,093
Union Pacific Corp.[1]	9,326	1,652,474
		2,319,567
Semiconductors & semiconductor equipment—4.9%
Advanced Micro Devices, Inc.*	4,300	323,747
Analog Devices, Inc.[1]	16,110	1,909,518
Applied Materials, Inc.	54,994	3,257,295
Cirrus Logic, Inc.*	15,720	1,082,636
Intel Corp.[1]	91,979	4,072,830
KLA Corp.	13,162	2,595,283
Lam Research Corp.[1]	14,236	4,869,851
Maxim Integrated Products, Inc.[1]	30,780	2,143,827
Microchip Technology, Inc.	15,120	1,588,810
Micron Technology, Inc.*,1	68,963	3,471,597
NXP Semiconductors N.V.[1]	33,576	4,536,789
ON Semiconductor Corp.*	14,792	371,131
Qorvo, Inc.*	23,763	3,026,456
QUALCOMM, Inc.	50,564	6,237,575
Skyworks Solutions, Inc.	3,200	452,128
Teradyne, Inc.	12,690	1,114,817
		41,054,290
Software—2.3%
Autodesk, Inc.*	3,310	779,637
Crowdstrike Holdings, Inc., Class A*	5,550	687,312
Manhattan Associates, Inc.*	5,430	464,265
Microsoft Corp.	9,973	2,019,233
NortonLifeLock, Inc.	176,264	3,625,750
Oracle Corp.	163,079	9,150,363
SS&C Technologies Holdings, Inc.	46,757	2,768,950
		19,495,510
Specialty retail—3.4%
Advance Auto Parts, Inc.	3,730	549,354
AutoNation, Inc.*	16,800	953,064
AutoZone, Inc.*	6,920	7,812,542

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Specialty retail—(concluded)
Best Buy Co., Inc.	41,373	4,615,158
Dick's Sporting Goods, Inc.	9,410	533,077
Home Depot, Inc./The[1]	27,586	7,357,462
Lowe's Cos., Inc.[1]	14,133	2,234,427
Penske Automotive Group, Inc.	9,000	460,440
TJX Cos., Inc./The	33,548	1,704,238
Williams-Sonoma, Inc.	24,538	2,238,111
		28,457,873
Technology hardware, storage & peripherals—0.5%
Hewlett Packard Enterprise Co.[2]	482,101	4,165,353
NCR Corp.*	17,950	364,744
		4,530,097
Textiles, apparel & luxury goods—1.7%
Gildan Activewear, Inc.[2]	245,061	5,089,917
Hanesbrands, Inc.	98,870	1,588,841
PVH Corp.	78,263	4,561,950
Skechers USA, Inc., Class A*	10,460	331,687
Tapestry, Inc.	134,717	2,994,759
		14,567,154
Tobacco—0.5%
Philip Morris International, Inc.[1]	56,644	4,022,857

Trading companies & distributors—0.5%
Fastenal Co.	24,820	1,072,968
MSC Industrial Direct Co., Inc., Class A	11,630	810,146
United Rentals, Inc.*	9,254	1,649,896

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—(concluded)
W.W. Grainger, Inc.	1,420	497,028
		4,030,038
Wireless telecommunication services—0.4%
T-Mobile U.S., Inc.*	33,753	3,698,316
Total common stocks (cost—$942,960,905)		955,787,019

Short-term investments—1.3%
Investment companies—1.3%
State Street Institutional U.S. Government Money Market Fund, 0.03%[3]
(cost—$10,764,065)	10,764,065	10,764,065

Investment of cash collateral from securities loaned—1.1%
Money market funds—1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%[3] (cost—$9,532,782)	9,532,782	9,532,782
Total investments before investments sold short[4] (cost—$963,257,752)—115.5%		976,083,866

Investments sold short—(14.4)%
Common stocks—(14.4)%
Aerospace & defense—(0.0)%†
Virgin Galactic Holdings, Inc.	(19,141)	(333,436)

Airlines—(0.1)%
Spirit Airlines, Inc.	(41,108)	(722,268)

Banks—(0.8)%
Commerce Bancshares Inc.	(24,357)	(1,516,223)
Community Bank System, Inc.	(14,725)	(853,903)
CVB Financial Corp.	(41,072)	(718,760)
First Financial Bankshares, Inc.	(32,163)	(958,779)
Glacier Bancorp, Inc.	(13,019)	(466,080)
M&T Bank Corp.	(5,401)	(559,436)
TCF Financial Corp.	(12,870)	(350,193)
Trustmark Corp.	(27,082)	(633,448)

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Banks—(concluded)
Westamerica Bancorp	(16,263)	(851,693)
		(6,908,515)

Beverages—(0.1)%
National Beverage Corp.	(10,935)	(856,101)

Biotechnology—(0.2)%
Alkermes PLC	(30,332)	(492,895)
BioMarin Pharmaceutical, Inc.	(4,770)	(355,031)
Sage Therapeutics, Inc.	(12,330)	(904,775)
		(1,752,701)
Building products—(0.4)%
A.O. Smith Corp.	(16,967)	(877,024)
AAON, Inc.	(13,414)	(783,512)
Lennox International, Inc.	(3,034)	(824,216)
Trex Co., Inc.	(13,992)	(973,004)
		(3,457,756)
Capital markets—(0.4)%
FactSet Research Systems, Inc.	(2,219)	(680,124)
Interactive Brokers Group, Inc., Class A	(21,410)	(1,018,474)
MarketAxess Holdings, Inc.	(1,139)	(613,750)
Northern Trust Corp.	(10,920)	(854,708)
		(3,167,056)
Chemicals—(0.7)%
Albemarle Corp.	(15,306)	(1,426,672)
Balchem Corp.	(10,616)	(1,061,069)
Ecolab, Inc.	(4,593)	(843,229)
Element Solutions, Inc.	(42,560)	(498,803)
Huntsman Corp.	(35,150)	(853,794)
International Flavors & Fragrances, Inc.	(8,126)	(834,215)
Quaker Chemical Corp.	(4,171)	(795,785)
		(6,313,567)
Commercial services & supplies—(0.3)%
Healthcare Services Group, Inc.	(12,887)	(294,855)
Rollins, Inc.	(13,271)	(767,727)

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Commercial services & supplies—(concluded)
Stericycle, Inc.	(20,571)	(1,281,573)
		(2,344,155)
Communications equipment—(0.2)%
EchoStar Corp., Class A	(15,510)	(359,212)
Juniper Networks, Inc.	(23,960)	(472,491)
ViaSat, Inc.	(16,419)	(556,604)
		(1,388,307)
Construction & engineering—(0.4)%
Jacobs Engineering Group, Inc.	(32,504)	(3,087,880)

Containers & packaging—(0.3)%
Amcor PLC	(50,283)	(524,452)
Ball Corp.	(11,550)	(1,027,950)
Packaging Corp. of America	(4,110)	(470,554)
Sonoco Products Co.	(9,853)	(481,713)
		(2,504,669)
Distributors—(0.1)%
Genuine Parts Co.	(7,540)	(681,842)

Diversified consumer services—(0.1)%
Terminix Global Holdings, Inc.	(10,240)	(482,202)

Diversified telecommunication services—(0.3)%
CenturyLink, Inc.	(126,580)	(1,091,120)
Cogent Communications Holdings, Inc.	(6,256)	(349,085)
GCI Liberty, Inc., Class A	(14,210)	(1,154,278)
		(2,594,483)
Electric utilities—(0.2)%
Alliant Energy Corp.	(10,590)	(585,415)
Xcel Energy, Inc.	(14,760)	(1,033,643)
		(1,619,058)
Electrical equipment—(0.2)%
Generac Holdings, Inc.	(3,600)	(756,540)

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Electrical equipment—(concluded)
Sensata Technologies Holding PLC	(16,610)	(726,023)
		(1,482,563)
Electronic equipment, instruments & components—(0.3)%
Cognex Corp.	(13,649)	(899,469)
Corning, Inc.	(17,080)	(546,048)
FLIR Systems, Inc.	(9,140)	(317,067)
National Instruments Corp.	(13,419)	(419,746)
		(2,182,330)
Entertainment—(0.2)%
Madison Square Garden Entertainment Corp.	(5,470)	(355,550)
Madison Square Garden Sports Corp.	(6,011)	(851,398)
Roku, Inc.	(3,808)	(770,739)
		(1,977,687)
Equity real estate investment trusts—(0.1)%
Sun Communities, Inc.	(4,237)	(583,138)

Food & staples retailing—(0.2)%
BJ's Wholesale Club Holdings, Inc.	(16,989)	(650,509)
Casey's General Stores, Inc.	(3,305)	(557,124)
Kroger Co./The	(27,510)	(886,097)
		(2,093,730)
Food products—(0.6)%
Beyond Meat, Inc.	(4,089)	(582,396)
Cal-Maine Foods, Inc.	(21,870)	(838,715)
Hain Celestial Group, Inc./The	(15,630)	(480,622)
Hormel Foods Corp.	(12,690)	(617,876)
Ingredion, Inc.	(5,640)	(399,820)
Kraft Heinz Co./The	(27,931)	(854,409)
McCormick & Co Inc/MD	(3,914)	(706,516)
Post Holdings, Inc.	(5,080)	(436,372)
		(4,916,726)
Health care equipment & supplies—(0.4)%
Align Technology, Inc.	(2,138)	(910,959)
Glaukos Corp.	(7,944)	(444,228)

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Health care equipment & supplies—(concluded)
ICU Medical, Inc.	(4,020)	(714,716)
Tandem Diabetes Care, Inc.	(9,930)	(1,082,370)
		(3,152,273)
Health care providers & services—(0.1)%
Acadia Healthcare Co., Inc.	(18,352)	(654,249)

Hotels, restaurants & leisure—(0.9)%
Aramark	(14,020)	(388,915)
Choice Hotels International, Inc.	(10,170)	(888,349)
Hyatt Hotels Corp., Class A	(9,980)	(550,297)
Las Vegas Sands Corp.	(26,925)	(1,294,016)
MGM Resorts International	(59,940)	(1,232,966)
Papa John's International, Inc.	(9,259)	(709,239)
Planet Fitness, Inc., Class A	(5,590)	(331,319)
Texas Roadhouse, Inc.	(11,771)	(824,323)
Vail Resorts, Inc.	(3,850)	(893,354)
Wynn Resorts Ltd.	(9,590)	(694,604)
		(7,807,382)
Household durables—(0.1)%
Leggett & Platt, Inc.	(10,437)	(435,536)

Insurance—(1.0)%
Athene Holding Ltd., Class A	(15,040)	(482,483)
Erie Indemnity Co., Class A	(3,255)	(757,992)
Lincoln National Corp.	(22,660)	(795,366)
Loews Corp.	(29,390)	(1,019,245)
Old Republic International Corp.	(79,190)	(1,289,213)
Progressive Corp./The	(8,000)	(735,200)
Prudential Financial, Inc.	(21,004)	(1,344,676)
RLI Corp.	(6,901)	(598,317)
Travelers Cos. Inc/The	(10,263)	(1,238,847)
		(8,261,339)
Interactive media & services—(0.2)%
TripAdvisor, Inc.	(28,440)	(543,488)

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Interactive media & services—(concluded)
Zillow Group, Inc., Class C	(10,477)	(928,472)
		(1,471,960)
Internet & direct marketing retail—(0.3)%
Expedia Group, Inc.	(15,743)	(1,482,203)
Stitch Fix, Inc., Class A	(16,671)	(573,983)
Wayfair, Inc., Class A	(2,998)	(743,594)
		(2,799,780)
IT services—(0.4)%
Automatic Data Processing, Inc.	(3,610)	(570,236)
Gartner, Inc.	(3,026)	(363,423)
Jack Henry & Associates, Inc.	(4,161)	(616,868)
MongoDB, Inc.	(3,572)	(816,095)
Shopify, Inc., Class A	(687)	(635,770)
Western Union Co./The	(31,971)	(621,516)
		(3,623,908)
Leisure products—(0.2)%
Mattel, Inc.	(58,646)	(807,556)
Peloton Interactive, Inc., Class A	(5,410)	(596,236)
		(1,403,792)
Machinery—(0.3)%
John Bean Technologies Corp.	(6,153)	(516,668)
Kennametal, Inc.	(12,833)	(397,823)
Proto Labs, Inc.	(5,380)	(635,270)
Trinity Industries, Inc.	(77,174)	(1,453,958)
		(3,003,719)
Media—(0.4)%
Liberty Broadband Corp., Class A	(6,020)	(846,111)
Liberty Broadband Corp., Class C	(11,255)	(1,594,946)
News Corp., Class A	(50,160)	(658,601)
News Corp., Class B	(42,760)	(556,735)
		(3,656,393)
Metals & mining—(0.3)%
Agnico Eagle Mines Ltd.	(6,747)	(534,970)

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Metals & mining—(concluded)
Compass Minerals International, Inc.	(16,071)	(970,367)
Freeport-McMoRan, Inc.	(30,950)	(536,673)
United States Steel Corp.	(94,650)	(914,319)
		(2,956,329)
Multi-utilities—(0.0)%†
Public Service Enterprise Group, Inc.	(5,820)	(338,433)

Oil, gas & consumable fuels—(0.9)%
Cabot Oil & Gas Corp.	(96,307)	(1,713,302)
Concho Resources, Inc.	(25,070)	(1,040,656)
EQT Corp.	(53,543)	(810,641)
Equitrans Midstream Corp.	(38,670)	(280,744)
Hess Corp.	(17,523)	(652,206)
Kinder Morgan, Inc.	(27,650)	(329,035)
Murphy Oil Corp.	(57,728)	(445,660)
Valero Energy Corp.	(12,620)	(487,258)
Williams Cos., Inc./The	(75,780)	(1,454,218)
WPX Energy, Inc.	(144,545)	(666,353)
		(7,880,073)
Personal products—(0.1)%
Nu Skin Enterprises, Inc., Class A	(13,366)	(659,612)

Pharmaceuticals—(0.3)%
Catalent, Inc.	(16,776)	(1,472,429)
Mylan N.V.	(35,720)	(519,369)
Nektar Therapeutics	(41,137)	(651,610)
		(2,643,408)

Professional services—(0.1)%
Dun & Bradstreet Holdings, Inc.	(33,611)	(868,508)

Real estate management & development—(0.1)%
Redfin Corp.	(18,751)	(783,229)

Semiconductors & semiconductor equipment—(0.3)%
Cree, Inc.	(26,053)	(1,656,971)
Marvell Technology Group Ltd.	(13,160)	(493,631)

PACE Large Co Value Equity Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
ON Semiconductor Corp.	(20,590)	(516,603)
		(2,667,205)
Software—(1.0)%
2U, Inc.	(11,430)	(421,196)
Appian Corp.	(12,501)	(791,313)
Blackline, Inc.	(7,821)	(763,955)
Ceridian HCM Holding, Inc.	(18,422)	(1,588,345)
Guidewire Software, Inc.	(7,221)	(694,010)
HubSpot, Inc.	(3,484)	(1,010,604)
Nuance Communications, Inc.	(18,380)	(586,506)
Proofpoint, Inc.	(5,831)	(558,260)
Q2 Holdings, Inc.	(5,343)	(487,496)
Workday, Inc., Class A	(3,710)	(779,545)
Zendesk, Inc.	(9,195)	(1,020,093)
		(8,701,323)
Specialty retail—(0.3)%
Carvana Co.	(4,130)	(765,496)
Floor & Decor Holdings, Inc., Class A	(12,723)	(928,779)
RH	(1,667)	(558,828)
		(2,253,103)
Technology hardware, storage & peripherals—(0.1)%
Hewlett Packard Enterprise Co.	(75,118)	(649,020)
Pure Storage, Inc., Class A	(23,500)	(378,350)
		(1,027,370)
Textiles, apparel & luxury goods—(0.1)%
Under Armour, Inc., Class C	(38,740)	(473,790)

Trading companies & distributors—(0.3)%
HD Supply Holdings, Inc.	(25,009)	(996,859)
SiteOne Landscape Supply, Inc.	(4,528)	(541,051)

PACE Large Co Value Equity Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Trading companies & distributors—(concluded)
United Rentals, Inc.	(7,630)	(1,360,352)
		(2,898,262)
Total investments sold short (proceeds—$107,424,250)		(121,871,146)
Liabilities in excess of other assets—(1.1)%		(9,189,030)
Net assets—100.0%		$845,023,690

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Portfolio's  investments. In the event the Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	955,787,019	—	—	955,787,019
Short-term investments	—	10,764,065	—	10,764,065
Investment of cash collateral from securities loaned	—	9,532,782	—	9,532,782
Total	955,787,019	20,296,847	—	976,083,866

Liabilities
Investments sold short	(121,871,146)	—	—	(121,871,146)

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes
†	Amount represents less than 0.05% or (0.05)%.
*	Non-income producing security.
1	Security, or portion thereof, pledged as collateral for investments sold short.
2	Security, or portion thereof, was on loan at the period end.
3	Rates shown reflect yield at October 31, 2020.
4	Includes $30,303,104 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $9,532,782 and non-cash collateral of $20,345,216.

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—97.3%
Aerospace & defense—0.9%
TransDigm Group, Inc.	20,553	9,812,208

Automobiles—2.9%
Tesla, Inc.*	81,491	31,621,768

Beverages—0.9%
Boston Beer Co., Inc./The, Class A*	3,470	3,605,955
Monster Beverage Corp.*	76,021	5,820,928
		9,426,883
Biotechnology—2.7%
Alnylam Pharmaceuticals, Inc.*	8,508	1,046,229
Biogen, Inc.*	5,457	1,375,546
BioMarin Pharmaceutical, Inc.*	31,620	2,353,477
Exact Sciences Corp.*,1	36,020	4,460,356
Moderna, Inc.*	19,553	1,319,241
Regeneron Pharmaceuticals, Inc.*	13,177	7,162,490
Sarepta Therapeutics, Inc.*	11,546	1,569,217
Seagen, Inc.*	58,856	9,817,181
		29,103,737
Capital markets—2.5%
Blackstone Group, Inc./The, Class A	56,380	2,842,680
Charles Schwab Corp./The	49,999	2,055,459
KKR & Co., Inc.	141,274	4,824,507
MarketAxess Holdings, Inc.	17,404	9,378,145
Morgan Stanley	36,446	1,754,875
MSCI, Inc., Class A	5,536	1,936,714
S&P Global, Inc.	14,083	4,545,007
		27,337,387
Chemicals—0.9%
Air Products and Chemicals, Inc.	19,807	5,471,486
Sherwin-Williams Co./The	6,902	4,748,438
		10,219,924
Commercial services & supplies—0.5%
Waste Management, Inc.	49,002	5,287,806

Containers & packaging—0.5%
Ball Corp.	55,958	4,980,262

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Diversified financial services—3.3%
Berkshire Hathaway, Inc., Class B*	179,559	36,252,962

Electrical equipment—0.6%
Rockwell Automation, Inc.	28,638	6,790,643

Electronic equipment, instruments & components—0.3%
Amphenol Corp., Class A	29,028	3,275,519

Entertainment—1.4%
Netflix, Inc.*	22,570	10,737,452
Spotify Technology SA*	18,335	4,398,383
		15,135,835
Equity real estate investment trusts—2.3%
American Tower Corp.	91,292	20,965,208
Equinix, Inc.	5,811	4,249,235
		25,214,443
Health care equipment & supplies—2.7%
ABIOMED, Inc.*	6,065	1,527,652
Align Technology, Inc.*	9,688	4,127,863
DexCom, Inc.*	23,430	7,487,759
Edwards Lifesciences Corp.*	78,118	5,600,280
Intuitive Surgical, Inc.*	15,954	10,642,594
		29,386,148
Health care providers & services—0.2%
McKesson Corp.	14,299	2,108,959

Health care technology—0.3%
Veeva Systems, Inc., Class A*	12,191	3,292,179

Hotels, restaurants & leisure—1.3%
Chipotle Mexican Grill, Inc., Class A*	8,357	10,040,769
Starbucks Corp.	46,766	4,066,771
		14,107,540
Industrial conglomerates—4.0%
Honeywell International, Inc.	133,274	21,983,546

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Industrial conglomerates—(concluded)
Roper Technologies, Inc.	57,759	21,448,227
		43,431,773
Insurance—2.0%
Markel Corp.*	22,985	21,440,408

Interactive media & services—9.5%
Alphabet, Inc., Class A*	3,420	5,527,096
Alphabet, Inc., Class C*	19,136	31,019,647
Facebook, Inc., Class A*	141,761	37,298,737
Match Group, Inc.*	100,675	11,756,827
Pinterest, Inc., Class A*	40,371	2,379,870
Snap, Inc., Class A*	252,589	9,949,481
Twitter, Inc.*	40,970	1,694,519
Zillow Group, Inc., Class C*,1	43,402	3,846,285
		103,472,462
Internet & direct marketing retail—9.2%
Alibaba Group Holding Ltd., ADR*	25,805	7,862,525
Amazon.com, Inc.*	23,904	72,576,130
Booking Holdings, Inc.*	2,816	4,568,960
GrubHub, Inc.*	12,811	947,502
MercadoLibre, Inc.*	9,018	10,948,303
Wayfair, Inc., Class A*,1	10,875	2,697,326
		99,600,746
IT services—6.3%
MasterCard, Inc., Class A	50,156	14,477,028
PayPal Holdings, Inc.*	126,098	23,470,621
Shopify, Inc., Class A*	3,048	2,820,711
Snowflake, Inc., Class A*,1	5,843	1,460,867
Square, Inc., Class A *	35,763	5,538,973
Twilio, Inc., Class A*	30,208	8,427,126
Visa, Inc., A Shares	50,384	9,155,276
Wix.com Ltd.*	12,901	3,190,675
		68,541,277
Life sciences tools & services—3.1%
Illumina, Inc.*	19,266	5,639,158
IQVIA Holdings, Inc.*	31,518	4,853,457
Mettler-Toledo International, Inc.*	17,650	17,613,111

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Life sciences tools & services—(concluded)
Thermo Fisher Scientific, Inc.	11,371	5,379,848
		33,485,574
Media—0.7%
Charter Communications, Inc., Class A*	13,026	7,865,359

Personal products—1.5%
Estee Lauder Cos., Inc./The, Class A	9,913	2,177,490
Unilever N.V. NY Registered Shares	252,702	14,292,825
		16,470,315
Professional services—0.2%
CoStar Group, Inc.*	3,193	2,629,787

Road & rail—1.1%
Norfolk Southern Corp.	19,922	4,166,089
Uber Technologies, Inc.*	222,915	7,447,590
		11,613,679
Semiconductors & semiconductor equipment—7.2%
Advanced Micro Devices, Inc.*	205,370	15,462,307
ASML Holding N.V. NY Registered Shares	17,504	6,322,620
Enphase Energy, Inc.*	23,643	2,319,142
Lam Research Corp.	12,619	4,316,708
Microchip Technology, Inc.	232,846	24,467,458
NVIDIA Corp.	28,486	14,281,741
QUALCOMM, Inc.	29,898	3,688,217
Texas Instruments, Inc.	48,763	7,050,642
		77,908,835
Software—17.5%
Adobe, Inc.*	57,179	25,564,731
Atlassian Corp. PLC, Class A*	15,299	2,931,594
Autodesk, Inc.*	23,180	5,459,817
Coupa Software, Inc.*	17,918	4,796,649
Intuit, Inc.	79,181	24,916,677
Microsoft Corp.	329,255	66,664,260
Paycom Software, Inc.*	17,438	6,349,001
Salesforce.com, Inc.*	96,804	22,484,665
ServiceNow, Inc.*	26,766	13,317,959
SS&C Technologies Holdings, Inc.	35,210	2,085,136

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Software—(concluded)
Synopsys, Inc.*	33,152	7,089,887
Trade Desk, Inc./The, Class A*	8,422	4,770,642
Workday, Inc., Class A*	15,970	3,355,616
		189,786,634
Specialty retail—1.0%
Carvana Co.*,1	20,196	3,743,328
Home Depot, Inc./The	25,915	6,911,790
		10,655,118
Technology hardware, storage & peripherals—6.9%
Apple, Inc.	686,641	74,747,739

Textiles, apparel & luxury goods—2.9%
Lululemon Athletica, Inc.*	16,365	5,225,181
Nike, Inc., Class B	217,036	26,061,683
		31,286,864
Total common stocks
(cost—$677,357,045)		1,056,290,773

Short-term investments—2.2%
Investment companies—2.2%
State Street Institutional U.S. Government Money Market Fund, 0.03%[2]
(cost—$24,082,555)	24,082,555	24,082,555

Investment of cash collateral from securities loaned—0.3%
Money market funds—0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%[2]
(cost—$3,434,392)	3,434,392	3,434,392

Total investments
(cost—$704,873,992)[3]—99.8%		1,083,807,720
Other assets in excess of liabilities—0.2%		2,614,859
Net assets—100.0%		$1,086,422,579

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,056,290,773	—	—	1,056,290,773
Short-term investments	—	24,082,555	—	24,082,555
Investment of cash collateral from securities loaned	—	3,434,392	—	3,434,392
Total	1,056,290,773	27,516,947	—	1,083,807,720

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rates shown reflect yield at October 31, 2020.
3	Includes $9,631,093 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $3,434,392 and non-cash collateral of $6,551,162.

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—97.8%
Auto components—0.6%
Adient PLC*	97,500	2,068,950

Automobiles—1.4%
Thor Industries, Inc.	59,477	5,030,565

Banks—9.8%
Ameris Bancorp	93,450	2,738,085
Atlantic Capital Bancshares, Inc.*	70,419	977,416
Bank of Hawaii Corp.	53,616	3,251,274
Bank of NT Butterfield & Son Ltd./The	125,180	3,312,263
Bank OZK	77,080	1,910,042
Banner Corp.	63,550	2,343,088
Cathay General Bancorp	89,690	2,110,406
First Citizens BancShares, Inc., Class A	4,300	1,989,610
First Horizon National Corp.	304,802	3,172,989
Glacier Bancorp, Inc.	91,325	3,269,435
Popular, Inc.	63,630	2,685,186
Sterling Bancorp	199,400	2,667,972
Truist Financial Corp.	22,600	951,912
Webster Financial Corp.	105,891	3,410,749
		34,790,427
Beverages—2.0%
National Beverage Corp.*	91,817	7,188,353

Biotechnology—0.7%
Anika Therapeutics, Inc.*	71,600	2,335,592

Building products—1.2%
Lennox International, Inc.	12,175	3,307,460
Resideo Technologies, Inc.*	98,950	997,416
		4,304,876
Capital markets—3.3%
Artisan Partners Asset Management, Inc., Class A	37,975	1,521,278
Brightsphere Investment Group, Inc.	22,300	307,740
MSCI, Inc.	18,700	6,542,008
Uranium Participation Corp.*	685,300	2,057,495

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Capital markets—(concluded)
Virtus Investment Partners, Inc.	9,174	1,463,712
		11,892,233
Chemicals—4.7%
Axalta Coating Systems Ltd.*	170,300	4,276,233
Innospec, Inc.	15,700	1,038,398
Scotts Miracle-Gro Co./The	62,829	9,427,492
Valvoline, Inc.	106,245	2,089,839
		16,831,962
Commercial services & supplies—2.0%
IAA, Inc.*	34,060	1,927,455
KAR Auction Services, Inc.	227,680	3,315,021
Stericycle, Inc.*	31,710	1,975,533
		7,218,009
Communications equipment—2.0%
Comtech Telecommunications Corp.	194,175	2,796,120
F5 Networks, Inc. *	6,200	824,228
Plantronics, Inc.	172,760	3,372,275
		6,992,623
Consumer finance—1.2%
Enova International, Inc.*	37,127	569,899
Navient Corp.	184,350	1,476,644
SLM Corp.	247,475	2,274,295
		4,320,838
Containers & packaging—0.7%
Sealed Air Corp.	64,650	2,559,493

Diversified consumer services—1.7%
Regis Corp.*,1	58,496	324,068
Terminix Global Holdings, Inc.*	124,307	5,853,616
		6,177,684
Diversified telecommunication services—0.5%
Liberty Latin America Ltd., Class A*	171,285	1,678,593

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electric utilities—3.3%
Entergy Corp.	23,200	2,348,304
Evergy, Inc.	39,594	2,185,589
IDACORP, Inc.	36,955	3,242,062
Portland General Electric Co.	101,950	4,006,635
		11,782,590
Electrical equipment—0.8%
EnerSys	37,800	2,706,480

Electronic equipment, instruments & components—3.8%
CDW Corp.	33,858	4,150,991
Dolby Laboratories, Inc., Class A	53,304	4,002,064
Zebra Technologies Corp., Class A*	18,600	5,275,704
		13,428,759
Energy equipment & services—0.9%
Championx Corp.*	167,700	1,464,021
CSI Compressco LP	296,645	251,555
Hoegh LNG Partners LP	31,730	369,020
TETRA Technologies, Inc.*	2,294,478	1,274,582
		3,359,178
Equity real estate investment trusts—6.6%
American Campus Communities, Inc.	65,150	2,440,519
CatchMark Timber Trust, Inc., Class A	70,309	610,985
Granite Real Estate Investment Trust	50,600	2,822,974
Lamar Advertising Co., Class A	84,900	5,260,404
MGM Growth Properties LLC, Class A	170,363	4,506,101
Office Properties Income Trust	29,805	548,710
Outfront Media, Inc.	132,345	1,735,043
Physicians Realty Trust	161,620	2,724,913
QTS Realty Trust, Inc., Class A	43,940	2,702,750
		23,352,399
Food & staples retailing—0.6%
U.S. Foods Holding Corp.*	110,100	2,301,090

Food products—2.5%
Campbell Soup Co.	33,800	1,577,446
Conagra Brands, Inc.	17,600	617,584
Lamb Weston Holdings, Inc.	12,900	818,505

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food products—(concluded)
Post Holdings, Inc.*	24,470	2,101,973
TreeHouse Foods, Inc.*	81,295	3,157,498
Tyson Foods, Inc., Class A	8,800	503,624
		8,776,630
Health care equipment & supplies—1.7%
CONMED Corp.	7,800	608,166
Envista Holdings Corp.*	92,920	2,454,946
Integra LifeSciences Holdings Corp.*	68,410	3,016,881
		6,079,993
Health care providers & services—3.7%
Acadia Healthcare Co., Inc.*	99,290	3,539,689
CorVel Corp.*	65,676	5,990,965
Hanger, Inc.*	175,320	3,062,840
Tenet Healthcare Corp.*	23,200	569,328
		13,162,822
Hotels, restaurants & leisure—2.1%
Cheesecake Factory, Inc./The	155,000	4,606,600
Dunkin' Brands Group, Inc.	15,855	1,580,902
El Pollo Loco Holdings, Inc.*	98,551	1,391,540
		7,579,042
Household durables—0.0%†
Lennar Corp., Class B	1,163	66,163

Household products—1.0%
WD-40 Co.	14,850	3,614,193

Insurance—3.5%
Argo Group International Holdings Ltd.	66,880	2,386,278
Assured Guaranty Ltd.	61,610	1,572,903
CNO Financial Group, Inc.	147,537	2,618,782
W. R. Berkley Corp.	100,975	6,070,617
		12,648,580
Internet & direct marketing retail—0.4%
Despegar.com Corp.*,1	188,270	1,280,236

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—5.6%
Broadridge Financial Solutions, Inc.	42,450	5,841,120
DXC Technology Co.	95,950	1,767,399
Jack Henry & Associates, Inc.	30,600	4,536,450
KBR, Inc.	215,500	4,803,495
Science Applications International Corp.	15,100	1,153,187
WNS Holdings Ltd., ADR*	31,825	1,834,393
		19,936,044
Life sciences tools & services—0.9%
Syneos Health, Inc.*	58,165	3,087,398

Machinery—8.7%
Altra Industrial Motion Corp.	56,145	2,400,760
EnPro Industries, Inc.	33,440	1,973,629
Gates Industrial Corp. PLC*	172,410	1,913,751
Graco, Inc.	85,800	5,311,020
John Bean Technologies Corp.	34,688	2,912,751
Lincoln Electric Holdings, Inc.	18,306	1,863,917
RBC Bearings, Inc.*	37,676	4,485,328
Rexnord Corp.	67,700	2,171,816
Terex Corp.	85,585	2,113,094
Toro Co./The	43,000	3,530,300
Watts Water Technologies, Inc., Class A	19,200	2,126,784
		30,803,150
Marine—0.7%
Kirby Corp.*	68,200	2,625,018

Media—0.1%
ViacomCBS, Inc., Class B1	11,300	322,841

Metals & mining—0.4%
Allegheny Technologies, Inc.*	170,319	1,568,638

Mortgage real estate investment trust—0.7%
Redwood Trust, Inc.	277,600	2,359,600

Multi-utilities—0.3%
Black Hills Corp.	18,400	1,042,544

Oil, gas & consumable fuels—2.7%
Diamondback Energy, Inc.	114,150	2,963,334

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
EQT Corp.	179,300	2,714,602
Euronav N.V.[1]	13,800	101,568
Golar LNG Ltd.*,1	269,269	2,032,981
Golar LNG Partners LP	892,439	1,847,349
Teekay Tankers Ltd., Class A*,1	10,235	96,516
		9,756,350
Personal products—0.8%
elf Beauty, Inc.*	141,040	2,858,881

Professional services—1.6%
TransUnion	70,800	5,639,928

Road & rail—1.4%
Landstar System, Inc.	39,200	4,888,240

Semiconductors & semiconductor equipment—1.5%
Teradyne, Inc.	59,900	5,262,215

Software—3.5%
American Software, Inc. Class A	298,880	4,387,558
Avast PLC[2]	80,745	496,247
CDK Global, Inc.	82,000	3,534,200
New Relic, Inc.*	33,350	2,023,011
SailPoint Technologies Holding, Inc.*	50,580	2,099,576
		12,540,592
Specialty retail—1.3%
Gap, Inc./The	33,200	645,740
Michaels Cos., Inc./The*	367,870	2,983,426
Rent-A-Center, Inc.	33,600	1,038,240
		4,667,406
Technology hardware, storage & peripherals—1.1%
Diebold Nixdorf, Inc.*	652,455	4,064,795

Textiles, apparel & luxury goods—2.5%
Capri Holdings Ltd.*	163,315	3,465,545
Carter's, Inc.	29,094	2,369,706

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Textiles, apparel & luxury goods—(concluded)
Samsonite International SA, ADR*	597,355	2,956,907
		8,792,158
Thrifts & mortgage finance—0.6%
Essent Group Ltd.	50,690	2,019,997

Trading companies & distributors—0.7%
Beacon Roofing Supply, Inc.*	78,480	2,409,336

Total common stocks (cost—$312,544,583)		348,173,484

Short-term investments—1.7%
Investment companies—1.7%
State Street Institutional U.S. Government Money Market Fund, 0.03%[3] (cost—$6,028,910)	6,028,910	6,028,910

Investment of cash collateral from securities loaned—0.1%
Money market funds—0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%[3] (cost—$346,005)	346,005	346,005
Total investments (cost—$318,919,498)[4]—99.6%		354,548,399
Other assets in excess of liabilities—0.4%		1,314,639
Net assets—100.0%		$355,863,038

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Portfolio's  investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	348,173,484	—	—	348,173,484
Short-term investments	—	6,028,910	—	6,028,910
Investment of cash collateral from securities loaned	—	346,005	—	346,005
Total	348,173,484	6,374,915	—	354,548,399

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $496,247, represented 0.1% of the Portfolio's net assets at period end.
3	Rates shown reflect yield at October 31, 2020.
4	Includes $3,549,834 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $346,005 and non-cash collateral of $3,326,834.

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—99.4%
Aerospace & defense—1.0%
Aerojet Rocketdyne Holdings, Inc.*	70,116	2,273,161
Axon Enterprise, Inc.*	11,596	1,146,844
Vectrus, Inc.*	12,684	501,272
		3,921,277
Air freight & logistics—0.4%
XPO Logistics, Inc.*,1	19,415	1,747,350

Airlines—0.2%
Allegiant Travel Co.	6,547	882,274

Auto components—1.5%
Dorman Products, Inc.*	14,628	1,305,842
Gentex Corp.	81,252	2,248,243
Visteon Corp.*	26,810	2,403,516
		5,957,601
Automobiles—0.1%
Thor Industries, Inc.	3,365	284,612

Banks—0.1%
Altabancorp	4,115	89,584
Esquire Financial Holdings, Inc.*	1,000	15,590
Hanmi Financial Corp.	25,882	232,679
Northeast Bank*	3,992	76,606
		414,459
Beverages—1.8%
Boston Beer Co., Inc./The, Class A*	5,053	5,250,977
Celsius Holdings, Inc.*,1	19,041	382,914
Coca-Cola Consolidated, Inc.	6,081	1,392,245
		7,026,136
Biotechnology—8.7%
89bio, Inc.*	4,419	102,344
Adamas Pharmaceuticals, Inc.*,1	16,278	49,485
Aduro Biotech, Inc.[4]	9,389	0
Aeglea BioTherapeutics, Inc.*	45,064	346,091
Agenus, Inc.*,1	43,168	159,290
Agios Pharmaceuticals, Inc.*	6,926	277,525
Akebia Therapeutics, Inc.*,1	191,221	424,511

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Biotechnology—(continued)
Akero Therapeutics, Inc.*,1	25,149	667,706
Albireo Pharma, Inc.*	1,300	41,028
Aldeyra Therapeutics, Inc.*	34,265	228,890
Amicus Therapeutics, Inc.*	21,566	384,522
Apellis Pharmaceuticals, Inc.*	34,747	1,108,429
Aravive, Inc.*,1	2,686	12,436
Ardelyx, Inc.*	98,607	503,882
Arrowhead Pharmaceuticals, Inc.*	4,666	267,362
Assembly Biosciences, Inc.*	9,132	134,606
Atara Biotherapeutics, Inc.*	15,522	200,389
Axcella Health, Inc.*,1	28,194	119,543
Beyondspring, Inc.*	19,516	287,666
Biohaven Pharmaceutical Holding Co. Ltd.*	23,874	1,849,280
Black Diamond Therapeutics, Inc.*,1	6,398	201,601
Bluebird Bio, Inc.*	27,332	1,413,338
Calithera Biosciences, Inc.*	13,782	48,788
CareDx, Inc.*	8,042	394,460
Catabasis Pharmaceuticals, Inc.*,1	15,086	20,215
Catalyst Pharmaceuticals, Inc.*	26,100	77,517
Chinook Therapeutics, Inc.*	3,516	43,423
Coherus Biosciences, Inc.*,1	49,662	827,865
Cytokinetics, Inc.*,1	36,907	567,261
CytomX Therapeutics, Inc.*	70,698	468,021
Dicerna Pharmaceuticals, Inc.*	13,861	290,942
Eagle Pharmaceuticals, Inc. *	22,196	1,032,558
Editas Medicine, Inc.*,1	30,697	949,765
Eiger BioPharmaceuticals, Inc.*	41,048	364,506
Enanta Pharmaceuticals, Inc. *	31,577	1,377,704
Esperion Therapeutics, Inc.*,1	6,500	194,805
Evelo Biosciences, Inc.*	4,786	19,000
FibroGen, Inc.*	49,314	1,892,671
Frequency Therapeutics, Inc.*	1,859	40,675
G1 Therapeutics, Inc.*	9,136	100,405
Gossamer Bio, Inc.*,1	50,565	419,689
Halozyme Therapeutics, Inc.*	16,133	451,724
Harpoon Therapeutics, Inc.*,1	7,461	107,961
Homology Medicines, Inc.*,1	54,466	575,706
Ideaya Biosciences, Inc.*	72	876
Insmed, Inc.*	13,388	441,001
Intercept Pharmaceuticals, Inc.*	38,924	1,081,698
Ionis Pharmaceuticals, Inc.*	31,245	1,466,953

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Biotechnology—(concluded)
KalVista Pharmaceuticals, Inc.*	7,512	129,281
Kiniksa Pharmaceuticals Ltd., Class A*	9,262	145,043
La Jolla Pharmaceutical Co.*,1	11,115	37,791
LogicBio Therapeutics, Inc.*	12,136	66,991
Magenta Therapeutics, Inc.*,1	13,841	87,337
MeiraGTx Holdings PLC*	8,833	112,886
Minerva Neurosciences, Inc.*,1	55,748	178,951
Mirati Therapeutics, Inc.*	4,574	993,198
Morphic Holding, Inc.*,1	7,699	207,180
Mustang Bio, Inc.*,1	119,846	319,390
Natera, Inc.*	8,025	539,761
Ovid Therapeutics, Inc.*,1	22,862	116,825
Oyster Point Pharma, Inc.*,1	1,872	37,122
Pieris Pharmaceuticals, Inc.*	50,507	126,773
Precision BioSciences, Inc.*	19,540	123,297
PTC Therapeutics, Inc.*	10,393	542,411
Puma Biotechnology, Inc.*,1	11,883	99,461
Radius Health, Inc.*	114,808	1,539,575
REGENXBIO, Inc.*	11,793	339,167
Retrophin, Inc.*	83,323	1,686,457
Rubius Therapeutics, Inc.*,1	50,865	215,159
Sage Therapeutics, Inc.*	9,483	695,862
Scholar Rock Holding Corp.*,1	16,538	643,328
Selecta Biosciences, Inc.*,1	21,965	65,016
Spero Therapeutics, Inc.*,1	27,270	357,510
SpringWorks Therapeutics, Inc.*	4,575	265,304
Stoke Therapeutics, Inc.*,1	1,967	75,513
Sutro Biopharma, Inc.*,1	32,389	416,522
Syros Pharmaceuticals, Inc.*,1	11,400	76,038
TCR2 Therapeutics, Inc.*,1	3,574	70,301
Ultragenyx Pharmaceutical, Inc.*,1	10,364	1,041,582
Veracyte, Inc.*	8,770	303,968
Vericel Corp.*	32,128	595,332
Voyager Therapeutics, Inc.*	6,547	69,595
		34,356,040
Building products—1.2%
Advanced Drainage Systems, Inc.	15,836	1,004,477
AZEK Co., Inc./The*	10,077	336,975
Builders FirstSource, Inc.*	30,715	930,664
Masonite International Corp.*	18,884	1,661,792

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Building products—(concluded)
Trex Co., Inc.*	8,977	624,261
		4,558,169
Capital markets—1.4%
Brightsphere Investment Group, Inc.	74,262	1,024,816
Cowen, Inc., Class A1	52,240	1,121,070
LPL Financial Holdings, Inc.	41,738	3,336,118
		5,482,004
Chemicals—0.7%
Scotts Miracle-Gro Co./The	18,223	2,734,361

Commercial services & supplies—2.1%
Healthcare Services Group, Inc.	104,595	2,393,133
Interface, Inc.	52,148	319,667
Montrose Environmental Group, Inc.*	28,190	761,976
Pitney Bowes, Inc.	49,628	263,525
Ritchie Bros Auctioneers, Inc.	74,101	4,492,744
		8,231,045
Communications equipment—1.4%
AudioCodes Ltd.	17,356	503,150
CalAmp Corp.*	47,538	336,569
Cambium Networks Corp.*	6,190	142,618
Casa Systems, Inc.*	59,919	249,862
CommScope Holding Co., Inc.*	70,647	628,758
Extreme Networks, Inc.*	316,911	1,286,659
Genasys, Inc.*	47,444	285,613
Infinera Corp.*	163,339	1,022,502
Plantronics, Inc.[1]	54,603	1,065,851
		5,521,582
Construction & engineering—1.6%
EMCOR Group, Inc.	24,900	1,697,931
MYR Group, Inc.*	23,457	1,002,787
Primoris Services Corp.	24,352	459,522

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Construction & engineering—(concluded)
WillScot Mobile Mini Holdings Corp.*	166,145	3,086,974
		6,247,214
Construction materials—0.0%†
Forterra, Inc.*	2,812	36,697

Consumer finance—1.0%
Green Dot Corp., Class A*	41,967	2,237,680
PRA Group, Inc.*,1	49,143	1,677,251
		3,914,931
Containers & packaging—0.1%
Myers Industries, Inc.	20,182	289,410

Distributors—0.3%
Core-Mark Holding Co., Inc.	48,008	1,313,019

Diversified consumer services—2.1%
Chegg, Inc.*	9,467	695,257
Frontdoor, Inc.*	22,902	907,377
Grand Canyon Education, Inc.*	35,508	2,782,762
Perdoceo Education Corp.*	94,124	1,062,660
Strategic Education, Inc.	1,922	159,641
Terminix Global Holdings, Inc.*	51,704	2,434,741
Universal Technical Institute, Inc.*	51,550	236,615
		8,279,053
Diversified telecommunication services—0.7%
Bandwidth, Inc., Class A*	2,756	441,939
Cogent Communications Holdings, Inc.	29,064	1,621,771
Ooma, Inc.*,1	57,320	808,785
		2,872,495
Electrical equipment—1.0%
Allied Motion Technologies, Inc.	7,891	298,122
Array Technologies, Inc.*	11,679	430,371
Atkore International Group, Inc.*	60,624	1,254,311

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electrical equipment—(concluded)
Generac Holdings, Inc.*	8,906	1,871,596
		3,854,400
Electronic equipment, instruments & components—1.2%
Jabil, Inc.	52,716	1,747,008
National Instruments Corp.	56,888	1,779,457
Rogers Corp.*	11,035	1,337,663
		4,864,128
Financial services—0.0%†
dMY Technology Group, Inc., Class A*,1	7,291	81,222

Food & staples retailing—0.0%†
Grocery Outlet Holding Corp.*	4,423	194,700

Food products—1.5%
Calavo Growers, Inc.	19,070	1,280,169
Freshpet, Inc.*	40,399	4,625,686
Laird Superfood, Inc.*	4,731	217,626
		6,123,481
Health care equipment & supplies—5.0%
Accuray, Inc.*	204,800	595,968
Alphatec Holdings, Inc.*	16,706	142,669
Axonics Modulation Technologies, Inc.*	27,007	1,266,358
BioLife Solutions, Inc.*	17,953	515,431
Cardiovascular Systems, Inc.*	39,100	1,393,915
Eargo, Inc.*	5,425	187,976
Heska Corp.*	16,595	1,947,091
Inogen, Inc.*	15,540	453,924
Itamar Medical Ltd., ADR*,1	30,886	626,059
Lantheus Holdings, Inc.*	13,274	144,156
LivaNova PLC*	33,962	1,709,647
Merit Medical Systems, Inc.*	46,638	2,334,232
Natus Medical, Inc.*	36,269	660,459
Neogen Corp.*	30,385	2,119,050
Nevro Corp.*	3,835	572,220
Novocure Ltd.*	18,331	2,238,215
OrthoPediatrics Corp.*,1	29,088	1,297,325
Quotient Ltd.*,1	19,053	89,930
SI-BONE, Inc.*	7,800	163,566

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care equipment & supplies—(concluded)
Surmodics, Inc.*	14,512	533,316
Tandem Diabetes Care, Inc.*	5,630	613,670
Zynex, Inc.*	13,583	173,998
		19,779,175
Health care providers & services—6.5%
Addus HomeCare Corp.*	3,247	316,810
Amedisys, Inc.*	14,994	3,883,446
AMN Healthcare Services, Inc.*	46,314	3,023,378
Castle Biosciences, Inc.*	25,292	1,174,308
Chemed Corp.	6,591	3,152,607
Ensign Group, Inc./The	39,866	2,345,715
Exagen, Inc.*,1	7,640	108,946
Hanger, Inc.*	5,078	88,713
LHC Group, Inc.*	3,300	714,615
Magellan Health, Inc.*	19,316	1,395,967
Molina Healthcare, Inc.*	18,912	3,526,521
Oak Street Health, Inc.*	11,969	569,605
Pennant Group, Inc./The*	35,544	1,480,763
PetIQ, Inc.*,1	39,842	1,137,888
Progenity, Inc.*	1,000	4,990
Providence Service Corp./The*	9,490	1,115,549
US Physical Therapy, Inc.	21,271	1,687,428
		25,727,249
Health care technology—2.5%
Health Catalyst, Inc.*,1	60,701	2,092,971
Inovalon Holdings, Inc., Class A*	89,180	1,693,528
Inspire Medical Systems, Inc.*	18,722	2,235,968
OptimizeRx Corp.*	11,898	235,580
Phreesia, Inc.*	36,044	1,332,547
Simulations Plus, Inc.	5,074	328,897
Teladoc Health, Inc.*	2,294	450,679
Vocera Communications, Inc.*	50,365	1,650,965
		10,021,135
Hotels, restaurants & leisure—2.0%
Brinker International, Inc.	11,584	504,367
Dine Brands Global, Inc.	4,457	229,313
DraftKings, Inc., Class A*,1	5,511	195,089
Everi Holdings, Inc.*	48,045	413,668

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
GAN Ltd.*	18,267	259,574
Jack in the Box, Inc.	7,988	639,519
Marriott Vacations Worldwide Corp.	8,314	803,132
Noodles & Co.*	19,047	123,044
PlayAGS, Inc.*	80,297	216,802
Scientific Games Corp., Class A*	32,630	1,040,245
Twin River Worldwide Holdings, Inc.	39,856	967,305
Wingstop, Inc.	20,637	2,400,702
		7,792,760
Household durables—3.6%
Century Communities, Inc.*	23,867	926,994
GoPro, Inc., Class A*	237,600	1,411,344
Hamilton Beach Brands Holding Co., Class A	9,165	202,088
LGI Homes, Inc.*	10,786	1,152,808
Lovesac Co./The*,1	22,051	567,593
NVR, Inc.*	665	2,628,805
Purple Innovation, Inc.*	25,446	721,903
Sonos, Inc.*	145,414	2,123,044
Tempur Sealy International, Inc.*	27,111	2,412,879
TopBuild Corp.*	10,017	1,534,705
Universal Electronics, Inc.*	15,338	568,426
		14,250,589
Independent power and renewable electricity producers—0.1%
Sunnova Energy International, Inc.*	9,814	236,125

Insurance—2.8%
Alleghany Corp.	2,845	1,556,016
Axis Capital Holdings Ltd.	31,346	1,338,161
BRP Group, Inc., Class A*	24,251	618,401
Goosehead Insurance, Inc., Class A	23,660	2,899,296
James River Group Holdings Ltd.	22,444	1,048,808
Kinsale Capital Group, Inc.	1,987	372,503
Palomar Holdings, Inc.*	6,919	616,967
RenaissanceRe Holdings Ltd.	13,768	2,226,561
Universal Insurance Holdings, Inc.	17,020	212,239
		10,888,952
Interactive media & services—0.4%
EverQuote, Inc., Class A*	4,492	150,437

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Interactive media & services—(concluded)
Yelp, Inc.*	67,759	1,332,820
		1,483,257
Internet & direct marketing retail—0.7%
CarParts.com, Inc.*,1	83,770	1,063,041
Leaf Group Ltd.*	29,637	168,931
Magnite, Inc.*,1	50,868	459,338
Quotient Technology, Inc.*	26,800	238,520
Stamps.com, Inc.*	3,974	887,156
		2,816,986
IT services—3.0%
Brightcove, Inc.*	51,025	645,466
Cass Information Systems, Inc.	19,374	759,848
Endurance International Group Holdings, Inc.*	173,538	1,008,256
ExlService Holdings, Inc.*	20,567	1,557,745
GDS Holdings Ltd., ADR*	7,948	667,950
Globant SA*	23,928	4,321,636
LiveRamp Holdings, Inc.*	8,783	580,468
MAXIMUS, Inc.	26,769	1,809,049
Unisys Corp.*	32,363	425,250
		11,775,668
Leisure products—0.8%
Malibu Boats, Inc., Class A*	3,737	189,952
Nautilus, Inc.*,1	33,784	732,775
Polaris, Inc.	8,464	769,039
Sturm Ruger & Co., Inc.	13,830	924,674
YETI Holdings, Inc.*	8,622	426,616
		3,043,056
Life sciences tools & services—1.0%
Adaptive Biotechnologies Corp.*	9,885	455,501
Bio-Techne Corp.	12,032	3,036,997
PRA Health Sciences, Inc.*	2,024	197,219
Repligen Corp.*	2,022	336,804
		4,026,521
Machinery—2.2%
Energy Recovery, Inc.*,1	23,268	225,467

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
Kadant, Inc.	12,769	1,469,967
Kornit Digital Ltd.*	42,685	2,873,554
Proto Labs, Inc.*	23,099	2,727,530
REV Group, Inc.	25,753	202,161
Shyft Group Inc/The	52,760	1,018,796
		8,517,475
Media—1.2%
Altice USA, Inc., Class A*	19,811	533,906
Cable One, Inc.	1,942	3,363,272
Cardlytics, Inc.*,1	6,757	498,802
iClick Interactive Asia Group Ltd. ADR*	66,864	532,906
		4,928,886
Multiline retail—0.7%
Ollie's Bargain Outlet Holdings, Inc.*	30,618	2,666,522

Oil, gas & consumable fuels—0.1%
Dorian LPG Ltd.*	39,728	325,770

Paper & forest products—0.5%
Boise Cascade Co.	31,000	1,189,780
Louisiana-Pacific Corp.	23,466	670,658
		1,860,438
Personal products—1.0%
Herbalife Nutrition Ltd.*	16,710	754,289
Lifevantage Corp.*	24,085	266,139
Medifast, Inc.	11,204	1,574,050
Revlon, Inc., Class A*,1	30,199	123,816
USANA Health Sciences, Inc.*	13,977	1,057,360
		3,775,654
Pharmaceuticals—2.9%
Aerie Pharmaceuticals, Inc.*	13,152	139,543
Amneal Pharmaceuticals, Inc.*	40,559	168,725
Amphastar Pharmaceuticals, Inc.*	6,400	125,376
Cara Therapeutics, Inc.*,1	56,488	749,031
Cassava Sciences, Inc.*	10,683	87,707
Chiasma, Inc.*	47,645	178,669
Collegium Pharmaceutical, Inc.*	9,187	163,804

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Pharmaceuticals—(concluded)
Corcept Therapeutics, Inc.*	78,317	1,314,159
Durect Corp.*,1	43,507	78,530
Endo International PLC*	108,076	493,907
Fulcrum Therapeutics, Inc.*,1	3,080	30,369
Intersect ENT, Inc.*	28,974	449,097
Kaleido Biosciences, Inc.*,1	6,318	38,603
Marinus Pharmaceuticals, Inc.*	3,600	46,944
MyoKardia, Inc.*	10,094	2,256,312
NGM Biopharmaceuticals, Inc.*	41,341	716,853
Ocular Therapeutix, Inc.*	6,682	63,479
Odonate Therapeutics, Inc.*	13,979	201,437
Otonomy, Inc.*	27,329	97,838
Pacira BioSciences, Inc.*	22,492	1,176,332
Progenic Pharmaceuticals Inc.[4]	76,855	0
Recro Pharma, Inc.*	59,966	95,346
scPharmaceuticals, Inc.*	1,000	8,620
Strongbridge Biopharma PLC*,1	49,215	95,969
Supernus Pharmaceuticals, Inc.*	44,076	809,235
Theravance Biopharma, Inc.*,1	68,899	1,302,880
Tricida, Inc.*,1	20,613	116,051
WaVe Life Sciences Ltd.*,1	59,650	421,726
Zogenix, Inc.*	7,964	169,793
		11,596,335
Professional services—2.2%
Barrett Business Services, Inc.	14,500	859,125
Exponent, Inc.	31,564	2,196,539
Insperity, Inc.	27,851	2,132,829
Kforce, Inc.	22,293	773,567
TriNet Group, Inc.*	38,001	2,619,029
		8,581,089
Real estate management & development—0.6%
Altisource Portfolio Solutions SA*,1	15,476	172,248
eXp World Holdings, Inc.*	17,864	757,255
Fathom Holdings, Inc.*	16,481	309,183
Redfin Corp.*	25,357	1,059,162
		2,297,848
Road & rail—1.1%
Landstar System, Inc.	25,040	3,122,488

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Road & rail—(concluded)
Saia, Inc.*	8,214	1,212,879
		4,335,367
Semiconductors & semiconductor equipment—4.5%
ACM Research, Inc., Class A*	4,902	344,954
Ambarella, Inc.*	20,351	1,112,589
Amkor Technology, Inc.*	41,567	492,569
Axcelis Technologies, Inc.*	4,914	108,452
CMC Materials, Inc.	10,417	1,481,193
CyberOptics Corp.*	10,925	251,712
Diodes, Inc.*	8,444	488,316
Everspin Technologies, Inc.*	24,977	183,581
Impinj, Inc.*,1	7,103	181,198
Inphi Corp.*	19,345	2,703,657
MagnaChip Semiconductor Corp.*,1	39,049	534,581
NeoPhotonics Corp.*	115,757	788,305
Pixelworks, Inc.*	47,545	105,550
Power Integrations, Inc.	36,782	2,214,644
Silicon Laboratories, Inc.*	16,932	1,734,853
SiTime Corp.*	15,233	1,271,803
SMART Global Holdings, Inc.*	24,786	654,103
Synaptics, Inc.*	38,849	2,978,553
Ultra Clean Holdings, Inc.*	17,981	382,815
		18,013,428
Software—16.4%
2U, Inc.*,1	51,179	1,885,946
A10 Networks, Inc.*	176,953	1,192,663
Agilysys, Inc.*	47,391	1,283,348
Alarm.com Holdings, Inc.*	39,605	2,310,160
American Software, Inc. Class A	3,850	56,518
Avaya Holdings Corp.*	113,442	1,951,202
Benefitfocus, Inc.*,1	24,592	252,560
Blackline, Inc.*	32,967	3,220,217
Box, Inc., Class A*	145,605	2,256,878
Ceridian HCM Holding, Inc.*	23,532	2,028,929
ChannelAdvisor Corp.*	25,800	417,960
Cornerstone OnDemand, Inc.*	59,506	2,260,633
Descartes Systems Group, Inc./The*,1	25,502	1,370,988
Domo, Inc., Class B*	9,400	298,638
Dropbox, Inc., Class A*	38,981	711,793

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Software—(concluded)
Dynatrace, Inc.*	5,594	197,524
eGain Corp.*	15,651	248,068
FireEye, Inc.*	158,600	2,195,024
Five9, Inc.*	26,452	4,013,297
LivePerson, Inc.*	4,790	256,073
MediaAlpha, Inc., Class A*	11,243	380,351
MicroStrategy, Inc., Class A*	12,531	2,093,554
Mitek Systems, Inc.*	30,991	385,838
Model N, Inc.*	21,137	744,657
New Relic, Inc.*	33,952	2,059,528
Paylocity Holding Corp.*	14,475	2,685,402
Pegasystems, Inc.	27,231	3,155,528
Ping Identity Holding Corp.*	15,619	432,490
Pluralsight, Inc., Class A *	82,711	1,298,563
Progress Software Corp.	23,327	848,403
PROS Holdings, Inc.*	27,738	781,380
QAD, Inc., Class A	14,500	606,680
Rapid7, Inc.*,1	20,771	1,286,348
Rimini Street, Inc.*	7,138	22,628
RingCentral, Inc., Class A*	4,441	1,147,288
Sapiens International Corp. N.V.	5,470	148,401
Sprout Social, Inc., Class A*	30,419	1,329,310
SPS Commerce, Inc.*	48,708	4,168,918
Telenav, Inc.*	34,092	138,754
Tenable Holdings, Inc.*	33,157	1,130,985
Teradata Corp.*	100,546	1,847,030
Varonis Systems, Inc.*	29,057	3,358,118
Verint Systems, Inc.*	18,875	915,815
Workiva, Inc.*	73,091	4,042,663
Zscaler, Inc.*	12,159	1,650,584
		65,067,635
Specialty retail—4.6%
Asbury Automotive Group, Inc.*	10,208	1,051,220
Camping World Holdings, Inc., Class A	7,379	195,101
Five Below, Inc.*	41,482	5,531,210
Floor & Decor Holdings, Inc., Class A*	43,183	3,152,359
GrowGeneration Corp.*,1	16,818	280,860
Leslie's, Inc.*	1,115	24,496
Lithia Motors, Inc., Class A	9,065	2,081,052
National Vision Holdings, Inc.*	56,499	2,278,605

PACE Small/Medium Co Growth Equity Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Specialty retail—(concluded)
OneWater Marine, Inc. Class A*	26,460	492,950
Rent-A-Center, Inc.	55,182	1,705,124
Sportsman's Warehouse Holdings, Inc.*	111,464	1,451,261
		18,244,238
Technology hardware, storage & peripherals—1.1%
Avid Technology, Inc.*	108,301	1,009,365
Diebold Nixdorf, Inc.*,1	13,100	81,613
Pure Storage, Inc., Class A*,1	133,500	2,149,350
Quantum Corp.*	45,251	189,149
Super Micro Computer, Inc.*	45,958	1,044,166
		4,473,643
Textiles, apparel & luxury goods—0.9%
Canada Goose Holdings, Inc.*,1	12,430	387,567
Crocs, Inc.*	42,356	2,216,490
Deckers Outdoor Corp.*	4,441	1,125,216
		3,729,273
Thrifts & mortgage finance—0.3%
Axos Financial, Inc.*	25,795	703,172
PennyMac Financial Services, Inc.	13,194	670,519
		1,373,691
Trading companies & distributors—0.4%
CAI International, Inc.	7,313	192,698
Foundation Building Materials, Inc.*	32,331	470,739
Herc Holdings, Inc.*	13,504	599,038
Rush Enterprises, Inc., Class A	11,661	417,930
		1,680,405
Wireless telecommunication services—0.2%
Boingo Wireless, Inc.*	43,258	404,030

PACE Small/Medium Co Growth Equity Investments
Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Wireless telecommunication services—(concluded)
Gogo, Inc.*,1	33,160	266,606
		670,636
Total common stocks (cost—$321,009,559)		393,167,466

Short-term investments—1.1%
Investment companies—1.1%
State Street Institutional U.S. Government Money Market Fund, 0.03%[2] (cost—$4,418,876)	4,418,876	4,418,876

Investment of cash collateral from securities loaned—5.1%
Money market funds—5.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%[2] (cost—$20,277,123)	20,277,123	20,277,123
Total investments (cost—$345,705,558)[3]—105.6%		417,863,465
Liabilities in excess of other assets—(5.6)%		(22,062,143)
Net assets—100.0%		$395,801,322

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Small/Medium Co Growth Equity Investments
Portfolio of investments – October 31, 2020 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	393,167,466	—	—	393,167,466
Short-term investments	—	4,418,876	—	4,418,876
Investment of cash collateral from securities loaned	—	20,277,123	—	20,277,123
Total	393,167,466	24,695,999	—	417,863,465

At October 31, 2020, there were no transfers in or out of Level 3.
Portfolio footnotes
†	Amount represents less than 0.05%
*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rates shown reflect yield at October 31, 2020.
3	Includes $29,063,222 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $20,277,123 and non-cash collateral of $10,020,783.
4	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2020

Common stocks
Aerospace & defense	0.6%
Air freight & logistics	0.3
Auto components	1.8
Automobiles	2.0
Banks	8.0
Beverages	1.0
Biotechnology	2.1
Building products	3.0
Capital markets	2.5
Chemicals	3.2
Commercial services & supplies	1.1
Communications equipment	0.2
Construction & engineering	0.4
Construction materials	0.7
Diversified consumer services	0.8
Diversified financial services	0.1
Diversified telecommunication services	2.7
Electric utilities	2.8
Electrical equipment	2.6
Electronic equipment, instruments & components	3.9
Entertainment	1.0
Equity real estate investment trusts	0.4
Food & staples retailing	2.4
Food products	2.6
Gas utilities	0.4
Health care equipment & supplies	2.2
Health care providers & services	0.3
Hotels, restaurants & leisure	0.9
Household durables	2.5
Independent power and renewable electricity producers	0.7
Industrial conglomerates	1.7
Insurance	4.2
Interactive media & services	0.4
Internet & catalog retail	0.9
Internet & direct marketing retail	1.3
IT services	3.4
Leisure products	1.0
Life sciences tools & services	1.1
Machinery	4.0
Marine	0.1
Media	0.9

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2020

Metals & mining	2.2
Multiline retail	0.4
Oil, gas & consumable fuels	2.3
Paper & forest products	0.1
Personal products	1.3
Pharmaceuticals	10.7
Professional services	2.7
Real estate management & development	0.6
Semiconductors & semiconductor equipment	6.4
Software	2.9
Specialty retail	3.1
Technology hardware, storage & peripherals	1.4
Textiles, apparel & luxury goods	1.9
Tobacco	0.6
Trading companies & distributors	1.0
Wireless telecommunication services	1.9
Total common stocks	111.7
Preferred stocks
Automobiles	0.1
Chemicals	0.0 †
Total preferred stocks	0.1
Short-term investments	1.1
Investment of cash collateral from securities loaned	1.5
Total investments before investments sold short	114.4
Investments sold short
Aerospace & defense	(0.1)
Airlines	(0.1)
Auto components	(0.0)†
Automobiles	(0.0)†
Banks	(0.3)
Beverages	(0.3)
Capital markets	(0.5)
Chemicals	(0.9)
Commercial services & supplies	(0.0)†
Construction & engineering	(0.5)
Diversified financial services	(0.3)
Diversified telecommunication services	(0.2)
Electric utilities	(1.0)
Electrical equipment	(0.0)†

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2020

Electronic equipment, instruments & components	(0.1)
Entertainment	(0.0)†
Equity real estate investment trusts	(0.7)
Food & staples retailing	(0.1)
Food products	(0.3)
Gas utilities	(0.0)†
Health care equipment & supplies	(0.3)
Health care providers & services	(0.0)†
Hotels, restaurants & leisure	(0.7)
Household durables	(0.2)
Industrial conglomerates	(0.1)
Insurance	(0.2)
Interactive media & services	(0.1)
Internet & direct marketing retail	(0.5)
IT services	(0.6)
Machinery	(0.5)
Media	(0.1)
Metals & mining	(0.3)
Multi-utilities	(0.1)
Multiline retail	(0.0)†
Oil, gas & consumable fuels	(0.7)
Paper & forest products	(0.6)
Personal products	(0.4)
Pharmaceuticals	(0.1)
Professional services	(0.3)
Real estate management & development	(1.2)
Road & rail	(0.3)
Semiconductors & semiconductor equipment	(0.3)
Software	(0.1)
Technology hardware, storage & peripherals	(0.2)
Trading companies & distributors	(0.0)†
Transportation infrastructure	(0.2)
Total investments sold short	(13.5)
Liabilities in excess of other assets	(0.9)
Net assets	100.0%

†	Amount represents less than 0.05% or (0.05)%.

PACE International Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—111.7%
Australia—4.6%
AMP Ltd.[1]	244,308	262,738
Aristocrat Leisure Ltd.	98,010	1,972,356
BHP Group Ltd.[2]	283,683	6,735,761
BHP Group PLC	111,603	2,154,555
CSL Ltd.	14,419	2,914,455
Glencore PLC*	176,892	357,266
Goodman Group	125,113	1,618,132
Macquarie Group Ltd.	28,158	2,508,669
Magellan Financial Group Ltd.	14,661	567,818
Medibank Pvt. Ltd.[1]	679,440	1,275,135
QBE Insurance Group Ltd.[1]	470,661	2,729,329
REA Group Ltd.[1]	29,234	2,430,281
Rio Tinto PLC[2]	57,155	3,226,109
Santos Ltd.	566,796	1,884,437
Seek Ltd.[6]	21,753	328,892
Sonic Healthcare Ltd.	90,777	2,221,766
Telstra Corp. Ltd.	456,071	859,134
TPG Telecom Ltd.*,1	55,984	282,541
Wesfarmers Ltd.	48,280	1,559,700
Westpac Banking Corp.	77,230	972,244
Woolworths Group Ltd.	60,832	1,631,677
		38,492,995
Austria—0.7%
ams AG*	228,048	4,887,009
Raiffeisen Bank International AG*	23,147	332,664
Verbund AG	13,097	753,214
		5,972,887
Belgium—0.5%
Anheuser-Busch InBev SA/N.V.	20,051	1,040,583
KBC Group N.V.[2]	1,993	98,254
Proximus SADP	12,704	247,015
Telenet Group Holding N.V.	25,369	975,018
UCB SA	20,652	2,037,234
		4,398,104
Canada—1.2%
Constellation Software, Inc.	6,586	6,913,693

PACE International Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(concluded)
Fairfax Financial Holdings Ltd.	12,077	3,174,847
		10,088,540
China—5.4%
Alibaba Group Holding Ltd., ADR*	30,491	9,290,303
BeiGene Ltd., ADR*	10,775	3,195,003
BYD Co. Ltd., Class H1	187,431	3,725,652
China Mobile Ltd.	1,021,000	6,209,629
Prosus N.V.	75,850	7,577,695
Sinopharm Group Co. Ltd., Class H	156,948	358,738
TAL Education Group, ADR*	97,566	6,484,236
Wuxi Biologics Cayman, Inc.*,3	246,678	6,892,029
Yangzijiang Shipbuilding Holdings Ltd.	1,263,000	850,661
		44,583,946
Denmark—5.9%
Carlsberg A/S, Class B	8,922	1,129,208
Coloplast A/S, Class B	5,129	748,487
DSV Panalpina A/S	7,687	1,244,688
Genmab A/S*	33,733	11,235,538
ISS A/S*,1	230,757	2,994,209
Novo Nordisk A/S, ADR	179,372	11,460,077
Novo Nordisk A/S, Class B2	121,804	7,823,315
Novozymes A/S, B Shares[1]	27,793	1,670,102
Pandora A/S	52,369	4,147,245
Tryg A/S	26,884	745,703
Vestas Wind Systems A/S2	32,685	5,578,745
		48,777,317
Finland—1.7%
Kone Oyj, Class B2	67,399	5,364,434
Orion Oyj, Class B	58,968	2,523,883
Sampo Oyj, A Shares[2]	136,553	5,152,781
UPM-Kymmene Oyj	26,188	739,927
		13,781,025
France—6.2%
Air Liquide SA	4,192	612,718
Bureau Veritas SA*,2	131,028	2,876,543
Capgemini SE	5,965	688,739
Cie de Saint-Gobain*	226,291	8,828,919

PACE International Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Dassault Aviation SA*	1,466	1,222,482
Eiffage SA*	9,512	690,390
Hermes International	2,976	2,769,333
Ipsen SA2	3,959	360,338
Klepierre SA1	24,033	304,392
L'Oreal SA2	16,420	5,310,611
Legrand SA	9,826	726,456
LVMH Moet Hennessy Louis Vuitton SE2	17,206	8,061,677
Natixis SA*	531,672	1,235,947
Pernod Ricard SA	5,359	863,804
Peugeot SA*	53,085	953,967
Renault SA*	1,283	31,760
Safran SA*,2	18,314	1,930,738
Sanofi	107,166	9,656,619
Sartorius Stedim Biotech	144	54,606
Societe Generale SA*	208,650	2,828,569
Unibail-Rodamco-Westfield[1]	6,417	260,827
Vinci SA	10,859	857,715
Wendel SE	1,717	148,778
		51,275,928
Germany—5.8%
Allianz SE	40,102	7,055,227
Bayer AG	38,688	1,818,540
Brenntag AG	30,323	1,938,125
Carl Zeiss Meditec AG	5,745	742,022
Continental AG	87,692	9,322,472
Deutsche Post AG	23,628	1,046,798
Deutsche Telekom AG	188,929	2,875,873
Evonik Industries AG	238,737	5,747,191
GEA Group AG	48,499	1,613,758
Hannover Rueck SE	3,196	464,161
HeidelbergCement AG	13,215	755,999
Infineon Technologies AG	111,336	3,099,053
Knorr-Bremse AG	28,014	3,244,054
Merck KGaA	2,294	339,708
MTU Aero Engines AG	5,362	915,183
Nemetschek SE	1,122	81,148
SAP SE2	38,776	4,131,731
Symrise AG2	11,397	1,405,002
TeamViewer AG*,3	7,493	329,870

PACE International Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
Telefonica Deutschland Holding AG	423,433	1,068,659
		47,994,574
Hong Kong—2.3%
AIA Group Ltd.	94,400	889,509
CK Asset Holdings Ltd.	653,500	3,026,205
CLP Holdings Ltd.	23,500	216,130
Hang Seng Bank Ltd.	108,123	1,662,465
Hong Kong Exchanges & Clearing Ltd.	44,000	2,101,103
Jardine Matheson Holdings Ltd.	87,900	3,901,881
Sun Hung Kai Properties Ltd.	11,000	140,684
Techtronic Industries Co. Ltd.	31,000	413,467
WH Group Ltd.[3]	8,412,000	6,608,072
		18,959,516
India—1.4%
HDFC Bank Ltd., ADR*	121,416	6,974,135
Tata Consultancy Services Ltd.	132,645	4,769,815
		11,743,950
Indonesia—0.6%
Bank Rakyat Indonesia Persero Tbk. PT	22,450,968	5,157,966

Israel—0.2%
Check Point Software Technologies Ltd.*	4,198	476,725
Nice Ltd.*	3,323	760,033
		1,236,758
Italy—2.2%
Enel SpA[2]	1,219,461	9,705,957
Eni SpA	567,565	3,973,359
Ferrari N.V.	13,642	2,433,271
Intesa Sanpaolo SpA*	188,881	312,284
Mediobanca Banca di Credito Finanziario SpA	51,646	366,190
Moncler SpA*	15,118	604,983
Terna Rete Elettrica Nazionale SpA	153,187	1,035,487
		18,431,531
Japan—30.4%
ABC-Mart, Inc.	9,600	486,900

PACE International Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Aozora Bank Ltd.	65,900	1,075,096
Asahi Kasei Corp.	35,700	307,028
Astellas Pharma, Inc.[2]	129,600	1,776,360
Bandai Namco Holdings, Inc.	30,200	2,243,041
Benesse Holdings, Inc.	16,800	394,586
Calbee, Inc.	39,300	1,201,204
Casio Computer Co. Ltd.	53,600	808,390
Chugai Pharmaceutical Co. Ltd.	30,400	1,167,567
Coca-Cola Bottlers Japan Holdings, Inc.	273,500	3,847,992
Cosmos Pharmaceutical Corp.	8,900	1,508,057
CyberAgent, Inc.	8,600	538,039
Daikin Industries Ltd.[2]	27,100	5,042,342
Daito Trust Construction Co. Ltd.	21,800	1,976,045
Dentsu Group, Inc.	14,000	399,962
FANUC Corp.	42,795	9,013,131
Fast Retailing Co. Ltd.[2]	8,300	5,764,296
FUJIFILM Holdings Corp.	176,400	8,960,267
Fujitsu Ltd.	36,400	4,250,346
Fukuoka Financial Group, Inc.	80,500	1,336,348
Hikari Tsushin, Inc.[2]	10,700	2,494,742
Hirose Electric Co. Ltd.	3,200	444,415
Honda Motor Co. Ltd.	335,200	7,796,093
Hoshizaki Corp.	6,800	541,038
Hoya Corp.[2]	35,400	3,989,875
Iida Group Holdings Co. Ltd.	15,700	282,374
Isuzu Motors Ltd.	190,100	1,530,678
ITOCHU Techno-Solutions Corp.	62,600	2,125,632
Japan Prime Realty Investment Corp.	200	539,663
Japan Retail Fund Investment Corp.	348	499,588
JFE Holdings, Inc.*	16,200	112,647
JGC Holdings Corp.	123,400	1,007,756
Kakaku.com, Inc.	30,100	796,668
Kansai Paint Co. Ltd.	38,200	981,134
Kao Corp.	15,100	1,070,175
Keyence Corp.[2]	30,170	13,616,051
Kubota Corp.	36,300	627,739
Kyocera Corp.	160,500	8,785,763
Lawson, Inc.	1,000	45,895
LIXIL Group Corp.	23,400	504,230
Marubeni Corp.	108,400	562,423
Marui Group Co. Ltd.	33,300	596,057

PACE International Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Maruichi Steel Tube Ltd.	31,600	721,372
McDonald's Holdings Co. Japan Ltd.	41,800	1,976,312
Mebuki Financial Group, Inc.	153,700	306,827
Mitsubishi Electric Corp.	482,700	6,178,117
MonotaRO Co. Ltd.	24,200	1,340,656
Nabtesco Corp.	3,500	130,044
Nintendo Co. Ltd.[2]	12,200	6,639,820
Nippon Steel Corp.*	74,900	720,062
Nippon Telegraph & Telephone Corp.	201,300	4,222,311
Nissan Chemical Corp.	72,500	3,822,532
Nitori Holdings Co. Ltd.	1,100	226,420
Nitto Denko Corp.[2]	64,800	4,524,457
Nomura Research Institute Ltd.[2]	134,600	3,979,053
NTT DOCOMO, Inc.[2]	97,300	3,612,447
Obayashi Corp.	79,300	658,971
Obic Co. Ltd.[2]	12,500	2,214,767
Olympus Corp.	72,400	1,375,458
Omron Corp.	3,400	243,565
Oracle Corp.	3,400	339,692
Otsuka Corp.	66,100	3,043,144
Otsuka Holdings Co. Ltd.	223,700	8,236,912
Persol Holdings Co. Ltd.	73,500	1,102,904
Rakuten, Inc.	29,000	281,150
Recruit Holdings Co. Ltd.	193,422	7,334,499
Renesas Electronics Corp.*	329,700	2,711,416
Resona Holdings, Inc.	287,400	940,203
Rinnai Corp.	20,200	1,987,296
Ryohin Keikaku Co. Ltd.	3,400	70,861
SCSK Corp.	5,000	247,863
Secom Co. Ltd.	25,200	2,116,949
Sekisui Chemical Co. Ltd.	373,700	5,782,454
Sekisui House Ltd.	8,700	143,470
Seven & I Holdings Co. Ltd.	58,500	1,776,317
Seven Bank Ltd.	300,400	685,760
Shimadzu Corp.	17,700	502,285
Shimano, Inc.[2]	23,700	5,379,727
Shin-Etsu Chemical Co. Ltd.[2]	39,700	5,267,042
Shinsei Bank Ltd.	81,700	977,013
Shionogi & Co. Ltd.[2]	52,700	2,478,579
SMC Corp.	3,300	1,743,063
SoftBank Corp.	137,200	1,588,949

PACE International Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
SoftBank Group Corp.[2]	72,400	4,697,581
Sohgo Security Services Co. Ltd.	5,400	250,413
Sompo Holdings, Inc.	7,900	293,604
Sony Corp.	77,100	6,387,749
Square Enix Holdings Co. Ltd.	28,900	1,689,364
Sumitomo Mitsui Financial Group, Inc.[2]	88,400	2,432,594
Sumitomo Mitsui Trust Holdings, Inc.	75,400	2,004,641
Sundrug Co. Ltd.	40,000	1,480,491
Sysmex Corp.	9,000	842,447
T&D Holdings, Inc.	33,500	331,816
Takeda Pharmaceutical Co. Ltd.	231,500	7,162,028
Tokio Marine Holdings, Inc.	158,000	7,031,109
Tokyo Electron Ltd.[2]	16,500	4,397,058
Toray Industries, Inc.	101,600	456,494
TOTO Ltd.	23,600	1,069,602
Toyota Industries Corp.	89,100	5,719,012
Trend Micro, Inc.	25,000	1,396,915
Tsuruha Holdings, Inc.	400	55,858
USS Co. Ltd.	104,900	1,913,740
Welcia Holdings Co. Ltd.	14,000	548,259
Yakult Honsha Co. Ltd.	1,300	62,830
Yamaha Corp.	21,900	1,029,161
Yokogawa Electric Corp.	41,000	597,603
ZOZO, Inc.	60,400	1,529,399
		252,058,140
Luxembourg—0.1%
ArcelorMittal SA*	24,848	337,200
Eurofins Scientific SE*	94	74,860
		412,060
Netherlands—5.5%
Adyen N.V.*,3	4,093	6,900,106
Akzo Nobel N.V.	8,373	806,458
ASML Holding N.V.[2]	26,727	9,711,812
ASML Holding N.V. NY Registered Shares	20,200	7,296,442
ING Groep N.V.*	168,098	1,147,048
Koninklijke Ahold Delhaize N.V.[2]	199,355	5,477,098
Koninklijke KPN N.V.	341,112	921,681
Koninklijke Philips N.V.*,2	57,616	2,675,711
NN Group N.V.	25,719	896,812

PACE International Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Netherlands—(concluded)
Randstad N.V.*	30,098	1,504,152
Royal Dutch Shell PLC, A Shares[2,4]	32,652	408,370
Royal Dutch Shell PLC, B Shares	584,515	7,034,750
Wolters Kluwer N.V.	14,195	1,150,311
		45,930,751
New Zealand—0.9%
a2 Milk Co. Ltd.*	253,014	2,449,167
Fisher & Paykel Healthcare Corp. Ltd.	118,047	2,731,843
Meridian Energy Ltd.	391,798	1,373,001
Spark New Zealand Ltd.	219,482	651,595
		7,205,606
Norway—0.6%
DNB ASA*	117,537	1,584,536
Norsk Hydro ASA*	754,750	2,113,251
Schibsted ASA, B Shares*	1,776	63,735
Telenor ASA	71,610	1,104,156
		4,865,678
Portugal—0.1%
Jeronimo Martins, SGPS SA	44,358	704,664

Russia—0.2%
Evraz PLC	317,811	1,480,148

Singapore—3.3%
DBS Group Holdings Ltd.	820,319	12,221,159
Genting Singapore Ltd.	2,305,800	1,088,796
Oversea-Chinese Banking Corp. Ltd.	65,200	401,906
Singapore Exchange Ltd.	450,300	2,854,861
Singapore Technologies Engineering Ltd.	88,100	225,095
Singapore Telecommunications Ltd.	1,837,000	2,730,049
United Overseas Bank Ltd.	559,798	7,782,543
Venture Corp. Ltd.	100	1,410
		27,305,819
Spain—1.8%
Banco Bilbao Vizcaya Argentaria SA	410,289	1,176,450
Banco Santander SA *	3,195,358	6,366,697
Enagas SA	2,752	59,391

PACE International Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Spain—(concluded)
Endesa SA	49,756	1,333,391
Industria de Diseno Textil SA1	83,909	2,070,785
Naturgy Energy Group SA1	188,972	3,510,376
Red Electrica Corp. SA	41,567	732,216
		15,249,306
Sweden—4.5%
Alfa Laval AB*	80,054	1,623,859
Assa Abloy AB, Class B	146,199	3,138,093
Epiroc AB, Class A	55,190	824,898
Hennes & Mauritz AB, B Shares[2]	188,677	3,066,022
Hexagon AB, B Shares*	78,044	5,704,376
Husqvarna AB, B Shares	234,381	2,423,250
Lundin Energy AB	60,783	1,160,208
Nibe Industrier AB, B Shares*	42,774	1,031,568
Sandvik AB*,2	259,725	4,626,271
Swedbank AB, A Shares*	11,497	180,238
Swedish Match AB2	63,438	4,780,806
Telefonaktiebolaget LM Ericsson, B Shares	164,898	1,839,777
Telia Co. AB1	1,884,021	7,224,085
		37,623,451
Switzerland—10.0%
ABB Ltd.	365,018	8,857,245
Coca-Cola HBC AG	30,046	683,126
Geberit AG2	9,198	5,236,224
Givaudan SA	13	52,967
Julius Baer Group Ltd.	124,799	5,572,028
Kuehne & Nagel International AG	1,874	374,207
LafargeHolcim Ltd.	81,380	3,492,342
Logitech International SA	30,653	2,580,742
Nestle SA2	93,544	10,517,898
Novartis AG2	113,259	8,830,237
Partners Group Holding AG	1,992	1,795,722
Roche Holding AG2	34,699	11,153,858
Schindler Holding AG	9,834	2,514,939
SGS SA2	1,558	3,892,664
Sonova Holding AG*	16,838	3,993,964
STMicroelectronics N.V.	184,770	5,627,281
Temenos AG2	54,336	5,833,290

PACE International Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Switzerland—(concluded)
Zurich Insurance Group AG	6,437	2,134,084
		83,142,818
Taiwan—1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	512,000	7,732,760
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	59,715	5,008,297
		12,741,057
United Kingdom—11.7%
3i Group PLC[2]	301,910	3,758,704
Associated British Foods PLC[2]	27,124	596,487
AstraZeneca PLC[2]	38,737	3,897,271
BAE Systems PLC	100,532	517,050
Barratt Developments PLC*	82,055	512,908
Berkeley Group Holdings PLC	9,848	517,595
BP PLC	1,949,547	4,965,403
Bunzl PLC	5,323	165,503
CK Hutchison Holdings Ltd.	1,450,000	8,734,602
Compass Group PLC[2]	100,642	1,375,527
Croda International PLC[2]	7,630	596,441
DCC PLC	20,063	1,305,818
Diageo PLC	20,213	654,387
Direct Line Insurance Group PLC	797,351	2,721,870
Experian PLC	46,185	1,685,486
GlaxoSmithKline PLC[2]	467,922	7,830,798
Halma PLC	69,578	2,134,474
HSBC Holdings PLC	266,135	1,118,976
Imperial Brands PLC	2,207	34,996
InterContinental Hotels Group PLC*	21,893	1,110,671
Intertek Group PLC	21,954	1,584,755
JD Sports Fashion PLC	245,571	2,358,032
Kingfisher PLC*	2,032,891	7,561,093
Lloyds Banking Group PLC*	16,917,413	6,142,100
Melrose Industries PLC*	231,445	358,755
Next PLC	13,370	1,011,536
Persimmon PLC	63,972	1,935,976
Prudential PLC	18,363	224,285
RELX PLC	68,374	1,353,036
Sage Group PLC/The	4,391	36,156
Smith & Nephew PLC	56,209	973,222
SSE PLC	556,803	9,052,793

PACE International Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
Tesco PLC	2,643,421	7,037,452
Travis Perkins PLC*	186,375	2,562,978
Unilever N.V.[1,2]	80,164	4,532,774
WPP PLC	731,027	5,839,480
		96,799,390
United States—2.4%
Atlassian Corp. PLC, Class A*	19,319	3,701,907
Brookfield Renewable Corp., Class A	69,244	4,623,422
Ferguson PLC	20,848	2,085,602
James Hardie Industries PLC	49,134	1,194,265
QIAGEN N.V.*	38,780	1,841,382
SolarEdge Technologies, Inc.*	11,533	2,971,939
Waste Connections, Inc.	37,706	3,744,960
		20,163,477
Total common stocks (cost—$902,786,795)		926,577,402

Preferred stocks—0.1%
Germany—0.1%
Bayerische Motoren Werke AG	7,036	363,835
FUCHS PETROLUB SE	6,237	320,920
Total preferred stocks (cost—$781,453)		684,755

Short-term investments—1.1%
Investment companies—1.1%
State Street Institutional U.S. Government Money Market Fund, 0.03%[5] (cost—$9,377,454)	9,377,454	9,377,454

Investment of cash collateral from securities loaned—1.5%
Money market funds—1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%[5] (cost—$12,208,247)	12,208,247	12,208,247
Total investments before investments sold short (cost—$925,153,949)[7]—114.4%		948,847,858

PACE International Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(13.5)%
Common stocks—(13.5)%
Australia—(0.8)%
Afterpay Ltd.	(23,178)	(1,575,256)
AusNet Services	(1,036,616)	(1,457,275)
Coles Group Ltd.	(45,410)	(566,557)
Computershare Ltd.	(67,819)	(579,191)
Northern Star Resources Ltd.	(4,225)	(44,101)
Suncorp Group Ltd.	(53,047)	(306,124)
Tabcorp Holdings Ltd.	(319,406)	(738,640)
Washington H Soul Pattinson & Co. Ltd.	(60,458)	(1,076,847)
		(6,343,991)
Belgium—(0.2)%
Groupe Bruxelles Lambert SA	(1,438)	(117,703)
Umicore SA	(50,500)	(1,943,242)
		(2,060,945)
China—(0.0)%†
Wilmar International Ltd.	(20,300)	(60,040)

Denmark—(0.4)%
Ambu A/S, Class B	(57,579)	(1,745,296)
Danske Bank A/S	(103,949)	(1,381,650)
Demant A/S	(7,808)	(245,893)
		(3,372,839)
Finland—(0.0)%†
Stora Enso Oyj, R Shares	(7,190)	(104,882)

France—(0.9)%
Atos SE	(7,650)	(522,101)
BioMerieux	(1,189)	(176,973)
Bollore SA	(69,756)	(249,898)
Covivio	(5,632)	(335,181)
Dassault Aviation SA	(913)	(761,341)
Dassault Systemes SE	(3,245)	(553,855)
Getlink SE	(29,829)	(400,904)
ICADE	(2,697)	(136,322)
Iliad SA	(7,040)	(1,361,057)

PACE International Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
France—(concluded)
Orpea	(983)	(98,159)
Remy Cointreau SA	(13,634)	(2,302,432)
Suez SA	(24,966)	(457,085)
Thales SA	(5,532)	(360,026)
		(7,715,334)
Germany—(0.4)%
E.ON SE	(34,638)	(361,134)
Fraport AG Frankfurt Airport Services Worldwide	(8,047)	(290,718)
Fresenius SE & Co. KGaA	(4,180)	(155,005)
LANXESS AG	(4,397)	(222,864)
thyssenkrupp AG	(115,323)	(550,003)
Vonovia SE	(23,035)	(1,470,695)
		(3,050,419)
Hong Kong—(0.3)%
Bank of East Asia Ltd./The	(3,475)	(6,257)
Hang Lung Properties Ltd.	(606,000)	(1,471,128)
Jardine Matheson Holdings Ltd.	(13,258)	(588,523)
PCCW Ltd.	(553,000)	(332,406)
		(2,398,314)
Ireland—(0.1)%
Flutter Entertainment PLC	(2,656)	(462,604)
Kerry Group PLC, Class A	(6,304)	(754,019)
		(1,216,623)
Italy—(0.2)%
FinecoBank Banca Fineco SpA	(104,185)	(1,425,734)

Japan—(6.5)%
Aeon Mall Co. Ltd.	(58,600)	(909,547)
Alfresa Holdings Corp.	(1,900)	(34,681)
Canon, Inc.	(3,900)	(67,071)
Chubu Electric Power Co., Inc.	(25,900)	(289,812)
Chugoku Electric Power Co., Inc./The	(184,500)	(2,317,374)
Daifuku Co. Ltd.	(13,700)	(1,404,088)
Daiwa House Industry Co. Ltd.	(12,500)	(326,604)
Daiwa House REIT Investment Corp.	(400)	(924,208)

PACE International Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(continued)
Eisai Co. Ltd.	(9,400)	(726,268)
FUJIFILM Holdings Corp.	(5,600)	(284,453)
GMO Payment Gateway, Inc.	(19,300)	(2,354,086)
Hamamatsu Photonics K.K.	(14,700)	(735,737)
Hitachi Construction Machinery Co. Ltd.	(25,600)	(625,971)
Hitachi Metals Ltd.	(134,500)	(1,774,149)
Honda Motor Co. Ltd.	(2,900)	(67,448)
Hulic Co. Ltd.	(70,600)	(651,412)
Idemitsu Kosan Co. Ltd.	(109,500)	(2,201,609)
Isetan Mitsukoshi Holdings Ltd.	(2,500)	(12,059)
Japan Airlines Co. Ltd.	(26,400)	(458,177)
Japan Airport Terminal Co. Ltd.	(29,700)	(1,282,239)
Japan Exchange Group, Inc.	(141,900)	(3,446,017)
JSR Corp.	(93,600)	(2,097,384)
Kajima Corp.	(76,200)	(809,345)
Kawasaki Heavy Industries Ltd.	(36,200)	(428,750)
Kintetsu Group Holdings Co. Ltd.	(26,900)	(1,068,857)
Kyushu Electric Power Co., Inc.	(210,000)	(1,757,104)
Kyushu Railway Co.	(30,900)	(654,922)
Lasertec Corp.	(2,700)	(233,134)
MISUMI Group, Inc.	(18,300)	(540,112)
Mitsubishi Corp.	(1,700)	(37,761)
Mitsubishi Estate Co. Ltd.	(4,800)	(71,247)
Mitsubishi Materials Corp.	(5,700)	(103,933)
Nagoya Railroad Co. Ltd.	(12,300)	(326,136)
NH Foods Ltd.	(3,700)	(150,905)
Nihon M&A Center, Inc.	(36,800)	(2,147,648)
Nikon Corp.	(107,800)	(647,655)
Nippon Express Co. Ltd.	(6,100)	(340,847)
Nippon Paint Holdings Co. Ltd.	(38,400)	(3,444,061)
Nippon Prologis REIT, Inc.	(915)	(3,006,447)
Nomura Real Estate Holdings, Inc.	(63,000)	(1,095,783)
Nomura Real Estate Master Fund, Inc.	(66)	(78,548)
Odakyu Electric Railway Co. Ltd.	(15,800)	(379,248)
Oriental Land Co. Ltd.	(13,000)	(1,811,023)
Ricoh Co. Ltd.	(154,900)	(1,009,043)
Shiseido Co. Ltd.	(50,500)	(3,111,180)
Showa Denko K.K.	(2,200)	(37,131)
SUMCO Corp.	(148,400)	(2,246,659)
Taisho Pharmaceutical Holdings Co. Ltd.	(6,200)	(371,307)

PACE International Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
The Kansai Electric Power Co., Inc.	(19,100)	(173,477)
Toho Gas Co. Ltd.	(1,700)	(87,521)
Tohoku Electric Power Co., Inc.	(48,400)	(426,236)
Tokyo Century Corp.	(5,100)	(247,949)
Tokyu Fudosan Holdings Corp.	(348,300)	(1,510,370)
Toppan Printing Co. Ltd.	(5,600)	(70,766)
Toyoda Gosei Co. Ltd.	(4,200)	(105,827)
Yamaha Motor Co. Ltd.	(15,400)	(218,140)
Yamazaki Baking Co. Ltd.	(56,900)	(932,618)
Z Holdings Corp.	(177,900)	(1,232,106)
		(53,904,190)
Macau—(0.1)%
SJM Holdings Ltd.	(1,255,000)	(1,299,923)

Netherlands—(0.2)%
Koninklijke Vopak N.V.	(33,571)	(1,744,965)

Norway—(0.1)%
Equinor ASA	(27,989)	(355,482)
Mowi ASA	(3,830)	(60,439)
		(415,921)
Portugal—(0.1)%
EDP—Energias de Portugal SA	(192,478)	(948,686)
Galp Energia, SGPS SA	(30,494)	(246,970)
		(1,195,656)
Singapore—(0.3)%
City Developments Ltd.	(204,000)	(946,857)
Singapore Airlines Ltd.	(117,900)	(292,603)
Suntec Real Estate Investment Trust	(44,500)	(43,655)
UOL Group Ltd.	(258,500)	(1,177,108)
		(2,460,223)
Spain—(0.5)%
Ferrovial SA	(150,109)	(3,247,364)
Repsol SA	(90,089)	(560,284)

PACE International Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Spain—(concluded)
Siemens Gamesa Renewable Energy SA	(2,633)	(74,609)
		(3,882,257)
Sweden—(0.9)%
Electrolux AB, Series B	(33,290)	(751,591)
Investor AB, B Shares	(15,747)	(945,698)
Kinnevik AB, Class B	(26,500)	(1,087,440)
Svenska Cellulosa AB SCA, Class B	(343,614)	(4,662,792)
		(7,447,521)
Switzerland—(0.3)%
Barry Callebaut AG	(476)	(982,679)
Swiss Prime Site AG	(1,369)	(115,110)
Swiss Re AG	(18,206)	(1,305,265)
		(2,403,054)
United Kingdom—(1.2)%
British Land Co. PLC/The	(7,068)	(31,920)
CNH Industrial N.V.	(139,254)	(1,080,133)
Land Securities Group PLC	(166,456)	(1,098,273)
London Stock Exchange Group PLC	(4,112)	(440,977)
Ocado Group PLC	(129,087)	(3,806,204)
Pearson PLC	(125,271)	(827,672)
SSE PLC	(40,934)	(665,526)
St James's Place PLC	(38,469)	(448,130)
Standard Life Aberdeen PLC	(43,268)	(125,841)
Whitbread PLC	(40,438)	(1,124,758)
		(9,649,434)
Total investments sold short (proceeds—$113,155,853)		(112,152,265)
Liabilities in excess of other assets—(0.9)%		(7,156,084)
Net assets—100.0%		$829,539,509

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE International Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	926,316,575	260,827	—	926,577,402
Preferred stocks	684,755	—	—	684,755
Short-term investments	—	9,377,454	—	9,377,454
Investment of cash collateral from securities loaned	—	12,208,247	—	12,208,247
Total	927,001,330	21,846,528	—	948,847,858

Liabilities
Investments sold short	(112,152,265)	—	—	(112,152,265)

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
†	Amount represents less than 0.05% or (0.05)%.
1	Security, or portion thereof, was on loan at the period end.
2	Security, or portion thereof, pledged as collateral for investments sold short.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $20,730,077, represented 2.5% of the Portfolio's net assets at period end.
4	Security is traded on the Amsterdam Exchange.
5	Rates shown reflect yield at October 31, 2020.
6	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
7	Includes $21,842,211 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $6,828,804 and cash collateral of $12,208,247.

PACE International Emerging Markets Equity Investments

Industry diversification—(unaudited) As a percentage of net assets as of October 31, 2020
Common stocks
Airlines	0.1%
Auto components	0.6
Automobiles	2.0
Banks	7.7
Beverages	1.3
Biotechnology	0.6
Capital markets	1.1
Chemicals	2.1
Communications equipment	0.5
Construction & engineering	0.3
Construction materials	0.3
Consumer finance	0.4
Diversified consumer services	0.9
Diversified financial services	0.5
Diversified telecommunication services	0.8
Electric utilities	0.1
Electrical equipment	0.4
Electronic equipment, instruments & components	2.2
Entertainment	3.2
Equity real estate investment trusts	0.1
Food & staples retailing	1.2
Food products	1.9
Gas utilities	0.1
Health care equipment & supplies	0.4
Health care providers & services	0.2
Hotels, restaurants & leisure	1.1
Household durables	2.0
Household products	0.3
Independent power and renewable electricity producers	0.1
Industrial conglomerates	0.5
Insurance	3.6
Interactive media & services	9.5
Internet & direct marketing retail	12.8
IT services	3.6
Life sciences tools & services	0.2
Machinery	0.4
Marine	0.1
Media	0.8
Metals & mining	4.8
Multiline retail	0.1
Oil, gas & consumable fuels	5.2

Common stocks—(concluded)
Paper & forest products	0.5
Personal products	1.2
Pharmaceuticals	1.9
Real estate management & development	0.6
Road & rail	0.9
Semiconductors & semiconductor equipment	8.5
Software	1.1
Specialty retail	0.9
Technology hardware, storage & peripherals	3.3
Textiles, apparel & luxury goods	0.9
Thrifts & mortgage finance	1.4
Transportation infrastructure	0.7
Wireless telecommunication services	0.9
Total common stocks	96.8
Preferred stocks
Banks	0.4
Diversified telecommunication services	0.1
Oil, gas & consumable fuels	0.1
Technology hardware, storage & peripherals	0.7
Total preferred stocks	1.3
Warrant
Consumer Discretionary	0.0	†
Exchange traded funds	0.4
Short-term investments	1.1
Investment of cash collateral from securities loaned	0.2
Total investments	99.8
Other assets in excess of liabilities	0.2
Net assets	100.0%

†	Amount represents less than 0.05% or (0.05)%.

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—96.8%
Argentina—1.2%
Globant SA*	8,103	1,463,483
MercadoLibre, Inc.*	2,340	2,840,877
		4,304,360
Brazil—5.0%
B2W Cia Digital*	19,100	250,453
B3 SA - Brasil Bolsa Balcao	230,400	2,049,847
Banco Bradesco SA	124,190	393,265
Equatorial Energia SA	94,300	327,538
Ez Tec Empreendimentos e Participacoes SA	59,900	366,418
Hypera SA	124,300	604,392
Itau Unibanco Holding SA, ADR	22,708	92,876
Localiza Rent A Car SA	50,900	538,278
Marfrig Global Foods SA*	90,500	217,183
Minerva SA*	104,900	182,269
OdontoPrev SA	213,200	468,539
Pagseguro Digital Ltd., Class A*	10,675	390,812
Petrobras Distribuidora SA	197,621	660,579
Petroleo Brasileiro SA	63,200	209,273
Petroleo Brasileiro SA, ADR	338,205	2,242,299
Porto Seguro SA	40,500	334,703
Raia Drogasil SA	176,900	741,766
Rumo SA*	868,285	2,775,268
Suzano SA*	71,700	625,412
TIM SA	285,000	588,581
TOTVS SA	248,000	1,166,967
Vale SA	62,700	661,645
Vale SA, ADR	69,004	729,372
Via Varejo SA*	115,500	345,416
WEG SA	53,900	712,317
		17,675,468
Canada—0.3%
Barrick Gold Corp.	18,027	481,862
Ivanhoe Mines Ltd., Class A*,1	138,968	546,568
		1,028,430
Chile—0.1%
Sociedad Quimica y Minera de Chile SA, ADR[1]	5,486	203,037

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
China—40.3%
Agile Group Holdings Ltd.	272,000	371,906
Alibaba Group Holding Ltd.*	365,632	13,828,223
Alibaba Group Holding Ltd., ADR*	47,525	14,480,392
Anhui Conch Cement Co. Ltd., Class H	88,000	548,829
Baidu, Inc., ADR*	16,667	2,217,544
Bank of China Ltd., Class H	2,117,000	669,029
Bank of Communications Co. Ltd., Class H	511,000	251,133
Beijing Sinnet Technology Co. Ltd., Class H	156,542	446,482
Brilliance China Automotive Holdings Ltd.	300,000	258,884
BYD Electronic International Co. Ltd.	110,000	472,493
China Aoyuan Group Ltd.	321,000	300,608
China CITIC Bank Corp. Ltd., Class H	939,000	381,535
China Communications Services Corp. Ltd., Class H	708,000	410,964
China Construction Bank Corp., Class H	2,324,000	1,603,792
China Galaxy Securities Co. Ltd., Class H	871,500	476,641
China Life Insurance Co. Ltd., Class H	289,000	627,767
China Medical System Holdings Ltd.	665,000	696,524
China Merchants Bank Co. Ltd., Class H	548,000	2,848,681
China Minsheng Banking Corp. Ltd., Class H	611,500	334,442
China Mobile Ltd.	284,000	1,727,262
China National Building Material Co. Ltd., Class H	276,000	316,497
China Pacific Insurance Group Co. Ltd., Class H	167,800	522,718
China Petroleum & Chemical Corp., Class H	1,368,000	531,142
China Railway Group Ltd., Class H	695,000	319,149
China Resources Land Ltd.	76,000	309,294
China Resources Power Holdings Co. Ltd.	268,000	278,630
China Telecom Corp. Ltd., Class H	1,572,000	494,767
China Tourism Group Duty Free Corp. Ltd., Class A	76,635	2,280,681
China Traditional Chinese Medicine Holdings Co. Ltd.	732,000	291,761
China Unicom Hong Kong Ltd.	712,000	437,165
CITIC Ltd.	347,000	247,521
CITIC Securities Co. Ltd., Class H	202,000	435,658
CNOOC Ltd.	293,000	266,072
COFCO Joycome Foods Ltd.	782,000	254,194
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	708,000	278,542
COSCO SHIPPING Holdings Co. Ltd., Class H*	773,500	493,883
CSPC Pharmaceutical Group Ltd.	918,400	967,859
Dongyue Group Ltd.	893,000	339,806
Focus Media Information Technology Co. Ltd., Class A	1,910,480	2,663,187
Geely Automobile Holdings Ltd.	623,000	1,279,350
GF Securities Co. Ltd., Class H	306,400	394,832

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
China—(continued)
Great Wall Motor Co. Ltd., Class H	466,000	753,775
Gree Electric Appliances, Inc. of Zhuhai, Class A	159,100	1,387,453
Guangzhou R&F Properties Co. Ltd., Class H	281,600	356,699
Haitong Securities Co. Ltd., Class H*	576,800	486,588
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	147,900	991,121
Hengan International Group Co. Ltd.	93,000	644,792
Huazhu Group Ltd.*	4,750	201,090
Huazhu Group Ltd., ADR	32,398	1,283,933
Industrial & Commercial Bank of China Ltd., Class H	961,000	540,466
JD.com, Inc., ADR*	38,813	3,164,036
Jiangsu Hengrui Medicine Co. Ltd., Class A	64,396	853,846
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	61,400	1,540,086
Jiangxi Copper Co. Ltd., Class H	355,000	422,199
JOYY, Inc., ADR[1]	4,636	423,638
Kunlun Energy Co. Ltd.	546,000	352,144
Kweichow Moutai Co. Ltd., Class A	7,400	1,844,445
Lenovo Group Ltd.	732,000	457,943
Meituan, Class B*	108,745	4,042,607
Midea Group Co. Ltd., Class A	374,800	4,355,941
NetEase, Inc.	255,225	4,441,129
NetEase, Inc., ADR	8,175	709,508
New China Life Insurance Co. Ltd., Class H	95,200	378,835
New Oriental Education & Technology Group, Inc., ADR*	8,412	1,349,117
NIO, Inc., ADR*	103,705	3,171,299
People’s Insurance Co. Group of China Ltd./The, Class H	1,207,000	358,091
PICC Property & Casualty Co. Ltd., Class H	516,000	348,770
Pinduoduo, Inc., ADR*	19,910	1,791,502
Ping An Insurance Group Co. of China Ltd., Class H	690,000	7,080,232
Sangfor Technologies, Inc., Class A	44,697	1,269,090
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	216,000	334,344
Shenzhen International Holdings Ltd.	214,000	332,352
Shenzhen Kangtai Biological Products Co. Ltd., Class A	56,700	1,534,408
Shenzhen Sunway Communication Co. Ltd., Class A	187,497	1,329,230
Shenzhou International Group Holdings Ltd.	133,900	2,312,700
Sinotruk Hong Kong Ltd.	175,500	447,324
TAL Education Group, ADR*	28,793	1,913,583
Tencent Holdings Ltd.	282,502	21,536,109
Tencent Music Entertainment Group, ADR*	147,625	2,196,660
Tingyi Cayman Islands Holding Corp.	750,000	1,369,881
Travelsky Technology Ltd., Class H	569,000	1,194,882
Trip.Com Group Ltd., ADR*	11,124	319,926

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
China—(concluded)
Tsingtao Brewery Co. Ltd., Class H	56,000	462,664
Wuxi Biologics Cayman, Inc.*,2	17,000	474,969
Xiaomi Corp., Class B*,2	241,600	685,611
Yanzhou Coal Mining Co. Ltd., Class H	496,000	360,204
Yum China Holdings, Inc.	20,676	1,100,583
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	40,700	1,392,870
Zhejiang Huayou Cobalt Co. Ltd., Class A*	238,856	1,418,121
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	484,000	426,407
		142,499,042
Czech Republic—0.1%
Komercni banka A.S.*	15,017	304,239

Egypt—0.1%
Commercial International Bank Egypt SAE	75,370	293,079

Germany—0.5%
Delivery Hero SE*,2	14,771	1,699,317

Ghana—0.1%
Tullow Oil PLC*,1	1,085,465	282,509

Greece—0.2%
Eurobank Ergasias Services and Holdings SA, Class A*	935,153	310,074
Hellenic Telecommunications Organization SA	27,886	370,892
		680,966
Hong Kong—0.4%
Kingboard Laminates Holdings Ltd.	381,000	606,455
WH Group Ltd.[2]	1,078,500	847,219
		1,453,674
Hungary—0.3%
MOL Hungarian Oil & Gas PLC*	79,987	387,773
OTP Bank Nyrt*	17,671	550,362
		938,135
India—11.7%
Amara Raja Batteries Ltd.	54,804	566,510
Asian Paints Ltd.	47,861	1,428,258

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
India—(concluded)
Axis Bank Ltd.*	44,343	294,693
Bajaj Auto Ltd.	6,498	253,133
Bajaj Finance Ltd.	15,963	712,769
Bharti Airtel Ltd.	46,659	273,094
Britannia Industries Ltd.	16,045	751,993
Cipla Ltd.	52,082	530,255
Dr Reddy's Laboratories Ltd.	10,151	669,631
Escorts Ltd.	23,890	387,150
Federal Bank Ltd.*	501,505	341,408
HCL Technologies Ltd.	132,929	1,510,233
HDFC Bank Ltd.*	133,360	2,129,855
Hindalco Industries Ltd.	177,952	409,776
Hindustan Unilever Ltd.	31,886	891,212
Housing Development Finance Corp. Ltd.	191,103	4,960,310
ICICI Bank Ltd.*	94,844	502,456
ICICI Lombard General Insurance Co. Ltd.[2]	50,954	849,835
IDFC First Bank Ltd.*	952,075	393,125
Infosys Ltd.	254,173	3,637,633
Infosys Ltd., ADR	96,178	1,372,460
InterGlobe Aviation Ltd.*,2	4,335	76,601
Ipca Laboratories Ltd.	17,152	535,361
Maruti Suzuki India Ltd.	9,560	898,517
Max Financial Services Ltd.*	68,876	548,861
Motherson Sumi Systems Ltd.	985,486	1,404,275
REC Ltd.	243,648	338,147
Reliance Industries Ltd.	9,464	151,140
Reliance Industries Ltd.	348,848	9,671,197
SBI Cards & Payment Services Ltd.	52,341	564,851
Tata Consultancy Services Ltd.	42,329	1,522,119
Tech Mahindra Ltd.	58,282	639,621
United Spirits Ltd.*	80,175	545,589
UPL Ltd.	270,228	1,652,746
		41,414,814
Indonesia—1.2%
Bank Central Asia Tbk. PT	1,230,500	2,435,759
Bank Mandiri Persero Tbk. PT	789,800	311,870
Bank Rakyat Indonesia Persero Tbk. PT	3,553,200	816,325

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Indonesia—(concluded)
Telekomunikasi Indonesia Persero Tbk. PT	4,222,400	756,423
		4,320,377
Ivory Coast—0.1%
Endeavour Mining Corp.*	7,525	184,581

Kazakhstan—0.1%
Halyk Savings Bank of Kazakhstan JSC, GDR	25,382	253,312
NAC Kazatomprom JSC, GDR	9,548	135,582
		388,894
Macau—0.2%
Galaxy Entertainment Group Ltd.	131,200	864,795

Malaysia—0.4%
Hartalega Holdings Bhd.	154,600	669,747
Supermax Corp. Bhd.*	160,800	366,493
Top Glove Corp. Bhd.	194,300	400,758
		1,436,998
Mexico—1.2%
America Movil SAB de CV, Series L	523,336	318,519
Cemex SAB de CV, ADR	28,755	119,333
Grupo Aeroportuario del Pacifico SAB de CV, Class B	171,800	1,429,784
Grupo Bimbo SAB de CV, Series A	286,876	554,371
Grupo Financiero Banorte SAB de CV, Class O*	146,506	652,704
Wal-Mart de Mexico SAB de CV	538,900	1,302,059
		4,376,770
Peru—0.6%
Credicorp Ltd.	16,117	1,848,298
Southern Copper Corp.	3,598	188,319
		2,036,617
Philippines—0.2%
SM Prime Holdings, Inc.	946,000	658,682

Poland—0.8%
Allegro.eu SA*,2	65,531	1,331,776
CD Projekt SA*	4,583	388,304
KGHM Polska Miedz SA*	15,653	467,186

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Poland—(concluded)
Polski Koncern Naftowy ORLEN SA	34,039	327,612
Powszechna Kasa Oszczednosci Bank Polski SA*	47,738	228,584
		2,743,462
Romania—0.0%†
Societatea Nationala de Gaze Naturale ROMGAZ SA, GDR	12,325	72,717

Russia—3.1%
Gazprom PJSC, ADR	132,566	510,379
Gazprom PJSC, ADR[3,4]	249,516	955,646
LUKOIL PJSC, ADR[3,4]	15,942	813,998
LUKOIL PJSC, ADR[3]	13,698	699,831
MMC Norilsk Nickel PJSC, ADR	27,694	660,225
Mobile TeleSystems PJSC, ADR	49,666	388,388
Polymetal International PLC	14,666	311,502
Sberbank of Russia PJSC, ADR	169,846	1,715,445
Sberbank of Russia PJSC, ADR	15,466	156,361
Severstal PAO, GDR	41,418	566,184
Yandex N.V., Class A*,1	71,868	4,137,441
		10,915,400
Singapore—0.1%
IGG, Inc.	408,000	438,393

South Africa—3.2%
AngloGold Ashanti Ltd., ADR	47,172	1,091,560
Aspen Pharmacare Holdings Ltd.*	33,333	216,195
Bid Corp. Ltd.	47,645	652,004
Bidvest Group Ltd./The	96,945	793,848
Capitec Bank Holdings Ltd.*	18,063	1,265,340
Clicks Group Ltd.	63,281	917,499
Exxaro Resources Ltd.	49,824	333,808
FirstRand Ltd.	593,174	1,370,510
Gold Fields Ltd., ADR	69,490	759,526
Growthpoint Properties Ltd.	609,036	397,073
Impala Platinum Holdings Ltd.	54,649	479,437
Naspers Ltd., N Shares	7,610	1,478,310
Northam Platinum Ltd.*	48,551	461,859
Old Mutual Ltd.	720,057	415,032

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Africa—(concluded)
Sibanye Stillwater Ltd.	299,965	865,035
		11,497,036
South Korea—9.7%
Celltrion, Inc.*	1,982	420,959
CJ CheilJedang Corp.	793	252,290
CJ Corp.	4,035	270,257
Daelim Industrial Co. Ltd.	6,528	448,739
DoubleUGames Co. Ltd.	4,320	234,141
Douzone Bizon Co. Ltd.	14,877	1,307,162
GS Retail Co. Ltd.	10,944	309,599
Hana Financial Group, Inc.	18,081	484,412
Hankook Tire & Technology Co. Ltd.	11,364	316,974
Hansol Chemical Co. Ltd.	2,603	323,454
Hyundai Motor Co.	3,809	552,199
Kakao Corp.	4,438	1,290,685
KB Financial Group, Inc.	17,439	616,290
Korea Zinc Co. Ltd.	862	290,575
Kumho Petrochemical Co. Ltd.	5,423	635,639
LG Chem Ltd.	3,887	2,093,026
LG Electronics, Inc.	4,649	344,158
LG Household & Health Care Ltd.	1,881	2,486,560
LG Innotek Co. Ltd.	2,597	347,884
LG Uplus Corp.	33,383	325,092
Lotte Shopping Co. Ltd.	5,895	433,280
NAVER Corp.	16,322	4,171,481
NCSoft Corp.	2,246	1,535,997
Samsung Biologics Co. Ltd.*,2	649	390,075
Samsung Electro-Mechanics Co. Ltd.	9,780	1,150,639
Samsung Electronics Co. Ltd.	192,366	9,595,413
Samsung Fire & Marine Insurance Co. Ltd.	3,216	507,327
Samsung SDI Co. Ltd.	1,232	479,901
Samyang Foods Co. Ltd.	2,864	243,315
Shinhan Financial Group Co. Ltd.	43,295	1,158,018
SK Hynix, Inc.	8,832	621,906
SK Materials Co. Ltd.	2,993	585,834
		34,223,281
Taiwan—11.7%
ASE Technology Holding Co. Ltd.	449,000	992,074
Casetek Holdings Ltd.	154,000	465,174

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Taiwan—(concluded)
China Life Insurance Co. Ltd.	516,736	345,954
Chunghwa Telecom Co. Ltd.	87,000	325,450
Compeq Manufacturing Co. Ltd.	233,000	354,752
CTBC Financial Holding Co. Ltd.	657,934	415,184
Delta Electronics, Inc.	121,000	803,748
E. Sun Financial Holding Co. Ltd.	1,262,125	1,072,234
Formosa Taffeta Co. Ltd.	322,000	351,793
Fubon Financial Holding Co. Ltd.	392,000	557,778
Globalwafers Co. Ltd.	75,281	1,092,230
HON HAI Precision Industry Co. Ltd.	685,000	1,855,979
Largan Precision Co. Ltd.	2,000	211,512
Makalot Industrial Co. Ltd.	69,000	457,129
MediaTek, Inc.	206,469	4,894,016
Micro-Star International Co. Ltd.	91,000	365,864
Sea Ltd., ADR*	9,458	1,491,527
Sino-American Silicon Products, Inc.	74,000	257,675
SinoPac Financial Holdings Co. Ltd.	1,057,000	395,403
Synnex Technology International Corp.	181,000	268,619
Taiwan Semiconductor Manufacturing Co. Ltd.	913,231	13,792,570
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	93,588	7,849,225
Tripod Technology Corp.	74,000	293,635
Uni-President Enterprises Corp.	854,000	1,830,203
Wistron Corp.	274,755	273,761
Yageo Corp.	43,000	534,428
		41,547,917
Thailand—0.5%
Airports of Thailand PCL	346,100	574,659
Charoen Pokphand Foods PCL, NVDR	248,100	200,995
Minor International PCL, NVDR*	622,405	333,494
Sri Trang Agro-Industry PCL, NVDR*	313,900	360,052
Thanachart Capital PCL, NVDR	382,000	337,050
		1,806,250
Turkey—0.8%
Arcelik A.S.*	111,598	357,987
BIM Birlesik Magazalar A.S.	42,081	335,463
Coca-Cola Icecek A.S.*	52,871	283,300
Turk Hava Yollari AO*	380,109	409,163
Turkiye Garanti Bankasi A.S.*	313,213	246,698
Turkiye Halk Bankasi A.S.*	515,482	289,130

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Turkey—(concluded)
Turkiye Is Bankasi A.S., Class C*	482,006	293,938
Turkiye Sise ve Cam Fabrikalari A.S.	394,973	288,941
Vestel Elektronik Sanayi ve Ticaret A.S.*	122,598	242,431
		2,747,051
United Arab Emirates—0.1%
Network International Holdings PLC*,2	136,052	391,992

United Kingdom—0.9%
KAZ Minerals PLC	127,085	1,037,223
Mondi PLC	57,821	1,095,891
Unilever N.V.	12,385	700,294
Unilever PLC	8,370	477,540
		3,310,948
United States—0.1%
Micron Technology, Inc.*	8,245	415,053

Vietnam—0.4%
Hoa Phat Group JSC	847,006	1,116,188
Vincom Retail JSC*	243,220	265,436
		1,381,624
Zambia—1.1%
First Quantum Minerals Ltd.[1]	337,935	3,883,348

Total common stocks (cost—$282,297,577)		342,419,256

Preferred stocks—1.3%
Brazil—0.6%
Banco Bradesco SA	65,300	229,428
Banco do Estado do Rio Grande do Sul SA, Class B	97,100	203,069
Itau Unibanco Holding SA	75,000	306,904
Itausa SA	517,230	819,391
Petroleo Brasileiro SA	81,800	270,008

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Preferred stocks—(concluded)
Brazil—(concluded)
Telefonica Brasil SA	31,800	235,759
		2,064,559
South Korea—0.7%
Samsung Electronics Co. Ltd.	56,421	2,491,136
Total preferred stocks (cost—$5,308,682)		4,555,695

Exchange traded funds—0.4%
iShares MSCI Emerging Markets ETF (cost—$1,275,389)	31,530	1,409,706

	Number of warrants
Warrant—0.0%†
Thailand—0.0%†
Minor International PCL expires 07/23/31* (cost—$0)	44,324	8,817

	Number of shares
Short-term investments—1.1%
Investment companies—1.1%
State Street Institutional U.S. Government Money Market Fund, 0.03%[5] (cost—$3,850,474)	3,850,474	3,850,474
Investment of cash collateral from securities loaned—0.2%
Money market funds—0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%[5] (cost—$744,932)	744,932	744,932
Total investments (cost—$293,477,054)[6]—99.8%		352,988,880
Other assets in excess of liabilities—0.2%		725,428
Net assets—100.0%		$353,714,308

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2020 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Portfolio's  investments. In the event the Portfolio  holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	342,419,256	—	—	342,419,256
Preferred stocks	4,555,695	—	—	4,555,695
Exchange traded funds	1,409,706	—	—	1,409,706
Warrant	8,817	—	—	8,817
Short-term investments	—	3,850,474	—	3,850,474
Investment of cash collateral from securities loaned	—	744,932	—	744,932
Total	348,393,474	4,595,406	—	352,988,880

Liabilities

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes
*	Non-income producing security.
†	Amount represents less than 0.05% or (0.05)%.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $6,747,395, represented 1.8% of the Portfolio’s net assets at period end.
3	Security is traded on the Turquoise Exchange.
4	Security is traded on the over-the-counter ("OTC") market.
5	Rates shown reflect yield at October 31, 2020.
6	Includes $3,069,658 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $2,421,433 and cash collateral of $744,932.

PACE Global Real Estate Securities Investments

Industry diversification—(unaudited) As a percentage of net assets as of October 31, 2020

Common stocks
Apartments	11.8%
Diversified	17.2
Health care	7.8
Hotels	6.7
Hotels & motels	1.4
Manufactured homes	1.8
Office property	11.7
Real estate management/service	6.9
Real estate operations/development	9.2
Regional malls	1.4
Shopping centers	2.4
Single tenant	4.4
Storage	1.1
Telecom services	1.1
Warehouse/industrial	15.4
Total common stocks	100.3
Investment of cash collateral from securities loaned	2.4
Total investments	102.7
Liabilities in excess of other assets	(2.7)
Net assets	100.0%

PACE Global Real Estate Securities Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—100.3%
Australia—3.4%
Dexus	459,831	2,782,884

Canada—3.2%
Allied Properties REIT	57,000	1,382,324
InterRent REIT	144,956	1,235,983
		2,618,307
China—1.0%
GDS Holdings Ltd., ADR*	10,400	874,016

France—2.7%
Covivio	9,890	588,590
Gecina SA	6,963	864,468
Unibail-Rodamco-Westfield[1]	18,438	749,436
Unibail-Rodamco-Westfield[1]	24	976
		2,203,470
Germany—6.2%
Alstria Office REIT-AG	45,371	577,556
Deutsche Wohnen SE	37,035	1,868,945
Vonovia SE	41,398	2,643,101
		5,089,602
Hong Kong—6.7%
CK Asset Holdings Ltd.	224,022	1,037,393
Hang Lung Properties Ltd.	334,166	811,223
Sun Hung Kai Properties Ltd.	139,365	1,782,398
Swire Properties Ltd.	408,528	1,093,448
Wharf Real Estate Investment Co. Ltd.[1]	214,702	823,913
		5,548,375
Japan—11.7%
Daiwa Office Investment Corp.	242	1,310,607
GLP J-Reit	709	1,090,300
Invesco Office J-Reit, Inc.[1]	8,238	1,018,193
Japan Hotel REIT Investment Corp.	2,756	1,324,102
LaSalle Logiport REIT	764	1,186,555
MCUBS MidCity Investment Corp.	1,116	797,333
Mitsui Fudosan Co. Ltd.	120,791	2,047,315

PACE Global Real Estate Securities Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Nippon Building Fund, Inc.	170	857,348
		9,631,753
Singapore—3.1%
City Developments Ltd.	253,004	1,174,308
Keppel DC REIT	284,305	603,598
Keppel REIT	1,118,237	814,558
		2,592,464
Spain—0.9%
Merlin Properties Socimi SA	108,500	729,755

Sweden—1.4%
Hufvudstaden AB, Class A	90,949	1,188,682

United Kingdom—5.4%
Capital & Counties Properties PLC[1]	861,121	1,166,899
Derwent London PLC	45,058	1,551,544
Tritax Big Box REIT PLC	850,343	1,725,135
		4,443,578
United States—54.6%
American Homes 4 Rent, Class A	51,199	1,447,396
Apple Hospitality REIT, Inc.	118,201	1,170,190
Camden Property Trust	29,900	2,757,976
Cousins Properties, Inc.	76,399	1,946,647
CubeSmart	25,736	873,222
CyrusOne, Inc.	20,826	1,479,687
Digital Realty Trust, Inc.	13,500	1,948,050
EastGroup Properties, Inc.	9,201	1,224,469
Essential Properties Realty Trust, Inc.	48,100	794,612
Essex Property Trust, Inc.	11,342	2,320,460
Four Corners Property Trust, Inc.	34,563	875,826
Highwoods Properties, Inc.	25,700	765,089
Host Hotels & Resorts, Inc.	196,692	2,061,332
Hudson Pacific Properties, Inc.	61,000	1,174,860
Mid-America Apartment Communities, Inc.	16,976	1,979,911
National Retail Properties, Inc.	36,482	1,167,789
Pebblebrook Hotel Trust	79,012	946,564
Physicians Realty Trust	47,170	795,286
Prologis, Inc.	64,181	6,366,755

PACE Global Real Estate Securities Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Realty Income Corp.	14,400	833,184
Regency Centers Corp.	34,200	1,217,178
Rexford Industrial Realty, Inc.	18,031	837,720
Simon Property Group, Inc.	18,735	1,176,745
Sun Communities, Inc.	10,865	1,495,350
Ventas, Inc.	50,119	1,978,197
VICI Properties, Inc.	75,936	1,742,731
Welltower, Inc.	67,493	3,629,099
		45,006,325
Total common stocks (cost—$90,801,803)		82,709,211

Investment of cash collateral from securities loaned—2.4%
Money market funds—2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%[2] (cost—$1,981,502)	1,981,502	1,981,502
Total investments (cost—$92,783,305)[3]—102.7%		84,690,713
Liabilities in excess of other assets—(2.7)%		(2,250,183)
Net assets—100.0%		$82,440,530

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Global Real Estate Securities Investments

Portfolio of investments – October 31, 2020 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Portfolio's  investments. In the event the Portfolio  holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	81,959,775	749,436	—	82,709,211
Investment of cash collateral from securities loaned	—	1,981,502	—	1,981,502
Total	81,959,775	2,730,938	—	84,690,713

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rates shown reflect yield at October 31, 2020.
3	Includes $3,212,813 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $1,466,648 and cash collateral of $1,981,502.

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2020

Common stocks
Aerospace & defense	0.6%
Air freight & logistics	0.4
Airlines	0.9
Auto components	0.5
Automobiles	0.6
Banks	0.9
Beverages	0.3
Biotechnology	1.0
Building products	1.2
Capital markets	0.6
Chemicals	0.6
Commercial services & supplies	0.9
Communications equipment	0.4
Construction & engineering	0.6
Construction materials	0.0	†
Consumer finance	0.9
Containers & packaging	0.0	†
Distributors	0.0	†
Diversified consumer services	0.1
Diversified financial services	0.5
Diversified telecommunication services	0.4
Electrical equipment	0.6
Electronic equipment, instruments & components	0.8
Energy equipment & services	0.1
Entertainment	1.0
Equity real estate investment trusts	1.5
Food & staples retailing	0.8
Food products	0.5
Gas utilities	0.1
Health care equipment & supplies	2.0
Health care providers & services	0.9
Health care technology	0.4
Hotels, restaurants & leisure	2.8
Household durables	0.3
Household products	0.4
Independent power and renewable electricity producers	0.8
Industrial conglomerates	0.2
Insurance	0.5
Interactive media & services	1.0
Internet & direct marketing retail	1.8
IT services	0.7

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2020

Leisure products	0.3
Life sciences tools & services	0.6
Machinery	0.9
Media	1.0
Metals & mining	1.9
Multi-utilities	0.4
Oil, gas & consumable fuels	1.0
Paper & forest products	0.0	†
Personal products	0.2
Pharmaceuticals	0.8
Professional services	0.7
Real estate management & development	0.4
Road & rail	1.5
Semiconductors & semiconductor equipment	1.9
Software	2.6
Specialty retail	1.9
Technology hardware, storage & peripherals	1.3
Textiles, apparel & luxury goods	0.9
Thrifts & mortgage finance	0.2
Tobacco	0.1
Trading companies & distributors	0.6
Wireless telecommunication services	0.7
Total common stock	48.5%
Preferred stocks
Aerospace & defense	0.0	†
Automobiles	0.1
Chemicals	0.1
Health care equipment & supplies	0.0	†
Household products	0.0	†
Total preferred stocks	0.2%
Investment companies	6.3
Warrant	0.0	†
Corporate bonds
Airlines	0.2
Entertainment	0.4
Healthcare-products	0.3
Healthcare-services	0.4
Internet	3.2
Iron & steel	1.2
Leisure Time	1.8
Media	1.0
Retail	1.8

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2020

Software	2.2
Total corporate bonds	12.5
Short-term investments	24.1
Short-term U.S. Treasury obligations	5.8
Equity and foreign exchange options purchased
Call options	0.2
Put options	0.3
Total equity and foreign exchange options purchased	0.5
Investments sold short
Common stocks
Aerospace & defense	(0.5)
Airlines	(0.2)
Automobiles	(0.3)
Banks	(0.1)
Biotechnology	(0.3)
Building products	(0.3)
Capital markets	(0.5)
Chemicals	(0.2)
Commercial services & supplies	(0.1)
Communications equipment	(0.1)
Containers & packaging	(0.1)
Distributors	(0.1)
Diversified financial services	(0.2)
Electric utilities	(0.8)
Entertainment	(0.7)
Equity real estate investment trusts	(0.9)
Food & staples retailing	(0.2)
Food products	(0.2)
Health care equipment & supplies	(0.4)
Health care providers & services	(0.4)
Hotels, restaurants & leisure	(3.2)
Household durables	(0.3)
Household products	(0.1)
Independent power and renewable electricity producers	(0.1)
Industrial conglomerates	(0.1)
Interactive media & services	(2.1)
Internet & direct marketing retail	(0.9)
Leisure products	(0.2)
Machinery	(0.2)
Media	(0.6)
Metals & mining	(1.6)
Multiline retail	(0.2)

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2020

Oil, gas & consumable fuels	(1.2)
Paper & forest products	(0.2)
Pharmaceuticals	(0.2)
Real estate management & development	(0.1)
Road & rail	(0.1)
Software	(2.0)
Specialty retail	(1.4)
Trading companies & distributors	(0.2)
Corporate bonds
Iron & steel	(0.6)
Leisure time	(1.0)
Retail	(0.2)
Investment companies	(4.8)
Rights	(0.1)
Warrants	(0.0)†
Other assets in excess of liabilities	30.4
Net assets	100.0%

†	Amount represents less than 0.05% or (0.05)%.

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—48.5%
Australia—0.8%
Aristocrat Leisure Ltd.	996	20,044
BHP Group PLC	17,886	345,299
Crown Resorts Ltd.	761	4,429
Fortescue Metals Group Ltd.	94,585	1,154,824
Glencore PLC*	118,138	238,601
Kogan.com Ltd.	33,321	482,245
Magellan Financial Group Ltd.	9,632	373,045
Rio Tinto Ltd.	9,146	594,207
Silver Lake Resources Ltd.*	251,947	373,668
Tabcorp Holdings Ltd.	3,931	9,091
		3,595,453
Belgium—0.1%
UCB SA	1,734	171,052
Umicore SA	5,725	220,298
		391,350
Canada—7.3%
Advantage Oil & Gas Ltd.*,1	385,780	637,031
Air Canada*,1	39,540	437,157
Alaris Equity Partners Income[1]	36,510	336,244
Algonquin Power & Utilities Corp.[1]	108,440	1,642,866
ARC Resources Ltd.[1]	101,270	498,635
ATS Automation Tooling Systems, Inc.*,1	29,560	366,089
AutoCanada, Inc.[1]	24,010	362,772
B2Gold Corp.	133,300	857,450
Badger Daylighting Ltd.[1]	30,910	896,931
Bank of Montreal[1]	5,620	334,635
Battle North Gold Corp.*,1	172,080	235,071
BBTV Holdings, Inc.*,1	45,310	416,949
Birchcliff Energy Ltd.[1]	359,500	512,685
Boyd Group Services, Inc.[1]	5,660	811,891
CAE, Inc.[1]	11,260	192,442
Canadian Pacific Railway Ltd.[1]	3,907	1,168,701
Cargojet, Inc.[1]	2,830	464,806
Chorus Aviation, Inc.[1]	83,730	184,139
Converge Technology Solution*,1	182,940	385,845
Element Fleet Management Corp.[1]	115,510	1,088,081
Equitable Group, Inc.[1]	7,020	448,294
ERO Copper Corp.*,1	22,450	294,042
European Residential Real Estate Investment Trust[1]	381,600	1,162,873
GDI Integrated Facility Services, Inc.*,1	13,380	368,771

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(concluded)
Gildan Activewear, Inc.[1]	56,340	1,170,182
Guru Beverage Co.	17,100	69,950
Hardwoods Distribution, Inc.[1]	78,480	1,408,434
Home Capital Group, Inc.*,1	6,180	112,857
K-Bro Linen, Inc.[1]	33,960	713,713
Kinaxis, Inc.*,1	3,950	602,981
Kinross Gold Corp.	114,900	914,163
Kirkland Lake Gold Ltd.	700	31,892
Kontrol Energy Corp.*,1	65,300	210,756
Liberty Gold Corp.*,1	142,010	189,730
Magna International, Inc.[1]	14,130	722,184
Major Drilling Group International, Inc.*,1	84,490	413,476
Martinrea International, Inc.[1]	65,420	492,504
Northland Power, Inc.[1]	26,490	856,755
Novagold Resources, Inc.*	3,109	32,209
Osisko Mining, Inc.*,1	65,050	179,189
Pan American Silver Corp.	22,800	724,575
Profound Medical Corp.*,1	13,880	236,386
Quisitive Technology Solutions, Inc.*,1	720,030	367,500
Recipe Unlimited Corp.[1]	33,780	285,747
Restaurant Brands International, Inc.	511	26,553
Richelieu Hardware Ltd.[1]	37,790	1,016,016
Sangoma Technologies Corp.*,1	511,060	1,028,027
SSR Mining, Inc.*	32,700	605,256
Summit Industrial Income REIT[1]	40,650	410,985
Suncor Energy, Inc.[1]	49,000	553,210
TECSYS, Inc.[1]	11,220	340,314
TFI International, Inc.[1]	15,890	708,058
Tourmaline Oil Corp.[1]	42,720	553,439
TransAlta Corp.[1]	309,304	1,834,173
Tricon Residential, Inc.[1]	99,230	814,814
Troilus Gold Corp.*,1	187,530	173,131
Well Health Technologies Corp.*,1	40,160	221,554
Westaim Corp./The*,1	184,515	324,075
		32,449,188
China—0.1%
Air China Ltd., Class H	36,590	23,599
China Southern Airlines Co. Ltd., Class H*	44,000	22,986
NetEase, Inc., ADR	1,760	152,750
Prosus N.V.*	2,142	213,994

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
China—(concluded)
Yum China Holdings, Inc.	688	36,622
		449,951
Denmark—0.2%
Coloplast A/S, Class B	6,011	877,200

Finland—0.2%
Elisa Oyj	3,255	160,129
Kone Oyj, Class B	6,143	488,935
Orion Oyj, Class B	4,248	181,818
UPM-Kymmene Oyj	6,361	179,726
		1,010,608
France—2.1%
Accor SA*	334	8,503
Air Liquide SA	1,221	178,466
Airbus SE*,5	10,347	754,249
AXA SA	5,862	94,215
BioMerieux	1,293	192,453
Bouygues SA	10,748	352,372
Capgemini SE	914	105,534
Carrefour SA	25,431	395,699
Cie de Saint-Gobain*	4,060	158,404
Cie Generale des Etablissements Michelin SCA	2,377	256,462
Danone SA	3,021	166,773
Dassault Systemes SE	1,052	179,555
EssilorLuxottica SA*	1,564	193,445
ICADE	2,129	107,612
Kering SA	292	176,330
Klepierre SA	38,318	485,319
L'Oreal SA	606	195,995
La Francaise des Jeux SAEM[2]	146	5,472
Legrand SA	2,523	186,530
LVMH Moet Hennessy Louis Vuitton SE	425	199,129
Pernod Ricard SA	1,228	197,938
Peugeot SA*	82,942	1,490,513
Remy Cointreau SA	1,101	185,931
Safran SA*	2,137	225,291
Sanofi	1,959	176,523
Sartorius Stedim Biotech	3,721	1,411,041
Schneider Electric SE	2,942	357,031
Societe Generale SA*	38,469	521,506

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Sodexho SA	163	10,460
Teleperformance	659	197,786
TOTAL SE	11,317	340,317
		9,506,854
Germany—0.9%
Beiersdorf AG	1,765	184,799
Carl Zeiss Meditec AG	1,655	213,759
Delivery Hero SE*,2	1,772	203,858
Deutsche Lufthansa AG*	7,515	64,522
HelloFresh SE*	7,370	394,153
Infineon Technologies AG	15,268	424,987
Knorr-Bremse AG	9,433	1,092,352
Nemetschek SE	14,849	1,073,951
SAP SE	1,253	133,512
Scout24 AG2	2,233	179,836
Symrise AG	1,415	174,439
		4,140,168
Ghana—0.0%†
Kosmos Energy Ltd.	44,439	44,186

Hong Kong—0.2%
Melco Crown Entertainment Ltd., ADR	427	6,883
WH Group Ltd.[2]	1,197,500	940,700
		947,583
India—0.0%†
Reliance Industries Ltd.	5,463	151,452

Ireland—0.2%
Flutter Entertainment PLC*	1,571	273,626
Kerry Group PLC, Class A	1,484	177,501
Kingspan Group PLC*	2,930	255,420
Ryanair Holdings PLC*	7,750	106,733
		813,280
Italy—0.5%
DiaSorin SpA	5,070	1,113,050
Ferrari N.V.	1,064	189,782
Infrastrutture Wireless Italiane SpA[2]	18,224	196,964

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Italy—(concluded)
UniCredit SpA*	63,213	471,248
		1,971,044
Japan—2.4%
ANA Holdings, Inc.*	5,400	117,083
Cybozu, Inc.	4,800	138,459
Daikin Industries Ltd.	1,600	297,703
Daito Trust Construction Co. Ltd.	10,800	978,958
Electric Power Development Co. Ltd.	25,900	348,813
Japan Airlines Co. Ltd.*	8,200	142,312
Kobe Bussan Co. Ltd.	50,200	1,412,092
Lasertec Corp.	100	8,635
M3, Inc.	24,600	1,651,122
McDonald's Holdings Co. Japan Ltd.	100	4,728
Murata Manufacturing Co. Ltd.	8,100	562,230
Nintendo Co. Ltd.	3,200	1,741,592
Oriental Land Co. Ltd.	400	55,724
SoftBank Corp.	185,400	2,147,166
Toyota Motor Corp.	4,000	259,917
Uchida Yoko Co. Ltd.	6,900	338,755
ZOZO, Inc.	17,700	448,185
		10,653,474
Jordan—0.1%
Hikma Pharmaceuticals PLC	18,557	603,419

Luxembourg—0.1%
ArcelorMittal SA*	33,917	460,271

Macau—0.0%†
Galaxy Entertainment Group Ltd.	4,212	27,763
Sands China Ltd.	5,055	17,703
SJM Holdings Ltd.	4,452	4,611
Wynn Macau Ltd.*	3,302	4,558
		54,635
Netherlands—0.7%
Adyen N.V.*,2	627	1,057,016
Akzo Nobel N.V.	1,975	190,225
Argenx SE*	804	200,760
ASML Holding N.V.	542	196,947
Heineken N.V.	2,194	194,709

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Netherlands—(concluded)
Just Eat Takeaway.com N.V.*,2	1,752	194,905
Koninklijke DSM N.V.	1,228	196,580
Koninklijke Philips N.V.*	4,320	200,623
Koninklijke Vopak N.V.	3,335	173,348
Signify N.V.*,2	2,995	106,702
Wolters Kluwer N.V.	2,314	187,518
		2,899,333
New Zealand—0.2%
a2 Milk Co. Ltd.*	51,500	498,518
Fisher & Paykel Healthcare Corp. Ltd.	8,193	189,603
		688,121
Peru—0.0%†
Credicorp Ltd.	1,325	151,951

Singapore—0.0%†
Genting Singapore Ltd.	11,200	5,288
Singapore Airlines Ltd.	9,400	23,329
		28,617
South Africa—0.1%
Anglo American PLC	20,423	479,207

South Korea—0.3%
LG Chem Ltd.	433	233,157
Samsung Electronics Co. Ltd.	11,395	568,394
SK Hynix, Inc.	8,145	573,531
		1,375,082
Spain—0.2%
Banco Santander SA*	282,153	562,185
Pharma Mar SA	1,777	238,209
		800,394
Sweden—0.4%
Assa Abloy AB, Class B	20,034	430,021
Evolution Gaming Group AB2	10,410	773,286
Swedish Match AB	3,961	298,508

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Sweden—(concluded)
Telefonaktiebolaget LM Ericsson, B Shares	24,726	275,870
		1,777,685
Switzerland—0.8%
Alcon, Inc.*	32,752	1,861,624
Logitech International SA	12,965	1,091,551
Partners Group Holding AG	221	199,224
Schindler Holding AG	1,148	293,589
		3,445,988
Taiwan—0.1%
Win Semiconductors Corp.	34,000	369,675

United Kingdom—1.1%
Auto Trader Group PLC[2]	141,697	1,062,861
boohoo Group PLC*	101,032	355,489
BP PLC	130,816	333,182
Compass Group PLC	3,368	46,032
easyJet PLC	5,407	35,430
Experian PLC	11,263	411,035
GVC Holdings PLC*	6,065	75,916
InterContinental Hotels Group PLC*	289	14,662
ITV PLC*	601,641	562,278
Johnson Matthey PLC	13,797	384,112
Linde PLC*	1,141	250,093
Persimmon PLC	5,277	159,697
Standard Chartered PLC*	22,385	102,021
Unilever N.V.	3,284	185,690
Vodafone Group PLC	479,780	640,201
		4,618,699
United States—29.4%
1-800-Flowers.com, Inc., Class A*,1	14,801	293,504
10X Genomics, Inc., Class A*	287	39,290
3M Co.	831	132,927
A.O. Smith Corp.	669	34,581
AAON, Inc.	619	36,156
Abbott Laboratories	10,409	1,094,090
ABIOMED, Inc.*	131	32,996
Acacia Communications, Inc.*	521	35,293
ACADIA Pharmaceuticals, Inc.*	860	39,947
Acceleron Pharma, Inc.*	322	33,675

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Acuity Brands, Inc.	2,456	218,928
Adobe, Inc.*,1	2,476	1,107,020
AeroVironment, Inc.*	558	42,609
Agilent Technologies, Inc.	357	36,446
Agios Pharmaceuticals, Inc.*	963	38,587
Akamai Technologies, Inc.*	313	29,773
Alarm.com Holdings, Inc.*	634	36,981
Albemarle Corp.	2,988	278,511
Alexandria Real Estate Equities, Inc.	1,344	203,643
Alexion Pharmaceuticals, Inc.*	308	35,463
Allakos, Inc.*	445	42,333
Allegion PLC	4,721	465,018
Allogene Therapeutics, Inc.*	980	33,242
Ally Financial, Inc.	51,163	1,365,029
Alnylam Pharmaceuticals, Inc.*	264	32,464
Altice USA, Inc., Class A*	10,151	273,569
Amazon.com, Inc.*,1	779	2,365,161
Ambarella, Inc.*	697	38,105
Amdocs Ltd.	608	34,279
Amedisys, Inc.*	151	39,109
American Eagle Outfitters, Inc.[1]	26,000	356,460
American Homes 4 Rent, Class A1	25,410	718,341
AMETEK, Inc.	363	35,647
Amphenol Corp., Class A	337	38,027
Analog Devices, Inc.	2,745	325,365
ANSYS, Inc.*	112	34,089
Anterix, Inc.*	970	30,962
Aon PLC, Class A	1,468	270,127
Apache Corp.	54,917	455,811
Appfolio, Inc., Class A*	247	35,289
Apple, Inc.[1]	17,979	1,957,194
AptarGroup, Inc.	308	35,140
Aptiv PLC	3,039	293,233
Aramark	382	10,597
Arch Capital Group Ltd.*	7,751	234,158
Arena Pharmaceuticals, Inc.*	478	40,974
Arista Networks, Inc.*	176	36,766
Arrow Electronics, Inc.*,1	13,030	1,014,907
Arthur J. Gallagher & Co.	4,268	442,634
Aspen Technology, Inc.*	270	29,649
AtriCure, Inc.*	903	31,208

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Atrion Corp.	55	33,063
Autodesk, Inc.*	530	124,836
Avalara, Inc.*	283	42,181
Axonics Modulation Technologies, Inc.*	802	37,606
AZEK Co., Inc./The*	7,952	265,915
Badger Meter, Inc.	550	40,337
Balchem Corp.	369	36,882
Bandwidth, Inc., Class A*	208	33,354
BellRing Brands, Inc., Class A*	1,842	33,690
Berkshire Hathaway, Inc., Class B*	3,369	680,201
Best Buy Co., Inc.[1]	10,668	1,190,015
Bio-Rad Laboratories, Inc., Class A*	68	39,877
Bio-Techne Corp.	145	36,599
BJ's Wholesale Club Holdings, Inc.*	6,980	267,264
Black Knight, Inc.*	410	36,059
Blackline, Inc.*	405	39,560
Bloomin' Brands, Inc.	31,113	434,960
Booking Holdings, Inc.*,1	280	454,300
Booz Allen Hamilton Holding Corp.	403	31,635
BorgWarner, Inc.	12,717	444,841
Boston Beer Co., Inc./The, Class A*	39	40,528
Boston Scientific Corp.*	14,785	506,682
Brady Corp., Class A	897	33,835
Broadcom, Inc.	1,065	372,356
Broadridge Financial Solutions, Inc.	267	36,739
Brookfield Property Partners Ltd.*,1	11,240	156,124
Brown & Brown, Inc.	2,341	101,857
Brown-Forman Corp., Class A	514	32,253
Brown-Forman Corp., Class B	463	32,276
BRP, Inc.[1]	5,380	290,584
Brunswick Corp.	5,012	319,315
Burlington Stores, Inc.*	1,095	211,970
C.H. Robinson Worldwide, Inc.	344	30,420
Cable One, Inc.	20	34,637
Cadence Design Systems, Inc.*	343	37,514
Cal-Maine Foods, Inc.*	912	34,975
Calavo Growers, Inc.	525	35,243
Capital One Financial Corp.	18,785	1,372,808
Cardiovascular Systems, Inc.*	1,002	35,721
Cargurus, Inc.*	1,492	29,736
Carnival Corp.[1]	12,112	166,056

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Carnival PLC	33,150	364,438
Carrier Global Corp. [1]	43,221	1,443,149
CDW Corp. [1]	7,950	974,670
Cerner Corp.	514	36,026
Charter Communications, Inc., Class A *	1,776	1,072,384
Chegg, Inc. *	515	37,822
Chemed Corp.	73	34,917
ChemoCentryx, Inc. *	667	32,016
Chipotle Mexican Grill, Inc. *	73	87,708
Church & Dwight Co., Inc.	385	34,030
Cigna Corp. [1]	7,433	1,241,088
Cintas Corp. [1]	1,789	562,730
Citrix Systems, Inc. [1]	9,310	1,054,544
Clorox Co./The [1]	7,355	1,524,324
Cloudflare, Inc., Class A *	884	45,941
Co-Diagnostics, Inc. *,1	19,600	262,836
Codexis, Inc. *	2,945	39,198
Cognex Corp.	567	37,365
Columbia Sportswear Co.	395	29,463
Comcast Corp., Class A	51,110	2,158,886
Comerica, Inc. [1]	8,430	383,649
ConocoPhillips	3,298	94,389
Constellation Brands, Inc., Class A	4,477	739,735
Cooper Cos., Inc./The	104	33,181
Copart, Inc. *	2,558	282,301
Corcept Therapeutics, Inc. *	1,978	33,191
CoStar Group, Inc. *	42	34,592
Covetrus, Inc. *	9,795	241,839
Crowdstrike Holdings, Inc., Class A *	247	30,588
CryoPort, Inc. *	771	30,948
CSW Industrials, Inc.	472	40,370
D.R. Horton, Inc.	3,803	254,078
Danaher Corp. [1]	3,132	718,919
Darden Restaurants, Inc.	215	19,763
Datadog, Inc., Class A *	377	34,213
Dave & Buster's Entertainment, Inc. [1]	4,220	72,415
Deciphera Pharmaceuticals, Inc. *	678	39,371
Deckers Outdoor Corp. *	165	41,806
Delta Air Lines, Inc.	10,919	334,558
Discover Financial Services	21,512	1,398,495
DocuSign, Inc. *	166	33,573

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Dolby Laboratories, Inc., Class A	535	40,168
Domino's Pizza, Inc. [1]	2,611	987,793
Donaldson Co., Inc.	755	35,862
Dorman Products, Inc. *	423	37,761
Dropbox, Inc., Class A *	6,808	124,314
DSP Group, Inc. *	2,722	35,849
Eagle Pharmaceuticals, Inc. *	886	41,217
eBay, Inc. [1]	18,898	900,112
Eidos Therapeutics, Inc. *	780	55,318
Electronic Arts, Inc. *	3,245	388,848
Eli Lilly and Co.	7,126	929,658
Enanta Pharmaceuticals, Inc. *	791	34,511
Encore Wire Corp.	768	35,489
EPAM Systems, Inc. *	110	33,984
Equifax, Inc.	2,536	346,418
Exelixis, Inc. *	1,376	28,180
Expeditors International of Washington, Inc. [1]	14,116	1,247,431
Exponent, Inc.	478	33,264
F5 Networks, Inc. *	293	38,951
Facebook, Inc., Class A *,1	6,937	1,825,194
Fair Isaac Corp. *	82	32,099
Fastenal Co.	787	34,022
Fastly, Inc., Class A *	374	23,753
Fitbit, Inc., Class A *	5,491	38,657
Five Below, Inc. *,1	6,510	868,043
Five9, Inc. *	278	42,178
Flowers Foods, Inc.	1,497	35,299
Fortinet, Inc. *,1	7,704	850,290
Freshpet, Inc. *	329	37,670
Garmin Ltd.	2,092	217,610
Generac Holdings, Inc. *,1	3,640	764,946
General Mills, Inc.	2,214	130,892
Gentex Corp.	1,392	38,517
Global Blood Therapeutics, Inc. *	658	34,795
Globus Medical, Inc., Class A *	701	36,536
Graco, Inc. [1]	10,584	655,150
Grand Canyon Education, Inc. *	420	32,915
Guardant Health, Inc. *	327	34,878
Guidewire Software, Inc. *	331	31,812
Haemonetics Corp. *	417	42,155
Halozyme Therapeutics, Inc. *	1,325	37,100

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Hamilton Thorne Ltd. *,1	123,470	116,770
Hasbro, Inc.	4,044	334,520
HCA Healthcare, Inc.	4,728	585,988
Heartland Express, Inc.	1,909	34,954
HEICO Corp.	328	34,456
HEICO Corp., Class A	2,416	225,896
Helmerich & Payne, Inc.	30,986	460,762
Hershey Co./The	256	35,190
Hilton Worldwide Holdings, Inc.	491	43,115
HMS Holdings Corp. *	1,460	38,865
Hormel Foods Corp.	724	35,252
Hubbell, Inc.	1,070	155,696
Humana, Inc. [1]	3,327	1,328,405
ICU Medical, Inc. *	186	33,069
IDEX Corp.	195	33,226
IDEXX Laboratories, Inc. *	96	40,783
IHS Markit Ltd.	448	36,230
Immunovant, Inc. *	986	43,009
Incyte Corp. *	406	35,176
Inspire Medical Systems, Inc. *	275	32,843
Insulet Corp. *	153	34,004
Intuit, Inc. [1]	4,177	1,314,418
Ionis Pharmaceuticals, Inc. *	694	32,583
IQVIA Holdings, Inc. *	1,226	188,792
iRhythm Technologies, Inc. *	159	33,621
J & J Snack Foods Corp.	281	38,095
J.B. Hunt Transport Services, Inc. [1]	9,777	1,190,252
Jack Henry & Associates, Inc.	216	32,022
Jack in the Box, Inc.	2,174	174,050
JetBlue Airways Corp. *	3,961	47,413
John B Sanfilippo & Son, Inc.	475	34,561
Johnson Controls International PLC	3,023	127,601
JPMorgan Chase & Co.	10,952	1,073,734
K12, Inc. *,1	10,827	258,440
Karuna Therapeutics, Inc. *	443	35,967
KeyCorp	27,460	356,431
Keysight Technologies, Inc. *	5,468	573,429
Kimco Realty Corp.	132,489	1,359,337
Knight-Swift Transportation Holdings, Inc. [1]	21,561	819,102
Kodiak Sciences, Inc. *	675	61,297
Kroger Co./The [1]	37,099	1,194,959

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Krystal Biotech, Inc. *	814	34,994
Kura Oncology, Inc. *	1,209	37,781
Lam Research Corp. [1]	3,140	1,074,131
Lancaster Colony Corp.	199	33,062
Landstar System, Inc.	278	34,667
Las Vegas Sands Corp. [1]	15,750	756,945
LeMaitre Vascular, Inc.	1,085	35,241
Lennox International, Inc.	613	166,528
Leslie's, Inc. *	41	901
LHC Group, Inc. *	173	37,463
Liberty Broadband Corp., Class A *	246	34,575
Liberty Broadband Corp., Class C *	245	34,719
Lincoln Electric Holdings, Inc.	397	40,423
Live Nation Entertainment, Inc. *	1,006	49,093
LiveRamp Holdings, Inc. *	676	44,677
Livongo Health, Inc. *,5	255	35,641
Lowe's Cos., Inc. [1]	11,310	1,788,111
Lululemon Athletica, Inc. *,1	7,316	2,335,926
Lumentum Holdings, Inc. *	5,007	414,029
Luminex Corp.	1,429	31,495
Madrigal Pharmaceuticals, Inc. *	284	36,139
Magnite, Inc. *	41,328	373,192
Manhattan Associates, Inc. *	365	31,207
Marriott International, Inc., Class A	497	46,161
Marriott Vacations Worldwide Corp. [1]	1,130	109,158
Marsh & McLennan Cos., Inc.	2,610	270,031
Masco Corp. [1]	22,038	1,181,237
Masimo Corp. *	160	35,811
Maxim Integrated Products, Inc.	535	37,263
MAXIMUS, Inc.	514	34,736
McCormick & Co., Inc.\MD	183	33,033
McDonald's Corp.	1,297	276,261
Medifast, Inc. [1]	1,967	276,344
Medtronic PLC	3,480	349,984
Merck & Co., Inc.	2,698	202,917
Mercury Systems, Inc. *	459	31,616
Mesa Laboratories, Inc.	150	39,211
Mettler-Toledo International, Inc. *	36	35,925
MGM Resorts International [1]	12,122	249,350
Micron Technology, Inc. *	11,378	572,769
Microsoft Corp. [1]	4,144	839,036

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Mirati Therapeutics, Inc. *	215	46,685
Mitek Systems, Inc. *	2,813	35,022
Monolithic Power Systems, Inc.	136	43,466
Morgan Stanley	23,721	1,142,166
MSC Industrial Direct Co., Inc., Class A	566	39,428
Mylan N.V. *	30,210	439,253
MyoKardia, Inc. *	266	59,459
National Beverage Corp. *	485	37,971
National Instruments Corp.	1,012	31,655
National Presto Industries, Inc.	423	35,147
Neogen Corp. *	449	31,313
NetApp, Inc. [1]	21,249	932,619
Neurocrine Biosciences, Inc. *,1	9,755	962,526
Nevro Corp. *	244	36,407
New York Times Co./The, Class A	826	32,759
NewMarket Corp.	100	35,769
NIC, Inc.	1,738	38,966
Nielsen Holdings PLC	95,318	1,287,746
NMI Holdings, Inc., Class A *	7,488	160,917
Nordson Corp.	189	36,558
NortonLifeLock, Inc. [1]	46,241	951,177
Norwegian Cruise Line Holdings Ltd. *,1	52,235	868,668
Novocure Ltd. *	338	41,270
NVIDIA Corp. [1]	2,358	1,182,207
NVR, Inc. *,1	194	766,899
Okta, Inc. *	166	34,832
Old Dominion Freight Line, Inc. [1]	6,817	1,297,752
Old Republic International Corp.	28,364	461,766
OrthoPediatrics Corp. *	825	36,795
Otis Worldwide Corp.	7,875	482,580
Park Hotels & Resorts, Inc.	44,867	445,529
PayPal Holdings, Inc. *	2,897	539,219
Pegasystems, Inc.	292	33,837
Penumbra, Inc. *	173	45,158
Perdoceo Education Corp. *,1	27,729	313,060
PerkinElmer, Inc.	294	38,088
Pershing Square Tontine Holdings Ltd., Class A *	19,561	435,037
PetMed Express, Inc. [1]	11,163	330,202
Pfizer, Inc.	26,050	924,254
Pinterest, Inc., Class A *	14,893	877,942
Pool Corp.	114	39,881

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Power Integrations, Inc.	669	40,280
Proto Labs, Inc. *	263	31,055
PTC, Inc. *	4,708	394,907
QIAGEN N.V. *	4,585	217,679
Qorvo, Inc. *	3,200	407,552
QUALCOMM, Inc.	11,484	1,416,666
Qualys, Inc. *	363	31,890
Quanta Services, Inc. [1]	21,130	1,319,146
Raven Industries, Inc.	1,612	35,335
Raytheon Technologies Corp.	18,898	1,026,539
Red Rock Resorts, Inc., Class A	38,473	735,604
Regency Centers Corp.	38,804	1,381,034
Regeneron Pharmaceuticals, Inc. *,1	1,494	812,079
Relmada Therapeutics, Inc. *	939	29,043
Repligen Corp. *	245	40,810
Republic Services, Inc.	371	32,711
ResMed, Inc.	205	39,348
Revolve Group, Inc. *,1	15,836	286,315
Rexford Industrial Realty, Inc.	4,861	225,842
RH *	1,307	438,146
Rhythm Pharmaceuticals, Inc. *	1,350	28,579
RingCentral, Inc., Class A *	131	33,843
Robert Half International, Inc.	670	33,962
Rockwell Automation, Inc. [1]	3,303	783,207
Rollins, Inc.	666	38,528
Roper Technologies, Inc.	1,573	584,118
Royal Caribbean Cruises Ltd. [1]	61,243	3,455,330
Royal Gold, Inc.	286	33,980
Sanderson Farms, Inc.	302	38,647
Sarepta Therapeutics, Inc. *	241	32,754
Schneider National, Inc., Class B	1,407	31,038
Seagate Technology PLC [1]	22,188	1,061,030
Seagen, Inc. *	194	32,359
SeaWorld Entertainment, Inc. *,1	3,380	74,428
Seritage Growth Properties, Class A *	27,144	345,543
Sherwin-Williams Co./The	708	487,090
Shockwave Medical, Inc. *	502	34,297
Signet Jewelers Ltd.	19,253	428,957
Silk Road Medical, Inc. *	509	30,845
Simpson Manufacturing Co., Inc.	371	32,915
Simulations Plus, Inc.	547	35,457

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Six Flags Entertainment Corp. [1]	4,230	91,453
SkyWest, Inc.	15,118	438,876
Skyworks Solutions, Inc.	2,640	373,006
Smartsheet, Inc., Class A *	730	36,390
Smith & Wesson Brands, Inc. [1]	1,206	20,008
Southwest Airlines Co. [1]	22,500	889,425
Spirit Airlines, Inc. *	51,491	904,697
Spotify Technology SA *	146	35,024
SPS Commerce, Inc. *	476	40,741
Staar Surgical Co. *	637	46,182
Starbucks Corp.	2,038	177,224
STERIS PLC	208	36,856
Stoke Therapeutics, Inc. *	1,029	39,503
Synopsys, Inc. *	172	36,784
T-Mobile U.S., Inc. *	4,188	458,879
Tactile Systems Technology, Inc. *	1,079	39,470
Take-Two Interactive Software, Inc. *	9,505	1,472,515
Tandem Diabetes Care, Inc. *	325	35,425
TechTarget, Inc. *	855	37,449
Teladoc Health, Inc. *	164	32,219
Teledyne Technologies, Inc. *	111	34,316
Teleflex, Inc.	106	33,732
Teradyne, Inc. [1]	11,709	1,028,636
Tesla, Inc. *,1	2,165	840,107
Thermo Fisher Scientific, Inc.	561	265,420
Tiffany & Co.	303	39,645
Tootsie Roll Industries, Inc.	1,189	35,527
Toro Co./The	3,616	296,874
Tractor Supply Co. [1]	3,328	443,323
Tradeweb Markets, Inc., Class A	3,495	190,408
Trane Technologies PLC	2,962	393,205
TransUnion	4,564	363,568
Trex Co., Inc. *	517	35,952
Turning Point Therapeutics, Inc. *	415	38,259
Twilio, Inc., Class A *	149	41,567
Tyler Technologies, Inc. *	102	39,207
UGI Corp.	14,013	453,180
Ulta Beauty, Inc. *	6,791	1,404,175
UniFirst Corp.	2,971	486,679
Union Pacific Corp.	3,572	632,923
United Natural Foods, Inc. *,1	22,611	329,442

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
United Therapeutics Corp. *	345	46,309
Universal Display Corp.	205	40,654
Universal Logistics Holdings, Inc. [1]	27,570	543,956
Vail Resorts, Inc.	70	16,243
Valvoline, Inc.	6,853	134,798
Varian Medical Systems, Inc. *	204	35,251
Varonis Systems, Inc. *	3,211	371,095
Veeva Systems, Inc., Class A *	129	34,836
Veracyte, Inc. *	1,117	38,715
VeriSign, Inc. *	172	32,800
Verisk Analytics, Inc.	195	34,704
Verizon Communications, Inc.	15,876	904,773
Verra Mobility Corp. *	27,004	259,508
Vertex Pharmaceuticals, Inc. *,1	5,163	1,075,763
Vicor Corp. *	454	35,412
Viking Therapeutics, Inc. *	5,285	29,755
VirnetX Holding Corp. [1]	21,517	119,204
Visa, Inc., A Shares	1,154	209,693
Vista Outdoor, Inc. *	22,748	449,728
Vistra Corp.	25,849	448,997
Vonage Holdings Corp. *	44,442	470,196
Vulcan Materials Co.	1,021	147,882
Waste Connections, Inc.	2,024	201,024
Waters Corp. *	181	40,330
Watsco, Inc.	676	151,519
Wayfair, Inc., Class A *,1	2,871	712,094
WD-40 Co.	181	44,052
West Pharmaceutical Services, Inc.	127	34,553
Williams-Sonoma, Inc. [1]	10,226	932,713
Willis Towers Watson PLC	1,437	262,224
Wingstop, Inc.	247	28,733
Winmark Corp.	227	38,456
World Wrestling Entertainment, Inc., Class A	7,719	280,663
Wright Medical Group N.V. *	1,213	37,106
Wynn Resorts Ltd.	19,185	1,389,570
Xilinx, Inc.	352	41,779
Y-mAbs Therapeutics, Inc. *	922	39,406
Yum! Brands, Inc.	505	47,132
Zillow Group, Inc., Class A *,1	2,830	252,804
Zoom Video Communications, Inc., Class A *,1	1,716	790,922
Zscaler, Inc. *	255	34,616

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Zynga, Inc., Class A *	4,052	36,427
		130,816,894
Total common stocks (cost—$211,742,603)		215,571,762

Preferred stocks—0.2%
France—0.0%†
Safran SA5	461	48,601

Germany—0.2%
FUCHS PETROLUB SE	4,107	211,323
Henkel AG & Co. KGaA	1,891	183,940
Porsche Automobil Holding SE	185	9,911
Sartorius AG	487	206,115
Volkswagen AG	1,643	239,381
		850,670
Total preferred stocks (cost—$867,416)		899,271

Investment companies—6.3%
AlphaSimplex Managed Futures Strategy Fund, Class Y	591,860	5,823,898
Carillon Reams Unconstrained Bond Fund, Class I	1,425,474	18,260,327
Invesco DB Gold Fund	74,000	4,063,429
Total investment companies (cost—$26,687,718)		28,147,654

Number of warrants
Warrants—0.0%†
Canada—0.0%†
Quisitive Technology Solutions, Inc. expires 06/26/22 * (cost—$0)	218,300	24,987

Face amount($)
Corporate bonds—12.5%
Canada—0.2%
Air Canada
4.000%, due 07/01/25	562,665	613,699

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—12.3%
Allegheny Technologies, Inc.
3.500%, due 06/15/25[2]	2,500,000	2,450,000
American Eagle Outfitters, Inc.
3.750%, due 04/15/25[2]	2,740,000	4,783,300
Anthem, Inc.
2.750%, due 10/15/42	500,000	1,924,210
Atlassian, Inc.
0.625%, due 05/01/23	1,000,000	2,373,920
Bloomin' Brands, Inc.
5.000%, due 05/01/25[2]	1,500,000	2,127,300
Cantel Medical Corp.
3.250%, due 05/15/25[2]	1,030,000	1,375,308
Carnival Corp.
5.750%, due 04/01/23[2]	2,540,000	3,962,400
Cinemark Holdings, Inc.
4.500%, due 08/15/25[2]	2,140,000	1,871,237
Guess?, Inc.
2.000%, due 04/15/24	1,000,000	824,650
Liberty Media Corp.
1.375%, due 10/15/23	2,696,000	3,016,420
Match Group Financeco, Inc.
0.875%, due 10/01/22[2]	3,375,000	9,021,139
NCL Corp. Ltd.
6.000%, due 05/15/24[2]	2,730,000	3,864,997
Nuance Communications, Inc.
1.000%, due 12/15/35	1,438,000	2,035,920
Pandora Media LLC
1.750%, due 12/01/23	828,000	938,083
United States Steel Corp.
5.000%, due 11/01/26[2]	3,000,000	2,913,390
Wayfair, Inc.
1.000%, due 08/15/26	2,450,000	4,410,000

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value($)
Corporate bonds—(concluded)
United States—(concluded)
Workday, Inc.
0.250%, due 10/01/22	3,500,000	5,292,945
World Wrestling Entertainment, Inc.
3.375%, due 12/15/23	978,000	1,581,915
		54,767,134
Total corporate bonds (cost—$56,170,736)		55,380,833

Short-term investments—24.1%
Investment companies—24.1%
State Street Institutional U.S. Government Money Market Fund, 0.03% [3] (cost—$107,023,675)	107,023,675	107,023,675

	Face amount($)
Short-term U.S. Treasury obligations—5.8%
U.S. Treasury Bills
0.092%, due 11/27/20[1,4]	14,000,000	13,999,085
0.097%, due 12/17/20[1,4]	12,000,000	11,998,703
Total short-term U.S. Treasury obligations (cost—$25,997,788)		25,997,788

	Number of contracts	Notional amount
Equity and foreign exchange options purchased—0.5%
Call options—0.2%
Call Swiss Market Index, strike @ $10,300 expires 11/20/20 (Counterparty: JPMCB)	0	1,030,000	1,276
Call Swiss Market Index, strike @ $10,400 expires 01/15/21 (Counterparty: JPMCB)	0	936,000	6,488
Call Swiss Market Index, strike @ $10,500 expires 12/18/20 (Counterparty: JPMCB)	0	840,000	2,199
Call Swiss Market Index, strike @ $10,400 expires 12/18/20 (Counterparty: JPMCB)	0	3,432,000	12,236
Call Russell 2000 Index, strike @ $1,550 expires 11/20/20 (Counterparty: JPMCB)	0	2,480,000	77,648
Call Russell 2000 Index, strike @ $1,700 expires 01/15/21 (Counterparty: JPMCB)	1	8,840,000	136,760
Call FTSE 100 Index, strike @ $6,250 expires 11/20/20 (Counterparty: JPMCB)	0	2,375,000	1,969
Call FTSE 100 Index, strike @ $6,200 expires 12/18/20 (Counterparty: JPMCB)	2	11,904,000	38,554
Call Euro STOXX 50, strike @ $3,245 expires 11/20/20 (Counterparty: JPMCB)	1	3,151,000	857
Call Euro STOXX 50, strike @ $3,250 expires 01/15/21 (Counterparty: JPMCB)	0	1,365,000	15,897

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of contracts	Notional amount	Value($)
Equity and foreign exchange options purchased—(continued)
Call options—(concluded)
Call Euro STOXX 50, strike @ $3,250 expires 12/18/20 (Counterparty: JPMCB)	0	1,365,000	9,098
Call ESTX Banks Index, strike @ $75 expires 11/20/20 (Counterparty: JPMCB)	4	1,455,000	1,130
Call ESTX Banks Index, strike @ $60 expires 11/20/20 (Counterparty: JPMCB)	31	9,303,000	81,261
Call ESTX Banks Index, strike @ $78 expires 12/18/20 (Counterparty: JPMCB)	4	1,503,500	1,130
Call ESTX Banks Index, strike @ $68 expires 12/18/20 (Counterparty: JPMCB)	23	7,725,375	46,653
Call ESTX Banks Index, strike @ $60 expires 12/18/20 (Counterparty: JPMCB)	31	9,303,000	198,637
Call ESTX Banks Index, strike @ $54 expires 12/18/20 (Counterparty: JPMCB)	1	302,400	21,849
Total			653,642

Put options—0.3%
Put S&P 500 Index, strike @ $3,400 expires 11/20/20 (Counterparty: JPMCB)	0	3,060,000	153,000
Put S&P 500 Index, strike @ $2,775 expires 11/27/20 (Counterparty: JPMCB)	0	3,885,000	31,640
Put S&P 500 Index, strike @ $2,675 expires 11/13/20 (Counterparty: JPMCB)	0	3,745,000	11,900
Put S&P 500 Index, strike @ $3,460 expires 01/15/21 (Counterparty: JPMCB)	0	3,460,000	268,800
Put S&P 500 Index, strike @ $3,350 expires 12/18/20 (Counterparty: JPMCB)	0	3,015,000	171,054
Put Norwegian Cruise Line Holdings, strike @ $10.00, expires 06/18/21 (Counterparty: MSCI)	1	100,000	11,400
Put MSCI Emerging Markets Index Futures, strike @ $1,080 expires 11/20/20 (Counterparty: JPMCB)	0	1,188,000	22,880
Put MSCI Emerging Markets Index Futures, strike @ $1,130 expires 01/15/21 (Counterparty: JPMCB)	0	1,243,000	69,850
Put MSCI Emerging Markets Index Futures, strike @ $1,080 expires 12/18/20 (Counterparty: JPMCB)	0	1,188,000	36,410
Put Guess?, Inc., strike @ $6.00, expires 03/19/21 (Counterparty: MSCI)	3	150,000	10,000
Put Guess?, Inc. strike @ $6.00, expires 06/18/21 (Counterparty: MSCI)	1	30,000	3,500
Put Euro STOXX 50, strike @ $2,600 expires 11/20/20 (Counterparty: JPMCB)	1	3,250,000	23,293
Put Euro STOXX 50, strike @ $2,525 expires 12/18/20 (Counterparty: JPMCB)	1	3,307,750	47,601
Put Cinemark Holdings, Inc., strike @ $5 expires 03/19/21 (Counterparty: MSCI)	8	400,000	52,000

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of contracts	Notional amount	Value($)
Equity and foreign exchange options purchased—(concluded)
Put options—(concluded)
Put Carnival Corp., strike @ $7.50 expires 01/21/22 (Counterparty: MSCI)	1	56,250	11,925
Put NIO, Inc., strike @ $1.50, expires 01/15/21 (Counterparty: MSCI)	17	251,250	1,675
Put United States Steel Corp., strike @ $5, expires 01/21/22 (Counterparty: MSCI)	11	525,000	79,800
Put United States Steel Corp., strike @ $3, expires 01/21/22 (Counterparty: MSCI)	3	79,500	3,445
Put Carnival Corp., strike @ $5, expires 01/15/21 (Counterparty: MSCI)	1	50,000	900
Put Burlington Stores, Inc., strike @ $135, expires 01/15/21 (Counterparty: MSCI)	0	202,500	675
Put American Eagle Outfitters, Inc., strike @ $7, expires 01/15/21 (Counterparty: MSCI)	1	94,500	2,025
Put Euro STOXX 50, strike @ $3,000 expires 12/18/20 (Counterparty: JPMCB)	2	4,590,000	290,987
Total			1,304,760
Total equity and foreign exchange options purchased (cost—$3,424,042)			1,958,402
Total investments before investments sold short (cost—$431,913,978)—97.9%			435,004,372

	Number of shares
Investments sold short—(28.3)%
Common stocks—(21.6)%
Australia—(0.3)%
Cochlear Ltd.	(5,372)	(801,188)
Flight Centre Travel Group Ltd.	(41,487)	(328,355)
		(1,129,543)
Austria—(0.2)%
voestalpine AG	(27,737)	(770,448)

Canada—(2.9)%
Altus Group Ltd.	(8,250)	(337,542)
Canaccord Genuity Group, Inc.	(50,160)	(249,238)
CanWel Building Materials Group Ltd.	(65,610)	(300,399)
Capital Power Corp.	(17,000)	(374,630)
Cascades, Inc.	(43,360)	(461,491)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Cenovus Energy, Inc.	(126,770)	(414,859)
Choice Properties Real Estate Investment Trust	(67,520)	(609,672)
CI Financial Corp.	(11,910)	(138,829)
Crescent Point Energy Corp.	(191,920)	(239,126)
Crombie Real Estate Investment Trust	(39,420)	(384,643)
Dorel Industries, Inc., Class B	(56,880)	(614,353)
Emera, Inc.	(28,540)	(1,138,558)
Enerplus Corp.	(28,400)	(51,586)
Fortis, Inc.	(31,500)	(1,244,348)
Franco-Nevada Corp.	(6,525)	(889,345)
Husky Energy, Inc.	(106,710)	(274,724)
Hydro One Ltd.	(46,140)	(1,008,133)
IGM Financial, Inc.	(25,050)	(549,961)
International Petroleum Corp.	(1)	(2)
North West Co., Inc./The	(16,490)	(406,587)
Novagold Resources, Inc.	(27,100)	(280,906)
Onex Corp.	(10,000)	(432,335)
Pretium Resources, Inc.	(9,420)	(114,895)
Quebecor, Inc., Class B	(14,040)	(325,735)
Savaria Corp.	(15,850)	(166,911)
Sierra Wireless, Inc.	(55,490)	(615,584)
Suncor Energy, Inc.	(33,100)	(373,409)
Transcontinental, Inc., Class A	(16,810)	(199,101)
Vermilion Energy, Inc.	(130,120)	(321,320)
Whitecap Resources, Inc.	(326,450)	(595,417)
		(13,113,639)
France—(0.4)%
Airbus SE	(14,221)	(1,036,646)
JCDecaux SA	(991)	(15,293)
Renault SA	(22,486)	(556,633)
		(1,608,572)
Germany—(0.1)%
thyssenkrupp AG	(109,611)	(522,762)

Italy—(0.2)%
Eni SpA	(133,869)	(937,178)

Japan—(0.8)%
Dentsu Group, Inc.	(19,000)	(542,805)
Isetan Mitsukoshi Holdings Ltd.	(203,000)	(979,178)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(Concluded)
JFE Holdings, Inc.	(150,500)	(1,046,506)
Nissan Motor Co. Ltd.	(287,200)	(1,004,014)
		(3,572,503)
Sweden—(0.1)%
Aprea Therapeutics, Inc.	(7,360)	(160,522)
Oncopeptides AB	(8,428)	(148,416)
		(308,938)
United Kingdom—(0.3)%
Natwest Group PLC	(150,992)	(242,947)
Rolls-Royce Holdings PLC	(269,378)	(248,892)
Whitbread PLC	(32,341)	(899,545)
		(1,391,384)
United States—(16.3)%
3M Co.	(2,410)	(385,504)
Abercrombie & Fitch Co., Class A	(14,551)	(206,915)
Albemarle Corp.	(4,874)	(454,306)
Allegheny Technologies, Inc.	(163,302)	(1,504,011)
American Airlines Group, Inc.	(45,843)	(517,109)
American Eagle Outfitters, Inc.	(267,362)	(3,665,533)
Anthem, Inc.	(6,975)	(1,902,780)
Applied Therapeutics, Inc.	(4,426)	(72,011)
Atlassian Corp. PLC, Class A	(12,160)	(2,330,099)
Axsome Therapeutics, Inc.	(4,498)	(298,262)
Berkshire Hathaway, Inc., Class B	(2,275)	(459,323)
Bloomin' Brands, Inc.	(104,700)	(1,463,706)
Boeing Co./The	(1,541)	(222,505)
Campbell Soup Co.	(7,650)	(357,025)
Cantel Medical Corp.	(20,155)	(964,215)
Carnival Corp.	(295,672)	(4,053,663)
Caterpillar, Inc.	(3,623)	(568,992)
Cinemark Holdings, Inc.	(126,800)	(1,038,492)
Clorox Co./The	(1,990)	(412,427)
Clovis Oncology, Inc.	(48,004)	(236,660)
Delta Air Lines, Inc.	(14,772)	(452,614)
Deluxe Corp.	(14,700)	(315,168)
Dick's Sporting Goods, Inc.	(9,978)	(565,254)
Domtar Corp.	(28,268)	(675,040)
Equity Residential	(12,760)	(599,465)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Exxon Mobil Corp.	(14,068)	(458,898)
Facebook, Inc., Class A	(1,700)	(447,287)
Federal Realty Investment Trust	(5,353)	(368,179)
Fortune Brands Home & Security, Inc.	(2,769)	(223,929)
Franklin Resources, Inc.	(16,640)	(312,000)
Freeport-McMoRan, Inc.	(32,697)	(566,966)
Goldman Sachs Group, Inc./The	(2,400)	(455,856)
Guess?, Inc.	(23,300)	(274,474)
Hess Corp.	(10,771)	(400,897)
Hilton Worldwide Holdings, Inc.	(6,440)	(565,496)
Home Depot, Inc./The	(3,090)	(824,134)
Host Hotels & Resorts, Inc.	(85,843)	(899,635)
Iovance Biotherapeutics, Inc.	(9,492)	(338,675)
Iron Mountain, Inc.	(28,270)	(736,716)
J.M. Smucker Co./The	(5,720)	(641,784)
Kroger Co./The	(13,070)	(420,985)
Lennox International, Inc.	(811)	(220,316)
Liberty Media Corp-Liberty Braves, Class A	(4,323)	(89,486)
Liberty Media Corp-Liberty SiriusXM, Class A	(40,433)	(1,397,769)
Liberty Media Corp.-Liberty Formula One, Class A	(9,944)	(331,135)
Live Nation Entertainment, Inc.	(9,320)	(454,816)
Louisiana-Pacific Corp.	(8,143)	(232,727)
Marathon Petroleum Corp.	(35,885)	(1,058,608)
Marriott International, Inc., Class A	(6,056)	(562,481)
Masco Corp.	(8,575)	(459,620)
Match Group, Inc.	(73,814)	(8,619,999)
MDC Holdings, Inc.	(5,213)	(226,870)
Norwegian Cruise Line Holdings Ltd.	(209,907)	(3,490,753)
Nuance Communications, Inc.	(46,676)	(1,489,431)
Omeros Corp.	(17,413)	(176,568)
Peabody Energy Corp.	(118,702)	(153,126)
Peloton Interactive, Inc., Class A	(2,830)	(311,894)
Phathom Pharmaceuticals, Inc.	(2,252)	(88,639)
Polaris, Inc.	(1,225)	(111,303)
Pool Corp.	(1,000)	(349,830)
Provention Bio, Inc.	(1,309)	(15,525)
Reata Pharmaceuticals, Inc., Class A	(2,328)	(271,701)
Relmada Therapeutics, Inc.	(2,380)	(73,613)
Royal Caribbean Cruises Ltd.	(17,852)	(1,007,210)
Ryman Hospitality Properties, Inc.	(4,763)	(189,806)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(concluded)
United States—(concluded)
SeaWorld Entertainment, Inc.	(10,471)	(230,571)
SEI Investments Co.	(13,110)	(644,357)
Sherwin-Williams Co./The	(653)	(449,251)
Simpson Manufacturing Co., Inc.	(2,618)	(232,269)
Sirius XM Holdings, Inc.	(50,300)	(288,219)
Slack Technologies, Inc., Class A	(22,600)	(578,108)
Sleep Number Corp.	(2,562)	(162,328)
Teradata Corp.	(3,520)	(64,662)
TherapeuticsMD, Inc.	(116,678)	(142,347)
Triumph Group, Inc.	(88,852)	(586,423)
Twitter, Inc.	(11,941)	(493,880)
Uber Technologies, Inc.	(13,302)	(444,420)
United Rentals, Inc.	(3,176)	(566,249)
United States Steel Corp.	(134,700)	(1,301,202)
Urban Outfitters, Inc.	(3,567)	(79,687)
Virgin Galactic Holdings, Inc.	(14,688)	(255,865)
Wayfair, Inc., Class A	(15,920)	(3,948,638)
Weingarten Realty Investors	(6,072)	(96,302)
Whirlpool Corp.	(3,073)	(568,382)
Williams-Sonoma, Inc.	(6,202)	(565,684)
Wingstop, Inc.	(2,771)	(322,350)
Workday, Inc., Class A	(20,300)	(4,265,436)
World Wrestling Entertainment, Inc., Class A	(34,750)	(1,263,510)
Wynn Resorts Ltd.	(13,111)	(949,630)
YETI Holdings, Inc.	(8,687)	(429,833)
Yum! Brands, Inc.	(2,000)	(186,660)
ZIOPHARM Oncology, Inc.	(94,143)	(196,759)
Zoom Video Communications, Inc., Class A	(442)	(203,722)
		(72,556,960)
Total common stocks (cost—$(99,524,839))		(95,911,927)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

	Face amount($)
Corporate bonds—(1.8)%
United States—(1.8)%
Allegheny Technologies, Inc.
5.875%, due 12/01/27	(1,500,000)	(1,411,875)
Kohl's Corp.
4.250%, due 07/17/25	(622,000)	(613,022)
5.550%, due 07/17/45	(135,000)	(121,769)
Royal Caribbean Cruises Ltd.
4.250%, due 06/15/23	(4,500,000)	(4,630,770)
United States Steel Corp.
6.250%, due 03/15/26	(1,500,000)	(1,140,000)
		(7,917,436)
Total corporate bonds (cost—$(8,553,552))		(7,917,436)

Investment companies—(4.8)%
Horizon S&P/TSX 60 Index ETF	(132,370)	(3,532,053)
Invesco QQQ Trust, Series 1	(3,990)	(1,074,826)
iShares Core S&P Small-Cap ETF	(5,610)	(404,032)
iShares Core S&P/TSX Capped Composite Index ETF	(42,090)	(783,481)
iShares MSCI USA Momentum Factor ETF	(15,430)	(2,179,179)
iShares Russell 2000 ETF	(17,625)	(2,698,211)
iShares S&P/TSX 60 Index ETF	(196,717)	(3,474,256)
SPDR Dow Jones Industrial Average ETF Trust	(1,970)	(522,168)
SPDR S&P 500 ETF Trust	(20,123)	(6,570,965)
Total investment companies (cost—$(21,351,472))		(21,239,171)

Rights—(0.1)%
United Kingdom—(0.1)%
Rolls-Royce Holdings PLC expires 11/11/20	(897,927)	(453,673)
(cost—$(709,249)
Warrants—(0.0)%†
United States—(0.0)%†
Occidental Petroleum Corp. expires 08/03/27	(1,971)	(4,868)
(cost—$(11,136)
Total investments sold short (proceeds—$130,150,248)		(125,527,075)
Other assets in excess of liabilities—30.4%		135,026,955
Net assets—100.0%		$444,504,252

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

Equity options written—(0.6)%

Notional amount		Number of contracts	Call options	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
CHF	972,000	9	Call Swiss Market Index, strike @ 10,800.00	01/15/21	9,863	(1,924)	7,939
CHF	880,000	8	Call Swiss Market Index, strike @ 11,000.00	12/18/20	13,755	(296)	13,459
CHF	1,070,000	10	Call Swiss Market Index, strike @ 10,700.00	11/20/20	13,456	(295)	13,161
USD	4,641,000	13	Call S&P 500 Index, strike @ 3,570.00	11/20/20	7,392	(5,539)	1,853
USD	4,440,000	12	Call S&P 500 Index, strike @ 3,700.00	11/13/20	17,383	(720)	16,663
USD	9,100,000	52	Call Russell 2000 Index, strike @ 1,750.00	01/15/21	227,166	(76,440)	150,726
USD	2,640,000	16	Call Russell 2000 Index, strike @ 1,650.00	11/20/20	22,809	(22,720)	89
USD	1,342,000	11	Call MSCI Emerging Markets Index Futures, strike @ 1,220.00	01/15/21	15,439	(9,460)	5,979
USD	1,298,000	11	Call MSCI Emerging Markets Index Futures, strike @ 1,180.00	12/18/20	22,919	(11,770)	11,149
USD	1,287,000	11	Call MSCI Emerging Markets Index Futures, strike @ 1,170.00	11/20/20	17,144	(5,500)	11,644
GBP	12,096,000	192	Call FTSE 100 Index, strike @ 6,300.00	12/18/20	174,675	(26,117)	148,558
EUR	1,470,000	42	Call Euro STOXX 50, strike @ 3,500.00	01/15/21	10,267	(2,006)	8,261
EUR	1,470,000	42	Call Euro STOXX 50, strike @ 3,500.00	12/18/20	8,126	(929)	7,197
EUR	16,849,000	5,117	Call ESTX Banks Index, strike @ 62.50	12/18/20	605,626	(156,835)	448,791
EUR	9,690,625	3,101	Call ESTX Banks Index, strike @ 62.50	11/20/20	167,945	(63,203)	104,742
Total					1,333,965	(383,754)	950,211

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

Equity options written—(continued)

Notional amount		Number of contracts	Put options	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
CHF	582,000	6	Put Swiss Market Index, strike @ 9,700.00	01/15/21	12,505	(31,264)	(18,759)
CHF	3,917,000	38	Put Swiss Market Index, strike @ 10,400.00	12/18/20	173,643	(346,075)	(172,432)
CHF	480,000	5	Put Swiss Market Index, strike @ 9,600.00	11/20/20	9,066	(14,503)	(5,437)
USD	3,260,000	10	Put S&P 500 Index, strike @ 3,260.00	01/15/21	86,383	(177,400)	(91,017)
USD	2,835,000	9	Put S&P 500 Index, strike @ 3,150.00	12/18/20	96,825	(97,650)	(825)
USD	2,880,000	9	Put S&P 500 Index, strike @ 3,200.00	11/20/20	72,345	(75,600)	(3,255)
USD	1,976,000	13	Put Russell 2000 Index, strike @ 1,520.00	01/15/21	74,861	(122,966)	(48,105)
USD	1,240,000	8	Put Russell 2000 Index, strike @ 1,550.00	11/20/20	65,603	(50,880)	14,723
USD	1,188,000	11	Put MSCI Emerging Markets Index Futures, strike @ 1,080.00	01/15/21	35,404	(46,970)	(11,566)
USD	1,078,000	11	Put MSCI Emerging Markets Index Futures, strike @ 980.00	12/18/20	20,719	(13,530)	7,189
USD	1,089,000	11	Put MSCI Emerging Markets Index Futures, strike @ 990.00	11/20/20	14,724	(5,500)	9,224
GBP	952,000	16	Put FTSE 100 Index, strike @ 5,950.00	12/18/20	46,731	(92,136)	(45,405)
GBP	1,073,500	19	Put FTSE 100 Index, strike @ 5,650.00	11/20/20	28,560	(46,522)	(17,962)
EUR	1,260,000	42	Put Euro STOXX 50, strike @ 3,000.00	01/15/21	37,484	(86,580)	(49,096)
EUR	5,460,000	195	Put Euro STOXX 50, strike @ 2,800.00	12/18/20	88,412	(185,319)	(96,907)
EUR	1,449,000	46	Put Euro STOXX 50, strike @ 3,150.00	11/20/20	43,005	(113,202)	(70,197)
EUR	3,244,400	1,100	Put ESTX Banks Index, strike @ 54.00	12/18/20	328,605	(475,701)	(147,096)
EUR	1,067,000	388	Put ESTX Banks Index, strike @ 55.00	11/20/20	100,249	(93,766)	6,483
Total					1,335,124	(2,075,564)	(740,440)
Total equity options written					(2,669,089)	(2,459,318)	209,771

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:
64	USD	Mini MSCI Emerging Markets (EM) Index Futures	December 2020	3,477,985	3,526,080	48,095
43	USD	S&P 500 E-Mini Index Futures	December 2020	7,159,476	7,019,105	(140,371)
50	USD	S&P 500 E-Mini Index Futures	December 2021	618,125	650,625	32,500
50	USD	S&P 500 E-Mini Index Futures	December 2022	631,250	633,750	2,500
15	USD	S&P 500 E-Mini Industrial Sector Futures	December 2020	1,216,135	1,142,550	(73,585)
U.S. Treasury futures buy contracts:
412	USD	U.S. Treasury Note 10 Year Futures	December 2020	57,345,097	56,946,125	(398,972)
Total				70,448,068	69,918,235	(529,833)

Index futures sell contracts:
95	EUR	EURO STOXX 50 Index Futures	December 2020	(3,653,487)	(3,273,889)	379,598
292	EUR	EURO STOXX 600 Index Futures	December 2020	(6,280,297)	(5,810,230)	470,067
24	JPY	TOPIX Index Futures	December 2020	(3,656,899)	(3,605,903)	50,996
130	USD	MSCI ACWI Index Futures	December 2020	(3,746,951)	(3,635,450)	111,501
35	USD	MSCI Industrials Index Futures	December 2020	(1,329,468)	(1,283,695)	45,773
105	USD	MSCI World Index Futures	December 2020	(7,476,435)	(7,166,250)	310,185
116	USD	Russell 2000 Value E-Mini Index Futures	December 2020	(8,623,063)	(8,913,440)	(290,377)
Total				(34,766,600)	(33,688,857)	1,077,743
Net unrealized appreciation (depreciation)						547,910

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

Centrally cleared credit default swap agreements on corporate issues—sell protection7

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[5](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North American High Yield Series 35 Index	USD	17,210	12/20/25	Quarterly	5.000	(727,233)	700,415	(26,818)
iTraxx Europe Crossover Series 34 Index	EUR	14,405	12/20/25	Quarterly	5.000	(1,357,623)	1,112,630	(244,993)
Total						(2,084,856)	1,813,045	(271,811)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[6](%)	Payments received by the Portfolio[6](%)	Value($)	Unrealized appreciation (depreciation)($)
USD	1,550	10/26/50	Maturity	2.087	12 Month US CPI	(5,252)	(5,252)
USD	488	07/28/50	Annual	1.828	12 Month US CPI	48,508	48,508
USD	487	07/29/50	Annual	1.810	12 Month US CPI	51,312	51,312
USD	488	07/28/50	Annual	1.828	12 Month US CPI	51,924	51,924
CNY	47,251	12/16/25	Quarterly	3 Month GBP LIBOR	2.825	72,474	72,474
CNY	31,881	12/16/25	Quarterly	3 Month GBP LIBOR	0.029	60,004	60,004
CNY	56,160	12/16/25	Quarterly	3 Month GBP LIBOR	0.029	108,831	108,831
CNY	43,871	12/16/25	Quarterly	3 Month GBP LIBOR	0.029	84,099	84,099
Total						471,900	471,900

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[6](%)	Payments received by the Portfolio[6](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BOA	USD	144	01/13/21	Monthly	CenturyLink, Inc. Common Stock	1 Month USD LIBOR plus 10 bps	—	13,523	13,523
BOA	USD	312	01/13/21	Monthly	AT&T, Inc. Common Stock	1 Month USD LIBOR plus 10 bps	—	8,973	8,973
BOA	USD	167	01/13/21	Monthly	Discovery, Inc. Common Stock	1 Month USD LIBOR plus 10 bps	—	5,000	5,000
BOA	USD	150	01/13/21	Quarterly	Fox Corp. Common Stock	1 Month USD LIBOR plus 10 bps	—	3,830	3,830
BOA	USD	162	01/13/21	Monthly	ViacomCBS, Inc. Common Stock	1 Month USD LIBOR plus 10 bps	—	1,864	1,864
BOA	USD	229	01/13/21	Monthly	Verizon Communication, Inc. Common Stock	1 Month USD LIBOR plus 10 bps	—	2,200	2,200
BOA	USD	131	01/13/21	Monthly	Walt Disney Co./The Common Stock	1 Month USD LIBOR plus 10 bps	—	5,390	5,390
BOA	USD	30	01/13/21	Monthly	Netflix, Inc. Common Stock	1 Month USD LIBOR plus 10 bps	—	606	606
BOA	EUR	640	07/09/21	Monthly	MSCI EMU Net Total Return EUR Index	1 Month Euribor minus 32.5 bps	—	59,599	59,599
BOA	EUR	1,329	07/09/21	Monthly	MSCI EMU Net Total Return EUR Index	1 Month Euribor minus 39 bps	—	123,766	123,766
BOA	EUR	4,366	07/09/21	Monthly	MSCI World Net Total Return USD Index	1 Month Euribor minus 33 bps	—	405,569	405,569
MSCI	USD	18	12/19/22	At Maturity	1 Day Federal Fund Rate minus 55 bps	Cellnex Telecom N.A., Common Stock	—	267,432	267,432
MSCI	USD	887	10/27/22	At Maturity	Technology Select Sector Index	1 Day Federal Fund Rate minus 10 bps	—	(103,105)	(103,105)
MSCI	USD	712	10/27/22	At Maturity	Industrial Select Sector Index	1 Day Federal Fund Rate minus 35 bps	—	(263,892)	(263,892)
MSCI	USD	791	10/27/22	At Maturity	Consumer Discretionary Select Sector Index	1 Day Federal Fund Rate minus 25 bps	—	(187,468)	(187,468)
MSCI	USD	3,791	10/27/22	At Maturity	S&P 500 Index	1 Day Federal Fund Rate minus 25 bps	—	(940,587)	(940,587)
MSCI	USD	119	10/27/22	At Maturity	Dow Jones U.S. Real Estate Index	1 Day Federal Fund Rate minus 20 bps	—	20,921	20,921
MSCI	USD	562	10/27/22	At Maturity	Financial Select Sector Index	1 Day Federal Fund Rate minus 35 bps	—	86,718	86,718
MSCI	USD	728	10/27/22	At Maturity	Health Care Select Sector Index	1 Day Federal Fund Rate minus 25 bps	—	(69,994)	(69,994)
MSCI	USD	64	10/27/22	At Maturity	Gilead Sciences, Inc., Common Stock	1 Day Federal Fund Rate minus 30 bps	—	14,473	14,473
MSCI	USD	1	02/03/23	At Maturity	1 Day Federal Fund Rate minus 50 bps	Becton Dickinson and Co., Common Stock	—	(794)	(794)
SG	USD	2,552	09/08/21	Monthly	MSCI World Net Total Return EUR Index	1 Month USD LIBOR minus 21 bps	—	149,504	149,504
SG	USD	262	01/15/21	Monthly	AT&T, Inc. Common Stock	1 Month USD LIBOR	—	76,417	76,417
SG	USD	266	01/15/21	Monthly	Verizon Communications, Inc. Common Stock	1 Month USD LIBOR	—	9,309	9,309
SG	USD	134	01/15/21	Monthly	ViacomCBS, Inc., Common Stock	1 Month USD LIBOR plus 15 bps	—	39,837	39,837
SG	USD	134	01/15/21	Monthly	Netflix, Inc., Common Stock	1 Month USD LIBOR plus 15 bps	—	(55,310)	(55,310)
SG	USD	133	01/15/21	Monthly	Fox, Corp. Class B, Common Stock	1 Month USD LIBOR plus 15 bps	—	36,994	36,994
SG	USD	132	01/15/21	Monthly	Discovery, Inc.Discovery, Inc. Common Stock	1 Month USD LIBOR plus 5 bps	—	47,712	47,712
SG	USD	133	01/15/21	Monthly	Walt Disney Co./The Common Stock	1 Month USD LIBOR plus 15 bps	—	21,046	21,046
SG	USD	133	01/15/21	Monthly	CenturyLink, Inc., Common Stock	1 Month USD LIBOR plus 15 bps	—	45,126	45,126

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

Swaps—(concluded)

OTC Total return swaps—(concluded)

JPMCB	CAD	16	2/22/2021	Monthly	0.78	Cineplex, Inc.	—	(335,133)	(335,133)
JPMCB	CHF	17	10/28/2020	Monthly	Sunrise Communications Group AG	0.50	—	12,422	12,422
JPMCB	EUR	52	9/22/2021	Monthly	Bankia SA	0.23	—	(11,600)	(11,600)
JPMCB	EUR	35	9/22/2021	Monthly	CaixaBank SA	0.77	—	11,058	11,058
JPMCB	EUR	10	6/15/2021	Monthly	Just Eat Takeaway.com N.V	0.78	—	(70,253)	(70,253)
JPMCB	EUR	25	6/16/2021	Monthly	Unilever N.V.	0.23	—	21,578	21,578
JPMCB	EUR	0	10/28/2020	Monthly	Worldline SA	0.24	—	(1,952)	(1,952)
JPMCB	GBP	116	8/10/2021	Monthly	0.34	Hastings Group Holdings PLC	—	(4,287)	(4,287)
JPMCB	GBP	10	9/1/2021	Monthly	RWS Holdings PLC	0.57	—	6,870	6,870
JPMCB	GBP	8	9/1/2021	Monthly	0.34	SDL PLC	—	(5,075)	(5,075)
JPMCB	GBP	24	6/16/2021	Monthly	Unilever PLC	0.26	—	(8,761)	(8,761)
JPMCB	SEK	12	6/28/2021	Monthly	Evolution Gaming Group A	1.48	—	(29,765)	(29,765)
JPMCB	SEK	96	6/28/2021	Monthly	0.26	NetEnt AB	—	22,614	22,614
JPMCB	USD	21	2/22/2021	Monthly	0.45	Acacia Communications, Inc.	—	(19,001)	(19,001)
JPMCB	USD	27	10/29/2021	Monthly	Advanced Micro Devices, Inc.	0.22	—	71,660	71,660
JPMCB	USD	18	7/15/2021	Monthly	Analog Devices, Inc	0.22	—	(46,856)	(46,856)
JPMCB	USD	11	4/11/2021	Monthly	Aon PLC	0.22	—	(1,066,542)	(1,066,542)
JPMCB	USD	46	8/31/2021	Monthly	0.45	BMC Stock Holdings, Inc.	—	(58,383)	(58,383)
JPMCB	USD	61	8/31/2021	Monthly	Builders FirstSource, Inc.	0.22	—	64,819	64,819
JPMCB	USD	3	10/20/2021	Monthly	0.45	CIT Group , Inc.	—	14,337	14,337
JPMCB	USD	5	10/26/2021	Monthly	0.45	Concho Resources , Inc.	—	(24,073)	(24,073)
JPMCB	USD	8	10/26/2021	Monthly	ConocoPhillips	0.22	—	25,165	25,165
JPMCB	USD	0	10/20/2021	Monthly	First Citizens BancShares, Inc., Class A	0.22	—	(13,350)	(13,350)
JPMCB	USD	141	2/22/2021	Monthly	0.45	Fitbit, Inc., Class A	—	87,459	87,459
JPMCB	USD	7	8/11/2021	Monthly	0.45	GCI Liberty, Inc., Class A	—	218	218
JPMCB	USD	15	6/15/2021	Monthly	0.45	GrubHub, Inc.	—	106,383	106,383
JPMCB	USD	5	11/2/2021	Monthly	0.00	Inphi Corp.	—	2,303	2,303
JPMCB	USD	4	8/11/2021	Monthly	Liberty Broadband Corp.	0.22	—	(2,399)	(2,399)
JPMCB	USD	14	8/9/2021	Monthly	0.45	Livongo Health, Inc.	—	64,684	64,684
JPMCB	USD	11	11/2/2021	Monthly	0.00	Marvell Technology Group Ltd.	—	913	913
JPMCB	USD	29	7/15/2021	Monthly	0.45	Maxim Integrated Products, Inc.	—	412	412
JPMCB	USD	5	7/10/2021	Monthly	0.45	MyoKardia, Inc.	—	15,440	15,440
JPMCB	USD	53	10/25/2021	Monthly	0.45	Parsley Energy, Inc., Class A	—	4,106	4,106
JPMCB	USD	7	10/25/2021	Monthly	Pioneer Natural Resources Co.	0.22	—	4,163	4,163
JPMCB	USD	41	10/25/2021	Monthly	0.45	PNM Resources, Inc.	—	9,467	9,467
JPMCB	USD	8	8/9/2021	Monthly	Teladoc Health, Inc.	0.22	—	151,516	151,516
JPMCB	USD	8	2/22/2021	Monthly	0.45	Tiffany & Co.	—	(28,760)	(28,760)
JPMCB	USD	12	8/5/2021	Monthly	0.45	Varian Medical Systems, Inc.	—	(16,593)	(16,593)
JPMCB	USD	10	3/11/2021	Monthly	0.45	Willis Towers Watson PLC	—	139,257	139,257
JPMCB	USD	52	2/22/2021	Monthly	0.45	Wright Medical Group N.V.	—	9,132	9,132
JPMCB	USD	17	10/29/2021	Monthly	0.45	Xilinx, Inc.	—	(71,339)	(71,339)
							$—	$(1,143,487)	$(1,143,487)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

OTC Variance swap agreements

Counterparty	Notional amount (000)		Maturity date	Pay/ receive variance	Reference entity	Volatility strike price	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
GS	USD	232	06/18/21	Pay	S&P 500 Index	29.25	—	(556,938)	(556,938)
GS	USD	875	01/15/21	Receive	S&P 500 Index	29.25	—	306,062	306,062
							—	(250,876)	(250,876)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	AUD	7,042,983	USD	5,029,371	12/16/20	77,710
BB	CAD	227,626	USD	170,110	12/16/20	(780)
BB	CAD	7,763,549	USD	5,892,058	12/16/20	63,607
BB	EUR	2,185,665	USD	2,572,069	12/16/20	23,911
BB	GBP	2,580,438	USD	3,328,239	12/16/20	(15,808)
BB	GBP	1,450,392	USD	1,893,722	12/16/20	14,126

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	JPY	176,628,951	USD	1,683,626	12/16/20	(4,447)
BB	JPY	16,340,721	USD	156,490	12/16/20	319
BB	NOK	225,535,229	USD	25,136,731	12/16/20	1,515,951
BB	NZD	16,708,867	USD	11,138,543	12/16/20	90,243
BB	NZD	235,046	USD	155,028	12/16/20	(390)
BB	SEK	117,196,465	USD	13,434,812	12/16/20	256,991
BB	SEK	47,543,643	USD	5,293,180	12/16/20	(52,728)
BB	SGD	8,759,902	USD	6,428,063	12/16/20	14,884
BB	SGD	1,089,674	USD	795,223	12/16/20	(2,534)
BB	USD	20,197,106	AUD	27,738,336	12/16/20	(695,307)
BB	USD	40,402,302	EUR	33,896,822	12/16/20	(883,676)
BB	USD	143,833	EUR	123,606	12/16/20	274
BB	USD	3,194,885	GBP	2,470,003	12/16/20	6,046
BB	USD	9,054,469	JPY	959,210,603	12/16/20	112,872
BB	USD	66,968	JPY	6,990,867	12/16/20	(155)
BB	USD	1,515,353	NOK	14,305,233	12/16/20	(17,136)
BB	USD	1,921,060	NZD	2,882,486	12/16/20	(15,092)
BB	USD	1,285,175	NZD	1,958,249	12/16/20	9,666
BB	USD	15,467,324	SEK	136,162,376	12/16/20	(156,936)
BB	USD	2,784,184	SEK	24,860,941	12/16/20	11,233
BB	USD	480,231	SGD	658,933	12/16/20	2,179
BB	USD	4,869,070	SGD	6,624,721	12/16/20	(19,069)
BNP	EUR	573,000	USD	678,612	11/12/20	11,135
BNP	GBP	97,000	USD	127,033	11/12/20	1,362
BNP	INR	12,844,209	USD	170,000	11/12/20	(3,183)
BNP	TWD	10,277,300	USD	352,542	11/12/20	(6,770)
BNP	TWD	44,860,000	USD	1,541,314	12/11/20	(27,231)
BNP	USD	1,428,910	EUR	1,206,000	11/12/20	(24,064)
BOA	AUD	4,300,000	USD	3,086,359	11/12/20	63,729
BOA	EUR	139,000	USD	161,728	11/12/20	(190)
BOA	EUR	333,000	USD	397,671	11/12/20	9,765
BOA	KRW	2,545,082,000	USD	2,139,767	11/12/20	(103,064)
BOA	USD	205,149	AUD	282,250	11/12/20	(6,745)
BOA	USD	50,447	GBP	39,000	11/12/20	80
BOA	USD	4,899,000	MXN	106,386,909	01/14/21	77,065
BOA	USD	382,654	SGD	525,000	11/12/20	1,691
CITI	EUR	8,781,254	USD	10,374,697	01/20/21	127,981
CITI	JPY	32,874,000	USD	314,000	11/12/20	(27)
CITI	KRW	319,061,746	USD	268,525	11/12/20	(12,645)
CITI	KRW	396,706,000	USD	351,830	11/12/20	2,236
CITI	USD	1,764,811	AUD	2,409,250	11/12/20	(71,259)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
CITI	USD	1,609,442	EUR	1,356,500	11/12/20	(29,280)
CITI	USD	1,535,925	KRW	1,808,582,000	11/12/20	57,872
CITI	USD	1,536,460	SGD	2,088,000	11/12/20	(7,862)
GSI	EUR	698,000	USD	826,167	11/12/20	13,080
GSI	USD	1,558,180	TWD	44,860,000	12/11/20	10,365
JPMCB	CHF	278,000	USD	304,695	11/12/20	1,435
JPMCB	EUR	4,736,848	USD	5,588,232	11/12/20	70,365
JPMCB	EUR	868,906	USD	1,018,750	11/30/20	6,176
JPMCB	EUR	1,454,897	USD	1,655,393	02/26/21	(43,700)
JPMCB	EUR	114,927	USD	125,983	03/31/21	(8,334)
JPMCB	EUR	120,808	USD	143,609	03/31/21	2,420
JPMCB	GBP	2,895,126	USD	3,788,707	11/12/20	37,853
JPMCB	GBP	1,825,957	USD	2,279,835	11/30/20	(86,086)
JPMCB	JPY	131,444,877	USD	1,244,071	11/12/20	(11,545)
JPMCB	SEK	2,648,000	USD	303,199	11/12/20	5,588
JPMCB	SGD	4,180,000	USD	3,044,506	11/12/20	(15,619)
JPMCB	USD	1,157,596	AUD	1,608,500	11/12/20	(26,921)
JPMCB	USD	512,001	CAD	686,351	03/31/21	3,419
JPMCB	USD	7,721,329	EUR	6,541,000	11/12/20	(101,839)
JPMCB	USD	2,253,824	EUR	1,992,307	11/30/20	67,897
JPMCB	USD	775,613	EUR	660,314	02/26/21	(4,469)
JPMCB	USD	281,632	EUR	235,735	03/31/21	(6,126)
JPMCB	USD	1,059,617	GBP	829,218	11/30/20	14,813
JPMCB	USD	12,310,000	JPY	1,300,704,390	11/12/20	114,876
JPMCB	USD	382,637	SGD	525,000	11/12/20	1,709
JPMCB	USD	381,910	SGD	521,000	11/12/20	(493)
MSCI	AUD	19,264,490	USD	13,948,864	12/16/20	404,713
MSCI	AUD	668,059	USD	468,378	12/16/20	(1,310)
MSCI	CAD	33,697,042	USD	25,515,525	12/16/20	217,610
MSCI	CAD	868,961	USD	648,345	12/16/20	(4,024)
MSCI	EUR	27,639,877	USD	32,860,303	12/16/20	636,340
MSCI	GBP	14,814,969	USD	19,063,475	12/16/20	(135,573)
MSCI	GBP	3,085,141	USD	4,017,261	12/16/20	19,158
MSCI	JPY	1,587,845,045	USD	15,015,282	12/16/20	(160,027)
MSCI	JPY	16,868,229	USD	161,404	12/16/20	192
MSCI	NOK	36,421,439	USD	3,930,347	12/16/20	115,854
MSCI	NOK	3,850,686	USD	402,153	12/16/20	(1,137)
MSCI	NZD	3,746,942	USD	2,493,128	12/16/20	15,562
MSCI	NZD	36,370	USD	23,822	12/16/20	(226)
MSCI	SEK	89,857,389	USD	10,240,585	12/16/20	136,829
MSCI	SEK	14,810,999	USD	1,640,833	12/16/20	(24,547)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
MSCI	SGD	3,226,402	USD	2,359,720	12/16/20	(2,349)
MSCI	USD	9,528,729	AUD	13,366,228	12/16/20	(131,426)
MSCI	USD	2,491,470	CAD	3,300,503	12/16/20	(13,632)
MSCI	USD	563,323	CAD	753,443	12/16/20	2,321
MSCI	USD	9,633,334	EUR	8,173,688	12/16/20	(104,036)
MSCI	USD	3,903,662	GBP	3,001,376	12/16/20	(14,112)
MSCI	USD	5,859,286	GBP	4,563,084	12/16/20	54,117
MSCI	USD	5,385,990	JPY	568,277,894	12/16/20	45,139
MSCI	USD	969,243	JPY	101,184,303	12/16/20	(2,207)
MSCI	USD	29,514,982	NOK	267,885,462	12/16/20	(1,458,775)
MSCI	USD	432,964	NOK	4,156,506	12/16/20	2,355
MSCI	USD	4,667,358	NZD	7,000,491	12/16/20	(38,467)
MSCI	USD	1,694,786	NZD	2,572,116	12/16/20	5,959
MSCI	USD	40,128,222	SEK	349,316,327	12/16/20	(850,348)
MSCI	USD	475,371	SEK	4,234,632	12/16/20	780
MSCI	USD	134,111	SGD	183,445	12/16/20	190
MSCI	USD	540,206	SGD	735,244	12/16/20	(1,929)
SG	KRW	242,902,000	USD	204,585	11/12/20	(9,470)
SG	USD	1,610,437	EUR	1,356,500	11/12/20	(30,275)
SG	USD	409,936	GBP	310,000	11/12/20	(8,308)
SG	USD	382,086	SGD	521,000	11/12/20	(669)
Net unrealized appreciation (depreciation)						(894,314)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	215,371,002	200,760	—	215,571,762
Preferred stocks	850,670	48,601	—	899,271
Investment companies	28,147,654	—	—	28,147,654
Warrant	24,987	—	—	24,987
Corporate bonds	—	55,380,833	—	55,380,833
Short-term investments	—	107,023,675	—	107,023,675
Short-term U.S. Treasury obligations	—	25,997,788	—	25,997,788
Equity and foreign exchange options purchased	1,958,402	—	—	1,958,402
Futures contracts	1,451,215	—	—	1,451,215
Swap agreements	—	4,042,068	—	4,042,068
Forward foreign currency contracts	—	4,560,043	—	4,560,043
Total	247,803,930	197,253,768	—	445,057,698

Liabilities
Investments sold short	(117,609,639)	(7,917,436)	—	(125,527,075)
Equity options written	(2,459,318)	—	—	(2,459,318)
Futures contracts	(903,305)	—	—	(903,305)
Swap agreements	—	(2,183,340)	—	(2,183,340)
Forward foreign currency contracts	—	(5,454,357)	—	(5,454,357)
Total	(120,972,262)	(15,555,133)	—	(136,527,395)

At October 31, 2020, there were no transfers in or out of Level 3.

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2020 (unaudited)

Portfolio footnotes

*	Non-income producing security.

†	Amount represents less than 0.05% or (0.05)%.

1	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $37,090,671, represented 8.3% of the Portfolio’s net assets at period end.

3	Rates shown reflect yield at October 31, 2020.

4	Rate shown is the discount rate at the date of purchase unless otherwise noted.

5	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

6	Payments made or received are based on the notional amount.

7	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

Glossary of terms used in the Portfolio of investments (unaudited)

Portfolio acronyms:

ABS	Asset-backed Security
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage
BAM	Build Americal Mutual
BOBL	Bundesobligationen
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
COFI	Cost of Funds Index
CPI	Consumer Price Index
DAC	Designated Activity Company
DIP	Debtor-in-possession
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GTD	Guaranteed
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MGIC	Mortgage Guaranty Insurance Corporation
MTA	Monthly Treasury Average Index
MTN	Medium Term Note
NVDR	Non-Voting Depository Receipt
OAT	Obligation Assimilables du Trésor (French Government Bonds)
OTC	Over The Counter
PJSC	Private Joint Stock Company
PO	Principal Only
PSF	Permanent School Fund
RASC	Retirement Administration Service Center
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RPI	Retail Price Index
SBA	Small Business Administration
SIFMA	Municipal Swap Index Yield
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SPDR	Standard and Poor’s Depository Receipts
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA	To-Be-Announced Security
TIPS	Treasury inflation protected securities
UMBS	Uniform Mortgage Backed Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

Currency type abbreviations:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Counterparty acronyms:

ANZ	Australia and New Zealand Banking Group
BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citibank NA
DB	Deutsche Bank AG
GS	Goldman Sachs
GSB	Goldman Sachs Bank USA
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SG	Societe Generale
SSC	State Street Bank and Trust Co.
TD	Toronto-Dominion Bank

See accompanying notes to financial statements

PACE Select Advisors Trust

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio’s assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Portfolio calculates its net asset value based on the current market value, where available, for its portfolio investments. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio’s net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio’s investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, Fair value measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the counterparty clearing houses.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC) the responsibility for making fair value determinations with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments. A fair value hierarchy table has been included near the end of each Portfolio’s portfolio of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2020.